 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2737

Fidelity Summer Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2015

Item 1.

Reports to Stockholders

Fidelity® Capital & Income Fund Semi-Annual Report October 31, 2015

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2015

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
International Lease Finance Corp.	2.7	2.4
T-Mobile U.S.A., Inc.	2.7	2.6
Energy Future Holdings Corp.	2.1	2.0
Numericable Group SA	2.0	1.8
GMAC LLC	2.0	1.6
	11.5

Top Five Market Sectors as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	13.7	12.7
Technology	9.4	8.4
Diversified Financial Services	9.2	8.4
Banks & Thrifts	8.3	7.7
Healthcare	7.6	7.3

Quality Diversification (% of fund's net assets)

As of October 31, 2015
AAA,AA,A	0.7%
BBB	4.7%
BB	30.9%
B	22.6%
CCC,CC,C	8.9%
Not Rated	4.5%
Equities	20.2%
Short-Term Investments and Net Other Assets	7.5%

As of April 30, 2015
AAA,AA,A	0.4%
BBB	3.7%
BB	30.0%
B	27.0%
CCC,CC,C	8.5%
Not Rated	4.8%
Equities	20.2%
Short-Term Investments and Net Other Assets	5.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2015*
Nonconvertible Bonds	63.1%
Convertible Bonds, Preferred Stocks	0.7%
Common Stocks	19.5%
Bank Loan Obligations	3.1%
Other Investments	6.1%
Short-Term Investments and Net Other Assets (Liabilities)	7.5%

 * Foreign investments - 17.5%

As of April 30, 2015*
Nonconvertible Bonds	65.4%
Convertible Bonds, Preferred Stocks	0.7%
Common Stocks	19.5%
Bank Loan Obligations	3.6%
Other Investments	5.4%
Short-Term Investments and Net Other Assets (Liabilities)	5.4%

 * Foreign investments - 19.1%

Investments October 31, 2015

Showing Percentage of Net Assets

Corporate Bonds - 63.1%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.0%
Automotive & Auto Parts - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind	$2,251	$1,463
Nonconvertible Bonds - 63.1%
Aerospace - 0.4%
GenCorp, Inc. 7.125% 3/15/21	2,610	2,744
Huntington Ingalls Industries, Inc. 5% 12/15/21 (a)	6,655	6,921
KLX, Inc. 5.875% 12/1/22 (a)	27,955	28,532
Triumph Group, Inc. 4.875% 4/1/21	9,715	8,671
		46,868
Air Transportation - 1.2%
Air Canada:
5.375% 11/15/22 (a)	3,048	3,124
7.75% 4/15/21 (a)	9,805	10,234
Allegiant Travel Co. 5.5% 7/15/19	3,350	3,420
Aviation Capital Group Corp. 4.625% 1/31/18 (a)	6,886	7,101
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	2,157	2,233
6.125% 4/29/18	3,325	3,426
7.25% 11/10/19	10,465	11,878
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	24,445	28,479
8.021% 8/10/22	9,272	10,431
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 1/15/22	4,580	4,419
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19	6,575	7,371
8.028% 11/1/17	1,727	1,894
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25	10,524	12,260
Series 2012-2 Class B, 6.75% 12/3/22	3,241	3,411
Series 2013-1 Class B, 5.375% 5/15/23	4,462	4,563
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	9,166	9,785
		124,029
Automotive - 0.2%
Affinia Group, Inc. 7.75% 5/1/21	2,035	2,111
International Automotive Components Group SA 9.125% 6/1/18 (a)	14,445	14,589
		16,700
Automotive & Auto Parts - 1.0%
Dana Holding Corp.:
5.375% 9/15/21	7,475	7,625
6% 9/15/23	7,475	7,737
Delphi Corp. 5% 2/15/23	17,854	18,680
Exide Technologies 11% 4/30/20	2,162	1,762
General Motors Financial Co., Inc. 4.25% 5/15/23	5,620	5,714
Jaguar Land Rover PLC 4.25% 11/15/19 (a)	10,960	11,152
Lear Corp. 4.75% 1/15/23	12,337	12,414
LKQ Corp. 4.75% 5/15/23	2,190	2,152
Schaeffler Finance BV 4.75% 5/15/21 (a)	9,740	9,910
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (a)(b)	7,240	7,638
6.75% 11/15/22 pay-in-kind (a)(b)	9,620	10,522
Tenneco, Inc. 6.875% 12/15/20	15,510	16,033
		111,339
Banks & Thrifts - 3.4%
Ally Financial, Inc.:
4.125% 2/13/22	22,220	22,484
4.625% 3/30/25	21,065	21,223
5.125% 9/30/24	80,525	84,849
General Motors Acceptance Corp. 8% 11/1/31	20,638	25,230
GMAC LLC 8% 11/1/31	174,041	211,025
		364,811
Broadcasting - 0.7%
AMC Networks, Inc. 4.75% 12/15/22	5,930	5,952
Clear Channel Communications, Inc. 14% 2/1/21 pay-in-kind (b)	11,669	4,727
Sinclair Television Group, Inc. 5.375% 4/1/21	9,805	9,830
Sirius XM Radio, Inc.:
4.25% 5/15/20 (a)	12,765	12,925
4.625% 5/15/23 (a)	4,925	4,863
5.25% 8/15/22 (a)	15,410	16,258
5.375% 4/15/25 (a)	12,000	12,285
Starz LLC/Starz Finance Corp. 5% 9/15/19	8,945	9,147
		75,987
Building Materials - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (a)	3,005	3,088
Cable/Satellite TV - 2.0%
Altice SA 5.375% 7/15/23 (a)	19,460	19,694
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	30,665	30,742
5.125% 5/1/23 (a)	14,050	14,085
5.375% 5/1/25 (a)	14,050	13,910
5.75% 9/1/23	9,495	9,756
5.75% 1/15/24	11,275	11,444
6.625% 1/31/22	11,475	12,164
DISH DBS Corp.:
5% 3/15/23	23,450	21,691
5.125% 5/1/20	1,000	996
5.875% 7/15/22	40,185	39,381
Lynx I Corp. 5.375% 4/15/21 (a)	5,639	5,920
Lynx II Corp. 6.375% 4/15/23 (a)	3,545	3,651
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (a)	6,335	6,660
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (a)	10,690	10,987
Virgin Media Finance PLC 4.875% 2/15/22	10,880	9,928
Wave Holdco LLC/Wave Holdco Corp. 9% 7/15/19 pay-in-kind (a)(b)	2,525	2,459
		213,468
Capital Goods - 0.1%
AECOM Technology Corp.:
5.75% 10/15/22 (a)	5,745	5,975
5.875% 10/15/24 (a)	4,925	5,085
		11,060
Chemicals - 1.8%
Chemtura Corp. 5.75% 7/15/21	5,030	5,105
Hexion U.S. Finance Corp. 6.625% 4/15/20	11,375	9,986
LSB Industries, Inc. 7.75% 8/1/19	3,620	3,425
Momentive Performance Materials, Inc.:
3.88% 10/24/21	85,120	68,096
4.69% 4/24/22	28,622	19,749
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	4,160	4,139
Platform Specialty Products Corp. 6.5% 2/1/22 (a)	8,280	7,038
PolyOne Corp.:
5.25% 3/15/23	6,005	6,020
7.375% 9/15/20	4,506	4,697
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (a)	4,240	4,240
TPC Group, Inc. 8.75% 12/15/20 (a)	14,165	11,581
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (a)	4,750	5,023
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (a)	33,275	34,606
5.625% 10/1/24 (a)	7,315	7,553
		191,258
Consumer Products - 0.7%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	7,330	7,477
First Quality Finance Co., Inc. 4.625% 5/15/21 (a)	2,500	2,319
Prestige Brands, Inc. 8.125% 2/1/20	1,650	1,728
Revlon Consumer Products Corp. 5.75% 2/15/21	37,745	38,217
Spectrum Brands Holdings, Inc.:
5.75% 7/15/25 (a)	11,680	12,454
6.375% 11/15/20	2,820	3,010
6.625% 11/15/22	3,335	3,643
Tempur Sealy International, Inc. 6.875% 12/15/20	3,880	4,152
		73,000
Containers - 1.7%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (a)(b)	32,448	32,940
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (a)	7,260	7,115
6.25% 1/31/19 (a)	12,530	12,671
6.75% 1/31/21 (a)	12,465	12,777
7% 11/15/20 (a)	1,029	1,031
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (a)	12,250	12,250
6% 6/15/17 (a)	6,255	6,286
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (a)	4,335	3,717
Crown Cork & Seal, Inc.:
7.375% 12/15/26	4,845	5,287
7.5% 12/15/96	12,871	11,873
Graphic Packaging International, Inc. 4.75% 4/15/21	3,080	3,157
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	26,515	27,576
6.875% 2/15/21	15,185	15,868
8.25% 2/15/21 (b)	18,196	18,901
9.875% 8/15/19	2,725	2,868
Sealed Air Corp. 5.25% 4/1/23 (a)	5,010	5,235
		179,552
Diversified Financial Services - 6.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20	11,355	11,625
4.5% 5/15/21	20,650	21,218
4.625% 7/1/22	19,720	20,139
5% 10/1/21	5,730	5,988
Aircastle Ltd.:
4.625% 12/15/18	7,795	8,087
5.5% 2/15/22	10,600	11,210
7.625% 4/15/20	7,830	9,034
CIT Group, Inc.:
5% 8/15/22	17,330	18,261
5.375% 5/15/20	21,665	23,371
5.5% 2/15/19 (a)	30,275	32,129
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	17,515	17,914
5.875% 2/1/22	73,165	75,360
6% 8/1/20	60,435	63,079
International Lease Finance Corp.:
4.625% 4/15/21	4,735	4,901
5.875% 4/1/19	66,625	71,484
5.875% 8/15/22	46,275	50,440
6.25% 5/15/19	47,055	51,172
8.25% 12/15/20	45,847	54,787
8.625% 1/15/22	49,205	60,522
MSCI, Inc.:
5.25% 11/15/24 (a)	6,725	7,078
5.75% 8/15/25 (a)	7,185	7,577
Navient Corp.:
5% 10/26/20	7,625	7,139
5.875% 10/25/24	16,465	14,695
SLM Corp.:
5.5% 1/25/23	64,245	57,901
7.25% 1/25/22	27,665	27,250
8% 3/25/20	15,115	16,022
		748,383
Diversified Media - 0.7%
Liberty Media Corp.:
8.25% 2/1/30	25,528	26,294
8.5% 7/15/29	16,125	16,891
MDC Partners, Inc. 6.75% 4/1/20 (a)	11,395	11,594
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	6,170	6,270
Quebecor Media, Inc. 5.75% 1/15/23	15,820	16,216
WMG Acquisition Corp. 5.625% 4/15/22 (a)	2,410	2,380
		79,645
Energy - 5.8%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 3/15/24	6,625	5,963
Antero Resources Corp. 5.625% 6/1/23 (a)	10,200	9,384
Carrizo Oil & Gas, Inc.:
6.25% 4/15/23	7,400	7,039
7.5% 9/15/20	4,665	4,653
Chaparral Energy, Inc. 9.875% 10/1/20	3,940	1,458
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22	8,120	6,740
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22	18,692	16,075
6.25% 4/1/23 (a)	9,260	7,871
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	20,970	20,603
Denbury Resources, Inc.:
4.625% 7/15/23	1,145	764
5.5% 5/1/22	1,020	714
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19	14,075	8,168
Edgen Murray Corp. 8.75% 11/1/20 (a)	7,898	8,416
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (a)	10,660	10,234
Energy Transfer Equity LP 5.5% 6/1/27	16,735	14,897
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 9/1/22	1,145	882
9.375% 5/1/20	10,025	8,722
EV Energy Partners LP/EV Energy Finance Corp. 8% 4/15/19	9,210	6,401
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22	8,075	6,823
Forbes Energy Services Ltd. 9% 6/15/19	10,305	6,956
Forum Energy Technologies, Inc. 6.25% 10/1/21	13,870	11,616
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21	4,655	4,352
Goodrich Petroleum Corp. 8.875% 3/15/18	3,937	2,559
Gulfmark Offshore, Inc. 6.375% 3/15/22	360	222
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (a)	7,700	8,047
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	9,920	8,978
5.75% 10/1/25 (a)	11,285	10,439
7.625% 4/15/21 (a)	10,609	10,795
Hornbeck Offshore Services, Inc. 5.875% 4/1/20	8,093	6,515
Jupiter Resources, Inc. 8.5% 10/1/22 (a)	25,855	13,445
Laredo Petroleum, Inc. 7.375% 5/1/22 (Reg. S)	12,325	12,171
Markwest Energy Partners LP/Markwest Energy Finance Corp.:
4.875% 12/1/24	16,745	15,803
5.5% 2/15/23	7,055	6,949
Newfield Exploration Co.:
5.375% 1/1/26	9,245	8,783
5.625% 7/1/24	1,550	1,535
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	4,500	4,579
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	19,835	20,827
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23 (a)	8,455	7,863
PetroBakken Energy Ltd. 8.625% 2/1/20 (a)	23,570	6,128
QEP Resources, Inc. 5.25% 5/1/23	12,370	10,978
Range Resources Corp. 5% 3/15/23	18,145	16,104
Rice Energy, Inc.:
6.25% 5/1/22	20,020	18,118
7.25% 5/1/23 (a)	9,808	9,072
RSP Permian, Inc. 6.625% 10/1/22	4,715	4,668
Sabine Pass Liquefaction LLC:
5.625% 3/1/25 (a)	46,365	44,452
5.75% 5/15/24	10,455	10,089
SemGroup Corp. 7.5% 6/15/21	8,325	7,909
SM Energy Co. 5.625% 6/1/25	5,480	4,987
Southern Natural Gas Co.:
7.35% 2/15/31	23,497	24,280
8% 3/1/32	12,475	13,398
Southern Star Central Corp. 5.125% 7/15/22 (a)	6,750	6,548
Summit Midstream Holdings LLC 7.5% 7/1/21	4,145	4,041
Sunoco LP / Sunoco Finance Corp. 6.375% 4/1/23 (a)	7,815	7,874
Teine Energy Ltd. 6.875% 9/30/22 (a)	11,950	10,755
Tennessee Gas Pipeline Co. 7.625% 4/1/37	5,445	5,671
TerraForm Power Operating LLC:
5.875% 2/1/23 (a)	6,675	6,158
6.125% 6/15/25 (a)	3,580	3,222
Tesoro Corp.:
5.125% 4/1/24	1,135	1,146
5.375% 10/1/22	6,925	7,046
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (a)	6,220	6,438
5.875% 10/1/20	3,909	4,046
6.125% 10/15/21	8,170	8,497
6.25% 10/15/22 (a)	12,754	13,264
Trinidad Drilling Ltd. 7.875% 1/15/19 (a)	4,031	3,870
Unit Corp. 6.625% 5/15/21	2,202	1,762
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	10,345	10,552
Western Refining, Inc. 6.25% 4/1/21	27,830	27,691
WPX Energy, Inc. 6% 1/15/22	16,060	14,133
		621,138
Entertainment/Film - 0.4%
AMC Entertainment, Inc. 5.75% 6/15/25	16,960	17,087
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	2,380	2,445
5.625% 2/15/24	2,570	2,674
Cinemark U.S.A., Inc.:
4.875% 6/1/23	9,870	9,734
5.125% 12/15/22	2,845	2,859
DreamWorks Animation SKG, Inc. 6.875% 8/15/20 (a)	4,865	4,841
		39,640
Environmental - 0.3%
Clean Harbors, Inc.:
5.125% 6/1/21	5,880	6,036
5.25% 8/1/20	7,105	7,389
Covanta Holding Corp.:
5.875% 3/1/24	7,775	7,697
7.25% 12/1/20	12,151	12,637
		33,759
Food & Drug Retail - 1.2%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (a)(b)	15,260	13,963
9.25% 2/15/19 (a)	24,122	24,785
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (a)	13,094	14,763
Rite Aid Corp.:
6.125% 4/1/23 (a)	22,415	24,152
6.75% 6/15/21	25,550	27,434
9.25% 3/15/20	7,595	8,155
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (a)	11,295	11,690
		124,942
Food/Beverage/Tobacco - 2.0%
B&G Foods, Inc. 4.625% 6/1/21	10,575	10,535
Barry Callebaut Services NV 5.5% 6/15/23 (a)	12,055	12,803
Constellation Brands, Inc.:
3.875% 11/15/19	8,455	8,793
4.75% 11/15/24	10,985	11,507
ESAL GmbH 6.25% 2/5/23 (a)	28,980	28,256
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (a)	11,155	11,629
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (a)	3,220	3,075
JBS Investments GmbH 7.25% 4/3/24 (a)	37,820	38,860
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	20,055	19,403
5.875% 7/15/24 (a)	6,030	5,909
7.25% 6/1/21 (a)	7,350	7,690
8.25% 2/1/20 (a)	7,110	7,448
Pilgrim's Pride Corp. 5.75% 3/15/25 (a)	16,785	17,163
Post Holdings, Inc.:
6% 12/15/22 (a)	6,040	6,070
7.375% 2/15/22	5,200	5,479
7.75% 3/15/24 (a)	9,195	9,793
8% 7/15/25 (a)	4,595	4,986
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (a)	2,915	3,090
TreeHouse Foods, Inc. 4.875% 3/15/22	4,150	4,015
		216,504
Gaming - 1.2%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22	73,630	60,929
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18	4,125	4,269
4.875% 11/1/20	10,795	11,119
5.375% 11/1/23	8,565	8,647
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (a)(b)	2,741	2,741
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20	11,455	11,369
11% 10/1/21	28,550	27,337
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 3/31/15 (a)(c)	1,991	0
		126,411
Healthcare - 4.0%
Alere, Inc. 6.375% 7/1/23 (a)	5,115	5,320
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	6,045	5,637
AmSurg Corp. 5.625% 7/15/22	10,945	10,753
Concordia Healthcare Corp. 7% 4/15/23 (a)	5,415	4,711
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	1,805	1,851
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (a)	14,410	14,410
6% 2/1/25 (a)	15,205	15,091
HCA Holdings, Inc.:
4.75% 5/1/23	12,395	12,705
5.375% 2/1/25	22,530	23,121
5.875% 5/1/23	33,560	35,574
7.5% 2/15/22	10,725	12,334
HealthSouth Corp.:
5.125% 3/15/23	6,440	6,327
5.75% 11/1/24 (a)	7,375	7,375
5.75% 11/1/24	14,760	14,760
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (a)	5,715	5,829
Hologic, Inc. 5.25% 7/15/22 (a)	12,345	12,885
InVentiv Health, Inc. 10% 8/15/18 (b)	2,237	2,170
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375% 8/1/23 (a)	11,285	11,299
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (a)(b)	5,955	6,082
Kindred Escrow Corp. II:
8% 1/15/20	11,035	11,421
8.75% 1/15/23	8,275	8,627
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.5% 4/15/25 (a)	12,890	11,726
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22	9,445	9,870
Quintiles Transnational Corp. 4.875% 5/15/23 (a)	8,705	8,950
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	6,230	6,471
5.5% 2/1/21	5,430	5,673
Tenet Healthcare Corp.:
6.75% 6/15/23	19,300	19,155
6.875% 11/15/31	23,140	20,826
Truven Health Analytics, Inc. 10.625% 6/1/20	9,085	9,517
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (a)	13,985	12,167
5.625% 12/1/21 (a)	12,920	11,208
5.875% 5/15/23 (a)	50,400	42,431
6.125% 4/15/25 (a)	21,405	18,007
6.75% 8/15/21 (a)	4,419	3,933
7.5% 7/15/21 (a)	4,340	3,960
VPI Escrow Corp. 6.375% 10/15/20 (a)	15,880	14,213
		426,389
Homebuilders/Real Estate - 2.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (a)	6,475	6,362
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (a)	5,010	5,023
Calatlantic Group, Inc.:
8.375% 5/15/18	5,670	6,521
8.375% 1/15/21	10,900	12,931
CBRE Group, Inc. 5% 3/15/23	35,255	35,810
D.R. Horton, Inc.:
4.375% 9/15/22	11,400	11,628
4.75% 2/15/23	9,110	9,361
5.75% 8/15/23	4,935	5,391
Howard Hughes Corp. 6.875% 10/1/21 (a)	24,190	25,158
Lennar Corp. 4.5% 11/15/19	8,255	8,544
Realogy Corp. 9% 1/15/20 (a)	8,005	8,445
Shea Homes Ltd. Partnershp/Corp.:
5.875% 4/1/23 (a)	3,545	3,709
6.125% 4/1/25 (a)	3,545	3,713
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (a)	14,750	14,861
5.875% 4/15/23 (a)	8,405	8,510
Toll Brothers Finance Corp.:
4.375% 4/15/23	24,055	23,905
5.625% 1/15/24	3,075	3,275
5.875% 2/15/22	1,030	1,109
TRI Pointe Homes, Inc.:
4.375% 6/15/19	6,675	6,633
5.875% 6/15/24	16,130	16,130
William Lyon Homes, Inc. 8.5% 11/15/20	4,975	5,348
		222,367
Hotels - 0.5%
Choice Hotels International, Inc. 5.75% 7/1/22	3,035	3,255
FelCor Lodging LP:
5.625% 3/1/23	8,085	8,368
6% 6/1/25	22,215	22,993
Playa Resorts Holding BV 8% 8/15/20 (a)	11,880	12,058
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/21	8,675	8,805
		55,479
Insurance - 0.5%
Alliant Holdings Co.-Issuer, Inc. / Wayne Merger Sub, LLC 8.25% 8/1/23 (a)	28,500	28,322
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (a)	22,620	22,563
		50,885
Leisure - 0.3%
24 Hour Holdings III LLC 8% 6/1/22 (a)	4,530	3,715
LTF Merger Sub, Inc. 8.5% 6/15/23 (a)	11,335	11,307
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (a)	3,048	2,957
Six Flags Entertainment Corp. 5.25% 1/15/21 (a)	14,515	15,059
		33,038
Metals/Mining - 0.2%
Aleris International, Inc. 6% 6/1/20 (a)	151	151
FMG Resources (August 2006) Pty Ltd. 9.75% 3/1/22 (a)	10,015	9,965
Mirabela Nickel Ltd. 1% 9/10/44 (a)	40	0
Murray Energy Corp. 11.25% 4/15/21 (a)	31,225	8,353
New Gold, Inc. 7% 4/15/20 (a)	3,050	2,844
Prince Mineral Holding Corp. 11.5% 12/15/19 (a)	3,255	2,734
		24,047
Paper - 0.2%
Boise Cascade Co. 6.375% 11/1/20	2,860	2,960
Mercer International, Inc.:
7% 12/1/19	7,655	7,808
7.75% 12/1/22	13,755	14,374
NewPage Corp.:
0% 5/1/12 (b)(c)	6,337	0
11.375% 12/31/14 (c)	12,582	0
		25,142
Publishing/Printing - 0.7%
Cenveo Corp. 6% 8/1/19 (a)	6,545	5,743
Gannett Co., Inc.:
4.875% 9/15/21 (a)	8,440	8,356
5.5% 9/15/24 (a)	8,440	8,567
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (b)	29,430	32,226
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (a)(b)	23,575	23,988
		78,880
Restaurants - 0.0%
Landry's Acquisition Co. 9.375% 5/1/20 (a)	1,820	1,952
Services - 1.2%
APX Group, Inc.:
6.375% 12/1/19	10,095	9,817
8.75% 12/1/20	19,025	15,696
Ashtead Capital, Inc. 5.625% 10/1/24 (a)	11,275	11,726
CBRE Group, Inc. 5.25% 3/15/25	13,020	13,245
Garda World Security Corp. 7.25% 11/15/21 (a)	4,645	4,239
Iron Mountain, Inc. 5.75% 8/15/24	7,925	7,965
Laureate Education, Inc. 9.25% 9/1/19 (a)(b)	61,085	48,563
NES Rentals Holdings, Inc. 7.875% 5/1/18 (a)	3,020	3,009
TMS International Corp. 7.625% 10/15/21 (a)	2,170	1,986
United Rentals North America, Inc.:
4.625% 7/15/23	9,820	9,863
5.5% 7/15/25	7,840	7,820
		133,929
Steel - 0.3%
Cliffs Natural Resources, Inc. 8.25% 3/31/20 (a)	8,410	7,527
Essar Steel Algoma, Inc. 9.5% 11/15/19 (a)	9,350	2,057
Evraz, Inc. NA Canada 7.5% 11/15/19 (a)	13,710	13,059
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	3,010	2,626
11.25% 10/15/18	14,130	12,293
		37,562
Super Retail - 1.0%
Argos Merger Sub, Inc. 7.125% 3/15/23 (a)	16,690	17,566
CST Brands, Inc. 5% 5/1/23	2,640	2,666
L Brands, Inc.:
5.625% 2/15/22	14,745	15,998
5.625% 10/15/23	10,310	11,264
6.875% 11/1/35 (a)	13,095	13,602
Netflix, Inc.:
5.375% 2/1/21 (a)	7,725	8,160
5.875% 2/15/25 (a)	16,735	17,697
PVH Corp. 4.5% 12/15/22	21,264	21,317
Sonic Automotive, Inc. 5% 5/15/23	1,610	1,566
Springs Industries, Inc. 6.25% 6/1/21	2,990	2,975
		112,811
Technology - 4.7%
Activision Blizzard, Inc.:
5.625% 9/15/21 (a)	50,160	53,054
6.125% 9/15/23 (a)	16,390	17,845
ADT Corp. 6.25% 10/15/21	32,065	34,630
Blue Coat Systems, Inc. 8.375% 6/1/23 (a)	9,925	10,272
BMC Software Finance, Inc. 8.125% 7/15/21 (a)	27,165	21,019
BMC Software, Inc. 7.25% 6/1/18	2,290	2,015
Brocade Communications Systems, Inc. 4.625% 1/15/23	6,460	6,299
CDW LLC/CDW Finance Corp. 5% 9/1/23	10,930	11,340
Ceridian HCM Holding, Inc. 11% 3/15/21 (a)	4,675	4,114
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	19,115	19,163
Entegris, Inc. 6% 4/1/22 (a)	3,215	3,311
First Data Corp.:
5.375% 8/15/23 (a)	17,100	17,399
8.75% 1/15/22 pay-in-kind (a)(b)	14,205	14,958
11.25% 1/15/21	5,658	6,260
Flextronics International Ltd.:
4.625% 2/15/20	11,210	11,630
5% 2/15/23	12,150	12,408
Global Cash Access, Inc. 10% 1/15/22 (a)	13,250	12,058
Italics Merger Sub, Inc. 7.125% 7/15/23 (a)	5,655	5,610
Lucent Technologies, Inc.:
6.45% 3/15/29	36,439	38,489
6.5% 1/15/28	19,936	21,032
Micron Technology, Inc.:
5.25% 8/1/23 (a)	4,485	4,382
5.25% 1/15/24 (a)	9,585	9,178
5.5% 2/1/25	30,765	29,304
5.625% 1/15/26 (a)	8,440	7,934
5.875% 2/15/22	6,735	6,853
Nuance Communications, Inc. 5.375% 8/15/20 (a)	5,080	5,182
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (a)	11,130	11,158
4.625% 6/15/22 (a)	5,175	5,279
5.75% 2/15/21 (a)	9,665	10,100
5.75% 3/15/23 (a)	15,325	16,130
Seagate HDD Cayman:
4.75% 6/1/23	19,755	18,330
4.75% 1/1/25	11,170	10,032
Sensata Technologies BV:
4.875% 10/15/23 (a)	5,010	4,904
5% 10/1/25 (a)	11,210	10,944
SS&C Technologies Holdings, Inc. 5.875% 7/15/23 (a)	8,960	9,408
VeriSign, Inc.:
4.625% 5/1/23	8,755	8,771
5.25% 4/1/25	11,005	11,225
		502,020
Telecommunications - 12.6%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (a)	10,353	11,000
8.875% 1/1/20 (a)	5,800	6,271
Altice Financing SA:
6.5% 1/15/22 (a)	26,701	27,035
6.625% 2/15/23 (a)	20,740	20,792
7.875% 12/15/19 (a)	9,310	9,723
Altice Finco SA:
8.125% 1/15/24 (a)	21,880	21,771
9.875% 12/15/20 (a)	10,945	11,739
Altice SA:
7.625% 2/15/25 (a)	30,480	28,026
7.75% 5/15/22 (a)	67,520	64,988
Citizens Communications Co.:
7.875% 1/15/27	9,275	7,884
9% 8/15/31	13,178	11,920
Crown Castle International Corp. 5.25% 1/15/23	30,510	32,836
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	7,190	7,424
Digicel Group Ltd.:
6% 4/15/21 (a)	12,335	11,102
6.75% 3/1/23 (a)	1,900	1,710
7% 2/15/20 (a)	2,110	2,052
7.125% 4/1/22 (a)	81,315	67,085
8.25% 9/30/20 (a)	51,044	45,174
Eileme 2 AB 11.625% 1/31/20 (a)	20,050	21,656
FairPoint Communications, Inc. 8.75% 8/15/19 (a)	8,725	8,987
GCI, Inc. 6.875% 4/15/25	10,905	11,232
Intelsat Jackson Holdings SA 5.5% 8/1/23	16,835	13,878
j2 Global, Inc. 8% 8/1/20	7,245	7,707
Level 3 Communications, Inc. 5.75% 12/1/22	11,550	11,838
Level 3 Financing, Inc.:
5.125% 5/1/23 (a)	11,240	11,366
5.375% 5/1/25 (a)	11,240	11,268
Millicom International Cellular SA:
4.75% 5/22/20 (a)	5,180	4,558
6% 3/15/25 (a)	10,745	8,838
6.625% 10/15/21 (a)	6,275	5,710
Neptune Finco Corp.:
6.625% 10/15/25 (a)	22,160	23,323
10.125% 1/15/23 (a)	22,930	24,248
10.875% 10/15/25 (a)	54,425	58,099
Numericable Group SA:
4.875% 5/15/19 (a)	17,085	17,170
6% 5/15/22 (a)	122,140	122,445
6.25% 5/15/24 (a)	75,510	75,510
Sable International Finance Ltd. 6.875% 8/1/22 (a)	35,980	36,610
Sprint Capital Corp.:
6.875% 11/15/28	56,209	46,653
8.75% 3/15/32	24,556	22,100
Sprint Communications, Inc. 6% 11/15/22	15,175	12,967
Sprint Corp.:
7.125% 6/15/24	48,473	42,565
7.625% 2/15/25	26,655	23,656
7.875% 9/15/23	27,820	25,734
T-Mobile U.S.A., Inc.:
6% 3/1/23	19,695	19,633
6.125% 1/15/22	18,850	19,180
6.25% 4/1/21	34,470	35,587
6.375% 3/1/25	76,286	76,477
6.5% 1/15/24	50,680	51,440
6.625% 4/1/23	46,480	47,482
6.633% 4/28/21	17,324	17,930
6.731% 4/28/22	11,245	11,610
6.836% 4/28/23	13,357	13,791
U.S. West Communications:
7.25% 9/15/25	1,480	1,591
7.25% 10/15/35	5,745	5,728
UPCB Finance IV Ltd. 5.375% 1/15/25 (a)	11,930	11,945
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23 (a)	11,035	11,250
		1,360,294
Transportation Ex Air/Rail - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	11,670	11,174
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (a)	3,470	2,728
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (a)	10,180	8,564
Teekay Corp. 8.5% 1/15/20	10,097	10,074
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	1,065	676
		33,216
Utilities - 2.8%
Calpine Corp. 7.875% 1/15/23 (a)	16,193	17,387
Energy Future Holdings Corp.:
10.875% 11/1/17 (c)	7,994	8,793
11.25% 11/1/17 pay-in-kind (b)(c)	147	162
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (c)	61,314	64,840
12.25% 3/1/22 (a)(c)	48,339	51,784
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	2,720	2,502
7% 6/15/23	11,295	10,617
PPL Energy Supply LLC 6.5% 6/1/25 (a)	8,945	7,939
RJS Power Holdings LLC 5.125% 7/15/19 (a)	11,305	10,342
The AES Corp.:
4.875% 5/15/23	11,060	10,258
5.5% 3/15/24	6,645	6,280
TXU Corp.:
5.55% 11/15/14 (c)	4,137	4,054
6.5% 11/15/24 (c)	39,570	38,779
6.55% 11/15/34 (c)	74,878	73,380
		307,117

TOTAL NONCONVERTIBLE BONDS		6,806,710

TOTAL CORPORATE BONDS
(Cost $6,752,830)		6,808,173
	Shares	Value (000s)

Common Stocks - 19.5%
Air Transportation - 0.4%
Air Canada (d)	2,140,000	17,610
Delta Air Lines, Inc.	422,100	21,460

TOTAL AIR TRANSPORTATION		39,070

Automotive & Auto Parts - 1.4%
Chassix Holdings, Inc.	677,217	15,630
Chassix Holdings, Inc. warrants (d)	37,382	0
Delphi Automotive PLC	389,100	32,369
Exide Technologies	9,824	0
Exide Technologies	32,746	0
General Motors Co.	11,348	396
General Motors Co.:
warrants 7/10/16 (d)	381,599	9,616
warrants 7/10/19 (d)	381,599	6,518
Lear Corp.	385,300	48,186
Motors Liquidation Co. GUC Trust (d)	97,361	1,577
Tenneco, Inc. (d)	320,700	18,148
Tesla Motors, Inc. (d)	112,500	23,280

TOTAL AUTOMOTIVE & AUTO PARTS		155,720

Broadcasting - 0.9%
AMC Networks, Inc. Class A (d)	720,200	53,216
Sinclair Broadcast Group, Inc. Class A (e)	1,638,900	49,183

TOTAL BROADCASTING		102,399

Building Materials - 0.0%
Ply Gem Holdings, Inc. (d)	41,200	487
Cable/Satellite TV - 0.4%
Naspers Ltd. Class N	290,300	42,520
Capital Goods - 0.1%
Remy International, Inc.	380,502	11,221
Chemicals - 0.2%
LyondellBasell Industries NV Class A	224,245	20,835
Consumer Products - 0.5%
Harman International Industries, Inc.	211,300	23,235
Michael Kors Holdings Ltd. (d)	369,000	14,258
Reddy Ice Holdings, Inc. (d)	496,439	335
Revlon, Inc. (d)	468,800	14,706

TOTAL CONSUMER PRODUCTS		52,534

Containers - 0.7%
Graphic Packaging Holding Co.	2,800,000	39,648
WestRock Co.	653,292	35,121

TOTAL CONTAINERS		74,769

Diversified Financial Services - 0.7%
Penson Worldwide, Inc. Class A (d)	10,322,034	0
PJT Partners, Inc. (d)(e)	5,092	109
Springleaf Holdings, Inc. (d)	1,100,000	51,601
The Blackstone Group LP	867,800	28,689

TOTAL DIVERSIFIED FINANCIAL SERVICES		80,399

Energy - 0.5%
Crestwood Equity Partners LP	1,515,250	4,379
EP Energy Corp. (d)(e)	716,800	3,950
Hornbeck Offshore Services, Inc. (d)(e)	280,600	3,791
Northern Tier Energy LP Class A	800,000	21,472
Southwestern Energy Co. (d)	1,604,300	17,711

TOTAL ENERGY		51,303

Food/Beverage/Tobacco - 0.0%
Blue Buffalo Pet Products, Inc. (d)(e)	47,200	847
Gaming - 0.8%
Station Holdco LLC (d)(f)(g)	22,418,968	82,278
Station Holdco LLC (d)(g)(h)	170,582	626
Station Holdco LLC:
unit (d)(g)(h)	256,968	172
warrants 6/15/18 (d)(f)(g)	894,280	599

TOTAL GAMING		83,675

Healthcare - 3.4%
Alexion Pharmaceuticals, Inc. (d)	178,200	31,363
Allergan PLC (d)	279,400	86,187
Biogen, Inc. (d)	93,200	27,076
Celgene Corp. (d)	239,600	29,401
Community Health Systems, Inc. (d)	432,350	12,123
Endo Health Solutions, Inc. (d)	540,000	32,395
Gilead Sciences, Inc.	485,000	52,443
HCA Holdings, Inc. (d)	847,900	58,327
Rotech Healthcare, Inc. (d)	185,710	6,123
Teva Pharmaceutical Industries Ltd. sponsored ADR	452,600	26,789

TOTAL HEALTHCARE		362,227

Homebuilders/Real Estate - 0.8%
American Tower Corp.	11,612	1,187
CalAtlantic Group, Inc.	400,000	15,236
Lennar Corp. Class A	690,000	34,548
PulteGroup, Inc.	820,000	15,031
Realogy Holdings Corp. (d)	51,500	2,014
Taylor Morrison Home Corp. (d)	1,000,000	18,430

TOTAL HOMEBUILDERS/REAL ESTATE		86,446

Hotels - 0.3%
Extended Stay America, Inc. unit	1,595,800	30,639
Metals/Mining - 0.1%
Aleris International, Inc. (d)(g)	127,520	1,370
Mirabela Nickel Ltd. (d)	6,852,955	406
OCI Resources LP	350,000	8,400

TOTAL METALS/MINING		10,176

Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (d)(g)	127,577	1,027
Restaurants - 0.4%
Fiesta Restaurant Group, Inc. (d)	500,000	17,680
Starbucks Corp.	445,300	27,862

TOTAL RESTAURANTS		45,542

Services - 1.6%
Air Lease Corp. Class A	549,800	18,534
HD Supply Holdings, Inc. (d)	1,088,200	32,417
MasterCard, Inc. Class A	412,300	40,814
Penhall Acquisition Co.:
Class A (d)	26,163	2,071
Class B (d)	8,721	690
ServiceMaster Global Holdings, Inc. (d)	494,900	17,643
United Rentals, Inc. (d)	816,900	61,153
WP Rocket Holdings, Inc. (d)(g)	25,255,077	1,515

TOTAL SERVICES		174,837

Super Retail - 0.7%
Arena Brands Holding Corp. Class B (d)(g)	659,302	3,198
Deckers Outdoor Corp. (d)	175,900	9,791
G-III Apparel Group Ltd. (d)	300,000	16,527
Office Depot, Inc. (d)	2,987,000	22,761
Priceline Group, Inc. (d)	19,300	28,067

TOTAL SUPER RETAIL		80,344

Technology - 4.5%
Alphabet, Inc. Class A (d)	79,600	58,696
Apple, Inc.	198,400	23,709
Avago Technologies Ltd.	506,000	62,304
CDW Corp.	873,400	39,032
Cypress Semiconductor Corp.	24,992	263
Facebook, Inc. Class A (d)	618,500	63,068
Freescale Semiconductor, Inc. (d)	1,236,125	41,398
MagnaChip Semiconductor Corp. (d)(e)	219,804	1,163
NXP Semiconductors NV (d)	219,700	17,213
PayPal Holdings, Inc. (d)	630,400	22,701
Qorvo, Inc. (d)	1,069,197	46,970
Skyworks Solutions, Inc.	1,361,634	105,173

TOTAL TECHNOLOGY		481,690

Telecommunications - 1.0%
Alibaba Group Holding Ltd. sponsored ADR (d)	643,800	53,970
Baidu.com, Inc. sponsored ADR (d)	66,200	12,411
T-Mobile U.S., Inc. (d)	978,600	37,079

TOTAL TELECOMMUNICATIONS		103,460

Transportation Ex Air/Rail - 0.1%
DeepOcean Group Holding BV (a)(d)	1,138,931	11,660
U.S. Shipping Partners Corp. (d)	51,736	10
U.S. Shipping Partners Corp. warrants 12/31/29 (d)	484,379	0

TOTAL TRANSPORTATION EX AIR/RAIL		11,670

Utilities - 0.0%
Portland General Electric Co.	14,817	549
TOTAL COMMON STOCKS
(Cost $1,870,074)		2,104,386

Preferred Stocks - 0.7%
Convertible Preferred Stocks - 0.2%
Consumer Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (d)	199,717	1,624
Healthcare - 0.2%
Allergan PLC 5.50%	13,000	13,606

TOTAL CONVERTIBLE PREFERRED STOCKS		15,230

Nonconvertible Preferred Stocks - 0.5%
Banks & Thrifts - 0.5%
Ally Financial, Inc. 7.00% (a)	40,762	41,543
Goldman Sachs Group, Inc. Series K, 6.375%	555,736	14,910
		56,453
TOTAL PREFERRED STOCKS
(Cost $48,800)		71,683
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 3.1%
Automotive & Auto Parts - 0.1%
Chassix, Inc. term loan 12% 7/29/19	8,527	8,612
Consumer Products - 0.1%
Revlon Consumer Products Corp. Tranche B, term loan 3.25% 11/19/17 (b)	10,759	10,740
Containers - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (b)	9,170	9,158
Energy - 0.1%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (b)	6,313	6,282
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (b)	4,595	4,578

TOTAL ENERGY		10,860

Gaming - 0.0%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (b)	3,247	2,846
Homebuilders/Real Estate - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (b)	705	698
Hotels - 0.1%
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (b)	16,427	16,453
Restaurants - 0.1%
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (b)	6,040	6,010
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (b)	1,046	1,047

TOTAL RESTAURANTS		7,057

Services - 0.2%
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (b)	3,584	3,548
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (b)	13,130	12,884
Tranche L 2LN, term loan 10.25% 8/13/23 (b)	4,850	4,753

TOTAL SERVICES		21,185

Steel - 0.0%
Essar Steel Algoma, Inc. Tranche B, term loan 7.5% 8/16/19 (b)	5,183	3,023
Technology - 0.2%
Sophia L.P. Tranche B, term loan 4.75% 9/30/22 (b)	22,910	22,860
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (b)	1,115	1,113
Tranche B 1LN, term loan 4.75% 11/12/21 (b)	997	997

TOTAL TECHNOLOGY		24,970

Telecommunications - 0.1%
Integra Telecom Holdings, Inc. Tranche B 1LN, term loan 5.25% 8/14/20 (b)	11,214	11,091
Utilities - 2.0%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (b)	213,061	212,923
TOTAL BANK LOAN OBLIGATIONS
(Cost $341,052)		339,616

Preferred Securities - 6.1%
Banks & Thrifts - 4.4%
Bank of America Corp.:
5.125% (b)(i)	28,140	28,117
5.2% (b)(i)	55,385	53,595
6.25% (b)(i)	18,795	19,243
8% (b)(i)	7,796	8,287
8.125% (b)(i)	6,360	6,862
Barclays Bank PLC 7.625% 11/21/22	44,515	52,343
Goldman Sachs Group, Inc.:
5.375% (b)(i)	14,515	14,778
5.7% (b)(i)	35,166	36,603
JPMorgan Chase & Co.:
5% (b)(i)	33,640	33,731
5.3% (b)(i)	16,855	17,377
6% (b)(i)	50,895	52,396
6.125% (b)(i)	15,170	15,498
6.75% (b)(i)	8,330	9,179
Wells Fargo & Co.:
5.875% (b)(i)	50,420	54,454
5.9% (b)(i)	63,075	66,065
7.98% (b)(i)	5,738	6,170

TOTAL BANKS & THRIFTS		474,698

Diversified Financial Services - 1.6%
American Express Co.:
4.9% (b)(i)	10,045	9,807
5.2% (b)(i)	17,850	18,279
Citigroup, Inc.:
5.8% (b)(i)	41,925	42,786
5.9% (b)(i)	27,015	27,218
5.95% (b)(i)	51,015	51,408
6.3% (b)(i)	5,610	5,712
Morgan Stanley 5.55% (b)(i)	16,780	17,035

TOTAL DIVERSIFIED FINANCIAL SERVICES		172,245

Entertainment/Film - 0.1%
NBCUniversal Enterprise, Inc. 5.25% (a)(i)	14,560	15,597
TOTAL PREFERRED SECURITIES
(Cost $648,743)		662,540
	Shares	Value (000s)

Money Market Funds - 7.3%
Fidelity Cash Central Fund, 0.18% (j)	763,118,677	763,119
Fidelity Securities Lending Cash Central Fund, 0.19% (j)(k)	27,924,467	27,924
TOTAL MONEY MARKET FUNDS
(Cost $791,043)		791,043
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $10,452,542)		10,777,441
NET OTHER ASSETS (LIABILITIES) - 0.2%		16,638
NET ASSETS - 100%		$10,794,079

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,833,822,000 or 26.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Non-income producing - Security is in default.

 (d) Non-income producing

 (e) Security or a portion of the security is on loan at period end.

 (f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $90,785,000 or 0.8% of net assets.

 (h) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$4,464
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$21,592
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$246
Station Holdco LLC	6/17/11 - 3/15/12	$22,900
Station Holdco LLC unit	3/12/13 - 4/1/13	$15
Station Holdco LLC	4/1/13	$196
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$70,509
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$13,154

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$556
Fidelity Securities Lending Cash Central Fund	43
Total	$599

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$689,891	$586,361	$1,027	$102,503
Consumer Staples	17,512	15,553	--	1,959
Energy	51,303	51,303	--	--
Financials	141,630	100,087	41,543	--
Health Care	375,833	369,710	--	6,123
Industrials	167,607	151,661	--	15,946
Information Technology	588,885	588,885	--	--
Materials	105,780	104,004	--	1,776
Telecommunication Services	37,079	37,079	--	--
Utilities	549	549	--	--
Corporate Bonds	6,808,173	--	6,805,463	2,710
Bank Loan Obligations	339,616	--	330,306	9,310
Preferred Securities	662,540	--	662,540	--
Money Market Funds	791,043	791,043	--	--
Total Investments in Securities:	$10,777,441	$2,796,235	$7,840,879	$140,327

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$107,429
Net Realized Gain (Loss) on Investment Securities	5,110
Net Unrealized Gain (Loss) on Investment Securities	7,202
Cost of Purchases	26,795
Proceeds of Sales	(6,811)
Amortization/Accretion	61
Transfers into Level 3	732
Transfers out of Level 3	(191)
Ending Balance	$140,327
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2015	$10,489

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.5%
Luxembourg	3.0%
Ireland	2.1%
France	2.0%
Canada	1.8%
Bermuda	1.8%
Netherlands	1.4%
Cayman Islands	1.3%
Others (Individually Less Than 1%)	4.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		October 31, 2015
Assets
Investment in securities, at value (including securities loaned of $27,592) — See accompanying schedule: Unaffiliated issuers (cost $9,661,499)	$9,986,398
Fidelity Central Funds (cost $791,043)	791,043
Total Investments (cost $10,452,542)		$10,777,441
Receivable for investments sold		43,936
Receivable for fund shares sold		6,439
Dividends receivable		1,722
Interest receivable		113,160
Distributions receivable from Fidelity Central Funds		120
Prepaid expenses		29
Other receivables		400
Total assets		10,943,247
Liabilities
Payable to custodian bank	$141
Payable for investments purchased	100,883
Payable for fund shares redeemed	9,617
Distributions payable	3,520
Accrued management fee	4,990
Other affiliated payables	1,348
Other payables and accrued expenses	745
Collateral on securities loaned, at value	27,924
Total liabilities		149,168
Net Assets		$10,794,079
Net Assets consist of:
Paid in capital		$10,455,708
Undistributed net investment income		36,364
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(22,892)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		324,899
Net Assets, for 1,136,184 shares outstanding		$10,794,079
Net Asset Value, offering price and redemption price per share ($10,794,079 ÷ 1,136,184 shares)		$9.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2015
Investment Income
Dividends		$34,609
Interest		236,904
Income from Fidelity Central Funds		599
Total income		272,112
Expenses
Management fee	$30,835
Transfer agent fees	7,391
Accounting and security lending fees	712
Custodian fees and expenses	68
Independent trustees' compensation	25
Registration fees	120
Audit	97
Legal	930
Miscellaneous	40
Total expenses before reductions	40,218
Expense reductions	(33)	40,185
Net investment income (loss)		231,927
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,364
Foreign currency transactions	34
Total net realized gain (loss)		14,398
Change in net unrealized appreciation (depreciation) on: Investment securities	(526,736)
Total change in net unrealized appreciation (depreciation)		(526,736)
Net gain (loss)		(512,338)
Net increase (decrease) in net assets resulting from operations		$(280,411)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2015	Year ended April 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$231,927	$442,098
Net realized gain (loss)	14,398	298,238
Change in net unrealized appreciation (depreciation)	(526,736)	(7,392)
Net increase (decrease) in net assets resulting from operations	(280,411)	732,944
Distributions to shareholders from net investment income	(214,259)	(436,875)
Distributions to shareholders from net realized gain	(65,299)	(379,319)
Total distributions	(279,558)	(816,194)
Share transactions
Proceeds from sales of shares	1,016,560	2,238,397
Reinvestment of distributions	251,101	732,412
Cost of shares redeemed	(1,073,720)	(2,110,275)
Net increase (decrease) in net assets resulting from share transactions	193,941	860,534
Redemption fees	505	789
Total increase (decrease) in net assets	(365,523)	778,073
Net Assets
Beginning of period	11,159,602	10,381,529
End of period (including undistributed net investment income of $36,364 and undistributed net investment income of $18,696, respectively)	$10,794,079	$11,159,602
Other Information
Shares
Sold	104,314	224,287
Issued in reinvestment of distributions	25,807	73,632
Redeemed	(110,863)	(211,607)
Net increase (decrease)	19,258	86,312

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Capital & Income Fund

	Six months ended	Years ended April 30,
October 31,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.99	$10.07	$9.86	$9.23	$9.95	$9.13
Income from Investment Operations
Net investment income (loss)A	.205	.416	.472	.547	.535	.599
Net realized and unrealized gain (loss)	(.448)	.276	.258	.631	(.643)	.826
Total from investment operations	(.243)	.692	.730	1.178	(.108)	1.425
Distributions from net investment income	(.189)	(.411)	(.458)	(.501)	(.571)	(.607)
Distributions from net realized gain	(.058)	(.362)	(.063)	(.048)	(.043)	–
Total distributions	(.247)	(.773)	(.521)	(.549)	(.614)	(.607)
Redemption fees added to paid in capitalA	–B	.001	.001	.001	.002	.002
Net asset value, end of period	$9.50	$9.99	$10.07	$9.86	$9.23	$9.95
Total ReturnC,D	(2.46)%	7.17%	7.71%	13.23%	(.77)%	16.35%
Ratios to Average Net AssetsE,F
Expenses before reductions	.73%G	.72%	.71%	.73%	.77%	.76%
Expenses net of fee waivers, if any	.73%G	.72%	.71%	.73%	.77%	.76%
Expenses net of all reductions	.73%G	.72%	.71%	.73%	.77%	.76%
Net investment income (loss)	4.19%G	4.16%	4.82%	5.83%	5.87%	6.48%
Supplemental Data
Net assets, end of period (in millions)	$10,794	$11,160	$10,382	$10,205	$9,632	$11,064
Portfolio turnover rateH	40%G	41%	47%	60%	48%	65%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2015
(Amounts in thousands except percentages)

1. Organization.

Fidelity® Capital & Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 10/31/15	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$ 151	Market comparable	Market bid price	$100.00	Increase
Equities	$128,307	Adjusted book value	Book value multiple	1.0	Increase
		Discount rate for lack of marketability	Discount rate	10.0%	Decrease
		Expected distribution	Recovery rate	0.0% - 0.6% / 0.6%	Increase
			Accrued interest	$7.00	Increase
		Last transaction price	Transaction price	$0.08 - $0.02 / $0.09	Increase
		Market comparable	EV/EBITDA multiple	7.5 - 9.6 / 8.7	Increase
			Discount for lack of marketability	10.0% - 20.0% / 10.0%	Decrease
			Discount rate	25.0%	Decrease
		Parity	Parity price	$0.00 - $23.08 / $23.08	Increase
		Proposed transaction price	Transaction price	$5.00	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2015, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships, market discount, contingent interest, foreign currency transactions, equity-debt classifications, defaulted bonds, deferred trustees compensation, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$881,605
Gross unrealized depreciation	(541,547)
Net unrealized appreciation (depreciation) on securities	$340,058
Tax cost	$10,437,383

The Fund elected to defer to its next fiscal year approximately $31,296 of capital losses recognized during the period November 1, 2014 to April 30, 2015.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,067,744 and $2,094,782, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $43. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $7 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $25.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Litigation.

The Fund, and other entities managed by FMR or its affiliates, became aware in March 2015 that they were named as defendants in a lawsuit originally filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on certain collateral securing the debt prior to the 2009 payments. The parties to the dispute have commenced discovery on the value of remaining, unreleased collateral. At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $100,876 received in 2009. The Fund was not previously aware that it had been named as a defendant in this case because, in 2009, the Bankruptcy Court allowed the plaintiffs to refrain from serving any of the defendants other than JPMorgan with notice of the filing of the lawsuit. The Fund will explore all available options for minimizing any loss to the Fund. The Fund will also incur legal costs in defending the case.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and Shareholders of Fidelity® Capital & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity® Capital & Income Fund (a fund of Fidelity Summer Street Trust) at October 31, 2015, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity® Capital & Income Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 18, 2015

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2015 to October 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period-B May 1, 2015 to October 31, 2015
Actual	.73%	$1,000.00	$975.40	$3.62
Hypothetical-C		$1,000.00	$1,021.47	$3.71

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Capital & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to nonoffices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Capital & Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Capital & Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and equal to the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2014.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders;(viii) Fidelity's group fee structures, including the group fee schedule of breakpoints;(ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® Focused High Income Fund Semi-Annual Report October 31, 2015

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2015

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Sabine Pass Liquefaction LLC	3.0	1.0
T-Mobile U.S.A., Inc.	2.9	2.3
Sprint Communications, Inc.	2.7	2.9
SLM Corp.	2.5	2.9
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	2.5	2.9
	13.6

Top Five Market Sectors as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Diversified Financial Services	12.8	13.4
Telecommunications	12.1	12.8
Energy	11.1	9.8
Banks & Thrifts	7.8	5.4
Food/Beverage/Tobacco	6.9	5.7

Quality Diversification (% of fund's net assets)

As of October 31, 2015
AAA,AA,A	0.1%
BBB	3.6%
BB	72.5%
B	19.4%
CCC,CC,C	0.9%
Short-Term Investments and Net Other Assets	3.5%

As of April 30, 2015
BBB	2.1%
BB	74.7%
B	19.7%
Short-Term Investments and Net Other Assets	3.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2015 *
Nonconvertible Bonds	80.8%
Bank Loan Obligations	5.4%
Other Investments	10.3%
Short-Term Investments and Net Other Assets (Liabilities)	3.5%

 * Foreign investments - 28.4%

As of April 30, 2015*
Nonconvertible Bonds	82.4%
Bank Loan Obligations	7.9%
Other Investments	6.2%
Short-Term Investments and Net Other Assets (Liabilities)	3.5%

 * Foreign investments - 28.9%

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 80.8%
	Principal Amount	Value
Aerospace - 0.2%
Orbital ATK, Inc. 5.5% 10/1/23 (a)	$995,000	$1,039,775
Air Transportation - 2.2%
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 9/15/20 (a)	1,335,000	1,298,021
Allegiant Travel Co. 5.5% 7/15/19	5,865,000	5,988,165
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	94,667	104,607
5.5% 4/29/22	1,751,861	1,804,417
6.25% 10/11/21	1,769,485	1,857,959
9.25% 5/10/17	502,411	542,604
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (a)	1,115,000	1,123,363
6.75% 5/23/17	1,115,000	1,117,788
8.021% 8/10/22	994,899	1,119,261
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	101,018	107,079
9.75% 1/15/17	761,133	812,510
12% 1/15/16 (a)	59,889	61,236

TOTAL AIR TRANSPORTATION		15,937,010

Automotive & Auto Parts - 0.5%
Schaeffler Finance BV 4.75% 5/15/21 (a)	1,520,000	1,546,600
ZF North America Capital, Inc.:
4% 4/29/20 (a)	1,115,000	1,126,150
4.75% 4/29/25 (a)	520,000	510,250

TOTAL AUTOMOTIVE & AUTO PARTS		3,183,000

Building Materials - 1.4%
Building Materials Corp. of America:
5.375% 11/15/24 (a)	6,750,000	6,944,063
6% 10/15/25 (a)	1,585,000	1,684,063
USG Corp. 5.5% 3/1/25 (a)	1,330,000	1,368,238

TOTAL BUILDING MATERIALS		9,996,364

Cable/Satellite TV - 4.5%
Altice SA 5.375% 7/15/23 (a)	11,230,000	11,364,760
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	525,000	526,313
5.125% 5/1/23 (a)	1,875,000	1,879,688
5.875% 5/1/27 (a)	105,000	105,000
Cogeco Cable, Inc. 4.875% 5/1/20 (a)	5,370,000	5,450,550
DISH DBS Corp.:
5.125% 5/1/20	5,310,000	5,290,088
5.875% 11/15/24	2,000,000	1,913,000
6.75% 6/1/21	6,000,000	6,150,600

TOTAL CABLE/SATELLITE TV		32,679,999

Chemicals - 1.1%
Blue Cube Spinco, Inc. 9.75% 10/15/23 (a)	860,000	926,650
Evolution Escrow Issuer LLC 7.5% 3/15/22 (a)	1,720,000	1,216,900
LSB Industries, Inc. 7.75% 8/1/19	1,610,000	1,523,463
NOVA Chemicals Corp. 5.25% 8/1/23 (a)	3,200,000	3,274,240
Platform Specialty Products Corp. 6.5% 2/1/22 (a)	1,025,000	871,250

TOTAL CHEMICALS		7,812,503

Containers - 1.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.3372% 12/15/19 (a)(b)	3,565,000	3,511,525
Ball Corp. 5.25% 7/1/25	2,385,000	2,423,756
Owens-Brockway Glass Container, Inc.:
5.875% 8/15/23 (a)	1,070,000	1,135,538
6.375% 8/15/25 (a)	1,070,000	1,139,550

TOTAL CONTAINERS		8,210,369

Diversified Financial Services - 10.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20	1,470,000	1,504,913
4.625% 7/1/22	1,305,000	1,332,731
5% 10/1/21	2,995,000	3,129,775
Aircastle Ltd.:
5.125% 3/15/21	1,340,000	1,413,700
6.25% 12/1/19	6,840,000	7,472,700
FLY Leasing Ltd.:
6.375% 10/15/21	4,305,000	4,434,150
6.75% 12/15/20	7,040,000	7,392,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,489,000	2,545,749
5.875% 2/1/22	8,630,000	8,888,900
6% 8/1/20	6,030,000	6,293,813
ILFC E-Capital Trust II 6.25% 12/21/65 (a)(b)	2,430,000	2,265,975
International Lease Finance Corp. 6.25% 5/15/19	3,760,000	4,089,000
MSCI, Inc. 5.25% 11/15/24 (a)	1,370,000	1,441,925
Navient Corp.:
5% 10/26/20	455,000	425,994
5.875% 3/25/21	2,230,000	2,110,138
5.875% 10/25/24	1,590,000	1,419,075
SLM Corp.:
4.875% 6/17/19	4,185,000	4,048,988
5.5% 1/15/19	5,845,000	5,808,469
5.5% 1/25/23	2,900,000	2,613,625
6.125% 3/25/24	3,585,000	3,235,463
8.45% 6/15/18	2,220,000	2,380,950

TOTAL DIVERSIFIED FINANCIAL SERVICES		74,248,033

Energy - 11.1%
Antero Resources Corp.:
5.125% 12/1/22	4,416,000	3,963,360
5.625% 6/1/23 (a)	1,565,000	1,439,800
Baytex Energy Corp.:
5.125% 6/1/21 (a)	1,310,000	1,100,400
5.625% 6/1/24 (a)	4,405,000	3,634,125
Chesapeake Energy Corp.:
4.875% 4/15/22	3,345,000	2,073,900
5.375% 6/15/21	1,330,000	861,175
Consolidated Energy Finance SA 6.75% 10/15/19 (a)	6,928,000	6,893,360
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	70,000	68,775
Denbury Resources, Inc.:
5.5% 5/1/22	3,455,000	2,418,500
6.375% 8/15/21	8,330,000	6,080,900
Energy Transfer Equity LP 5.5% 6/1/27	1,045,000	930,215
Exterran Holdings, Inc. 7.25% 12/1/18	3,900,000	3,963,375
Forum Energy Technologies, Inc. 6.25% 10/1/21	2,300,000	1,926,250
Gibson Energy, Inc. 6.75% 7/15/21 (a)	3,265,000	3,158,888
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	2,495,000	2,257,975
5.75% 10/1/25 (a)	1,015,000	938,875
7.625% 4/15/21 (a)	185,000	188,238
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	3,090,000	3,144,075
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	805,000	845,250
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (b)	5,785,000	5,741,613
5.625% 3/1/25 (a)	8,750,000	8,389,063
5.75% 5/15/24	7,460,000	7,198,900
SM Energy Co. 6.5% 11/15/21	980,000	965,300
Sunoco LP / Sunoco Finance Corp.:
5.5% 8/1/20 (a)	1,595,000	1,634,875
6.375% 4/1/23 (a)	1,330,000	1,339,975
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.75% 3/15/24 (a)	1,565,000	1,539,569
6.875% 2/1/21	940,000	944,700
TerraForm Power Operating LLC:
5.875% 2/1/23 (a)	710,000	654,975
6.125% 6/15/25 (a)	235,000	211,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (a)	375,000	388,125
6.125% 10/15/21	475,000	494,000
6.25% 10/15/22 (a)	400,000	416,000
Whiting Petroleum Corp. 5% 3/15/19	2,225,000	2,113,750
WPX Energy, Inc. 7.5% 8/1/20	2,025,000	1,893,375

TOTAL ENERGY		79,813,156

Food & Drug Retail - 0.1%
Tesco PLC 6.15% 11/15/37 (a)	1,025,000	948,353
Food/Beverage/Tobacco - 6.7%
ESAL GmbH 6.25% 2/5/23 (a)	14,945,000	14,571,375
JBS Investments GmbH:
7.25% 4/3/24 (a)	1,580,000	1,623,450
7.75% 10/28/20 (a)	3,020,000	3,217,810
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	2,050,000	1,983,375
5.875% 7/15/24 (a)	4,470,000	4,380,600
7.25% 6/1/21 (a)	965,000	1,009,631
7.25% 6/1/21 (a)	2,100,000	2,197,125
8.25% 2/1/20 (a)	3,860,000	4,043,350
Minerva Luxembourg SA 7.75% 1/31/23 (a)	8,526,000	8,419,425
Vector Group Ltd. 7.75% 2/15/21	6,620,000	7,066,850

TOTAL FOOD/BEVERAGE/TOBACCO		48,512,991

Gaming - 5.4%
MCE Finance Ltd. 5% 2/15/21 (a)	13,245,000	12,401,294
Scientific Games Corp. 7% 1/1/22 (a)	11,905,000	11,964,525
Wynn Macau Ltd. 5.25% 10/15/21 (a)	16,130,000	14,758,950

TOTAL GAMING		39,124,769

Healthcare - 1.9%
Community Health Systems, Inc. 5.125% 8/1/21	4,835,000	4,992,138
HealthSouth Corp.:
5.125% 3/15/23	355,000	348,788
5.75% 11/1/24	485,000	485,000
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (a)	535,000	545,700
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (a)	285,000	273,244
5.5% 4/15/25 (a)	270,000	245,616
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	5,920,000	6,184,624
Tenet Healthcare Corp. 6% 10/1/20	775,000	837,000

TOTAL HEALTHCARE		13,912,110

Homebuilders/Real Estate - 1.8%
CBRE Group, Inc. 5% 3/15/23	3,805,000	3,864,872
Communications Sales & Leasing, Inc. 6% 4/15/23 (a)	270,000	262,575
Howard Hughes Corp. 6.875% 10/1/21 (a)	1,505,000	1,565,200
Lennar Corp. 4.875% 12/15/23	1,380,000	1,374,825
Meritage Homes Corp. 6% 6/1/25	1,365,000	1,399,125
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (a)	615,000	622,688
TRI Pointe Homes, Inc.:
4.375% 6/15/19	3,360,000	3,339,000
5.875% 6/15/24	345,000	345,000

TOTAL HOMEBUILDERS/REAL ESTATE		12,773,285

Leisure - 0.4%
NCL Corp. Ltd. 5.25% 11/15/19 (a)	1,435,000	1,488,813
Speedway Motorsports, Inc. 5.125% 2/1/23	1,395,000	1,401,975

TOTAL LEISURE		2,890,788

Metals/Mining - 1.5%
CONSOL Energy, Inc. 5.875% 4/15/22	2,480,000	1,568,600
Lundin Mining Corp.:
7.5% 11/1/20 (a)	1,665,000	1,681,650
7.875% 11/1/22 (a)	3,515,000	3,523,085
New Gold, Inc. 6.25% 11/15/22 (a)	4,130,000	3,541,475
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (a)	705,000	613,787

TOTAL METALS/MINING		10,928,597

Paper - 0.7%
Sappi Papier Holding GmbH 6.625% 4/15/21 (a)	5,160,000	5,185,800
Publishing/Printing - 1.0%
R.R. Donnelley & Sons Co.:
6.5% 11/15/23	4,025,000	3,773,438
7% 2/15/22	1,180,000	1,159,350
7.875% 3/15/21	1,995,000	2,081,284

TOTAL PUBLISHING/PRINTING		7,014,072

Services - 3.3%
ADT Corp.:
3.5% 7/15/22	655,000	614,063
4.125% 4/15/19	2,820,000	2,883,450
5.25% 3/15/20	960,000	1,017,600
APX Group, Inc. 6.375% 12/1/19	15,910,000	15,472,455
Audatex North America, Inc.:
6% 6/15/21 (a)	2,965,000	2,985,785
6.125% 11/1/23 (a)	1,070,000	1,076,688

TOTAL SERVICES		24,050,041

Steel - 1.6%
Evraz, Inc. NA Canada 7.5% 11/15/19 (a)	1,020,000	971,550
Steel Dynamics, Inc.:
5.125% 10/1/21	4,290,000	4,257,825
5.25% 4/15/23	1,045,000	1,016,263
5.5% 10/1/24	575,000	567,813
6.125% 8/15/19	4,845,000	5,014,575

TOTAL STEEL		11,828,026

Super Retail - 0.1%
L Brands, Inc. 6.875% 11/1/35 (a)	870,000	903,713
Technology - 5.2%
ADT Corp.:
4.125% 6/15/23	2,630,000	2,531,375
6.25% 10/15/21	5,110,000	5,518,800
Brocade Communications Systems, Inc. 4.625% 1/15/23	3,320,000	3,237,000
Micron Technology, Inc.:
5.25% 8/1/23 (a)	4,140,000	4,044,739
5.25% 1/15/24 (a)	1,785,000	1,709,138
5.5% 2/1/25	1,100,000	1,047,750
5.625% 1/15/26 (a)	7,615,000	7,158,100
5.875% 2/15/22	3,675,000	3,739,313
Nuance Communications, Inc. 5.375% 8/15/20 (a)	4,885,000	4,982,700
NXP BV/NXP Funding LLC:
4.125% 6/15/20 (a)	1,705,000	1,739,100
4.625% 6/15/22 (a)	955,000	974,100
Sensata Technologies BV 5% 10/1/25 (a)	945,000	922,556

TOTAL TECHNOLOGY		37,604,671

Telecommunications - 12.1%
Altice Financing SA:
6.5% 1/15/22 (a)	3,575,000	3,619,688
6.625% 2/15/23 (a)	4,860,000	4,872,150
7.875% 12/15/19 (a)	2,280,000	2,381,175
Columbus International, Inc. 7.375% 3/30/21 (a)	4,254,000	4,424,160
DigitalGlobe, Inc. 5.25% 2/1/21 (a)	5,750,000	5,172,585
GCI, Inc. 6.875% 4/15/25	1,000,000	1,030,000
Level 3 Financing, Inc. 5.375% 5/1/25 (a)	450,000	451,125
Millicom International Cellular SA 6% 3/15/25 (a)	4,190,000	3,446,275
Neptune Finco Corp. 6.625% 10/15/25 (a)	700,000	736,750
Numericable Group SA:
6% 5/15/22 (a)	6,160,000	6,175,400
6.25% 5/15/24 (a)	2,015,000	2,015,000
Sable International Finance Ltd. 6.875% 8/1/22 (a)	2,490,000	2,533,575
Sprint Capital Corp.:
6.875% 11/15/28	3,625,000	3,008,750
8.75% 3/15/32	1,850,000	1,665,000
Sprint Communications, Inc.:
7% 3/1/20 (a)	9,675,000	10,158,750
9% 11/15/18 (a)	8,405,000	9,240,205
Sprint Corp. 7.875% 9/15/23	1,500,000	1,387,500
T-Mobile U.S.A., Inc.:
6% 3/1/23	3,765,000	3,753,234
6.375% 3/1/25	4,210,000	4,220,525
6.464% 4/28/19	6,045,000	6,218,794
6.5% 1/15/24	2,535,000	2,573,025
6.542% 4/28/20	2,765,000	2,834,125
6.625% 4/1/23	975,000	996,021
Telecom Italia Capital SA 6% 9/30/34	650,000	611,000
Telecom Italia SpA 5.303% 5/30/24 (a)	650,000	653,250
Wind Acquisition Finance SA 4.75% 7/15/20 (a)	2,830,000	2,879,525

TOTAL TELECOMMUNICATIONS		87,057,587

Transportation Ex Air/Rail - 1.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	200,000	191,500
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (a)	8,660,000	6,808,925

TOTAL TRANSPORTATION EX AIR/RAIL		7,000,425

Utilities - 5.6%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	7,285,000	7,312,319
NRG Energy, Inc.:
6.25% 7/15/22	3,285,000	3,022,200
6.25% 5/1/24	1,600,000	1,432,000
NSG Holdings II, LLC 7.75% 12/15/25 (a)	11,073,108	12,235,785
PPL Energy Supply LLC 6.5% 6/1/25 (a)	530,000	470,375
RJS Power Holdings LLC 5.125% 7/15/19 (a)	8,155,000	7,460,194
The AES Corp.:
4.875% 5/15/23	1,770,000	1,641,675
7.375% 7/1/21	6,440,000	6,858,600

TOTAL UTILITIES		40,433,148

TOTAL NONCONVERTIBLE BONDS
(Cost $597,106,142)		583,088,585

Bank Loan Obligations - 5.4%
Aerospace - 0.2%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (b)	1,514,299	1,491,585
Air Transportation - 0.3%
American Airlines, Inc. Tranche B, term loan 3.5% 10/10/21 (b)	2,578,950	2,572,503
Cable/Satellite TV - 1.0%
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (b)	3,801,511	3,761,139
CSC Holdings LLC Tranche B, term loan 5% 10/9/22 (b)	2,080,000	2,085,949
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (b)	633,238	624,455
Tranche B 2LN, term loan 4.5% 5/8/20 (b)	547,837	540,239

TOTAL CABLE/SATELLITE TV		7,011,782

Containers - 0.2%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (b)	1,687,864	1,684,708
Food/Beverage/Tobacco - 0.2%
JBS U.S.A. LLC Tranche B, term loan 4% 9/18/22 (b)	1,555,000	1,555,949
Gaming - 1.5%
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (b)	2,894,462	2,899,295
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (b)	6,255,514	6,167,749
Scientific Games Corp. Tranche B 2LN, term loan 6% 10/1/21 (b)	1,647,550	1,607,399

TOTAL GAMING		10,674,443

Healthcare - 0.7%
Valeant Pharmaceuticals International, Inc. Tranche BD 2LN, term loan 3.5% 2/13/19 (b)	5,545,000	5,158,236
Leisure - 0.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	153,063	136,608
Services - 0.6%
Garda World Security Corp.:
term loan 4.0032% 11/8/20 (b)	3,344,351	3,252,382
Tranche DD, term loan 4.0032% 11/8/20 (b)	855,532	832,005

TOTAL SERVICES		4,084,387

Super Retail - 0.1%
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (b)	472,625	472,370
Utilities - 0.6%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (b)	4,066,562	3,952,698
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (b)	359,109	287,287

TOTAL UTILITIES		4,239,985

TOTAL BANK LOAN OBLIGATIONS
(Cost $39,381,422)		39,082,556

Preferred Securities - 10.3%
Banks & Thrifts - 7.8%
BAC Capital Trust XIV 4% (b)(c)	515,000	392,802
Bank of America Corp.:
6.1% (b)(c)	2,835,000	2,888,273
6.25% (b)(c)	10,440,000	10,649,711
6.5% (b)(c)	3,150,000	3,296,816
Barclays Bank PLC 7.625% 11/21/22	10,410,000	12,240,661
Barclays PLC 6.625% (b)(c)	2,490,000	2,478,482
BNP Paribas SA 7.375% (a)(b)(c)	1,795,000	1,884,445
Credit Agricole SA 6.625% (a)(b)(c)	5,703,000	5,657,936
Credit Suisse Group AG 6.25% (a)(b)(c)	1,375,000	1,397,602
Deutsche Bank AG 7.5% (b)(c)	3,305,000	3,273,648
Goldman Sachs Group, Inc. 5.375% (b)(c)	1,350,000	1,374,430
JPMorgan Chase & Co.:
5.3% (b)(c)	2,685,000	2,768,160
6% (b)(c)	6,400,000	6,588,800
6.75% (b)(c)	1,310,000	1,443,456

TOTAL BANKS & THRIFTS		56,335,222

Diversified Financial Services - 2.5%
American Express Co. 4.9% (b)(c)	1,060,000	1,034,907
Citigroup, Inc.:
5.875% (b)(c)	3,785,000	3,767,623
5.95% (b)(c)	9,260,000	9,067,756
5.95% (b)(c)	1,070,000	1,081,922
6.3% (b)(c)	3,160,000	3,217,364

TOTAL DIVERSIFIED FINANCIAL SERVICES		18,169,572

TOTAL PREFERRED SECURITIES
(Cost $73,192,436)		74,504,794
	Shares	Value

Money Market Funds - 5.1%
Fidelity Cash Central Fund, 0.18% (d)
(Cost $36,321,358)	36,321,358	36,321,358
TOTAL INVESTMENT PORTFOLIO - 101.6%
(Cost $746,001,358)		732,997,293
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(11,616,422)
NET ASSETS - 100%		$721,380,871

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $308,874,493 or 42.8% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security is perpetual in nature with no stated maturity date.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$23,636
Total	$23,636

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$583,088,585	$--	$583,088,585	$--
Bank Loan Obligations	39,082,556	--	39,082,556	--
Preferred Securities	74,504,794	--	74,504,794	--
Money Market Funds	36,321,358	36,321,358	--	--
Total Investments in Securities:	$732,997,293	$36,321,358	$696,675,935	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	71.6%
Luxembourg	4.7%
Canada	4.4%
Cayman Islands	4.0%
Austria	3.3%
Bermuda	3.0%
France	2.3%
United Kingdom	2.1%
Ireland	1.3%
Marshall Islands	1.0%
Others (Individually Less Than 1%)	2.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2015 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $709,680,000)	$696,675,935
Fidelity Central Funds (cost $36,321,358)	36,321,358
Total Investments (cost $746,001,358)		$732,997,293
Cash		72,441
Receivable for investments sold		18,364,656
Receivable for fund shares sold		686,389
Interest receivable		9,636,850
Distributions receivable from Fidelity Central Funds		4,141
Prepaid expenses		1,932
Other receivables		314
Total assets		761,764,016
Liabilities
Payable for investments purchased	$38,966,457
Payable for fund shares redeemed	386,341
Distributions payable	487,451
Accrued management fee	333,103
Other affiliated payables	170,773
Other payables and accrued expenses	39,020
Total liabilities		40,383,145
Net Assets		$721,380,871
Net Assets consist of:
Paid in capital		$743,238,760
Distributions in excess of net investment income		(1,445,780)
Accumulated undistributed net realized gain (loss) on investments		(7,408,044)
Net unrealized appreciation (depreciation) on investments		(13,004,065)
Net Assets, for 85,969,119 shares outstanding		$721,380,871
Net Asset Value, offering price and redemption price per share ($721,380,871 ÷ 85,969,119 shares)		$8.39

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2015 (Unaudited)
Investment Income
Dividends		$1,353,504
Interest		18,296,684
Income from Fidelity Central Funds		23,636
Total income		19,673,824
Expenses
Management fee	$1,997,887
Transfer agent fees	890,184
Accounting fees and expenses	135,800
Custodian fees and expenses	3,419
Independent trustees' compensation	1,567
Registration fees	40,251
Audit	37,454
Legal	829
Miscellaneous	2,910
Total expenses before reductions	3,110,301
Expense reductions	(2,285)	3,108,016
Net investment income (loss)		16,565,808
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(6,014,606)
Total net realized gain (loss)		(6,014,606)
Change in net unrealized appreciation (depreciation) on investment securities		(23,057,732)
Net gain (loss)		(29,072,338)
Net increase (decrease) in net assets resulting from operations		$(12,506,530)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,565,808	$28,075,915
Net realized gain (loss)	(6,014,606)	6,987,569
Change in net unrealized appreciation (depreciation)	(23,057,732)	(14,772,280)
Net increase (decrease) in net assets resulting from operations	(12,506,530)	20,291,204
Distributions to shareholders from net investment income	(16,422,005)	(28,009,244)
Distributions to shareholders from net realized gain	–	(20,450,899)
Total distributions	(16,422,005)	(48,460,143)
Share transactions
Proceeds from sales of shares	197,699,361	164,187,462
Reinvestment of distributions	14,002,556	42,578,086
Cost of shares redeemed	(86,850,539)	(307,452,058)
Net increase (decrease) in net assets resulting from share transactions	124,851,378	(100,686,510)
Redemption fees	44,649	115,872
Total increase (decrease) in net assets	95,967,492	(128,739,577)
Net Assets
Beginning of period	625,413,379	754,152,956
End of period (including distributions in excess of net investment income of $1,445,780 and distributions in excess of net investment income of $1,589,583, respectively)	$721,380,871	$625,413,379
Other Information Shares
Sold	22,981,568	18,654,126
Issued in reinvestment of distributions	1,655,799	4,822,650
Redeemed	(10,287,337)	(34,581,984)
Net increase (decrease)	14,350,030	(11,105,208)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Focused High Income Fund

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$8.73	$9.12	$9.55	$9.23	$9.42	$9.44
Income from Investment Operations
Net investment income (loss)A	.197	.390	.444	.489	.538	.609
Net realized and unrealized gain (loss)	(.342)	(.116)	(.102)	.402	.045	.351
Total from investment operations	(.145)	.274	.342	.891	.583	.960
Distributions from net investment income	(.196)	(.388)	(.438)	(.468)	(.544)	(.593)
Distributions from net realized gain	–	(.278)	(.335)	(.104)	(.230)	(.390)
Total distributions	(.196)	(.666)	(.773)	(.572)	(.774)	(.983)
Redemption fees added to paid in capitalA	.001	.002	.001	.001	.001	.003
Net asset value, end of period	$8.39	$8.73	$9.12	$9.55	$9.23	$9.42
Total ReturnB,C	(1.65)%	3.20%	3.92%	9.99%	6.65%	11.06%
Ratios to Average Net AssetsD,E
Expenses before reductions	.87%F	.85%	.83%	.81%	.82%	.81%
Expenses net of fee waivers, if any	.87%F	.85%	.83%	.81%	.82%	.81%
Expenses net of all reductions	.87%F	.85%	.83%	.81%	.82%	.81%
Net investment income (loss)	4.62%F	4.40%	4.86%	5.23%	5.92%	6.57%
Supplemental Data
Net assets, end of period (000 omitted)	$721,381	$625,413	$754,153	$902,605	$941,643	$770,459
Portfolio turnover rateG	47%F	62%	77%	47%	52%	48%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2015

1. Organization.

Fidelity Focused High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2015 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$10,806,311
Gross unrealized depreciation	(23,232,216)
Net unrealized appreciation (depreciation) on securities	$(12,425,905)
Tax cost	$745,423,198

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $281,205,455 and $159,087,365, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .25% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $452 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $664.

In addition, during the period the investment adviser reimbursed and /or waived a portion of operating expenses in the amount of $1,621.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2015 to October 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period-B May 1, 2015 to October 31, 2015
Actual	.87%	$1,000.00	$983.50	$4.34
Hypothetical-C		$1,000.00	$1,020.76	$4.42

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Focused High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to nonU.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Focused High Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Focused High Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked equal to its competitive median for 2014.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders;(viii) Fidelity's group fee structures, including the group fee schedule of breakpoints;(ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity Advisor® Global High Income Fund - Class A, Class T and Class C Semi-Annual Report October 31, 2015 Class A, Class T and Class C are classes of Fidelity® Global High Income Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2015

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
TXU Corp.	2.3	2.2
Rite Aid Corp.	1.5	1.2
GMAC LLC	1.4	1.1
HCA Holdings, Inc.	1.3	0.9
Royal Bank of Scotland Group PLC	1.3	0.7
	7.8

Top Five Countries as of October 31, 2015

(excluding short-term investments and net other assets)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	48.1	46.4
Luxembourg	6.6	4.9
Cayman Islands	4.9	6.9
Netherlands	4.5	3.6
United Kingdom	4.1	4.0

Top Five Market Sectors as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	12.3	10.1
Energy	10.9	11.8
Banks & Thrifts	10.4	11.8
Utilities	6.9	6.2
Diversified Financial Services	6.6	6.5

Quality Diversification (% of fund's net assets)

As of October 31, 2015
AAA,AA,A	0.5%
BBB	4.2%
BB	37.5%
B	29.2%
CCC,CC,C	15.4%
Not Rated	5.2%
Equities	2.2%
Short-Term Investments and Net Other Assets	5.8%

As of April 30, 2015
BBB	4.0%
BB	33.3%
B	35.5%
CCC,CC,C	14.2%
Not Rated	4.9%
Equities	2.1%
Short-Term Investments and Net Other Assets	6.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2015*
Corporate Bonds	83.2%
Government Obligations	0.5%
Stocks	2.2%
Preferred Securities	6.4%
Bank Loan Obligations	1.9%
Short-Term Investments and Net Other Assets (Liabilities)	5.8%

 * Foreign investments - 46.1%

As of April 30, 2015*
Corporate Bonds	83.8%
Stocks	2.1%
Preferred Securities	5.7%
Bank Loan Obligations	2.4%
Short-Term Investments and Net Other Assets (Liabilities)	6.0%

 * Foreign investments - 47.6%

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 83.2%
		Principal Amount(a)	Value
Aerospace - 0.6%
Finmeccanica Finance SA 5.25% 1/21/22	EUR	$300,000	$372,128
TransDigm, Inc.:
6.5% 7/15/24		225,000	228,938
6.5% 5/15/25 (b)		135,000	137,194

TOTAL AEROSPACE			738,260

Air Transportation - 0.7%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (Reg. S)		294,000	303,526
Air Canada 7.75% 4/15/21 (b)		140,000	146,125
Continental Airlines, Inc. 6.125% 4/29/18		55,000	56,672
United Continental Holdings, Inc. 6.375% 6/1/18		45,000	47,588
XPO Logistics, Inc. 5.75% 6/15/21 (Reg. S)	EUR	300,000	298,162

TOTAL AIR TRANSPORTATION			852,073

Automotive - 0.8%
Fiat Industrial Finance Europe SA 6.25% 3/9/18	EUR	200,000	235,259
Samvardhana Motherson Automotive Systems Group BV 4.125% 7/15/21 (Reg. S)	EUR	200,000	212,846
Schaeffler Finance BV 3.5% 5/15/22 (Reg. S)	EUR	200,000	224,054
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		300,000	306,750

TOTAL AUTOMOTIVE			978,909

Automotive & Auto Parts - 0.6%
American Tire Distributors, Inc. 10.25% 3/1/22 (b)		140,000	141,400
Fiat Finance & Trade Ltd. SA 7.375% 7/9/18	EUR	450,000	556,079
Schaeffler Holding Finance BV 6.75% 11/15/22 pay-in-kind (b)(c)		45,000	49,219

TOTAL AUTOMOTIVE & AUTO PARTS			746,698

Banks & Thrifts - 6.5%
Banco Popolare Societa Cooperativa 2.75% 7/27/20 (Reg. S)	EUR	200,000	223,434
Bank of Baroda (London) 6.625% 5/25/22 (c)		100,000	103,562
Bank of Ceylon 5.325% 4/16/18 (Reg. S)		200,000	198,750
Bank of Ireland 10% 12/19/22	EUR	200,000	292,238
BBVA Bancomer SA 7.25% 4/22/20 (b)		200,000	222,016
BBVA Paraguay SA 9.75% 2/11/16 (b)		400,000	406,514
Finansbank A/S 6.25% 4/30/19 (b)		200,000	208,824
General Motors Acceptance Corp. 8% 11/1/31		257,000	314,183
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (b)		650,000	671,827
GMAC LLC:
8% 12/31/18		225,000	253,125
8% 11/1/31		1,195,000	1,448,901
GTB Finance BV 6% 11/8/18 (b)		400,000	377,000
HBOS PLC 4.5% 3/18/30 (c)	EUR	300,000	368,638
HSBK BV 7.25% 5/3/17 (b)		200,000	204,063
ICICI Bank Ltd. 6.375% 4/30/22 (Reg. S) (c)		100,000	102,620
Itau Unibanco Holding SA 6.2% 12/21/21 (b)		350,000	353,500
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (b)		400,000	408,400
Royal Bank of Scotland Group PLC:
3.625% 3/25/24 (Reg. S) (c)	EUR	200,000	225,849
5.125% 5/28/24		317,000	325,142
6% 12/19/23		210,000	228,059
Turkiye Garanti Bankasi A/S 4.75% 10/17/19 (b)		200,000	201,490
Turkiye Halk Bankasi A/S 3.875% 2/5/20 (b)		200,000	191,250
UT2 Funding PLC 5.321% 6/30/16 (d)	EUR	50,000	55,582
Zenith Bank PLC 6.25% 4/22/19 (b)		400,000	366,800

TOTAL BANKS & THRIFTS			7,751,767

Broadcasting - 0.6%
AMC Networks, Inc.:
4.75% 12/15/22		100,000	100,375
7.75% 7/15/21		5,000	5,363
Clear Channel Communications, Inc. 5.5% 12/15/16		190,000	172,900
Ottawa Holdings Pte Ltd. 5.875% 5/16/18 (Reg. S)		200,000	100,000
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		350,000	312,954

TOTAL BROADCASTING			691,592

Building Materials - 2.1%
Alam Synergy Pte. Ltd. 9% 1/29/19 (Reg. S)		200,000	192,000
CEMEX Finance LLC:
5.25% 4/1/21 (Reg. S)	EUR	100,000	110,130
6% 4/1/24 (Reg. S)		250,000	238,750
Elementia S.A.B. de CV 5.5% 1/15/25 (b)		400,000	391,000
HeidelbergCement Finance BV 3.25% 10/21/21 (Reg. S)	EUR	300,000	347,887
HMAN Finance Sub Corp. 6.375% 7/15/22 (b)		100,000	93,250
Modern Land China Co. Ltd. 13.875% 11/4/18 (Reg. S)		100,000	106,000
Nortek, Inc. 8.5% 4/15/21		120,000	127,200
Pratama Agung Pte. Ltd. 6.25% 2/24/20 (Reg. S)		200,000	195,936
Union Andina de Cementos SAA 5.875% 10/30/21 (Reg. S)		300,000	300,375
USG Corp.:
5.875% 11/1/21 (b)		50,000	52,688
9.75% 1/15/18 (c)		135,000	151,538
West China Cement Ltd. 6.5% 9/11/19		200,000	206,057

TOTAL BUILDING MATERIALS			2,512,811

Cable/Satellite TV - 3.8%
Altice SA:
7.75% 7/15/25 (b)		200,000	192,500
7.75% 7/15/25 (b)		200,000	192,500
Cable One, Inc. 5.75% 6/15/22 (b)		55,000	56,375
CCO Holdings LLC/CCO Holdings Capital Corp. 5.75% 1/15/24		615,000	624,225
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (b)		45,000	45,056
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (b)		255,000	244,989
DISH DBS Corp. 5% 3/15/23		670,000	619,750
Lynx II Corp. 6.375% 4/15/23 (b)		200,000	206,000
Myriad International Holding BV 5.5% 7/21/25 (b)		200,000	195,932
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)		210,000	220,763
Telenet Finance VI Luxembourg SCA 4.875% 7/15/27 (Reg. S)	EUR	100,000	106,556
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
3.5% 1/15/27 (Reg. S)	EUR	100,000	105,456
5.5% 9/15/22 (Reg. S)	EUR	360,000	423,589
5.5% 1/15/23 (b)		200,000	205,560
UPCB Finance VI Ltd. 6.875% 1/15/22 (b)		135,000	142,763
Virgin Media Finance PLC 4.5% 1/15/25 (Reg. S)	EUR	300,000	318,349
VTR Finance BV 6.875% 1/15/24 (b)		600,000	580,500

TOTAL CABLE/SATELLITE TV			4,480,863

Capital Goods - 0.3%
Norcell Sweden Holding 2 AB 10.75% 9/29/19 (Reg. S)	EUR	65,000	75,587
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (b)		180,000	134,100
Zoomlion HK SPV Co. Ltd. 6.125% 12/20/22 (Reg. S)		200,000	170,000

TOTAL CAPITAL GOODS			379,687

Chemicals - 1.4%
Blue Cube Spinco, Inc.:
9.75% 10/15/23 (b)		85,000	91,588
10% 10/15/25 (b)		45,000	48,825
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)		125,000	88,438
INEOS Group Holdings SA 5.75% 2/15/19 (Reg. S)	EUR	250,000	274,088
Kerling PLC 10.625% 2/1/17 (Reg. S)	EUR	200,000	222,761
LSB Industries, Inc. 7.75% 8/1/19		85,000	80,431
OCP SA 5.625% 4/25/24 (b)		200,000	208,900
Platform Specialty Products Corp. 6.5% 2/1/22 (b)		70,000	59,500
PolyOne Corp. 5.25% 3/15/23		150,000	150,375
Tronox Finance LLC 6.375% 8/15/20		20,000	14,244
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (b)		150,000	158,625
W. R. Grace & Co.-Conn. 5.625% 10/1/24 (b)		55,000	56,788
Yingde Gases Investment Ltd. 7.25% 2/28/20 (Reg. S)		200,000	170,011

TOTAL CHEMICALS			1,624,574

Consumer Products - 0.4%
Prestige Brands, Inc.:
5.375% 12/15/21 (b)		195,000	195,000
8.125% 2/1/20		25,000	26,188
Revlon Consumer Products Corp. 5.75% 2/15/21		260,000	263,250
Spectrum Brands Holdings, Inc. 6.375% 11/15/20		45,000	48,038

TOTAL CONSUMER PRODUCTS			532,476

Containers - 1.3%
Ardagh Finance Holdings SA:
8.375% 6/15/19(Reg S.) pay-in-kind (c)	EUR	200,000	221,820
8.625% 6/15/19 pay-in-kind (b)(c)		217,771	221,072
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 7% 11/15/20 (b)		35,294	35,382
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)		155,000	132,913
Crown European Holdings SA 3.375% 5/15/25	EUR	200,000	210,033
OI European Group BV 6.75% 9/15/20 (Reg. S)	EUR	300,000	383,899
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20		285,000	296,400

TOTAL CONTAINERS			1,501,519

Diversified Financial Services - 5.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 10/30/20		175,000	181,344
Aircastle Ltd. 5.125% 3/15/21		395,000	416,725
Arrow Global Finance PLC 5.217% 11/1/21 (c)	EUR	200,000	221,645
Boing Group Financing PLC 6.625% 7/15/19 (Reg. S)	EUR	100,000	103,367
CIT Group, Inc.:
5% 8/15/22		270,000	284,513
5% 8/1/23		440,000	460,900
Comcel Trust 6.875% 2/6/24 (b)		200,000	159,500
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		200,000	206,200
Garfunkelux Holdco 3 SA 7.5% 8/1/22 (Reg. S)	EUR	200,000	222,591
GCS Holdco Finance I SA 6.5% 11/15/18 (Reg. S)	EUR	100,000	113,572
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.875% 2/1/22		305,000	314,150
International Lease Finance Corp.:
5.875% 8/15/22		475,000	517,750
8.625% 1/15/22		555,000	682,650
Lock A/S 7% 8/15/21 (Reg. S)	EUR	100,000	114,968
MSCI, Inc. 5.75% 8/15/25 (b)		50,000	52,725
Navient Corp. 5% 10/26/20		54,000	50,558
SLM Corp.:
4.875% 6/17/19		30,000	29,025
5.5% 1/25/23		630,000	567,788
6.125% 3/25/24		420,000	379,050
7.25% 1/25/22		10,000	9,850
8% 3/25/20		190,000	201,400
Verisure Holding AB:
6% 11/1/22 (Reg. S)	EUR	260,000	292,342
8.75% 9/1/18 (Reg. S)	EUR	300,000	344,328

TOTAL DIVERSIFIED FINANCIAL SERVICES			5,926,941

Diversified Media - 0.4%
Lamar Media Corp. 5.875% 2/1/22		55,000	58,300
MDC Partners, Inc. 6.75% 4/1/20 (b)		30,000	30,525
National CineMedia LLC:
6% 4/15/22		300,000	312,360
7.875% 7/15/21		35,000	36,925
Outfront Media Capital LLC / Corp. 5.625% 2/15/24 (b)		25,000	26,016

TOTAL DIVERSIFIED MEDIA			464,126

Energy - 10.5%
Afren PLC 10.25% 4/8/19 (b)(d)		293,000	5,128
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
6.8037% 8/1/19 (b)(c)		215,000	116,638
7.125% 11/1/20 (b)		290,000	155,875
7.375% 11/1/21 (b)		190,000	103,550
Antero Resources Corp.:
5.125% 12/1/22		420,000	376,950
5.625% 6/1/23 (b)		80,000	73,600
Areva SA 4.875% 9/23/24	EUR	200,000	222,679
BBVA Colombia SA 4.875% 4/21/25 (b)		300,000	293,250
California Resources Corp.:
5.5% 9/15/21		320,000	220,000
6% 11/15/24		55,000	37,400
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		55,000	52,319
Chesapeake Energy Corp. 5.375% 6/15/21		430,000	278,425
China Oil & Gas Group Ltd. 5.25% 4/25/18 (Reg. S)		200,000	199,967
Citgo Holding, Inc. 10.75% 2/15/20 (b)		155,000	155,775
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.125% 3/1/22		175,000	150,500
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		15,000	14,738
Diamondback Energy, Inc. 7.625% 10/1/21		135,000	143,775
EDC Finance Ltd. 4.875% 4/17/20 (b)		400,000	356,000
Energy Transfer Equity LP 7.5% 10/15/20		30,000	32,256
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.375% 6/15/23		95,000	71,488
7.75% 9/1/22		110,000	84,700
9.375% 5/1/20		390,000	339,300
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		250,000	211,250
Forum Energy Technologies, Inc. 6.25% 10/1/21		75,000	62,813
Gazprom OAO 3.6% 2/26/21	EUR	200,000	208,410
Gibson Energy, Inc. 6.75% 7/15/21 (b)		370,000	357,975
Gulfmark Offshore, Inc. 6.375% 3/15/22		340,000	209,950
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		320,000	289,600
5.75% 10/1/25 (b)		200,000	185,000
7.625% 4/15/21 (b)		10,000	10,175
Hornbeck Offshore Services, Inc.:
5% 3/1/21		5,000	3,825
5.875% 4/1/20		80,000	64,400
Kosmos Energy Ltd. 7.875% 8/1/21 (b)		200,000	174,000
Laredo Petroleum, Inc.:
5.625% 1/15/22		340,000	319,600
6.25% 3/15/23		105,000	100,800
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 9/15/21		20,000	4,806
7.75% 2/1/21		5,000	1,150
MIE Holdings Corp. 6.875% 2/6/18 (Reg S.)		100,000	60,563
Noble Energy, Inc.:
5.625% 5/1/21		225,000	228,148
5.875% 6/1/24		140,000	140,580
Oasis Petroleum, Inc. 6.875% 3/15/22		45,000	38,363
Pacific Drilling V Ltd. 7.25% 12/1/17 (b)		380,000	258,400
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (b)		500,000	205,000
Pan American Energy LLC 7.875% 5/7/21 (b)		500,000	501,451
Puma International Financing SA 6.75% 2/1/21 (Reg. S)		200,000	202,312
Range Resources Corp. 4.875% 5/15/25 (b)		195,000	174,525
Rice Energy, Inc. 7.25% 5/1/23 (b)		40,000	37,000
Rose Rock Midstream LP/ Rose Rock Finance Corp. 5.625% 7/15/22		125,000	106,250
RSP Permian, Inc. 6.625% 10/1/22		75,000	74,250
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (c)		760,000	754,300
5.625% 4/15/23		225,000	218,953
5.625% 3/1/25 (b)		45,000	43,144
5.75% 5/15/24		80,000	77,200
SemGroup Corp. 7.5% 6/15/21		370,000	351,500
Sibur Securities Ltd. 3.914% 1/31/18 (b)		250,000	241,875
SM Energy Co. 5.625% 6/1/25		40,000	36,400
Summit Midstream Holdings LLC 7.5% 7/1/21		100,000	97,500
Sunoco LP / Sunoco Finance Corp. 6.375% 4/1/23 (b)		60,000	60,450
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/18 (b)		305,000	300,425
6.375% 8/1/22		60,000	58,200
Teine Energy Ltd. 6.875% 9/30/22 (b)		145,000	130,500
TerraForm Power Operating LLC:
5.875% 2/1/23 (b)		55,000	50,738
6.125% 6/15/25 (b)		25,000	22,500
Transocean, Inc.:
6% 3/15/18		130,000	121,940
6.875% 12/15/21		270,000	213,638
Transportadora de Gas del Sur SA 9.625% 5/14/20 (b)		524,847	520,911
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		40,000	40,800
Western Refining, Inc. 6.25% 4/1/21		105,000	104,475
WPX Energy, Inc.:
7.5% 8/1/20		65,000	60,775
8.25% 8/1/23		100,000	94,000
YPF SA:
8.5% 7/28/25 (b)		400,000	393,200
8.875% 12/19/18 (b)		200,000	206,500
Zhaikmunai International BV 7.125% 11/13/19 (b)		600,000	489,000

TOTAL ENERGY			12,403,833

Entertainment/Film - 0.3%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.25% 2/15/22		160,000	164,400
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (b)		170,000	175,525

TOTAL ENTERTAINMENT/FILM			339,925

Environmental - 0.3%
Clean Harbors, Inc. 5.125% 6/1/21		100,000	102,650
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		200,000	205,000

TOTAL ENVIRONMENTAL			307,650

Food & Drug Retail - 1.9%
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (b)		102,000	115,005
Rite Aid Corp.:
6.875% 12/15/28 (b)(c)		705,000	846,000
7.7% 2/15/27		711,000	901,193
Tesco Corporate Treasury Services PLC 2.5% 7/1/24 (Reg. S)	EUR	200,000	200,125
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (b)		165,000	170,775

TOTAL FOOD & DRUG RETAIL			2,233,098

Food/Beverage/Tobacco - 2.6%
Agrokor d.d. 9.875% 5/1/19 (Reg. S)	EUR	300,000	353,707
ESAL GmbH 6.25% 2/5/23 (b)		155,000	151,125
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (b)		470,000	489,975
Gruma S.A.B. de CV 4.875% 12/1/24 (b)		300,000	317,250
JBS Investments GmbH 7.25% 4/3/24 (b)		210,000	215,775
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.75% 6/15/25 (b)		65,000	62,888
Minerva Luxembourg SA 7.75% 1/31/23 (b)		600,000	592,500
Post Holdings, Inc.:
6% 12/15/22 (b)		90,000	90,450
6.75% 12/1/21 (b)		370,000	382,950
7.75% 3/15/24 (b)		65,000	69,225
8% 7/15/25 (b)		35,000	37,975
R&R Ice Cream PLC 9.25% 5/15/18 pay-in-kind (Reg. S) (c)	EUR	250,000	277,662

TOTAL FOOD/BEVERAGE/TOBACCO			3,041,482

Gaming - 1.9%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		405,000	335,138
Cirsa Funding Luxembourg SA 8.75% 5/15/18 (Reg. S)	EUR	150,000	167,009
Cleopatra Finance Ltd. 4.75% 2/15/23 (Reg. S)	EUR	200,000	212,782
Eldorado Resorts, Inc. 7% 8/1/23 (b)		10,000	10,125
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (b)		130,000	134,550
MGM Mirage, Inc. 8.625% 2/1/19		315,000	355,950
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21		305,000	292,038
Scientific Games Corp. 10% 12/1/22		245,000	216,825
Studio City Finance Ltd. 8.5% 12/1/20 (b)		200,000	202,500
Wynn Macau Ltd. 5.25% 10/15/21 (b)		300,000	274,500

TOTAL GAMING			2,201,417

Healthcare - 5.3%
Acadia Healthcare Co., Inc. 5.625% 2/15/23		45,000	45,056
Alere, Inc. 6.375% 7/1/23 (b)		35,000	36,400
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		75,000	69,938
Cerba European Lab SAS 7% 2/1/20 (Reg. S)	EUR	200,000	229,277
Concordia Healthcare Corp. 7% 4/15/23 (b)		30,000	26,100
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		40,000	41,020
DaVita HealthCare Partners, Inc. 5% 5/1/25		145,000	143,941
Endo Finance LLC 5.375% 1/15/23 (b)		20,000	19,614
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (b)		400,000	400,000
6% 2/1/25 (b)		295,000	292,788
Ephios Bondco PLC 6.25% 7/1/22	EUR	200,000	229,827
Eurofins Scientific SA 3.375% 1/30/23 (Reg. S)	EUR	200,000	217,429
FMC Finance VII SA 5.25% 2/15/21	EUR	250,000	319,077
HCA Holdings, Inc.:
5% 3/15/24		185,000	190,550
5.375% 2/1/25		165,000	169,331
5.875% 3/15/22		424,000	466,400
6.5% 2/15/20		245,000	274,094
7.5% 2/15/22		180,000	207,000
HealthSouth Corp. 5.75% 11/1/24		100,000	100,000
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375% 8/1/23 (b)		80,000	80,100
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (b)(c)		45,000	45,956
Kindred Escrow Corp. II 8.75% 1/15/23		35,000	36,488
Quintiles Transnational Corp. 4.875% 5/15/23 (b)		60,000	61,687
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		155,000	161,006
5.5% 2/1/21		120,000	125,364
Tenet Healthcare Corp.:
6.75% 6/15/23		140,000	138,950
8.125% 4/1/22		655,000	692,663
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)		195,000	169,650
5.5% 3/1/23 (b)		115,000	96,600
5.625% 12/1/21 (b)		155,000	134,463
5.875% 5/15/23 (b)		520,000	437,775
6.125% 4/15/25 (b)		205,000	172,456
6.75% 8/15/21 (b)		40,000	35,600
7.25% 7/15/22 (b)		25,000	22,250
7.5% 7/15/21 (b)		313,000	285,613
Wellcare Health Plans, Inc. 5.75% 11/15/20		100,000	104,500

TOTAL HEALTHCARE			6,278,963

Homebuilders/Real Estate - 5.4%
Agile Property Holdings Ltd. 8.875% 4/28/17 (Reg. S)		300,000	304,500
Aldesa Financial Services SA 7.25% 4/1/21 (Reg. S)	EUR	150,000	143,504
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (b)		405,000	374,625
Beazer Homes U.S.A., Inc. 7.25% 2/1/23		140,000	131,950
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (b)		85,000	85,213
CBRE Group, Inc. 5% 3/15/23		450,000	457,081
Cementos Progreso Trust 7.125% 11/6/23 (b)		200,000	207,500
CIFI Holdings Group Co. Ltd. 8.875% 1/27/19 (Reg. S)		200,000	210,744
Communications Sales & Leasing, Inc. 6% 4/15/23 (b)		40,000	38,900
Country Garden Holdings Co. Ltd. 7.25% 4/4/21 (Reg. S)		200,000	208,600
Evergrande Real Estate Group Ltd. 8.75% 10/30/18 (Reg. S)		200,000	202,260
Future Land Development Holding Ltd. 10.25% 1/31/18 (Reg. S)		100,000	106,375
Grand City Properties SA 3.75% (c)(e)	EUR	100,000	104,329
Howard Hughes Corp. 6.875% 10/1/21 (b)		225,000	234,000
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		15,000	14,963
11.5% 7/20/20 (Reg. S)		105,000	112,350
KWG Property Holding Ltd. 8.25% 8/5/19 (Reg. S)		200,000	207,250
Lodha Developers International Ltd. 12% 3/13/20 (Reg. S)		200,000	175,752
Logan Property Holdings Co. Ltd. 11.25% 6/4/19 (Reg. S)		200,000	219,005
Odebrecht Finance Ltd. 4.375% 4/25/25 (b)		200,000	120,400
Powerlong Real Estate Holding Ltd. 11.25% 1/25/18 (Reg. S)		100,000	104,750
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)		340,000	350,200
Ryland Group, Inc. 5.375% 10/1/22		55,000	56,100
Shea Homes Ltd. Partnershp/Corp.:
5.875% 4/1/23 (b)		30,000	31,388
6.125% 4/1/25 (b)		30,000	31,425
Shimao Property Holdings Ltd. 8.125% 1/22/21 (Reg. S)		200,000	214,772
SOHO China Ltd. 7.125% 11/7/22 (Reg. S)		200,000	207,000
Times Property Holdings Ltd. 12.625% 3/21/19 (Reg. S)		200,000	222,297
Trillion Chance Ltd. 8.5% 1/10/19		200,000	204,501
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23		90,000	86,400
William Lyon Homes, Inc.:
7% 8/15/22		160,000	165,800
8.5% 11/15/20		215,000	231,125
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (b)		265,000	246,450
Wuzhou International Holdings Ltd. 13.75% 9/26/18 (Reg. S)		100,000	102,536
Yanlord Land Group Ltd. 10.625% 3/29/18		200,000	210,000
Yuzhou Properties Co. 8.75% 10/4/18 (Reg. S)		200,000	210,513

TOTAL HOMEBUILDERS/REAL ESTATE			6,334,558

Hotels - 0.2%
Choice Hotels International, Inc. 5.75% 7/1/22		45,000	48,263
FelCor Lodging LP 6% 6/1/25		35,000	36,225
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21		150,000	157,001

TOTAL HOTELS			241,489

Insurance - 0.4%
Alliant Holdings Co.-Issuer, Inc. / Wayne Merger Sub, LLC 8.25% 8/1/23 (b)		170,000	168,938
Assicurazioni Generali SpA 10.125% 7/10/42 (c)	EUR	100,000	147,299
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)		140,000	139,650

TOTAL INSURANCE			455,887

Leisure - 0.1%
24 Hour Holdings III LLC 8% 6/1/22 (b)		100,000	82,000
Metals/Mining - 1.7%
Abja Investment Co. Pte Ltd. 5.95% 7/31/24 (Reg. S)		200,000	186,184
Alpha Natural Resources, Inc. 9.75% 4/15/18 (d)		210,000	7,350
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (b)		50,000	49,250
Favor Sea Ltd. 11.75% 2/4/19 (Reg. S)		100,000	82,000
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		400,000	324,000
Mongolian Mining Corp. 8.875% 3/29/17 (Reg. S)		100,000	43,400
Murray Energy Corp. 11.25% 4/15/21 (b)		280,000	74,900
Nord Gold NV 6.375% 5/7/18 (b)		200,000	204,662
Peabody Energy Corp.:
6.25% 11/15/21		135,000	17,888
10% 3/15/22 (b)		85,000	22,950
Prince Mineral Holding Corp. 11.5% 12/15/19 (b)		55,000	46,200
Samarco Mineracao SA 5.75% 10/24/23 (Reg. S)		250,000	222,425
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (b)		115,000	107,813
Southern Copper Corp. 7.5% 7/27/35		250,000	259,141
Vedanta Resources PLC 8.25% 6/7/21 (Reg. S)		200,000	160,000
Walter Energy, Inc.:
9.5% 10/15/19 (b)(d)		225,000	68,625
12% 4/1/20 pay-in-kind (b)(c)(d)		175,100	4,378
Yancoal International Resources Development Co. Ltd. 5.73% 5/16/22 (Reg. S)		200,000	173,610

TOTAL METALS/MINING			2,054,776

Paper - 0.7%
Ence Energia Y Celulosa SA 5.375% 11/1/22 (Reg. S)	EUR	300,000	333,903
Smurfit Kappa Acquisitions 3.25% 6/1/21 (Reg. S)	EUR	400,000	461,633

TOTAL PAPER			795,536

Publishing/Printing - 0.7%
Cenveo Corp. 6% 8/1/19 (b)		145,000	127,238
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (c)		285,000	312,075
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)		345,000	351,038

TOTAL PUBLISHING/PRINTING			790,351

Restaurants - 0.3%
1011778 BC ULC/New Red Finance, Inc. 4.625% 1/15/22 (b)		70,000	71,050
Landry's Acquisition Co. 9.375% 5/1/20 (b)		105,000	112,613
Landry's Holdings II, Inc. 10.25% 1/1/18 (b)		125,000	128,750

TOTAL RESTAURANTS			312,413

Services - 2.6%
APX Group, Inc.:
6.375% 12/1/19		450,000	437,625
8.75% 12/1/20		705,000	581,625
Audatex North America, Inc. 6% 6/15/21 (b)		270,000	271,893
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (b)		95,000	95,831
FTI Consulting, Inc. 6% 11/15/22		205,000	217,300
Garda World Security Corp.:
7.25% 11/15/21 (b)		160,000	146,000
7.25% 11/15/21 (b)		100,000	91,250
Hertz Corp. 6.25% 10/15/22		105,000	109,725
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (b)		220,000	158,400
Laureate Education, Inc. 9.25% 9/1/19 (b)(c)		920,000	731,400
NES Rentals Holdings, Inc. 7.875% 5/1/18 (b)		70,000	69,738
TMS International Corp. 7.625% 10/15/21 (b)		55,000	50,325
United Rentals North America, Inc.:
4.625% 7/15/23		75,000	75,328
5.5% 7/15/25		60,000	59,850

TOTAL SERVICES			3,096,290

Steel - 1.2%
Cliffs Natural Resources, Inc. 8.25% 3/31/20 (b)		90,000	80,550
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		200,000	190,500
JMC Steel Group, Inc. 8.25% 3/15/18 (b)		710,000	482,800
Metinvest BV 10.25% 1/31/16 (b)		75,000	52,515
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		270,000	235,575
11.25% 10/15/18		134,000	116,580
Steel Capital SA 5.9% 10/17/22 (Reg. S)		200,000	194,762
ThyssenKrupp Finance Nederland BV 8.5% 2/25/16	EUR	100,000	112,625

TOTAL STEEL			1,465,907

Super Retail - 0.8%
InRetail Shopping Malls 6.5% 7/9/21 (b)		200,000	204,500
JC Penney Corp., Inc.:
5.65% 6/1/20		260,000	237,900
5.75% 2/15/18		80,000	77,800
7.4% 4/1/37		85,000	64,600
L Brands, Inc. 6.875% 11/1/35 (b)		90,000	93,488
MPM Global Pte Ltd. 6.75% 9/19/19 (Reg. S)		100,000	94,985
Sonic Automotive, Inc.:
5% 5/15/23		40,000	38,900
7% 7/15/22		105,000	111,825

TOTAL SUPER RETAIL			923,998

Technology - 2.7%
Activision Blizzard, Inc. 6.125% 9/15/23 (b)		260,000	283,075
ADT Corp. 6.25% 10/15/21		235,000	253,800
BCP Singapore VI Cayman Financing Co. Ltd. 8% 4/15/21 (b)		200,000	176,200
Blue Coat Systems, Inc. 8.375% 6/1/23 (b)		340,000	351,900
BMC Software Finance, Inc. 8.125% 7/15/21 (b)		285,000	220,519
BMC Software, Inc. 7.25% 6/1/18		15,000	13,200
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (b)(c)		330,000	235,950
Brocade Communications Systems, Inc. 4.625% 1/15/23		135,000	131,625
CDW LLC/CDW Finance Corp. 6% 8/15/22		255,000	273,676
Emdeon, Inc. 6% 2/15/21 (b)		70,000	68,688
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		125,000	125,313
Entegris, Inc. 6% 4/1/22 (b)		70,000	72,100
First Data Corp. 11.25% 1/15/21		348,000	385,045
Global Cash Access, Inc. 10% 1/15/22 (b)		35,000	31,850
Lucent Technologies, Inc. 6.45% 3/15/29		425,000	448,906
Sensata Technologies BV 4.875% 10/15/23 (b)		120,000	117,450

TOTAL TECHNOLOGY			3,189,297

Telecommunications - 11.7%
Alcatel-Lucent U.S.A., Inc. 6.75% 11/15/20 (b)		92,000	97,750
Altice Financing SA 6.625% 2/15/23 (b)		200,000	200,500
Altice Finco SA 8.125% 1/15/24 (b)		200,000	199,000
Altice SA:
7.625% 2/15/25 (b)		400,000	367,800
7.75% 5/15/22 (b)		485,000	466,813
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		400,000	412,000
8.625% 5/6/19 (Reg. S)		200,000	206,000
Broadview Networks Holdings, Inc. 10.5% 11/15/17		187,500	172,266
Cellnex Telecom Sau 3.125% 7/27/22 (Reg. S)	EUR	200,000	214,982
Columbus International, Inc. 7.375% 3/30/21 (b)		325,000	338,000
Digicel Group Ltd.:
6% 4/15/21 (Reg. S)		200,000	180,000
8.25% 9/30/20 (b)		675,000	597,375
DigitalGlobe, Inc. 5.25% 2/1/21 (b)		130,000	116,945
FairPoint Communications, Inc. 8.75% 8/15/19 (b)		245,000	252,350
Frontier Communications Corp.:
8.875% 9/15/20 (b)		40,000	41,525
10.5% 9/15/22 (b)		70,000	72,625
GCI, Inc. 6.875% 4/15/25		85,000	87,550
GCX Ltd. 7% 8/1/19 (Reg. S)		200,000	194,932
Globo Comunicacao e Participacoes SA 4.875% 4/11/22 (Reg. S)		250,000	248,750
Intelsat Jackson Holdings SA:
5.5% 8/1/23		165,000	136,022
6.625% 12/15/22 (Reg. S)		345,000	272,550
Intelsat Luxembourg SA 8.125% 6/1/23		285,000	168,863
Millicom International Cellular SA 6.625% 10/15/21 (b)		200,000	182,000
MTS International Funding Ltd.:
5% 5/30/23 (b)		350,000	323,313
8.625% 6/22/20 (b)		300,000	332,629
Neptune Finco Corp.:
6.625% 10/15/25 (b)		200,000	210,500
10.125% 1/15/23 (b)		350,000	370,125
10.875% 10/15/25 (b)		400,000	427,000
Numericable Group SA 6% 5/15/22 (b)		405,000	406,013
Play Topco SA 7.75% 2/28/20 (Reg. S) (c)	EUR	200,000	225,428
Sable International Finance Ltd. 6.875% 8/1/22 (b)		600,000	610,500
SBA Communications Corp. 4.875% 7/15/22		305,000	311,847
Sprint Capital Corp.:
6.875% 11/15/28		205,000	170,150
6.9% 5/1/19		615,000	590,400
8.75% 3/15/32		175,000	157,500
Sprint Corp.:
7.125% 6/15/24		370,000	324,906
7.875% 9/15/23		545,000	504,125
T-Mobile U.S.A., Inc.:
6.25% 4/1/21		180,000	185,832
6.625% 4/1/23		325,000	332,007
6.731% 4/28/22		205,000	211,663
6.836% 4/28/23		285,000	294,263
TBG Global Pte. Ltd.:
4.625% 4/3/18 (b)		200,000	199,000
5.25% 2/10/22 (Reg. S)		200,000	191,503
Telecom Italia SpA 4.875% 9/25/20 (Reg. S)	EUR	500,000	622,623
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		400,000	362,000
Telenet Finance Luxembourg S.C.A. 6.25% 8/15/22 (Reg. S)	EUR	100,000	118,350
UPCB Finance IV Ltd. 4% 1/15/27 (Reg. S)	EUR	200,000	206,624
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (b)		300,000	318,967
Wind Acquisition Finance SA:
4% 7/15/20 (Reg S.)	EUR	350,000	390,170
4.75% 7/15/20 (b)		270,000	274,725

TOTAL TELECOMMUNICATIONS			13,898,761

Textiles/Apparel - 0.3%
Golden Legacy Pte Ltd. 9% 4/24/19 (Reg. S)		200,000	191,250
Novalis Sas 3% 4/30/22 (Reg. S)	EUR	200,000	212,804

TOTAL TEXTILES/APPAREL			404,054

Transportation Ex Air/Rail - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		155,000	148,413
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19		58,000	62,930
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		155,000	98,425

TOTAL TRANSPORTATION EX AIR/RAIL			309,768

Utilities - 6.8%
Calpine Corp. 7.875% 1/15/23 (b)		206,000	221,193
Dynegy, Inc.:
6.75% 11/1/19		125,000	124,688
7.375% 11/1/22		125,000	125,313
7.625% 11/1/24		165,000	165,413
Enel SpA 5% 1/15/75 (c)	EUR	200,000	230,970
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (d)		63,474	67,124
12.25% 3/1/22 (b)(d)		1,154,435	1,236,689
GenOn Energy, Inc. 9.875% 10/15/20		385,000	319,069
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		60,000	55,200
7% 6/15/23		85,000	79,900
InterGen NV 7% 6/30/23 (b)		610,000	526,125
Listrindo Capital BV 6.95% 2/21/19 (b)		200,000	208,120
Majapahit Holding BV 7.875% 6/29/37 (Reg. S)		200,000	224,250
NRG Energy, Inc. 6.625% 3/15/23		445,000	413,850
NSG Holdings II, LLC 7.75% 12/15/25 (b)		351,483	388,388
Petrobras International Finance Co. Ltd. 5.375% 1/27/21		200,000	162,750
PPL Energy Supply LLC 6.5% 6/1/25 (b)		65,000	57,688
RJS Power Holdings LLC 5.125% 7/15/19 (b)		410,000	375,068
Techem GmbH 6.125% 10/1/19 (Reg. S)	EUR	300,000	345,779
TXU Corp.:
5.55% 11/15/14 (d)		1,361,000	1,333,780
6.5% 11/15/24 (d)		475,000	465,500
6.55% 11/15/34 (d)		1,000,000	980,000

TOTAL UTILITIES			8,106,857

TOTAL NONCONVERTIBLE BONDS
(Cost $102,771,643)			98,450,606

Government Obligations - 0.5%
Germany - 0.5%
German Federal Republic 0% 12/11/15 (Cost $634,222)	EUR	575,000	632,448
		Shares	Value

Common Stocks - 1.6%
Automotive & Auto Parts - 0.4%
Chassix Holdings, Inc.		3,510	81,011
General Motors Co.		5,768	201,361
Trinseo SA (f)		4,200	136,290

TOTAL AUTOMOTIVE & AUTO PARTS			418,662

Broadcasting - 0.0%
Cumulus Media, Inc. Class A (f)		83,000	38,105
Chemicals - 0.2%
LyondellBasell Industries NV Class A		2,500	232,275
Westlake Chemical Partners LP		100	1,807

TOTAL CHEMICALS			234,082

Energy - 0.1%
The Williams Companies, Inc.		1,900	74,936
Healthcare - 0.2%
HCA Holdings, Inc. (f)		3,300	227,007
Legend Acquisition, Inc. (f)		2,128	31,920
Legend Acquisition, Inc.:
Class A warrants (f)		2,195	0
Class B warrants (f)		2,894	0

TOTAL HEALTHCARE			258,927

Homebuilders/Real Estate - 0.0%
Realogy Holdings Corp. (f)		1,300	50,830
Hotels - 0.3%
Extended Stay America, Inc. unit		15,000	288,000
Services - 0.3%
ARAMARK Holdings Corp.		7,900	239,765
United Rentals, Inc. (f)		1,800	134,748
WP Rocket Holdings, Inc. (f)(g)		356,213	21,373

TOTAL SERVICES			395,886

Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (f)		12,187	18,281
Utilities - 0.1%
NRG Yield, Inc. Class C		7,000	101,080
TOTAL COMMON STOCKS
(Cost $2,667,632)			1,878,789

Preferred Stocks - 0.6%
Convertible Preferred Stocks - 0.3%
Healthcare - 0.2%
Allergan PLC 5.50%		200	209,326
Homebuilders/Real Estate - 0.1%
American Tower Corp. 5.50%		1,100	114,950

TOTAL CONVERTIBLE PREFERRED STOCKS			324,276

Nonconvertible Preferred Stocks - 0.3%
Banks & Thrifts - 0.3%
Ally Financial, Inc. 7.00% (b)		355	361,800
TOTAL PREFERRED STOCKS
(Cost $636,284)			686,076
		Principal Amount(a)	Value

Bank Loan Obligations - 1.9%
Automotive & Auto Parts - 0.1%
Chassix, Inc. term loan 12% 7/29/19		44,996	45,446
Cable/Satellite TV - 0.3%
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.5% 1/7/22 (c)		20,000	19,430
Tranche 2LN, term loan 7.75% 7/7/23 (c)		85,000	81,175
Numericable LLC Tranche B 6LN, term loan 1/22/23 (h)		295,000	291,513

TOTAL CABLE/SATELLITE TV			392,118

Diversified Media - 0.4%
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (c)		435,356	433,180
Energy - 0.2%
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (c)		59,797	58,601
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (c)		158,794	102,621
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (c)		48,875	26,311
Panda Sherman Power, LLC term loan 9% 9/14/18 (c)		64,370	57,933
Targa Resources Corp. term loan 5.75% 2/27/22 (c)		27,907	27,802

TOTAL ENERGY			273,268

Healthcare - 0.2%
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (c)		130,000	130,975
Tranche B 1LN, term loan 4.5% 4/23/21 (c)		103,688	103,267
U.S. Renal Care, Inc. Tranche 2LN, term loan 8.5% 1/3/20 (c)		20,000	20,175

TOTAL HEALTHCARE			254,417

Homebuilders/Real Estate - 0.1%
DTZ U.S. Borrower LLC Tranche 2LN, term loan 9.25% 11/4/22 (c)		55,000	54,588
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (c)		62,581	61,955

TOTAL HOMEBUILDERS/REAL ESTATE			116,543

Metals/Mining - 0.0%
Ameriforge Group, Inc. Tranche B 2LN, term loan 8.75% 12/19/20 (c)		20,000	11,133
Services - 0.2%
KC Mergersub, Inc. Tranche 1LN, term loan 6% 8/13/22 (c)		195,000	191,344
Technology - 0.4%
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (c)		310,000	313,230
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (c)		108,350	104,648
Tranche 2LN, term loan 8% 4/9/22 (c)		95,000	91,200

TOTAL TECHNOLOGY			509,078

Telecommunications - 0.0%
LTS Buyer LLC Tranche 2LN, term loan 8% 4/12/21 (c)		6,325	6,146
TOTAL BANK LOAN OBLIGATIONS
(Cost $2,302,064)			2,232,673

Preferred Securities - 6.4%
Banks & Thrifts - 3.6%
Banco Do Brasil SA 9% (b)(c)(e)		250,000	180,861
Bank of America Corp.:
5.2% (c)(e)		345,000	333,848
6.1% (c)(e)		105,000	106,973
Bank of East Asia Ltd. 8.5% (c)(e)		100,000	118,156
Barclays Bank PLC 7.625% 11/21/22		455,000	535,013
Barclays PLC 8% (c)(e)	EUR	200,000	242,000
Chong Hing Bank Ltd. 6.5% (c)(e)		200,000	207,378
Credit Agricole SA:
6.5%(Reg S.) (c)(e)	EUR	200,000	223,118
6.625% (b)(c)(e)		315,000	312,511
ICICI Bank Ltd. 7.25% (Reg S.) (c)(e)		200,000	203,080
Intesa Sanpaolo SpA 8.047% (c)(e)	EUR	250,000	314,237
JPMorgan Chase & Co. 5.15% (c)(e)		415,000	410,124
Royal Bank of Scotland Group PLC:
7.0916% (c)(e)	EUR	50,000	58,044
7.5% (c)(e)		200,000	208,319
8% (c)(e)		450,000	473,415
UniCredit International Bank Luxembourg SA 8.125% (c)(e)	EUR	200,000	256,395
Wells Fargo & Co. 5.875% (c)(e)		70,000	75,601

TOTAL BANKS & THRIFTS			4,259,073

Consumer Products - 0.4%
Cosan Overseas Ltd. 8.25% (e)		600,000	512,837
Diversified Financial Services - 1.6%
Baggot Securities Ltd. 10.24% (Reg. S) (e)	EUR	100,000	118,870
Citigroup, Inc. 5.35% (c)(e)		1,480,000	1,444,428
Hutchison Whampoa Europe Finance, Ltd. 3.75% (Reg. S) (c)(e)	EUR	250,000	281,230

TOTAL DIVERSIFIED FINANCIAL SERVICES			1,844,528

Energy - 0.1%
Gas Natural Fenosa Finance BV 4.125% (c)(e)	EUR	100,000	107,726
Insurance - 0.1%
Groupama SA 6.298% (c)(e)	EUR	100,000	111,588
Telecommunications - 0.6%
Koninklijke KPN NV 6.125% (Reg S.) (c)(e)	EUR	200,000	233,577
Telefonica Europe BV:
5% (Reg. S) (c)(e)	EUR	300,000	345,818
6.5% (c)(e)	EUR	100,000	115,463

TOTAL TELECOMMUNICATIONS			694,858

TOTAL PREFERRED SECURITIES
(Cost $7,746,200)			7,530,610
		Shares	Value

Money Market Funds - 5.6%
Fidelity Cash Central Fund, 0.18% (i)
(Cost $6,697,990)		6,697,990	6,697,990
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $123,456,035)			118,109,192
NET OTHER ASSETS (LIABILITIES) - 0.2%			187,214
NET ASSETS - 100%			$118,296,406

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,364,315 or 35.0% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Non-income producing

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,373 or 0.0% of net assets.

 (h) The coupon rate will be determined upon settlement of the loan after period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$184,731

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,051

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$848,242	$767,231	$--	$81,011
Energy	74,936	74,936	--	--
Financials	527,580	165,780	361,800	--
Health Care	468,253	436,333	--	31,920
Industrials	156,121	134,748	--	21,373
Materials	370,372	370,372	--	--
Telecommunication Services	18,281	18,281	--	--
Utilities	101,080	101,080	--	--
Corporate Bonds	98,450,606	--	98,450,606	--
Government Obligations	632,448	--	632,448	--
Bank Loan Obligations	2,232,673	--	1,994,297	238,376
Preferred Securities	7,530,610	--	7,530,610	--
Money Market Funds	6,697,990	6,697,990	--	--
Total Investments in Securities:	$118,109,192	$8,766,751	$108,969,761	$372,680

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	53.9%
Luxembourg	6.6%
Cayman Islands	4.9%
Netherlands	4.5%
United Kingdom	4.1%
Ireland	2.5%
Canada	2.4%
Argentina	1.7%
France	1.7%
Bermuda	1.5%
Mexico	1.5%
Germany	1.4%
Singapore	1.4%
Italy	1.3%
Brazil	1.1%
British Virgin Islands	1.1%
Others (Individually Less Than 1%)	8.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2015 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $116,758,045)	$111,411,202
Fidelity Central Funds (cost $6,697,990)	6,697,990
Total Investments (cost $123,456,035)		$118,109,192
Cash		20,071
Foreign currency held at value (cost $2,261)		2,261
Receivable for investments sold		324,130
Receivable for fund shares sold		83,520
Dividends receivable		12,735
Interest receivable		1,824,075
Distributions receivable from Fidelity Central Funds		1,129
Prepaid expenses		386
Receivable from investment adviser for expense reductions		10,271
Other receivables		146
Total assets		120,387,916
Liabilities
Payable for investments purchased	$1,686,908
Payable for fund shares redeemed	172,033
Distributions payable	86,123
Accrued management fee	69,829
Distribution and service plan fees payable	4,781
Other affiliated payables	29,529
Other payables and accrued expenses	42,307
Total liabilities		2,091,510
Net Assets		$118,296,406
Net Assets consist of:
Paid in capital		$124,822,583
Undistributed net investment income		675,088
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,850,500)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(5,350,765)
Net Assets		$118,296,406
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($6,400,437 ÷ 702,809 shares)		$9.11
Maximum offering price per share (100/96.00 of $9.11)		$9.49
Class T:
Net Asset Value and redemption price per share ($1,647,617 ÷ 180,934 shares)		$9.11
Maximum offering price per share (100/96.00 of $9.11)		$9.49
Class C:
Net Asset Value and offering price per share ($3,777,472 ÷ 414,824 shares)(a)		$9.11
Global High Income:
Net Asset Value, offering price and redemption price per share ($103,605,788 ÷ 11,376,412 shares)		$9.11
Class I:
Net Asset Value, offering price and redemption price per share ($2,865,092 ÷ 314,592 shares)		$9.11

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2015 (Unaudited)
Investment Income
Dividends		$288,296
Interest		3,763,484
Income from Fidelity Central Funds		5,051
Total income		4,056,831
Expenses
Management fee	$458,830
Transfer agent fees	158,462
Distribution and service plan fees	29,177
Accounting fees and expenses	33,455
Custodian fees and expenses	7,141
Independent trustees' compensation	302
Registration fees	27,556
Audit	34,624
Legal	21,464
Miscellaneous	750
Total expenses before reductions	771,761
Expense reductions	(93,275)	678,486
Net investment income (loss)		3,378,345
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,702,322)
Foreign currency transactions	18,251
Total net realized gain (loss)		(1,684,071)
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,242,069)
Assets and liabilities in foreign currencies	(819)
Total change in net unrealized appreciation (depreciation)		(5,242,888)
Net gain (loss)		(6,926,959)
Net increase (decrease) in net assets resulting from operations		$(3,548,614)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,378,345	$11,481,444
Net realized gain (loss)	(1,684,071)	6,077,307
Change in net unrealized appreciation (depreciation)	(5,242,888)	(13,384,500)
Net increase (decrease) in net assets resulting from operations	(3,548,614)	4,174,251
Distributions to shareholders from net investment income	(3,467,983)	(11,482,978)
Distributions to shareholders from net realized gain	–	(6,017,381)
Total distributions	(3,467,983)	(17,500,359)
Share transactions - net increase (decrease)	(9,495,762)	(214,818,457)
Redemption fees	24,335	65,173
Total increase (decrease) in net assets	(16,488,024)	(228,079,392)
Net Assets
Beginning of period	134,784,430	362,863,822
End of period (including undistributed net investment income of $675,088 and undistributed net investment income of $764,726, respectively)	$118,296,406	$134,784,430

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global High Income Fund Class A

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$9.60	$10.21	$10.46	$9.74	$10.00
Income from Investment Operations
Net investment income (loss)B	.234	.476	.506	.526	.476
Net realized and unrealized gain (loss)	(.485)	(.293)C	(.036)	.714	(.317)
Total from investment operations	(.251)	.183	.470	1.240	.159
Distributions from net investment income	(.241)	(.486)	(.483)	(.477)	(.423)
Distributions from net realized gain	–	(.310)	(.239)	(.046)	–
Total distributions	(.241)	(.796)	(.722)	(.523)	(.423)
Redemption fees added to paid in capitalB	.002	.003	.002	.003	.004
Net asset value, end of period	$9.11	$9.60	$10.21	$10.46	$9.74
Total ReturnD,E,F	(2.61)%	1.97%C	4.86%	13.13%	1.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.32%I	1.28%	1.23%	1.24%	1.38%I
Expenses net of fee waivers, if any	1.25%I	1.25%	1.23%	1.24%	1.25%I
Expenses net of all reductions	1.25%I	1.25%	1.23%	1.24%	1.25%I
Net investment income (loss)	5.00%I	4.82%	5.03%	5.25%	5.15%I
Supplemental Data
Net assets, end of period (000 omitted)	$6,400	$7,036	$8,000	$6,419	$10,102
Portfolio turnover rateJ	45%I	44%	72%	55%	36%K

 A For the period May 11, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.93%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global High Income Fund Class T

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$9.60	$10.21	$10.46	$9.74	$10.00
Income from Investment Operations
Net investment income (loss)B	.234	.474	.504	.523	.477
Net realized and unrealized gain (loss)	(.485)	(.291)C	(.036)	.712	(.318)
Total from investment operations	(.251)	.183	.468	1.235	.159
Distributions from net investment income	(.241)	(.486)	(.481)	(.472)	(.423)
Distributions from net realized gain	–	(.310)	(.239)	(.046)	–
Total distributions	(.241)	(.796)	(.720)	(.518)	(.423)
Redemption fees added to paid in capitalB	.002	.003	.002	.003	.004
Net asset value, end of period	$9.11	$9.60	$10.21	$10.46	$9.74
Total ReturnD,E,F	(2.61)%	1.98%C	4.84%	13.08%	1.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.42%I	1.40%	1.35%	1.25%	1.39%I
Expenses net of fee waivers, if any	1.25%I	1.25%	1.25%	1.25%	1.25%I
Expenses net of all reductions	1.25%I	1.25%	1.25%	1.25%	1.25%I
Net investment income (loss)	5.00%I	4.82%	5.01%	5.24%	5.15%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,648	$1,745	$1,595	$1,349	$9,362
Portfolio turnover rateJ	45%I	44%	72%	55%	36%K

 A For the period May 11, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.94%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global High Income Fund Class C

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$9.60	$10.21	$10.46	$9.74	$10.00
Income from Investment Operations
Net investment income (loss)B	.199	.401	.428	.448	.407
Net realized and unrealized gain (loss)	(.485)	(.292)C	(.035)	.712	(.317)
Total from investment operations	(.286)	.109	.393	1.160	.090
Distributions from net investment income	(.206)	(.412)	(.406)	(.397)	(.354)
Distributions from net realized gain	–	(.310)	(.239)	(.046)	–
Total distributions	(.206)	(.722)	(.645)	(.443)	(.354)
Redemption fees added to paid in capitalB	.002	.003	.002	.003	.004
Net asset value, end of period	$9.11	$9.60	$10.21	$10.46	$9.74
Total ReturnD,E,F	(2.97)%	1.22%C	4.05%	12.23%	1.07%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.14%I	2.12%	2.05%	2.01%	2.15%I
Expenses net of fee waivers, if any	2.00%I	2.00%	2.00%	2.00%	2.00%I
Expenses net of all reductions	2.00%I	2.00%	2.00%	2.00%	2.00%I
Net investment income (loss)	4.24%I	4.07%	4.26%	4.49%	4.40%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,777	$3,811	$3,720	$2,941	$9,878
Portfolio turnover rateJ	45%I	44%	72%	55%	36%K

 A For the period May 11, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.18%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global High Income Fund

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$9.60	$10.21	$10.47	$9.74	$10.00
Income from Investment Operations
Net investment income (loss)B	.246	.508	.534	.555	.495
Net realized and unrealized gain (loss)	(.485)	(.301)C	(.046)	.724	(.312)
Total from investment operations	(.239)	.207	.488	1.279	.183
Distributions from net investment income	(.253)	(.510)	(.511)	(.506)	(.447)
Distributions from net realized gain	–	(.310)	(.239)	(.046)	–
Total distributions	(.253)	(.820)	(.750)	(.552)	(.447)
Redemption fees added to paid in capitalB	.002	.003	.002	.003	.004
Net asset value, end of period	$9.11	$9.60	$10.21	$10.47	$9.74
Total ReturnD,E	(2.48)%	2.23%C	5.05%	13.56%	2.06%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.15%H	1.05%	.95%	.96%	1.07%H
Expenses net of fee waivers, if any	1.00%H	1.00%	.95%	.96%	1.00%H
Expenses net of all reductions	1.00%H	1.00%	.95%	.96%	1.00%H
Net investment income (loss)	5.25%H	5.07%	5.30%	5.53%	5.39%H
Supplemental Data
Net assets, end of period (000 omitted)	$103,606	$119,712	$344,206	$345,210	$197,480
Portfolio turnover rateI	45%H	44%	72%	55%	36%J

 A For the period May 11, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 2.19%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global High Income Fund Class I

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$9.60	$10.21	$10.47	$9.74	$10.00
Income from Investment Operations
Net investment income (loss)B	.245	.501	.532	.549	.499
Net realized and unrealized gain (loss)	(.484)	(.293)C	(.046)	.728	(.317)
Total from investment operations	(.239)	.208	.486	1.277	.182
Distributions from net investment income	(.253)	(.511)	(.509)	(.504)	(.446)
Distributions from net realized gain	–	(.310)	(.239)	(.046)	–
Total distributions	(.253)	(.821)	(.748)	(.550)	(.446)
Redemption fees added to paid in capitalB	.002	.003	.002	.003	.004
Net asset value, end of period	$9.11	$9.60	$10.21	$10.47	$9.74
Total ReturnD,E	(2.48)%	2.23%C	5.03%	13.54%	2.05%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.04%H	1.02%	.97%	.98%	1.13%H
Expenses net of fee waivers, if any	1.00%H	1.00%	.97%	.98%	1.00%H
Expenses net of all reductions	1.00%H	1.00%	.97%	.98%	1.00%H
Net investment income (loss)	5.24%H	5.07%	5.28%	5.51%	5.40%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,865	$2,481	$5,344	$6,049	$11,617
Portfolio turnover rateI	45%H	44%	72%	55%	36%J

 A For the period May 11, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 2.19%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2015

1. Organization.

Fidelity Global High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global High Income Fund and Class I (formerly Institutional Class) shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, defaulted bonds, market discount, partnerships, contingent interest, equity-debt classifications and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$3,946,287
Gross unrealized depreciation	(8,910,750)
Net unrealized appreciation (depreciation) on securities	$(4,964,463)
Tax cost	$123,073,655

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $26,972,165 and $35,781,413, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$8,481	$34
Class T	-%	.25%	2,039	–
Class C	.75%	.25%	18,657	3,789
			$29,177	$3,823

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$636
Class T	207
Class C(a)	253
$1,096

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$6,042.18
Class T	2,216.27
Class C	4,700.25
Global High Income	143,537.25
Class I	1,967.14
	$ 158,462

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $5,338.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $86 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$2,595
Class T	1.25%	1,380
Class C	2.00%	2,695
Global High Income	1.00%	85,474
Class I	1.00%	504
		$ 92,648

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $321 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $306.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2015	Year ended April 30, 2015
From net investment income
Class A	$175,390	$382,865
Class T	42,174	86,534
Class C	82,462	159,110
Global High Income	3,091,306	10,588,584
Class I	76,651	265,885
Total	$3,467,983	$11,482,978
From net realized gain
Class A	$–	$238,361
Class T	–	55,292
Class C	–	121,832
Global High Income	–	5,435,168
Class I	–	166,728
Total	$–	$6,017,381

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2015	Year ended April 30, 2015	Six months ended October 31, 2015	Year ended April 30, 2015
Class A
Shares sold	75,936	227,721	$710,254	$2,258,691
Reinvestment of distributions	17,260	58,909	159,862	574,423
Shares redeemed	(123,408)	(336,927)	(1,144,492)	(3,279,236)
Net increase (decrease)	(30,212)	(50,297)	$(274,376)	$(446,122)
Class T
Shares sold	20,079	47,348	$185,075	$472,731
Reinvestment of distributions	4,317	14,288	39,988	139,009
Shares redeemed	(25,305)	(35,971)	(237,100)	(350,040)
Net increase (decrease)	(909)	25,665	$(12,037)	$261,700
Class C
Shares sold	62,862	139,066	$583,228	$1,366,184
Reinvestment of distributions	7,740	26,268	71,672	255,392
Shares redeemed	(52,831)	(132,516)	(495,755)	(1,286,071)
Net increase (decrease)	17,771	32,818	$159,145	$335,505
Global High Income
Shares sold	1,745,946	6,146,670	$16,390,233	$61,517,084
Reinvestment of distributions	288,236	1,436,237	2,672,414	14,171,953
Shares redeemed	(3,129,373)	(28,813,511)	(28,966,116)	(288,132,969)
Net increase (decrease)	(1,095,191)	(21,230,604)	$(9,903,469)	$(212,443,932)
Class I
Shares sold	76,162	75,270	$718,875	$743,754
Reinvestment of distributions	2,767	6,967	25,553	67,942
Shares redeemed	(22,774)	(346,993)	(209,453)	(3,337,304)
Net increase (decrease)	56,155	(264,756)	$534,975	$(2,525,608)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 16% of the total outstanding shares of the Fund.

11. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2015 to October 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period-B May 1, 2015 to October 31, 2015
Class A	1.25%
Actual		$1,000.00	$973.90	$6.20
Hypothetical-C		$1,000.00	$1,018.85	$6.34
Class T	1.25%
Actual		$1,000.00	$973.90	$6.20
Hypothetical-C		$1,000.00	$1,018.85	$6.34
Class C	2.00%
Actual		$1,000.00	$970.30	$9.91
Hypothetical-C		$1,000.00	$1,015.08	$10.13
Global High Income	1.00%
Actual		$1,000.00	$975.20	$4.96
Hypothetical-C		$1,000.00	$1,020.11	$5.08
Class I	1.00%
Actual		$1,000.00	$975.20	$4.96
Hypothetical-C		$1,000.00	$1,020.11	$5.08

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in June 2013.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one- and three-year periods, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Global High Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Global High Income Fund

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for 2014. The Board considered that the fund invests a greater portion of its assets internationally than other funds in its Total Mapped Group, which consists primarily of domestic high income funds, and, as such, competitive rankings are less meaningful.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked above its competitive median for 2014. The Board considered that, in general, various factors can affect total expense ratios. All classes are above the median due to the fund's higher than standard management fee, which reflects the fund's specialized investment strategy as discussed above. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although in all cases above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders;(viii) Fidelity's group fee structures, including the group fee schedule of breakpoints;(ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

AGHI-SANN-1215
1.926292.104

Fidelity Advisor® Global High Income Fund - Class I (formerly Institutional Class) Semi-Annual Report October 31, 2015 Class I is a class of Fidelity® Global High Income Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2015

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
TXU Corp.	2.3	2.2
Rite Aid Corp.	1.5	1.2
GMAC LLC	1.4	1.1
HCA Holdings, Inc.	1.3	0.9
Royal Bank of Scotland Group PLC	1.3	0.7
	7.8

Top Five Countries as of October 31, 2015

(excluding short-term investments and net other assets)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	48.1	46.4
Luxembourg	6.6	4.9
Cayman Islands	4.9	6.9
Netherlands	4.5	3.6
United Kingdom	4.1	4.0

Top Five Market Sectors as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	12.3	10.1
Energy	10.9	11.8
Banks & Thrifts	10.4	11.8
Utilities	6.9	6.2
Diversified Financial Services	6.6	6.5

Quality Diversification (% of fund's net assets)

As of October 31, 2015
AAA,AA,A	0.5%
BBB	4.2%
BB	37.5%
B	29.2%
CCC,CC,C	15.4%
Not Rated	5.2%
Equities	2.2%
Short-Term Investments and Net Other Assets	5.8%

As of April 30, 2015
BBB	4.0%
BB	33.3%
B	35.5%
CCC,CC,C	14.2%
Not Rated	4.9%
Equities	2.1%
Short-Term Investments and Net Other Assets	6.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2015*
Corporate Bonds	83.2%
Government Obligations	0.5%
Stocks	2.2%
Preferred Securities	6.4%
Bank Loan Obligations	1.9%
Short-Term Investments and Net Other Assets (Liabilities)	5.8%

 * Foreign investments - 46.1%

As of April 30, 2015*
Corporate Bonds	83.8%
Stocks	2.1%
Preferred Securities	5.7%
Bank Loan Obligations	2.4%
Short-Term Investments and Net Other Assets (Liabilities)	6.0%

 * Foreign investments - 47.6%

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 83.2%
		Principal Amount(a)	Value
Aerospace - 0.6%
Finmeccanica Finance SA 5.25% 1/21/22	EUR	$300,000	$372,128
TransDigm, Inc.:
6.5% 7/15/24		225,000	228,938
6.5% 5/15/25 (b)		135,000	137,194

TOTAL AEROSPACE			738,260

Air Transportation - 0.7%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (Reg. S)		294,000	303,526
Air Canada 7.75% 4/15/21 (b)		140,000	146,125
Continental Airlines, Inc. 6.125% 4/29/18		55,000	56,672
United Continental Holdings, Inc. 6.375% 6/1/18		45,000	47,588
XPO Logistics, Inc. 5.75% 6/15/21 (Reg. S)	EUR	300,000	298,162

TOTAL AIR TRANSPORTATION			852,073

Automotive - 0.8%
Fiat Industrial Finance Europe SA 6.25% 3/9/18	EUR	200,000	235,259
Samvardhana Motherson Automotive Systems Group BV 4.125% 7/15/21 (Reg. S)	EUR	200,000	212,846
Schaeffler Finance BV 3.5% 5/15/22 (Reg. S)	EUR	200,000	224,054
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		300,000	306,750

TOTAL AUTOMOTIVE			978,909

Automotive & Auto Parts - 0.6%
American Tire Distributors, Inc. 10.25% 3/1/22 (b)		140,000	141,400
Fiat Finance & Trade Ltd. SA 7.375% 7/9/18	EUR	450,000	556,079
Schaeffler Holding Finance BV 6.75% 11/15/22 pay-in-kind (b)(c)		45,000	49,219

TOTAL AUTOMOTIVE & AUTO PARTS			746,698

Banks & Thrifts - 6.5%
Banco Popolare Societa Cooperativa 2.75% 7/27/20 (Reg. S)	EUR	200,000	223,434
Bank of Baroda (London) 6.625% 5/25/22 (c)		100,000	103,562
Bank of Ceylon 5.325% 4/16/18 (Reg. S)		200,000	198,750
Bank of Ireland 10% 12/19/22	EUR	200,000	292,238
BBVA Bancomer SA 7.25% 4/22/20 (b)		200,000	222,016
BBVA Paraguay SA 9.75% 2/11/16 (b)		400,000	406,514
Finansbank A/S 6.25% 4/30/19 (b)		200,000	208,824
General Motors Acceptance Corp. 8% 11/1/31		257,000	314,183
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (b)		650,000	671,827
GMAC LLC:
8% 12/31/18		225,000	253,125
8% 11/1/31		1,195,000	1,448,901
GTB Finance BV 6% 11/8/18 (b)		400,000	377,000
HBOS PLC 4.5% 3/18/30 (c)	EUR	300,000	368,638
HSBK BV 7.25% 5/3/17 (b)		200,000	204,063
ICICI Bank Ltd. 6.375% 4/30/22 (Reg. S) (c)		100,000	102,620
Itau Unibanco Holding SA 6.2% 12/21/21 (b)		350,000	353,500
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (b)		400,000	408,400
Royal Bank of Scotland Group PLC:
3.625% 3/25/24 (Reg. S) (c)	EUR	200,000	225,849
5.125% 5/28/24		317,000	325,142
6% 12/19/23		210,000	228,059
Turkiye Garanti Bankasi A/S 4.75% 10/17/19 (b)		200,000	201,490
Turkiye Halk Bankasi A/S 3.875% 2/5/20 (b)		200,000	191,250
UT2 Funding PLC 5.321% 6/30/16 (d)	EUR	50,000	55,582
Zenith Bank PLC 6.25% 4/22/19 (b)		400,000	366,800

TOTAL BANKS & THRIFTS			7,751,767

Broadcasting - 0.6%
AMC Networks, Inc.:
4.75% 12/15/22		100,000	100,375
7.75% 7/15/21		5,000	5,363
Clear Channel Communications, Inc. 5.5% 12/15/16		190,000	172,900
Ottawa Holdings Pte Ltd. 5.875% 5/16/18 (Reg. S)		200,000	100,000
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		350,000	312,954

TOTAL BROADCASTING			691,592

Building Materials - 2.1%
Alam Synergy Pte. Ltd. 9% 1/29/19 (Reg. S)		200,000	192,000
CEMEX Finance LLC:
5.25% 4/1/21 (Reg. S)	EUR	100,000	110,130
6% 4/1/24 (Reg. S)		250,000	238,750
Elementia S.A.B. de CV 5.5% 1/15/25 (b)		400,000	391,000
HeidelbergCement Finance BV 3.25% 10/21/21 (Reg. S)	EUR	300,000	347,887
HMAN Finance Sub Corp. 6.375% 7/15/22 (b)		100,000	93,250
Modern Land China Co. Ltd. 13.875% 11/4/18 (Reg. S)		100,000	106,000
Nortek, Inc. 8.5% 4/15/21		120,000	127,200
Pratama Agung Pte. Ltd. 6.25% 2/24/20 (Reg. S)		200,000	195,936
Union Andina de Cementos SAA 5.875% 10/30/21 (Reg. S)		300,000	300,375
USG Corp.:
5.875% 11/1/21 (b)		50,000	52,688
9.75% 1/15/18 (c)		135,000	151,538
West China Cement Ltd. 6.5% 9/11/19		200,000	206,057

TOTAL BUILDING MATERIALS			2,512,811

Cable/Satellite TV - 3.8%
Altice SA:
7.75% 7/15/25 (b)		200,000	192,500
7.75% 7/15/25 (b)		200,000	192,500
Cable One, Inc. 5.75% 6/15/22 (b)		55,000	56,375
CCO Holdings LLC/CCO Holdings Capital Corp. 5.75% 1/15/24		615,000	624,225
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (b)		45,000	45,056
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (b)		255,000	244,989
DISH DBS Corp. 5% 3/15/23		670,000	619,750
Lynx II Corp. 6.375% 4/15/23 (b)		200,000	206,000
Myriad International Holding BV 5.5% 7/21/25 (b)		200,000	195,932
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)		210,000	220,763
Telenet Finance VI Luxembourg SCA 4.875% 7/15/27 (Reg. S)	EUR	100,000	106,556
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
3.5% 1/15/27 (Reg. S)	EUR	100,000	105,456
5.5% 9/15/22 (Reg. S)	EUR	360,000	423,589
5.5% 1/15/23 (b)		200,000	205,560
UPCB Finance VI Ltd. 6.875% 1/15/22 (b)		135,000	142,763
Virgin Media Finance PLC 4.5% 1/15/25 (Reg. S)	EUR	300,000	318,349
VTR Finance BV 6.875% 1/15/24 (b)		600,000	580,500

TOTAL CABLE/SATELLITE TV			4,480,863

Capital Goods - 0.3%
Norcell Sweden Holding 2 AB 10.75% 9/29/19 (Reg. S)	EUR	65,000	75,587
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (b)		180,000	134,100
Zoomlion HK SPV Co. Ltd. 6.125% 12/20/22 (Reg. S)		200,000	170,000

TOTAL CAPITAL GOODS			379,687

Chemicals - 1.4%
Blue Cube Spinco, Inc.:
9.75% 10/15/23 (b)		85,000	91,588
10% 10/15/25 (b)		45,000	48,825
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)		125,000	88,438
INEOS Group Holdings SA 5.75% 2/15/19 (Reg. S)	EUR	250,000	274,088
Kerling PLC 10.625% 2/1/17 (Reg. S)	EUR	200,000	222,761
LSB Industries, Inc. 7.75% 8/1/19		85,000	80,431
OCP SA 5.625% 4/25/24 (b)		200,000	208,900
Platform Specialty Products Corp. 6.5% 2/1/22 (b)		70,000	59,500
PolyOne Corp. 5.25% 3/15/23		150,000	150,375
Tronox Finance LLC 6.375% 8/15/20		20,000	14,244
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (b)		150,000	158,625
W. R. Grace & Co.-Conn. 5.625% 10/1/24 (b)		55,000	56,788
Yingde Gases Investment Ltd. 7.25% 2/28/20 (Reg. S)		200,000	170,011

TOTAL CHEMICALS			1,624,574

Consumer Products - 0.4%
Prestige Brands, Inc.:
5.375% 12/15/21 (b)		195,000	195,000
8.125% 2/1/20		25,000	26,188
Revlon Consumer Products Corp. 5.75% 2/15/21		260,000	263,250
Spectrum Brands Holdings, Inc. 6.375% 11/15/20		45,000	48,038

TOTAL CONSUMER PRODUCTS			532,476

Containers - 1.3%
Ardagh Finance Holdings SA:
8.375% 6/15/19(Reg S.) pay-in-kind (c)	EUR	200,000	221,820
8.625% 6/15/19 pay-in-kind (b)(c)		217,771	221,072
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 7% 11/15/20 (b)		35,294	35,382
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)		155,000	132,913
Crown European Holdings SA 3.375% 5/15/25	EUR	200,000	210,033
OI European Group BV 6.75% 9/15/20 (Reg. S)	EUR	300,000	383,899
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20		285,000	296,400

TOTAL CONTAINERS			1,501,519

Diversified Financial Services - 5.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 10/30/20		175,000	181,344
Aircastle Ltd. 5.125% 3/15/21		395,000	416,725
Arrow Global Finance PLC 5.217% 11/1/21 (c)	EUR	200,000	221,645
Boing Group Financing PLC 6.625% 7/15/19 (Reg. S)	EUR	100,000	103,367
CIT Group, Inc.:
5% 8/15/22		270,000	284,513
5% 8/1/23		440,000	460,900
Comcel Trust 6.875% 2/6/24 (b)		200,000	159,500
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		200,000	206,200
Garfunkelux Holdco 3 SA 7.5% 8/1/22 (Reg. S)	EUR	200,000	222,591
GCS Holdco Finance I SA 6.5% 11/15/18 (Reg. S)	EUR	100,000	113,572
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.875% 2/1/22		305,000	314,150
International Lease Finance Corp.:
5.875% 8/15/22		475,000	517,750
8.625% 1/15/22		555,000	682,650
Lock A/S 7% 8/15/21 (Reg. S)	EUR	100,000	114,968
MSCI, Inc. 5.75% 8/15/25 (b)		50,000	52,725
Navient Corp. 5% 10/26/20		54,000	50,558
SLM Corp.:
4.875% 6/17/19		30,000	29,025
5.5% 1/25/23		630,000	567,788
6.125% 3/25/24		420,000	379,050
7.25% 1/25/22		10,000	9,850
8% 3/25/20		190,000	201,400
Verisure Holding AB:
6% 11/1/22 (Reg. S)	EUR	260,000	292,342
8.75% 9/1/18 (Reg. S)	EUR	300,000	344,328

TOTAL DIVERSIFIED FINANCIAL SERVICES			5,926,941

Diversified Media - 0.4%
Lamar Media Corp. 5.875% 2/1/22		55,000	58,300
MDC Partners, Inc. 6.75% 4/1/20 (b)		30,000	30,525
National CineMedia LLC:
6% 4/15/22		300,000	312,360
7.875% 7/15/21		35,000	36,925
Outfront Media Capital LLC / Corp. 5.625% 2/15/24 (b)		25,000	26,016

TOTAL DIVERSIFIED MEDIA			464,126

Energy - 10.5%
Afren PLC 10.25% 4/8/19 (b)(d)		293,000	5,128
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
6.8037% 8/1/19 (b)(c)		215,000	116,638
7.125% 11/1/20 (b)		290,000	155,875
7.375% 11/1/21 (b)		190,000	103,550
Antero Resources Corp.:
5.125% 12/1/22		420,000	376,950
5.625% 6/1/23 (b)		80,000	73,600
Areva SA 4.875% 9/23/24	EUR	200,000	222,679
BBVA Colombia SA 4.875% 4/21/25 (b)		300,000	293,250
California Resources Corp.:
5.5% 9/15/21		320,000	220,000
6% 11/15/24		55,000	37,400
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		55,000	52,319
Chesapeake Energy Corp. 5.375% 6/15/21		430,000	278,425
China Oil & Gas Group Ltd. 5.25% 4/25/18 (Reg. S)		200,000	199,967
Citgo Holding, Inc. 10.75% 2/15/20 (b)		155,000	155,775
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.125% 3/1/22		175,000	150,500
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		15,000	14,738
Diamondback Energy, Inc. 7.625% 10/1/21		135,000	143,775
EDC Finance Ltd. 4.875% 4/17/20 (b)		400,000	356,000
Energy Transfer Equity LP 7.5% 10/15/20		30,000	32,256
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.375% 6/15/23		95,000	71,488
7.75% 9/1/22		110,000	84,700
9.375% 5/1/20		390,000	339,300
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		250,000	211,250
Forum Energy Technologies, Inc. 6.25% 10/1/21		75,000	62,813
Gazprom OAO 3.6% 2/26/21	EUR	200,000	208,410
Gibson Energy, Inc. 6.75% 7/15/21 (b)		370,000	357,975
Gulfmark Offshore, Inc. 6.375% 3/15/22		340,000	209,950
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		320,000	289,600
5.75% 10/1/25 (b)		200,000	185,000
7.625% 4/15/21 (b)		10,000	10,175
Hornbeck Offshore Services, Inc.:
5% 3/1/21		5,000	3,825
5.875% 4/1/20		80,000	64,400
Kosmos Energy Ltd. 7.875% 8/1/21 (b)		200,000	174,000
Laredo Petroleum, Inc.:
5.625% 1/15/22		340,000	319,600
6.25% 3/15/23		105,000	100,800
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 9/15/21		20,000	4,806
7.75% 2/1/21		5,000	1,150
MIE Holdings Corp. 6.875% 2/6/18 (Reg S.)		100,000	60,563
Noble Energy, Inc.:
5.625% 5/1/21		225,000	228,148
5.875% 6/1/24		140,000	140,580
Oasis Petroleum, Inc. 6.875% 3/15/22		45,000	38,363
Pacific Drilling V Ltd. 7.25% 12/1/17 (b)		380,000	258,400
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (b)		500,000	205,000
Pan American Energy LLC 7.875% 5/7/21 (b)		500,000	501,451
Puma International Financing SA 6.75% 2/1/21 (Reg. S)		200,000	202,312
Range Resources Corp. 4.875% 5/15/25 (b)		195,000	174,525
Rice Energy, Inc. 7.25% 5/1/23 (b)		40,000	37,000
Rose Rock Midstream LP/ Rose Rock Finance Corp. 5.625% 7/15/22		125,000	106,250
RSP Permian, Inc. 6.625% 10/1/22		75,000	74,250
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (c)		760,000	754,300
5.625% 4/15/23		225,000	218,953
5.625% 3/1/25 (b)		45,000	43,144
5.75% 5/15/24		80,000	77,200
SemGroup Corp. 7.5% 6/15/21		370,000	351,500
Sibur Securities Ltd. 3.914% 1/31/18 (b)		250,000	241,875
SM Energy Co. 5.625% 6/1/25		40,000	36,400
Summit Midstream Holdings LLC 7.5% 7/1/21		100,000	97,500
Sunoco LP / Sunoco Finance Corp. 6.375% 4/1/23 (b)		60,000	60,450
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/18 (b)		305,000	300,425
6.375% 8/1/22		60,000	58,200
Teine Energy Ltd. 6.875% 9/30/22 (b)		145,000	130,500
TerraForm Power Operating LLC:
5.875% 2/1/23 (b)		55,000	50,738
6.125% 6/15/25 (b)		25,000	22,500
Transocean, Inc.:
6% 3/15/18		130,000	121,940
6.875% 12/15/21		270,000	213,638
Transportadora de Gas del Sur SA 9.625% 5/14/20 (b)		524,847	520,911
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		40,000	40,800
Western Refining, Inc. 6.25% 4/1/21		105,000	104,475
WPX Energy, Inc.:
7.5% 8/1/20		65,000	60,775
8.25% 8/1/23		100,000	94,000
YPF SA:
8.5% 7/28/25 (b)		400,000	393,200
8.875% 12/19/18 (b)		200,000	206,500
Zhaikmunai International BV 7.125% 11/13/19 (b)		600,000	489,000

TOTAL ENERGY			12,403,833

Entertainment/Film - 0.3%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.25% 2/15/22		160,000	164,400
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (b)		170,000	175,525

TOTAL ENTERTAINMENT/FILM			339,925

Environmental - 0.3%
Clean Harbors, Inc. 5.125% 6/1/21		100,000	102,650
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		200,000	205,000

TOTAL ENVIRONMENTAL			307,650

Food & Drug Retail - 1.9%
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (b)		102,000	115,005
Rite Aid Corp.:
6.875% 12/15/28 (b)(c)		705,000	846,000
7.7% 2/15/27		711,000	901,193
Tesco Corporate Treasury Services PLC 2.5% 7/1/24 (Reg. S)	EUR	200,000	200,125
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (b)		165,000	170,775

TOTAL FOOD & DRUG RETAIL			2,233,098

Food/Beverage/Tobacco - 2.6%
Agrokor d.d. 9.875% 5/1/19 (Reg. S)	EUR	300,000	353,707
ESAL GmbH 6.25% 2/5/23 (b)		155,000	151,125
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (b)		470,000	489,975
Gruma S.A.B. de CV 4.875% 12/1/24 (b)		300,000	317,250
JBS Investments GmbH 7.25% 4/3/24 (b)		210,000	215,775
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.75% 6/15/25 (b)		65,000	62,888
Minerva Luxembourg SA 7.75% 1/31/23 (b)		600,000	592,500
Post Holdings, Inc.:
6% 12/15/22 (b)		90,000	90,450
6.75% 12/1/21 (b)		370,000	382,950
7.75% 3/15/24 (b)		65,000	69,225
8% 7/15/25 (b)		35,000	37,975
R&R Ice Cream PLC 9.25% 5/15/18 pay-in-kind (Reg. S) (c)	EUR	250,000	277,662

TOTAL FOOD/BEVERAGE/TOBACCO			3,041,482

Gaming - 1.9%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		405,000	335,138
Cirsa Funding Luxembourg SA 8.75% 5/15/18 (Reg. S)	EUR	150,000	167,009
Cleopatra Finance Ltd. 4.75% 2/15/23 (Reg. S)	EUR	200,000	212,782
Eldorado Resorts, Inc. 7% 8/1/23 (b)		10,000	10,125
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (b)		130,000	134,550
MGM Mirage, Inc. 8.625% 2/1/19		315,000	355,950
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21		305,000	292,038
Scientific Games Corp. 10% 12/1/22		245,000	216,825
Studio City Finance Ltd. 8.5% 12/1/20 (b)		200,000	202,500
Wynn Macau Ltd. 5.25% 10/15/21 (b)		300,000	274,500

TOTAL GAMING			2,201,417

Healthcare - 5.3%
Acadia Healthcare Co., Inc. 5.625% 2/15/23		45,000	45,056
Alere, Inc. 6.375% 7/1/23 (b)		35,000	36,400
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		75,000	69,938
Cerba European Lab SAS 7% 2/1/20 (Reg. S)	EUR	200,000	229,277
Concordia Healthcare Corp. 7% 4/15/23 (b)		30,000	26,100
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		40,000	41,020
DaVita HealthCare Partners, Inc. 5% 5/1/25		145,000	143,941
Endo Finance LLC 5.375% 1/15/23 (b)		20,000	19,614
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (b)		400,000	400,000
6% 2/1/25 (b)		295,000	292,788
Ephios Bondco PLC 6.25% 7/1/22	EUR	200,000	229,827
Eurofins Scientific SA 3.375% 1/30/23 (Reg. S)	EUR	200,000	217,429
FMC Finance VII SA 5.25% 2/15/21	EUR	250,000	319,077
HCA Holdings, Inc.:
5% 3/15/24		185,000	190,550
5.375% 2/1/25		165,000	169,331
5.875% 3/15/22		424,000	466,400
6.5% 2/15/20		245,000	274,094
7.5% 2/15/22		180,000	207,000
HealthSouth Corp. 5.75% 11/1/24		100,000	100,000
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375% 8/1/23 (b)		80,000	80,100
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (b)(c)		45,000	45,956
Kindred Escrow Corp. II 8.75% 1/15/23		35,000	36,488
Quintiles Transnational Corp. 4.875% 5/15/23 (b)		60,000	61,687
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		155,000	161,006
5.5% 2/1/21		120,000	125,364
Tenet Healthcare Corp.:
6.75% 6/15/23		140,000	138,950
8.125% 4/1/22		655,000	692,663
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)		195,000	169,650
5.5% 3/1/23 (b)		115,000	96,600
5.625% 12/1/21 (b)		155,000	134,463
5.875% 5/15/23 (b)		520,000	437,775
6.125% 4/15/25 (b)		205,000	172,456
6.75% 8/15/21 (b)		40,000	35,600
7.25% 7/15/22 (b)		25,000	22,250
7.5% 7/15/21 (b)		313,000	285,613
Wellcare Health Plans, Inc. 5.75% 11/15/20		100,000	104,500

TOTAL HEALTHCARE			6,278,963

Homebuilders/Real Estate - 5.4%
Agile Property Holdings Ltd. 8.875% 4/28/17 (Reg. S)		300,000	304,500
Aldesa Financial Services SA 7.25% 4/1/21 (Reg. S)	EUR	150,000	143,504
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (b)		405,000	374,625
Beazer Homes U.S.A., Inc. 7.25% 2/1/23		140,000	131,950
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (b)		85,000	85,213
CBRE Group, Inc. 5% 3/15/23		450,000	457,081
Cementos Progreso Trust 7.125% 11/6/23 (b)		200,000	207,500
CIFI Holdings Group Co. Ltd. 8.875% 1/27/19 (Reg. S)		200,000	210,744
Communications Sales & Leasing, Inc. 6% 4/15/23 (b)		40,000	38,900
Country Garden Holdings Co. Ltd. 7.25% 4/4/21 (Reg. S)		200,000	208,600
Evergrande Real Estate Group Ltd. 8.75% 10/30/18 (Reg. S)		200,000	202,260
Future Land Development Holding Ltd. 10.25% 1/31/18 (Reg. S)		100,000	106,375
Grand City Properties SA 3.75% (c)(e)	EUR	100,000	104,329
Howard Hughes Corp. 6.875% 10/1/21 (b)		225,000	234,000
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		15,000	14,963
11.5% 7/20/20 (Reg. S)		105,000	112,350
KWG Property Holding Ltd. 8.25% 8/5/19 (Reg. S)		200,000	207,250
Lodha Developers International Ltd. 12% 3/13/20 (Reg. S)		200,000	175,752
Logan Property Holdings Co. Ltd. 11.25% 6/4/19 (Reg. S)		200,000	219,005
Odebrecht Finance Ltd. 4.375% 4/25/25 (b)		200,000	120,400
Powerlong Real Estate Holding Ltd. 11.25% 1/25/18 (Reg. S)		100,000	104,750
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)		340,000	350,200
Ryland Group, Inc. 5.375% 10/1/22		55,000	56,100
Shea Homes Ltd. Partnershp/Corp.:
5.875% 4/1/23 (b)		30,000	31,388
6.125% 4/1/25 (b)		30,000	31,425
Shimao Property Holdings Ltd. 8.125% 1/22/21 (Reg. S)		200,000	214,772
SOHO China Ltd. 7.125% 11/7/22 (Reg. S)		200,000	207,000
Times Property Holdings Ltd. 12.625% 3/21/19 (Reg. S)		200,000	222,297
Trillion Chance Ltd. 8.5% 1/10/19		200,000	204,501
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23		90,000	86,400
William Lyon Homes, Inc.:
7% 8/15/22		160,000	165,800
8.5% 11/15/20		215,000	231,125
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (b)		265,000	246,450
Wuzhou International Holdings Ltd. 13.75% 9/26/18 (Reg. S)		100,000	102,536
Yanlord Land Group Ltd. 10.625% 3/29/18		200,000	210,000
Yuzhou Properties Co. 8.75% 10/4/18 (Reg. S)		200,000	210,513

TOTAL HOMEBUILDERS/REAL ESTATE			6,334,558

Hotels - 0.2%
Choice Hotels International, Inc. 5.75% 7/1/22		45,000	48,263
FelCor Lodging LP 6% 6/1/25		35,000	36,225
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21		150,000	157,001

TOTAL HOTELS			241,489

Insurance - 0.4%
Alliant Holdings Co.-Issuer, Inc. / Wayne Merger Sub, LLC 8.25% 8/1/23 (b)		170,000	168,938
Assicurazioni Generali SpA 10.125% 7/10/42 (c)	EUR	100,000	147,299
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)		140,000	139,650

TOTAL INSURANCE			455,887

Leisure - 0.1%
24 Hour Holdings III LLC 8% 6/1/22 (b)		100,000	82,000
Metals/Mining - 1.7%
Abja Investment Co. Pte Ltd. 5.95% 7/31/24 (Reg. S)		200,000	186,184
Alpha Natural Resources, Inc. 9.75% 4/15/18 (d)		210,000	7,350
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (b)		50,000	49,250
Favor Sea Ltd. 11.75% 2/4/19 (Reg. S)		100,000	82,000
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		400,000	324,000
Mongolian Mining Corp. 8.875% 3/29/17 (Reg. S)		100,000	43,400
Murray Energy Corp. 11.25% 4/15/21 (b)		280,000	74,900
Nord Gold NV 6.375% 5/7/18 (b)		200,000	204,662
Peabody Energy Corp.:
6.25% 11/15/21		135,000	17,888
10% 3/15/22 (b)		85,000	22,950
Prince Mineral Holding Corp. 11.5% 12/15/19 (b)		55,000	46,200
Samarco Mineracao SA 5.75% 10/24/23 (Reg. S)		250,000	222,425
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (b)		115,000	107,813
Southern Copper Corp. 7.5% 7/27/35		250,000	259,141
Vedanta Resources PLC 8.25% 6/7/21 (Reg. S)		200,000	160,000
Walter Energy, Inc.:
9.5% 10/15/19 (b)(d)		225,000	68,625
12% 4/1/20 pay-in-kind (b)(c)(d)		175,100	4,378
Yancoal International Resources Development Co. Ltd. 5.73% 5/16/22 (Reg. S)		200,000	173,610

TOTAL METALS/MINING			2,054,776

Paper - 0.7%
Ence Energia Y Celulosa SA 5.375% 11/1/22 (Reg. S)	EUR	300,000	333,903
Smurfit Kappa Acquisitions 3.25% 6/1/21 (Reg. S)	EUR	400,000	461,633

TOTAL PAPER			795,536

Publishing/Printing - 0.7%
Cenveo Corp. 6% 8/1/19 (b)		145,000	127,238
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (c)		285,000	312,075
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)		345,000	351,038

TOTAL PUBLISHING/PRINTING			790,351

Restaurants - 0.3%
1011778 BC ULC/New Red Finance, Inc. 4.625% 1/15/22 (b)		70,000	71,050
Landry's Acquisition Co. 9.375% 5/1/20 (b)		105,000	112,613
Landry's Holdings II, Inc. 10.25% 1/1/18 (b)		125,000	128,750

TOTAL RESTAURANTS			312,413

Services - 2.6%
APX Group, Inc.:
6.375% 12/1/19		450,000	437,625
8.75% 12/1/20		705,000	581,625
Audatex North America, Inc. 6% 6/15/21 (b)		270,000	271,893
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (b)		95,000	95,831
FTI Consulting, Inc. 6% 11/15/22		205,000	217,300
Garda World Security Corp.:
7.25% 11/15/21 (b)		160,000	146,000
7.25% 11/15/21 (b)		100,000	91,250
Hertz Corp. 6.25% 10/15/22		105,000	109,725
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (b)		220,000	158,400
Laureate Education, Inc. 9.25% 9/1/19 (b)(c)		920,000	731,400
NES Rentals Holdings, Inc. 7.875% 5/1/18 (b)		70,000	69,738
TMS International Corp. 7.625% 10/15/21 (b)		55,000	50,325
United Rentals North America, Inc.:
4.625% 7/15/23		75,000	75,328
5.5% 7/15/25		60,000	59,850

TOTAL SERVICES			3,096,290

Steel - 1.2%
Cliffs Natural Resources, Inc. 8.25% 3/31/20 (b)		90,000	80,550
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		200,000	190,500
JMC Steel Group, Inc. 8.25% 3/15/18 (b)		710,000	482,800
Metinvest BV 10.25% 1/31/16 (b)		75,000	52,515
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		270,000	235,575
11.25% 10/15/18		134,000	116,580
Steel Capital SA 5.9% 10/17/22 (Reg. S)		200,000	194,762
ThyssenKrupp Finance Nederland BV 8.5% 2/25/16	EUR	100,000	112,625

TOTAL STEEL			1,465,907

Super Retail - 0.8%
InRetail Shopping Malls 6.5% 7/9/21 (b)		200,000	204,500
JC Penney Corp., Inc.:
5.65% 6/1/20		260,000	237,900
5.75% 2/15/18		80,000	77,800
7.4% 4/1/37		85,000	64,600
L Brands, Inc. 6.875% 11/1/35 (b)		90,000	93,488
MPM Global Pte Ltd. 6.75% 9/19/19 (Reg. S)		100,000	94,985
Sonic Automotive, Inc.:
5% 5/15/23		40,000	38,900
7% 7/15/22		105,000	111,825

TOTAL SUPER RETAIL			923,998

Technology - 2.7%
Activision Blizzard, Inc. 6.125% 9/15/23 (b)		260,000	283,075
ADT Corp. 6.25% 10/15/21		235,000	253,800
BCP Singapore VI Cayman Financing Co. Ltd. 8% 4/15/21 (b)		200,000	176,200
Blue Coat Systems, Inc. 8.375% 6/1/23 (b)		340,000	351,900
BMC Software Finance, Inc. 8.125% 7/15/21 (b)		285,000	220,519
BMC Software, Inc. 7.25% 6/1/18		15,000	13,200
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (b)(c)		330,000	235,950
Brocade Communications Systems, Inc. 4.625% 1/15/23		135,000	131,625
CDW LLC/CDW Finance Corp. 6% 8/15/22		255,000	273,676
Emdeon, Inc. 6% 2/15/21 (b)		70,000	68,688
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		125,000	125,313
Entegris, Inc. 6% 4/1/22 (b)		70,000	72,100
First Data Corp. 11.25% 1/15/21		348,000	385,045
Global Cash Access, Inc. 10% 1/15/22 (b)		35,000	31,850
Lucent Technologies, Inc. 6.45% 3/15/29		425,000	448,906
Sensata Technologies BV 4.875% 10/15/23 (b)		120,000	117,450

TOTAL TECHNOLOGY			3,189,297

Telecommunications - 11.7%
Alcatel-Lucent U.S.A., Inc. 6.75% 11/15/20 (b)		92,000	97,750
Altice Financing SA 6.625% 2/15/23 (b)		200,000	200,500
Altice Finco SA 8.125% 1/15/24 (b)		200,000	199,000
Altice SA:
7.625% 2/15/25 (b)		400,000	367,800
7.75% 5/15/22 (b)		485,000	466,813
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		400,000	412,000
8.625% 5/6/19 (Reg. S)		200,000	206,000
Broadview Networks Holdings, Inc. 10.5% 11/15/17		187,500	172,266
Cellnex Telecom Sau 3.125% 7/27/22 (Reg. S)	EUR	200,000	214,982
Columbus International, Inc. 7.375% 3/30/21 (b)		325,000	338,000
Digicel Group Ltd.:
6% 4/15/21 (Reg. S)		200,000	180,000
8.25% 9/30/20 (b)		675,000	597,375
DigitalGlobe, Inc. 5.25% 2/1/21 (b)		130,000	116,945
FairPoint Communications, Inc. 8.75% 8/15/19 (b)		245,000	252,350
Frontier Communications Corp.:
8.875% 9/15/20 (b)		40,000	41,525
10.5% 9/15/22 (b)		70,000	72,625
GCI, Inc. 6.875% 4/15/25		85,000	87,550
GCX Ltd. 7% 8/1/19 (Reg. S)		200,000	194,932
Globo Comunicacao e Participacoes SA 4.875% 4/11/22 (Reg. S)		250,000	248,750
Intelsat Jackson Holdings SA:
5.5% 8/1/23		165,000	136,022
6.625% 12/15/22 (Reg. S)		345,000	272,550
Intelsat Luxembourg SA 8.125% 6/1/23		285,000	168,863
Millicom International Cellular SA 6.625% 10/15/21 (b)		200,000	182,000
MTS International Funding Ltd.:
5% 5/30/23 (b)		350,000	323,313
8.625% 6/22/20 (b)		300,000	332,629
Neptune Finco Corp.:
6.625% 10/15/25 (b)		200,000	210,500
10.125% 1/15/23 (b)		350,000	370,125
10.875% 10/15/25 (b)		400,000	427,000
Numericable Group SA 6% 5/15/22 (b)		405,000	406,013
Play Topco SA 7.75% 2/28/20 (Reg. S) (c)	EUR	200,000	225,428
Sable International Finance Ltd. 6.875% 8/1/22 (b)		600,000	610,500
SBA Communications Corp. 4.875% 7/15/22		305,000	311,847
Sprint Capital Corp.:
6.875% 11/15/28		205,000	170,150
6.9% 5/1/19		615,000	590,400
8.75% 3/15/32		175,000	157,500
Sprint Corp.:
7.125% 6/15/24		370,000	324,906
7.875% 9/15/23		545,000	504,125
T-Mobile U.S.A., Inc.:
6.25% 4/1/21		180,000	185,832
6.625% 4/1/23		325,000	332,007
6.731% 4/28/22		205,000	211,663
6.836% 4/28/23		285,000	294,263
TBG Global Pte. Ltd.:
4.625% 4/3/18 (b)		200,000	199,000
5.25% 2/10/22 (Reg. S)		200,000	191,503
Telecom Italia SpA 4.875% 9/25/20 (Reg. S)	EUR	500,000	622,623
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		400,000	362,000
Telenet Finance Luxembourg S.C.A. 6.25% 8/15/22 (Reg. S)	EUR	100,000	118,350
UPCB Finance IV Ltd. 4% 1/15/27 (Reg. S)	EUR	200,000	206,624
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (b)		300,000	318,967
Wind Acquisition Finance SA:
4% 7/15/20 (Reg S.)	EUR	350,000	390,170
4.75% 7/15/20 (b)		270,000	274,725

TOTAL TELECOMMUNICATIONS			13,898,761

Textiles/Apparel - 0.3%
Golden Legacy Pte Ltd. 9% 4/24/19 (Reg. S)		200,000	191,250
Novalis Sas 3% 4/30/22 (Reg. S)	EUR	200,000	212,804

TOTAL TEXTILES/APPAREL			404,054

Transportation Ex Air/Rail - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		155,000	148,413
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19		58,000	62,930
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		155,000	98,425

TOTAL TRANSPORTATION EX AIR/RAIL			309,768

Utilities - 6.8%
Calpine Corp. 7.875% 1/15/23 (b)		206,000	221,193
Dynegy, Inc.:
6.75% 11/1/19		125,000	124,688
7.375% 11/1/22		125,000	125,313
7.625% 11/1/24		165,000	165,413
Enel SpA 5% 1/15/75 (c)	EUR	200,000	230,970
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (d)		63,474	67,124
12.25% 3/1/22 (b)(d)		1,154,435	1,236,689
GenOn Energy, Inc. 9.875% 10/15/20		385,000	319,069
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		60,000	55,200
7% 6/15/23		85,000	79,900
InterGen NV 7% 6/30/23 (b)		610,000	526,125
Listrindo Capital BV 6.95% 2/21/19 (b)		200,000	208,120
Majapahit Holding BV 7.875% 6/29/37 (Reg. S)		200,000	224,250
NRG Energy, Inc. 6.625% 3/15/23		445,000	413,850
NSG Holdings II, LLC 7.75% 12/15/25 (b)		351,483	388,388
Petrobras International Finance Co. Ltd. 5.375% 1/27/21		200,000	162,750
PPL Energy Supply LLC 6.5% 6/1/25 (b)		65,000	57,688
RJS Power Holdings LLC 5.125% 7/15/19 (b)		410,000	375,068
Techem GmbH 6.125% 10/1/19 (Reg. S)	EUR	300,000	345,779
TXU Corp.:
5.55% 11/15/14 (d)		1,361,000	1,333,780
6.5% 11/15/24 (d)		475,000	465,500
6.55% 11/15/34 (d)		1,000,000	980,000

TOTAL UTILITIES			8,106,857

TOTAL NONCONVERTIBLE BONDS
(Cost $102,771,643)			98,450,606

Government Obligations - 0.5%
Germany - 0.5%
German Federal Republic 0% 12/11/15 (Cost $634,222)	EUR	575,000	632,448
		Shares	Value

Common Stocks - 1.6%
Automotive & Auto Parts - 0.4%
Chassix Holdings, Inc.		3,510	81,011
General Motors Co.		5,768	201,361
Trinseo SA (f)		4,200	136,290

TOTAL AUTOMOTIVE & AUTO PARTS			418,662

Broadcasting - 0.0%
Cumulus Media, Inc. Class A (f)		83,000	38,105
Chemicals - 0.2%
LyondellBasell Industries NV Class A		2,500	232,275
Westlake Chemical Partners LP		100	1,807

TOTAL CHEMICALS			234,082

Energy - 0.1%
The Williams Companies, Inc.		1,900	74,936
Healthcare - 0.2%
HCA Holdings, Inc. (f)		3,300	227,007
Legend Acquisition, Inc. (f)		2,128	31,920
Legend Acquisition, Inc.:
Class A warrants (f)		2,195	0
Class B warrants (f)		2,894	0

TOTAL HEALTHCARE			258,927

Homebuilders/Real Estate - 0.0%
Realogy Holdings Corp. (f)		1,300	50,830
Hotels - 0.3%
Extended Stay America, Inc. unit		15,000	288,000
Services - 0.3%
ARAMARK Holdings Corp.		7,900	239,765
United Rentals, Inc. (f)		1,800	134,748
WP Rocket Holdings, Inc. (f)(g)		356,213	21,373

TOTAL SERVICES			395,886

Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (f)		12,187	18,281
Utilities - 0.1%
NRG Yield, Inc. Class C		7,000	101,080
TOTAL COMMON STOCKS
(Cost $2,667,632)			1,878,789

Preferred Stocks - 0.6%
Convertible Preferred Stocks - 0.3%
Healthcare - 0.2%
Allergan PLC 5.50%		200	209,326
Homebuilders/Real Estate - 0.1%
American Tower Corp. 5.50%		1,100	114,950

TOTAL CONVERTIBLE PREFERRED STOCKS			324,276

Nonconvertible Preferred Stocks - 0.3%
Banks & Thrifts - 0.3%
Ally Financial, Inc. 7.00% (b)		355	361,800
TOTAL PREFERRED STOCKS
(Cost $636,284)			686,076
		Principal Amount(a)	Value

Bank Loan Obligations - 1.9%
Automotive & Auto Parts - 0.1%
Chassix, Inc. term loan 12% 7/29/19		44,996	45,446
Cable/Satellite TV - 0.3%
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.5% 1/7/22 (c)		20,000	19,430
Tranche 2LN, term loan 7.75% 7/7/23 (c)		85,000	81,175
Numericable LLC Tranche B 6LN, term loan 1/22/23 (h)		295,000	291,513

TOTAL CABLE/SATELLITE TV			392,118

Diversified Media - 0.4%
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (c)		435,356	433,180
Energy - 0.2%
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (c)		59,797	58,601
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (c)		158,794	102,621
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (c)		48,875	26,311
Panda Sherman Power, LLC term loan 9% 9/14/18 (c)		64,370	57,933
Targa Resources Corp. term loan 5.75% 2/27/22 (c)		27,907	27,802

TOTAL ENERGY			273,268

Healthcare - 0.2%
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (c)		130,000	130,975
Tranche B 1LN, term loan 4.5% 4/23/21 (c)		103,688	103,267
U.S. Renal Care, Inc. Tranche 2LN, term loan 8.5% 1/3/20 (c)		20,000	20,175

TOTAL HEALTHCARE			254,417

Homebuilders/Real Estate - 0.1%
DTZ U.S. Borrower LLC Tranche 2LN, term loan 9.25% 11/4/22 (c)		55,000	54,588
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (c)		62,581	61,955

TOTAL HOMEBUILDERS/REAL ESTATE			116,543

Metals/Mining - 0.0%
Ameriforge Group, Inc. Tranche B 2LN, term loan 8.75% 12/19/20 (c)		20,000	11,133
Services - 0.2%
KC Mergersub, Inc. Tranche 1LN, term loan 6% 8/13/22 (c)		195,000	191,344
Technology - 0.4%
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (c)		310,000	313,230
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (c)		108,350	104,648
Tranche 2LN, term loan 8% 4/9/22 (c)		95,000	91,200

TOTAL TECHNOLOGY			509,078

Telecommunications - 0.0%
LTS Buyer LLC Tranche 2LN, term loan 8% 4/12/21 (c)		6,325	6,146
TOTAL BANK LOAN OBLIGATIONS
(Cost $2,302,064)			2,232,673

Preferred Securities - 6.4%
Banks & Thrifts - 3.6%
Banco Do Brasil SA 9% (b)(c)(e)		250,000	180,861
Bank of America Corp.:
5.2% (c)(e)		345,000	333,848
6.1% (c)(e)		105,000	106,973
Bank of East Asia Ltd. 8.5% (c)(e)		100,000	118,156
Barclays Bank PLC 7.625% 11/21/22		455,000	535,013
Barclays PLC 8% (c)(e)	EUR	200,000	242,000
Chong Hing Bank Ltd. 6.5% (c)(e)		200,000	207,378
Credit Agricole SA:
6.5%(Reg S.) (c)(e)	EUR	200,000	223,118
6.625% (b)(c)(e)		315,000	312,511
ICICI Bank Ltd. 7.25% (Reg S.) (c)(e)		200,000	203,080
Intesa Sanpaolo SpA 8.047% (c)(e)	EUR	250,000	314,237
JPMorgan Chase & Co. 5.15% (c)(e)		415,000	410,124
Royal Bank of Scotland Group PLC:
7.0916% (c)(e)	EUR	50,000	58,044
7.5% (c)(e)		200,000	208,319
8% (c)(e)		450,000	473,415
UniCredit International Bank Luxembourg SA 8.125% (c)(e)	EUR	200,000	256,395
Wells Fargo & Co. 5.875% (c)(e)		70,000	75,601

TOTAL BANKS & THRIFTS			4,259,073

Consumer Products - 0.4%
Cosan Overseas Ltd. 8.25% (e)		600,000	512,837
Diversified Financial Services - 1.6%
Baggot Securities Ltd. 10.24% (Reg. S) (e)	EUR	100,000	118,870
Citigroup, Inc. 5.35% (c)(e)		1,480,000	1,444,428
Hutchison Whampoa Europe Finance, Ltd. 3.75% (Reg. S) (c)(e)	EUR	250,000	281,230

TOTAL DIVERSIFIED FINANCIAL SERVICES			1,844,528

Energy - 0.1%
Gas Natural Fenosa Finance BV 4.125% (c)(e)	EUR	100,000	107,726
Insurance - 0.1%
Groupama SA 6.298% (c)(e)	EUR	100,000	111,588
Telecommunications - 0.6%
Koninklijke KPN NV 6.125% (Reg S.) (c)(e)	EUR	200,000	233,577
Telefonica Europe BV:
5% (Reg. S) (c)(e)	EUR	300,000	345,818
6.5% (c)(e)	EUR	100,000	115,463

TOTAL TELECOMMUNICATIONS			694,858

TOTAL PREFERRED SECURITIES
(Cost $7,746,200)			7,530,610
		Shares	Value

Money Market Funds - 5.6%
Fidelity Cash Central Fund, 0.18% (i)
(Cost $6,697,990)		6,697,990	6,697,990
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $123,456,035)			118,109,192
NET OTHER ASSETS (LIABILITIES) - 0.2%			187,214
NET ASSETS - 100%			$118,296,406

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,364,315 or 35.0% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Non-income producing

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,373 or 0.0% of net assets.

 (h) The coupon rate will be determined upon settlement of the loan after period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$184,731

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,051

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$848,242	$767,231	$--	$81,011
Energy	74,936	74,936	--	--
Financials	527,580	165,780	361,800	--
Health Care	468,253	436,333	--	31,920
Industrials	156,121	134,748	--	21,373
Materials	370,372	370,372	--	--
Telecommunication Services	18,281	18,281	--	--
Utilities	101,080	101,080	--	--
Corporate Bonds	98,450,606	--	98,450,606	--
Government Obligations	632,448	--	632,448	--
Bank Loan Obligations	2,232,673	--	1,994,297	238,376
Preferred Securities	7,530,610	--	7,530,610	--
Money Market Funds	6,697,990	6,697,990	--	--
Total Investments in Securities:	$118,109,192	$8,766,751	$108,969,761	$372,680

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	53.9%
Luxembourg	6.6%
Cayman Islands	4.9%
Netherlands	4.5%
United Kingdom	4.1%
Ireland	2.5%
Canada	2.4%
Argentina	1.7%
France	1.7%
Bermuda	1.5%
Mexico	1.5%
Germany	1.4%
Singapore	1.4%
Italy	1.3%
Brazil	1.1%
British Virgin Islands	1.1%
Others (Individually Less Than 1%)	8.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2015 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $116,758,045)	$111,411,202
Fidelity Central Funds (cost $6,697,990)	6,697,990
Total Investments (cost $123,456,035)		$118,109,192
Cash		20,071
Foreign currency held at value (cost $2,261)		2,261
Receivable for investments sold		324,130
Receivable for fund shares sold		83,520
Dividends receivable		12,735
Interest receivable		1,824,075
Distributions receivable from Fidelity Central Funds		1,129
Prepaid expenses		386
Receivable from investment adviser for expense reductions		10,271
Other receivables		146
Total assets		120,387,916
Liabilities
Payable for investments purchased	$1,686,908
Payable for fund shares redeemed	172,033
Distributions payable	86,123
Accrued management fee	69,829
Distribution and service plan fees payable	4,781
Other affiliated payables	29,529
Other payables and accrued expenses	42,307
Total liabilities		2,091,510
Net Assets		$118,296,406
Net Assets consist of:
Paid in capital		$124,822,583
Undistributed net investment income		675,088
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,850,500)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(5,350,765)
Net Assets		$118,296,406
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($6,400,437 ÷ 702,809 shares)		$9.11
Maximum offering price per share (100/96.00 of $9.11)		$9.49
Class T:
Net Asset Value and redemption price per share ($1,647,617 ÷ 180,934 shares)		$9.11
Maximum offering price per share (100/96.00 of $9.11)		$9.49
Class C:
Net Asset Value and offering price per share ($3,777,472 ÷ 414,824 shares)(a)		$9.11
Global High Income:
Net Asset Value, offering price and redemption price per share ($103,605,788 ÷ 11,376,412 shares)		$9.11
Class I:
Net Asset Value, offering price and redemption price per share ($2,865,092 ÷ 314,592 shares)		$9.11

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2015 (Unaudited)
Investment Income
Dividends		$288,296
Interest		3,763,484
Income from Fidelity Central Funds		5,051
Total income		4,056,831
Expenses
Management fee	$458,830
Transfer agent fees	158,462
Distribution and service plan fees	29,177
Accounting fees and expenses	33,455
Custodian fees and expenses	7,141
Independent trustees' compensation	302
Registration fees	27,556
Audit	34,624
Legal	21,464
Miscellaneous	750
Total expenses before reductions	771,761
Expense reductions	(93,275)	678,486
Net investment income (loss)		3,378,345
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,702,322)
Foreign currency transactions	18,251
Total net realized gain (loss)		(1,684,071)
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,242,069)
Assets and liabilities in foreign currencies	(819)
Total change in net unrealized appreciation (depreciation)		(5,242,888)
Net gain (loss)		(6,926,959)
Net increase (decrease) in net assets resulting from operations		$(3,548,614)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,378,345	$11,481,444
Net realized gain (loss)	(1,684,071)	6,077,307
Change in net unrealized appreciation (depreciation)	(5,242,888)	(13,384,500)
Net increase (decrease) in net assets resulting from operations	(3,548,614)	4,174,251
Distributions to shareholders from net investment income	(3,467,983)	(11,482,978)
Distributions to shareholders from net realized gain	–	(6,017,381)
Total distributions	(3,467,983)	(17,500,359)
Share transactions - net increase (decrease)	(9,495,762)	(214,818,457)
Redemption fees	24,335	65,173
Total increase (decrease) in net assets	(16,488,024)	(228,079,392)
Net Assets
Beginning of period	134,784,430	362,863,822
End of period (including undistributed net investment income of $675,088 and undistributed net investment income of $764,726, respectively)	$118,296,406	$134,784,430

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global High Income Fund Class A

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$9.60	$10.21	$10.46	$9.74	$10.00
Income from Investment Operations
Net investment income (loss)B	.234	.476	.506	.526	.476
Net realized and unrealized gain (loss)	(.485)	(.293)C	(.036)	.714	(.317)
Total from investment operations	(.251)	.183	.470	1.240	.159
Distributions from net investment income	(.241)	(.486)	(.483)	(.477)	(.423)
Distributions from net realized gain	–	(.310)	(.239)	(.046)	–
Total distributions	(.241)	(.796)	(.722)	(.523)	(.423)
Redemption fees added to paid in capitalB	.002	.003	.002	.003	.004
Net asset value, end of period	$9.11	$9.60	$10.21	$10.46	$9.74
Total ReturnD,E,F	(2.61)%	1.97%C	4.86%	13.13%	1.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.32%I	1.28%	1.23%	1.24%	1.38%I
Expenses net of fee waivers, if any	1.25%I	1.25%	1.23%	1.24%	1.25%I
Expenses net of all reductions	1.25%I	1.25%	1.23%	1.24%	1.25%I
Net investment income (loss)	5.00%I	4.82%	5.03%	5.25%	5.15%I
Supplemental Data
Net assets, end of period (000 omitted)	$6,400	$7,036	$8,000	$6,419	$10,102
Portfolio turnover rateJ	45%I	44%	72%	55%	36%K

 A For the period May 11, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.93%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global High Income Fund Class T

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$9.60	$10.21	$10.46	$9.74	$10.00
Income from Investment Operations
Net investment income (loss)B	.234	.474	.504	.523	.477
Net realized and unrealized gain (loss)	(.485)	(.291)C	(.036)	.712	(.318)
Total from investment operations	(.251)	.183	.468	1.235	.159
Distributions from net investment income	(.241)	(.486)	(.481)	(.472)	(.423)
Distributions from net realized gain	–	(.310)	(.239)	(.046)	–
Total distributions	(.241)	(.796)	(.720)	(.518)	(.423)
Redemption fees added to paid in capitalB	.002	.003	.002	.003	.004
Net asset value, end of period	$9.11	$9.60	$10.21	$10.46	$9.74
Total ReturnD,E,F	(2.61)%	1.98%C	4.84%	13.08%	1.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.42%I	1.40%	1.35%	1.25%	1.39%I
Expenses net of fee waivers, if any	1.25%I	1.25%	1.25%	1.25%	1.25%I
Expenses net of all reductions	1.25%I	1.25%	1.25%	1.25%	1.25%I
Net investment income (loss)	5.00%I	4.82%	5.01%	5.24%	5.15%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,648	$1,745	$1,595	$1,349	$9,362
Portfolio turnover rateJ	45%I	44%	72%	55%	36%K

 A For the period May 11, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.94%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global High Income Fund Class C

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$9.60	$10.21	$10.46	$9.74	$10.00
Income from Investment Operations
Net investment income (loss)B	.199	.401	.428	.448	.407
Net realized and unrealized gain (loss)	(.485)	(.292)C	(.035)	.712	(.317)
Total from investment operations	(.286)	.109	.393	1.160	.090
Distributions from net investment income	(.206)	(.412)	(.406)	(.397)	(.354)
Distributions from net realized gain	–	(.310)	(.239)	(.046)	–
Total distributions	(.206)	(.722)	(.645)	(.443)	(.354)
Redemption fees added to paid in capitalB	.002	.003	.002	.003	.004
Net asset value, end of period	$9.11	$9.60	$10.21	$10.46	$9.74
Total ReturnD,E,F	(2.97)%	1.22%C	4.05%	12.23%	1.07%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.14%I	2.12%	2.05%	2.01%	2.15%I
Expenses net of fee waivers, if any	2.00%I	2.00%	2.00%	2.00%	2.00%I
Expenses net of all reductions	2.00%I	2.00%	2.00%	2.00%	2.00%I
Net investment income (loss)	4.24%I	4.07%	4.26%	4.49%	4.40%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,777	$3,811	$3,720	$2,941	$9,878
Portfolio turnover rateJ	45%I	44%	72%	55%	36%K

 A For the period May 11, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.18%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global High Income Fund

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$9.60	$10.21	$10.47	$9.74	$10.00
Income from Investment Operations
Net investment income (loss)B	.246	.508	.534	.555	.495
Net realized and unrealized gain (loss)	(.485)	(.301)C	(.046)	.724	(.312)
Total from investment operations	(.239)	.207	.488	1.279	.183
Distributions from net investment income	(.253)	(.510)	(.511)	(.506)	(.447)
Distributions from net realized gain	–	(.310)	(.239)	(.046)	–
Total distributions	(.253)	(.820)	(.750)	(.552)	(.447)
Redemption fees added to paid in capitalB	.002	.003	.002	.003	.004
Net asset value, end of period	$9.11	$9.60	$10.21	$10.47	$9.74
Total ReturnD,E	(2.48)%	2.23%C	5.05%	13.56%	2.06%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.15%H	1.05%	.95%	.96%	1.07%H
Expenses net of fee waivers, if any	1.00%H	1.00%	.95%	.96%	1.00%H
Expenses net of all reductions	1.00%H	1.00%	.95%	.96%	1.00%H
Net investment income (loss)	5.25%H	5.07%	5.30%	5.53%	5.39%H
Supplemental Data
Net assets, end of period (000 omitted)	$103,606	$119,712	$344,206	$345,210	$197,480
Portfolio turnover rateI	45%H	44%	72%	55%	36%J

 A For the period May 11, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 2.19%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global High Income Fund Class I

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$9.60	$10.21	$10.47	$9.74	$10.00
Income from Investment Operations
Net investment income (loss)B	.245	.501	.532	.549	.499
Net realized and unrealized gain (loss)	(.484)	(.293)C	(.046)	.728	(.317)
Total from investment operations	(.239)	.208	.486	1.277	.182
Distributions from net investment income	(.253)	(.511)	(.509)	(.504)	(.446)
Distributions from net realized gain	–	(.310)	(.239)	(.046)	–
Total distributions	(.253)	(.821)	(.748)	(.550)	(.446)
Redemption fees added to paid in capitalB	.002	.003	.002	.003	.004
Net asset value, end of period	$9.11	$9.60	$10.21	$10.47	$9.74
Total ReturnD,E	(2.48)%	2.23%C	5.03%	13.54%	2.05%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.04%H	1.02%	.97%	.98%	1.13%H
Expenses net of fee waivers, if any	1.00%H	1.00%	.97%	.98%	1.00%H
Expenses net of all reductions	1.00%H	1.00%	.97%	.98%	1.00%H
Net investment income (loss)	5.24%H	5.07%	5.28%	5.51%	5.40%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,865	$2,481	$5,344	$6,049	$11,617
Portfolio turnover rateI	45%H	44%	72%	55%	36%J

 A For the period May 11, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 2.19%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2015

1. Organization.

Fidelity Global High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global High Income Fund and Class I (formerly Institutional Class) shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, defaulted bonds, market discount, partnerships, contingent interest, equity-debt classifications and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$3,946,287
Gross unrealized depreciation	(8,910,750)
Net unrealized appreciation (depreciation) on securities	$(4,964,463)
Tax cost	$123,073,655

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $26,972,165 and $35,781,413, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$8,481	$34
Class T	-%	.25%	2,039	–
Class C	.75%	.25%	18,657	3,789
			$29,177	$3,823

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$636
Class T	207
Class C(a)	253
$1,096

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$6,042.18
Class T	2,216.27
Class C	4,700.25
Global High Income	143,537.25
Class I	1,967.14
	$ 158,462

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $5,338.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $86 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$2,595
Class T	1.25%	1,380
Class C	2.00%	2,695
Global High Income	1.00%	85,474
Class I	1.00%	504
		$ 92,648

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $321 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $306.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2015	Year ended April 30, 2015
From net investment income
Class A	$175,390	$382,865
Class T	42,174	86,534
Class C	82,462	159,110
Global High Income	3,091,306	10,588,584
Class I	76,651	265,885
Total	$3,467,983	$11,482,978
From net realized gain
Class A	$–	$238,361
Class T	–	55,292
Class C	–	121,832
Global High Income	–	5,435,168
Class I	–	166,728
Total	$–	$6,017,381

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2015	Year ended April 30, 2015	Six months ended October 31, 2015	Year ended April 30, 2015
Class A
Shares sold	75,936	227,721	$710,254	$2,258,691
Reinvestment of distributions	17,260	58,909	159,862	574,423
Shares redeemed	(123,408)	(336,927)	(1,144,492)	(3,279,236)
Net increase (decrease)	(30,212)	(50,297)	$(274,376)	$(446,122)
Class T
Shares sold	20,079	47,348	$185,075	$472,731
Reinvestment of distributions	4,317	14,288	39,988	139,009
Shares redeemed	(25,305)	(35,971)	(237,100)	(350,040)
Net increase (decrease)	(909)	25,665	$(12,037)	$261,700
Class C
Shares sold	62,862	139,066	$583,228	$1,366,184
Reinvestment of distributions	7,740	26,268	71,672	255,392
Shares redeemed	(52,831)	(132,516)	(495,755)	(1,286,071)
Net increase (decrease)	17,771	32,818	$159,145	$335,505
Global High Income
Shares sold	1,745,946	6,146,670	$16,390,233	$61,517,084
Reinvestment of distributions	288,236	1,436,237	2,672,414	14,171,953
Shares redeemed	(3,129,373)	(28,813,511)	(28,966,116)	(288,132,969)
Net increase (decrease)	(1,095,191)	(21,230,604)	$(9,903,469)	$(212,443,932)
Class I
Shares sold	76,162	75,270	$718,875	$743,754
Reinvestment of distributions	2,767	6,967	25,553	67,942
Shares redeemed	(22,774)	(346,993)	(209,453)	(3,337,304)
Net increase (decrease)	56,155	(264,756)	$534,975	$(2,525,608)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 16% of the total outstanding shares of the Fund.

11. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2015 to October 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period-B May 1, 2015 to October 31, 2015
Class A	1.25%
Actual		$1,000.00	$973.90	$6.20
Hypothetical-C		$1,000.00	$1,018.85	$6.34
Class T	1.25%
Actual		$1,000.00	$973.90	$6.20
Hypothetical-C		$1,000.00	$1,018.85	$6.34
Class C	2.00%
Actual		$1,000.00	$970.30	$9.91
Hypothetical-C		$1,000.00	$1,015.08	$10.13
Global High Income	1.00%
Actual		$1,000.00	$975.20	$4.96
Hypothetical-C		$1,000.00	$1,020.11	$5.08
Class I	1.00%
Actual		$1,000.00	$975.20	$4.96
Hypothetical-C		$1,000.00	$1,020.11	$5.08

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in June 2013.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one- and three-year periods, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Global High Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Global High Income Fund

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for 2014. The Board considered that the fund invests a greater portion of its assets internationally than other funds in its Total Mapped Group, which consists primarily of domestic high income funds, and, as such, competitive rankings are less meaningful.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked above its competitive median for 2014. The Board considered that, in general, various factors can affect total expense ratios. All classes are above the median due to the fund's higher than standard management fee, which reflects the fund's specialized investment strategy as discussed above. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although in all cases above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders;(viii) Fidelity's group fee structures, including the group fee schedule of breakpoints;(ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

AGHII-SANN-1215
1.926272.104

Fidelity® Global High Income Fund Semi-Annual Report October 31, 2015

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2015

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
TXU Corp.	2.3	2.2
Rite Aid Corp.	1.5	1.2
GMAC LLC	1.4	1.1
HCA Holdings, Inc.	1.3	0.9
Royal Bank of Scotland Group PLC	1.3	0.7
	7.8

Top Five Countries as of October 31, 2015

(excluding short-term investments and net other assets)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	48.1	46.4
Luxembourg	6.6	4.9
Cayman Islands	4.9	6.9
Netherlands	4.5	3.6
United Kingdom	4.1	4.0

Top Five Market Sectors as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	12.3	10.1
Energy	10.9	11.8
Banks & Thrifts	10.4	11.8
Utilities	6.9	6.2
Diversified Financial Services	6.6	6.5

Quality Diversification (% of fund's net assets)

As of October 31, 2015
AAA,AA,A	0.5%
BBB	4.2%
BB	37.5%
B	29.2%
CCC,CC,C	15.4%
Not Rated	5.2%
Equities	2.2%
Short-Term Investments and Net Other Assets	5.8%

As of April 30, 2015
BBB	4.0%
BB	33.3%
B	35.5%
CCC,CC,C	14.2%
Not Rated	4.9%
Equities	2.1%
Short-Term Investments and Net Other Assets	6.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2015*
Corporate Bonds	83.2%
Government Obligations	0.5%
Stocks	2.2%
Preferred Securities	6.4%
Bank Loan Obligations	1.9%
Short-Term Investments and Net Other Assets (Liabilities)	5.8%

 * Foreign investments - 46.1%

As of April 30, 2015*
Corporate Bonds	83.8%
Stocks	2.1%
Preferred Securities	5.7%
Bank Loan Obligations	2.4%
Short-Term Investments and Net Other Assets (Liabilities)	6.0%

 * Foreign investments - 47.6%

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 83.2%
		Principal Amount(a)	Value
Aerospace - 0.6%
Finmeccanica Finance SA 5.25% 1/21/22	EUR	$300,000	$372,128
TransDigm, Inc.:
6.5% 7/15/24		225,000	228,938
6.5% 5/15/25 (b)		135,000	137,194

TOTAL AEROSPACE			738,260

Air Transportation - 0.7%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (Reg. S)		294,000	303,526
Air Canada 7.75% 4/15/21 (b)		140,000	146,125
Continental Airlines, Inc. 6.125% 4/29/18		55,000	56,672
United Continental Holdings, Inc. 6.375% 6/1/18		45,000	47,588
XPO Logistics, Inc. 5.75% 6/15/21 (Reg. S)	EUR	300,000	298,162

TOTAL AIR TRANSPORTATION			852,073

Automotive - 0.8%
Fiat Industrial Finance Europe SA 6.25% 3/9/18	EUR	200,000	235,259
Samvardhana Motherson Automotive Systems Group BV 4.125% 7/15/21 (Reg. S)	EUR	200,000	212,846
Schaeffler Finance BV 3.5% 5/15/22 (Reg. S)	EUR	200,000	224,054
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		300,000	306,750

TOTAL AUTOMOTIVE			978,909

Automotive & Auto Parts - 0.6%
American Tire Distributors, Inc. 10.25% 3/1/22 (b)		140,000	141,400
Fiat Finance & Trade Ltd. SA 7.375% 7/9/18	EUR	450,000	556,079
Schaeffler Holding Finance BV 6.75% 11/15/22 pay-in-kind (b)(c)		45,000	49,219

TOTAL AUTOMOTIVE & AUTO PARTS			746,698

Banks & Thrifts - 6.5%
Banco Popolare Societa Cooperativa 2.75% 7/27/20 (Reg. S)	EUR	200,000	223,434
Bank of Baroda (London) 6.625% 5/25/22 (c)		100,000	103,562
Bank of Ceylon 5.325% 4/16/18 (Reg. S)		200,000	198,750
Bank of Ireland 10% 12/19/22	EUR	200,000	292,238
BBVA Bancomer SA 7.25% 4/22/20 (b)		200,000	222,016
BBVA Paraguay SA 9.75% 2/11/16 (b)		400,000	406,514
Finansbank A/S 6.25% 4/30/19 (b)		200,000	208,824
General Motors Acceptance Corp. 8% 11/1/31		257,000	314,183
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (b)		650,000	671,827
GMAC LLC:
8% 12/31/18		225,000	253,125
8% 11/1/31		1,195,000	1,448,901
GTB Finance BV 6% 11/8/18 (b)		400,000	377,000
HBOS PLC 4.5% 3/18/30 (c)	EUR	300,000	368,638
HSBK BV 7.25% 5/3/17 (b)		200,000	204,063
ICICI Bank Ltd. 6.375% 4/30/22 (Reg. S) (c)		100,000	102,620
Itau Unibanco Holding SA 6.2% 12/21/21 (b)		350,000	353,500
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (b)		400,000	408,400
Royal Bank of Scotland Group PLC:
3.625% 3/25/24 (Reg. S) (c)	EUR	200,000	225,849
5.125% 5/28/24		317,000	325,142
6% 12/19/23		210,000	228,059
Turkiye Garanti Bankasi A/S 4.75% 10/17/19 (b)		200,000	201,490
Turkiye Halk Bankasi A/S 3.875% 2/5/20 (b)		200,000	191,250
UT2 Funding PLC 5.321% 6/30/16 (d)	EUR	50,000	55,582
Zenith Bank PLC 6.25% 4/22/19 (b)		400,000	366,800

TOTAL BANKS & THRIFTS			7,751,767

Broadcasting - 0.6%
AMC Networks, Inc.:
4.75% 12/15/22		100,000	100,375
7.75% 7/15/21		5,000	5,363
Clear Channel Communications, Inc. 5.5% 12/15/16		190,000	172,900
Ottawa Holdings Pte Ltd. 5.875% 5/16/18 (Reg. S)		200,000	100,000
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		350,000	312,954

TOTAL BROADCASTING			691,592

Building Materials - 2.1%
Alam Synergy Pte. Ltd. 9% 1/29/19 (Reg. S)		200,000	192,000
CEMEX Finance LLC:
5.25% 4/1/21 (Reg. S)	EUR	100,000	110,130
6% 4/1/24 (Reg. S)		250,000	238,750
Elementia S.A.B. de CV 5.5% 1/15/25 (b)		400,000	391,000
HeidelbergCement Finance BV 3.25% 10/21/21 (Reg. S)	EUR	300,000	347,887
HMAN Finance Sub Corp. 6.375% 7/15/22 (b)		100,000	93,250
Modern Land China Co. Ltd. 13.875% 11/4/18 (Reg. S)		100,000	106,000
Nortek, Inc. 8.5% 4/15/21		120,000	127,200
Pratama Agung Pte. Ltd. 6.25% 2/24/20 (Reg. S)		200,000	195,936
Union Andina de Cementos SAA 5.875% 10/30/21 (Reg. S)		300,000	300,375
USG Corp.:
5.875% 11/1/21 (b)		50,000	52,688
9.75% 1/15/18 (c)		135,000	151,538
West China Cement Ltd. 6.5% 9/11/19		200,000	206,057

TOTAL BUILDING MATERIALS			2,512,811

Cable/Satellite TV - 3.8%
Altice SA:
7.75% 7/15/25 (b)		200,000	192,500
7.75% 7/15/25 (b)		200,000	192,500
Cable One, Inc. 5.75% 6/15/22 (b)		55,000	56,375
CCO Holdings LLC/CCO Holdings Capital Corp. 5.75% 1/15/24		615,000	624,225
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (b)		45,000	45,056
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (b)		255,000	244,989
DISH DBS Corp. 5% 3/15/23		670,000	619,750
Lynx II Corp. 6.375% 4/15/23 (b)		200,000	206,000
Myriad International Holding BV 5.5% 7/21/25 (b)		200,000	195,932
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)		210,000	220,763
Telenet Finance VI Luxembourg SCA 4.875% 7/15/27 (Reg. S)	EUR	100,000	106,556
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
3.5% 1/15/27 (Reg. S)	EUR	100,000	105,456
5.5% 9/15/22 (Reg. S)	EUR	360,000	423,589
5.5% 1/15/23 (b)		200,000	205,560
UPCB Finance VI Ltd. 6.875% 1/15/22 (b)		135,000	142,763
Virgin Media Finance PLC 4.5% 1/15/25 (Reg. S)	EUR	300,000	318,349
VTR Finance BV 6.875% 1/15/24 (b)		600,000	580,500

TOTAL CABLE/SATELLITE TV			4,480,863

Capital Goods - 0.3%
Norcell Sweden Holding 2 AB 10.75% 9/29/19 (Reg. S)	EUR	65,000	75,587
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (b)		180,000	134,100
Zoomlion HK SPV Co. Ltd. 6.125% 12/20/22 (Reg. S)		200,000	170,000

TOTAL CAPITAL GOODS			379,687

Chemicals - 1.4%
Blue Cube Spinco, Inc.:
9.75% 10/15/23 (b)		85,000	91,588
10% 10/15/25 (b)		45,000	48,825
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)		125,000	88,438
INEOS Group Holdings SA 5.75% 2/15/19 (Reg. S)	EUR	250,000	274,088
Kerling PLC 10.625% 2/1/17 (Reg. S)	EUR	200,000	222,761
LSB Industries, Inc. 7.75% 8/1/19		85,000	80,431
OCP SA 5.625% 4/25/24 (b)		200,000	208,900
Platform Specialty Products Corp. 6.5% 2/1/22 (b)		70,000	59,500
PolyOne Corp. 5.25% 3/15/23		150,000	150,375
Tronox Finance LLC 6.375% 8/15/20		20,000	14,244
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (b)		150,000	158,625
W. R. Grace & Co.-Conn. 5.625% 10/1/24 (b)		55,000	56,788
Yingde Gases Investment Ltd. 7.25% 2/28/20 (Reg. S)		200,000	170,011

TOTAL CHEMICALS			1,624,574

Consumer Products - 0.4%
Prestige Brands, Inc.:
5.375% 12/15/21 (b)		195,000	195,000
8.125% 2/1/20		25,000	26,188
Revlon Consumer Products Corp. 5.75% 2/15/21		260,000	263,250
Spectrum Brands Holdings, Inc. 6.375% 11/15/20		45,000	48,038

TOTAL CONSUMER PRODUCTS			532,476

Containers - 1.3%
Ardagh Finance Holdings SA:
8.375% 6/15/19(Reg S.) pay-in-kind (c)	EUR	200,000	221,820
8.625% 6/15/19 pay-in-kind (b)(c)		217,771	221,072
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 7% 11/15/20 (b)		35,294	35,382
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)		155,000	132,913
Crown European Holdings SA 3.375% 5/15/25	EUR	200,000	210,033
OI European Group BV 6.75% 9/15/20 (Reg. S)	EUR	300,000	383,899
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20		285,000	296,400

TOTAL CONTAINERS			1,501,519

Diversified Financial Services - 5.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 10/30/20		175,000	181,344
Aircastle Ltd. 5.125% 3/15/21		395,000	416,725
Arrow Global Finance PLC 5.217% 11/1/21 (c)	EUR	200,000	221,645
Boing Group Financing PLC 6.625% 7/15/19 (Reg. S)	EUR	100,000	103,367
CIT Group, Inc.:
5% 8/15/22		270,000	284,513
5% 8/1/23		440,000	460,900
Comcel Trust 6.875% 2/6/24 (b)		200,000	159,500
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		200,000	206,200
Garfunkelux Holdco 3 SA 7.5% 8/1/22 (Reg. S)	EUR	200,000	222,591
GCS Holdco Finance I SA 6.5% 11/15/18 (Reg. S)	EUR	100,000	113,572
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.875% 2/1/22		305,000	314,150
International Lease Finance Corp.:
5.875% 8/15/22		475,000	517,750
8.625% 1/15/22		555,000	682,650
Lock A/S 7% 8/15/21 (Reg. S)	EUR	100,000	114,968
MSCI, Inc. 5.75% 8/15/25 (b)		50,000	52,725
Navient Corp. 5% 10/26/20		54,000	50,558
SLM Corp.:
4.875% 6/17/19		30,000	29,025
5.5% 1/25/23		630,000	567,788
6.125% 3/25/24		420,000	379,050
7.25% 1/25/22		10,000	9,850
8% 3/25/20		190,000	201,400
Verisure Holding AB:
6% 11/1/22 (Reg. S)	EUR	260,000	292,342
8.75% 9/1/18 (Reg. S)	EUR	300,000	344,328

TOTAL DIVERSIFIED FINANCIAL SERVICES			5,926,941

Diversified Media - 0.4%
Lamar Media Corp. 5.875% 2/1/22		55,000	58,300
MDC Partners, Inc. 6.75% 4/1/20 (b)		30,000	30,525
National CineMedia LLC:
6% 4/15/22		300,000	312,360
7.875% 7/15/21		35,000	36,925
Outfront Media Capital LLC / Corp. 5.625% 2/15/24 (b)		25,000	26,016

TOTAL DIVERSIFIED MEDIA			464,126

Energy - 10.5%
Afren PLC 10.25% 4/8/19 (b)(d)		293,000	5,128
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
6.8037% 8/1/19 (b)(c)		215,000	116,638
7.125% 11/1/20 (b)		290,000	155,875
7.375% 11/1/21 (b)		190,000	103,550
Antero Resources Corp.:
5.125% 12/1/22		420,000	376,950
5.625% 6/1/23 (b)		80,000	73,600
Areva SA 4.875% 9/23/24	EUR	200,000	222,679
BBVA Colombia SA 4.875% 4/21/25 (b)		300,000	293,250
California Resources Corp.:
5.5% 9/15/21		320,000	220,000
6% 11/15/24		55,000	37,400
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		55,000	52,319
Chesapeake Energy Corp. 5.375% 6/15/21		430,000	278,425
China Oil & Gas Group Ltd. 5.25% 4/25/18 (Reg. S)		200,000	199,967
Citgo Holding, Inc. 10.75% 2/15/20 (b)		155,000	155,775
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.125% 3/1/22		175,000	150,500
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		15,000	14,738
Diamondback Energy, Inc. 7.625% 10/1/21		135,000	143,775
EDC Finance Ltd. 4.875% 4/17/20 (b)		400,000	356,000
Energy Transfer Equity LP 7.5% 10/15/20		30,000	32,256
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.375% 6/15/23		95,000	71,488
7.75% 9/1/22		110,000	84,700
9.375% 5/1/20		390,000	339,300
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		250,000	211,250
Forum Energy Technologies, Inc. 6.25% 10/1/21		75,000	62,813
Gazprom OAO 3.6% 2/26/21	EUR	200,000	208,410
Gibson Energy, Inc. 6.75% 7/15/21 (b)		370,000	357,975
Gulfmark Offshore, Inc. 6.375% 3/15/22		340,000	209,950
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		320,000	289,600
5.75% 10/1/25 (b)		200,000	185,000
7.625% 4/15/21 (b)		10,000	10,175
Hornbeck Offshore Services, Inc.:
5% 3/1/21		5,000	3,825
5.875% 4/1/20		80,000	64,400
Kosmos Energy Ltd. 7.875% 8/1/21 (b)		200,000	174,000
Laredo Petroleum, Inc.:
5.625% 1/15/22		340,000	319,600
6.25% 3/15/23		105,000	100,800
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 9/15/21		20,000	4,806
7.75% 2/1/21		5,000	1,150
MIE Holdings Corp. 6.875% 2/6/18 (Reg S.)		100,000	60,563
Noble Energy, Inc.:
5.625% 5/1/21		225,000	228,148
5.875% 6/1/24		140,000	140,580
Oasis Petroleum, Inc. 6.875% 3/15/22		45,000	38,363
Pacific Drilling V Ltd. 7.25% 12/1/17 (b)		380,000	258,400
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (b)		500,000	205,000
Pan American Energy LLC 7.875% 5/7/21 (b)		500,000	501,451
Puma International Financing SA 6.75% 2/1/21 (Reg. S)		200,000	202,312
Range Resources Corp. 4.875% 5/15/25 (b)		195,000	174,525
Rice Energy, Inc. 7.25% 5/1/23 (b)		40,000	37,000
Rose Rock Midstream LP/ Rose Rock Finance Corp. 5.625% 7/15/22		125,000	106,250
RSP Permian, Inc. 6.625% 10/1/22		75,000	74,250
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (c)		760,000	754,300
5.625% 4/15/23		225,000	218,953
5.625% 3/1/25 (b)		45,000	43,144
5.75% 5/15/24		80,000	77,200
SemGroup Corp. 7.5% 6/15/21		370,000	351,500
Sibur Securities Ltd. 3.914% 1/31/18 (b)		250,000	241,875
SM Energy Co. 5.625% 6/1/25		40,000	36,400
Summit Midstream Holdings LLC 7.5% 7/1/21		100,000	97,500
Sunoco LP / Sunoco Finance Corp. 6.375% 4/1/23 (b)		60,000	60,450
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/18 (b)		305,000	300,425
6.375% 8/1/22		60,000	58,200
Teine Energy Ltd. 6.875% 9/30/22 (b)		145,000	130,500
TerraForm Power Operating LLC:
5.875% 2/1/23 (b)		55,000	50,738
6.125% 6/15/25 (b)		25,000	22,500
Transocean, Inc.:
6% 3/15/18		130,000	121,940
6.875% 12/15/21		270,000	213,638
Transportadora de Gas del Sur SA 9.625% 5/14/20 (b)		524,847	520,911
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23		40,000	40,800
Western Refining, Inc. 6.25% 4/1/21		105,000	104,475
WPX Energy, Inc.:
7.5% 8/1/20		65,000	60,775
8.25% 8/1/23		100,000	94,000
YPF SA:
8.5% 7/28/25 (b)		400,000	393,200
8.875% 12/19/18 (b)		200,000	206,500
Zhaikmunai International BV 7.125% 11/13/19 (b)		600,000	489,000

TOTAL ENERGY			12,403,833

Entertainment/Film - 0.3%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.25% 2/15/22		160,000	164,400
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (b)		170,000	175,525

TOTAL ENTERTAINMENT/FILM			339,925

Environmental - 0.3%
Clean Harbors, Inc. 5.125% 6/1/21		100,000	102,650
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		200,000	205,000

TOTAL ENVIRONMENTAL			307,650

Food & Drug Retail - 1.9%
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (b)		102,000	115,005
Rite Aid Corp.:
6.875% 12/15/28 (b)(c)		705,000	846,000
7.7% 2/15/27		711,000	901,193
Tesco Corporate Treasury Services PLC 2.5% 7/1/24 (Reg. S)	EUR	200,000	200,125
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (b)		165,000	170,775

TOTAL FOOD & DRUG RETAIL			2,233,098

Food/Beverage/Tobacco - 2.6%
Agrokor d.d. 9.875% 5/1/19 (Reg. S)	EUR	300,000	353,707
ESAL GmbH 6.25% 2/5/23 (b)		155,000	151,125
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (b)		470,000	489,975
Gruma S.A.B. de CV 4.875% 12/1/24 (b)		300,000	317,250
JBS Investments GmbH 7.25% 4/3/24 (b)		210,000	215,775
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.75% 6/15/25 (b)		65,000	62,888
Minerva Luxembourg SA 7.75% 1/31/23 (b)		600,000	592,500
Post Holdings, Inc.:
6% 12/15/22 (b)		90,000	90,450
6.75% 12/1/21 (b)		370,000	382,950
7.75% 3/15/24 (b)		65,000	69,225
8% 7/15/25 (b)		35,000	37,975
R&R Ice Cream PLC 9.25% 5/15/18 pay-in-kind (Reg. S) (c)	EUR	250,000	277,662

TOTAL FOOD/BEVERAGE/TOBACCO			3,041,482

Gaming - 1.9%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22		405,000	335,138
Cirsa Funding Luxembourg SA 8.75% 5/15/18 (Reg. S)	EUR	150,000	167,009
Cleopatra Finance Ltd. 4.75% 2/15/23 (Reg. S)	EUR	200,000	212,782
Eldorado Resorts, Inc. 7% 8/1/23 (b)		10,000	10,125
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (b)		130,000	134,550
MGM Mirage, Inc. 8.625% 2/1/19		315,000	355,950
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21		305,000	292,038
Scientific Games Corp. 10% 12/1/22		245,000	216,825
Studio City Finance Ltd. 8.5% 12/1/20 (b)		200,000	202,500
Wynn Macau Ltd. 5.25% 10/15/21 (b)		300,000	274,500

TOTAL GAMING			2,201,417

Healthcare - 5.3%
Acadia Healthcare Co., Inc. 5.625% 2/15/23		45,000	45,056
Alere, Inc. 6.375% 7/1/23 (b)		35,000	36,400
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		75,000	69,938
Cerba European Lab SAS 7% 2/1/20 (Reg. S)	EUR	200,000	229,277
Concordia Healthcare Corp. 7% 4/15/23 (b)		30,000	26,100
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		40,000	41,020
DaVita HealthCare Partners, Inc. 5% 5/1/25		145,000	143,941
Endo Finance LLC 5.375% 1/15/23 (b)		20,000	19,614
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (b)		400,000	400,000
6% 2/1/25 (b)		295,000	292,788
Ephios Bondco PLC 6.25% 7/1/22	EUR	200,000	229,827
Eurofins Scientific SA 3.375% 1/30/23 (Reg. S)	EUR	200,000	217,429
FMC Finance VII SA 5.25% 2/15/21	EUR	250,000	319,077
HCA Holdings, Inc.:
5% 3/15/24		185,000	190,550
5.375% 2/1/25		165,000	169,331
5.875% 3/15/22		424,000	466,400
6.5% 2/15/20		245,000	274,094
7.5% 2/15/22		180,000	207,000
HealthSouth Corp. 5.75% 11/1/24		100,000	100,000
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375% 8/1/23 (b)		80,000	80,100
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (b)(c)		45,000	45,956
Kindred Escrow Corp. II 8.75% 1/15/23		35,000	36,488
Quintiles Transnational Corp. 4.875% 5/15/23 (b)		60,000	61,687
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		155,000	161,006
5.5% 2/1/21		120,000	125,364
Tenet Healthcare Corp.:
6.75% 6/15/23		140,000	138,950
8.125% 4/1/22		655,000	692,663
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)		195,000	169,650
5.5% 3/1/23 (b)		115,000	96,600
5.625% 12/1/21 (b)		155,000	134,463
5.875% 5/15/23 (b)		520,000	437,775
6.125% 4/15/25 (b)		205,000	172,456
6.75% 8/15/21 (b)		40,000	35,600
7.25% 7/15/22 (b)		25,000	22,250
7.5% 7/15/21 (b)		313,000	285,613
Wellcare Health Plans, Inc. 5.75% 11/15/20		100,000	104,500

TOTAL HEALTHCARE			6,278,963

Homebuilders/Real Estate - 5.4%
Agile Property Holdings Ltd. 8.875% 4/28/17 (Reg. S)		300,000	304,500
Aldesa Financial Services SA 7.25% 4/1/21 (Reg. S)	EUR	150,000	143,504
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (b)		405,000	374,625
Beazer Homes U.S.A., Inc. 7.25% 2/1/23		140,000	131,950
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (b)		85,000	85,213
CBRE Group, Inc. 5% 3/15/23		450,000	457,081
Cementos Progreso Trust 7.125% 11/6/23 (b)		200,000	207,500
CIFI Holdings Group Co. Ltd. 8.875% 1/27/19 (Reg. S)		200,000	210,744
Communications Sales & Leasing, Inc. 6% 4/15/23 (b)		40,000	38,900
Country Garden Holdings Co. Ltd. 7.25% 4/4/21 (Reg. S)		200,000	208,600
Evergrande Real Estate Group Ltd. 8.75% 10/30/18 (Reg. S)		200,000	202,260
Future Land Development Holding Ltd. 10.25% 1/31/18 (Reg. S)		100,000	106,375
Grand City Properties SA 3.75% (c)(e)	EUR	100,000	104,329
Howard Hughes Corp. 6.875% 10/1/21 (b)		225,000	234,000
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		15,000	14,963
11.5% 7/20/20 (Reg. S)		105,000	112,350
KWG Property Holding Ltd. 8.25% 8/5/19 (Reg. S)		200,000	207,250
Lodha Developers International Ltd. 12% 3/13/20 (Reg. S)		200,000	175,752
Logan Property Holdings Co. Ltd. 11.25% 6/4/19 (Reg. S)		200,000	219,005
Odebrecht Finance Ltd. 4.375% 4/25/25 (b)		200,000	120,400
Powerlong Real Estate Holding Ltd. 11.25% 1/25/18 (Reg. S)		100,000	104,750
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)		340,000	350,200
Ryland Group, Inc. 5.375% 10/1/22		55,000	56,100
Shea Homes Ltd. Partnershp/Corp.:
5.875% 4/1/23 (b)		30,000	31,388
6.125% 4/1/25 (b)		30,000	31,425
Shimao Property Holdings Ltd. 8.125% 1/22/21 (Reg. S)		200,000	214,772
SOHO China Ltd. 7.125% 11/7/22 (Reg. S)		200,000	207,000
Times Property Holdings Ltd. 12.625% 3/21/19 (Reg. S)		200,000	222,297
Trillion Chance Ltd. 8.5% 1/10/19		200,000	204,501
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23		90,000	86,400
William Lyon Homes, Inc.:
7% 8/15/22		160,000	165,800
8.5% 11/15/20		215,000	231,125
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (b)		265,000	246,450
Wuzhou International Holdings Ltd. 13.75% 9/26/18 (Reg. S)		100,000	102,536
Yanlord Land Group Ltd. 10.625% 3/29/18		200,000	210,000
Yuzhou Properties Co. 8.75% 10/4/18 (Reg. S)		200,000	210,513

TOTAL HOMEBUILDERS/REAL ESTATE			6,334,558

Hotels - 0.2%
Choice Hotels International, Inc. 5.75% 7/1/22		45,000	48,263
FelCor Lodging LP 6% 6/1/25		35,000	36,225
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21		150,000	157,001

TOTAL HOTELS			241,489

Insurance - 0.4%
Alliant Holdings Co.-Issuer, Inc. / Wayne Merger Sub, LLC 8.25% 8/1/23 (b)		170,000	168,938
Assicurazioni Generali SpA 10.125% 7/10/42 (c)	EUR	100,000	147,299
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)		140,000	139,650

TOTAL INSURANCE			455,887

Leisure - 0.1%
24 Hour Holdings III LLC 8% 6/1/22 (b)		100,000	82,000
Metals/Mining - 1.7%
Abja Investment Co. Pte Ltd. 5.95% 7/31/24 (Reg. S)		200,000	186,184
Alpha Natural Resources, Inc. 9.75% 4/15/18 (d)		210,000	7,350
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (b)		50,000	49,250
Favor Sea Ltd. 11.75% 2/4/19 (Reg. S)		100,000	82,000
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		400,000	324,000
Mongolian Mining Corp. 8.875% 3/29/17 (Reg. S)		100,000	43,400
Murray Energy Corp. 11.25% 4/15/21 (b)		280,000	74,900
Nord Gold NV 6.375% 5/7/18 (b)		200,000	204,662
Peabody Energy Corp.:
6.25% 11/15/21		135,000	17,888
10% 3/15/22 (b)		85,000	22,950
Prince Mineral Holding Corp. 11.5% 12/15/19 (b)		55,000	46,200
Samarco Mineracao SA 5.75% 10/24/23 (Reg. S)		250,000	222,425
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (b)		115,000	107,813
Southern Copper Corp. 7.5% 7/27/35		250,000	259,141
Vedanta Resources PLC 8.25% 6/7/21 (Reg. S)		200,000	160,000
Walter Energy, Inc.:
9.5% 10/15/19 (b)(d)		225,000	68,625
12% 4/1/20 pay-in-kind (b)(c)(d)		175,100	4,378
Yancoal International Resources Development Co. Ltd. 5.73% 5/16/22 (Reg. S)		200,000	173,610

TOTAL METALS/MINING			2,054,776

Paper - 0.7%
Ence Energia Y Celulosa SA 5.375% 11/1/22 (Reg. S)	EUR	300,000	333,903
Smurfit Kappa Acquisitions 3.25% 6/1/21 (Reg. S)	EUR	400,000	461,633

TOTAL PAPER			795,536

Publishing/Printing - 0.7%
Cenveo Corp. 6% 8/1/19 (b)		145,000	127,238
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (c)		285,000	312,075
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)		345,000	351,038

TOTAL PUBLISHING/PRINTING			790,351

Restaurants - 0.3%
1011778 BC ULC/New Red Finance, Inc. 4.625% 1/15/22 (b)		70,000	71,050
Landry's Acquisition Co. 9.375% 5/1/20 (b)		105,000	112,613
Landry's Holdings II, Inc. 10.25% 1/1/18 (b)		125,000	128,750

TOTAL RESTAURANTS			312,413

Services - 2.6%
APX Group, Inc.:
6.375% 12/1/19		450,000	437,625
8.75% 12/1/20		705,000	581,625
Audatex North America, Inc. 6% 6/15/21 (b)		270,000	271,893
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (b)		95,000	95,831
FTI Consulting, Inc. 6% 11/15/22		205,000	217,300
Garda World Security Corp.:
7.25% 11/15/21 (b)		160,000	146,000
7.25% 11/15/21 (b)		100,000	91,250
Hertz Corp. 6.25% 10/15/22		105,000	109,725
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (b)		220,000	158,400
Laureate Education, Inc. 9.25% 9/1/19 (b)(c)		920,000	731,400
NES Rentals Holdings, Inc. 7.875% 5/1/18 (b)		70,000	69,738
TMS International Corp. 7.625% 10/15/21 (b)		55,000	50,325
United Rentals North America, Inc.:
4.625% 7/15/23		75,000	75,328
5.5% 7/15/25		60,000	59,850

TOTAL SERVICES			3,096,290

Steel - 1.2%
Cliffs Natural Resources, Inc. 8.25% 3/31/20 (b)		90,000	80,550
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		200,000	190,500
JMC Steel Group, Inc. 8.25% 3/15/18 (b)		710,000	482,800
Metinvest BV 10.25% 1/31/16 (b)		75,000	52,515
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		270,000	235,575
11.25% 10/15/18		134,000	116,580
Steel Capital SA 5.9% 10/17/22 (Reg. S)		200,000	194,762
ThyssenKrupp Finance Nederland BV 8.5% 2/25/16	EUR	100,000	112,625

TOTAL STEEL			1,465,907

Super Retail - 0.8%
InRetail Shopping Malls 6.5% 7/9/21 (b)		200,000	204,500
JC Penney Corp., Inc.:
5.65% 6/1/20		260,000	237,900
5.75% 2/15/18		80,000	77,800
7.4% 4/1/37		85,000	64,600
L Brands, Inc. 6.875% 11/1/35 (b)		90,000	93,488
MPM Global Pte Ltd. 6.75% 9/19/19 (Reg. S)		100,000	94,985
Sonic Automotive, Inc.:
5% 5/15/23		40,000	38,900
7% 7/15/22		105,000	111,825

TOTAL SUPER RETAIL			923,998

Technology - 2.7%
Activision Blizzard, Inc. 6.125% 9/15/23 (b)		260,000	283,075
ADT Corp. 6.25% 10/15/21		235,000	253,800
BCP Singapore VI Cayman Financing Co. Ltd. 8% 4/15/21 (b)		200,000	176,200
Blue Coat Systems, Inc. 8.375% 6/1/23 (b)		340,000	351,900
BMC Software Finance, Inc. 8.125% 7/15/21 (b)		285,000	220,519
BMC Software, Inc. 7.25% 6/1/18		15,000	13,200
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (b)(c)		330,000	235,950
Brocade Communications Systems, Inc. 4.625% 1/15/23		135,000	131,625
CDW LLC/CDW Finance Corp. 6% 8/15/22		255,000	273,676
Emdeon, Inc. 6% 2/15/21 (b)		70,000	68,688
Ensemble S Merger Sub, Inc. 9% 9/30/23 (b)		125,000	125,313
Entegris, Inc. 6% 4/1/22 (b)		70,000	72,100
First Data Corp. 11.25% 1/15/21		348,000	385,045
Global Cash Access, Inc. 10% 1/15/22 (b)		35,000	31,850
Lucent Technologies, Inc. 6.45% 3/15/29		425,000	448,906
Sensata Technologies BV 4.875% 10/15/23 (b)		120,000	117,450

TOTAL TECHNOLOGY			3,189,297

Telecommunications - 11.7%
Alcatel-Lucent U.S.A., Inc. 6.75% 11/15/20 (b)		92,000	97,750
Altice Financing SA 6.625% 2/15/23 (b)		200,000	200,500
Altice Finco SA 8.125% 1/15/24 (b)		200,000	199,000
Altice SA:
7.625% 2/15/25 (b)		400,000	367,800
7.75% 5/15/22 (b)		485,000	466,813
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		400,000	412,000
8.625% 5/6/19 (Reg. S)		200,000	206,000
Broadview Networks Holdings, Inc. 10.5% 11/15/17		187,500	172,266
Cellnex Telecom Sau 3.125% 7/27/22 (Reg. S)	EUR	200,000	214,982
Columbus International, Inc. 7.375% 3/30/21 (b)		325,000	338,000
Digicel Group Ltd.:
6% 4/15/21 (Reg. S)		200,000	180,000
8.25% 9/30/20 (b)		675,000	597,375
DigitalGlobe, Inc. 5.25% 2/1/21 (b)		130,000	116,945
FairPoint Communications, Inc. 8.75% 8/15/19 (b)		245,000	252,350
Frontier Communications Corp.:
8.875% 9/15/20 (b)		40,000	41,525
10.5% 9/15/22 (b)		70,000	72,625
GCI, Inc. 6.875% 4/15/25		85,000	87,550
GCX Ltd. 7% 8/1/19 (Reg. S)		200,000	194,932
Globo Comunicacao e Participacoes SA 4.875% 4/11/22 (Reg. S)		250,000	248,750
Intelsat Jackson Holdings SA:
5.5% 8/1/23		165,000	136,022
6.625% 12/15/22 (Reg. S)		345,000	272,550
Intelsat Luxembourg SA 8.125% 6/1/23		285,000	168,863
Millicom International Cellular SA 6.625% 10/15/21 (b)		200,000	182,000
MTS International Funding Ltd.:
5% 5/30/23 (b)		350,000	323,313
8.625% 6/22/20 (b)		300,000	332,629
Neptune Finco Corp.:
6.625% 10/15/25 (b)		200,000	210,500
10.125% 1/15/23 (b)		350,000	370,125
10.875% 10/15/25 (b)		400,000	427,000
Numericable Group SA 6% 5/15/22 (b)		405,000	406,013
Play Topco SA 7.75% 2/28/20 (Reg. S) (c)	EUR	200,000	225,428
Sable International Finance Ltd. 6.875% 8/1/22 (b)		600,000	610,500
SBA Communications Corp. 4.875% 7/15/22		305,000	311,847
Sprint Capital Corp.:
6.875% 11/15/28		205,000	170,150
6.9% 5/1/19		615,000	590,400
8.75% 3/15/32		175,000	157,500
Sprint Corp.:
7.125% 6/15/24		370,000	324,906
7.875% 9/15/23		545,000	504,125
T-Mobile U.S.A., Inc.:
6.25% 4/1/21		180,000	185,832
6.625% 4/1/23		325,000	332,007
6.731% 4/28/22		205,000	211,663
6.836% 4/28/23		285,000	294,263
TBG Global Pte. Ltd.:
4.625% 4/3/18 (b)		200,000	199,000
5.25% 2/10/22 (Reg. S)		200,000	191,503
Telecom Italia SpA 4.875% 9/25/20 (Reg. S)	EUR	500,000	622,623
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		400,000	362,000
Telenet Finance Luxembourg S.C.A. 6.25% 8/15/22 (Reg. S)	EUR	100,000	118,350
UPCB Finance IV Ltd. 4% 1/15/27 (Reg. S)	EUR	200,000	206,624
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (b)		300,000	318,967
Wind Acquisition Finance SA:
4% 7/15/20 (Reg S.)	EUR	350,000	390,170
4.75% 7/15/20 (b)		270,000	274,725

TOTAL TELECOMMUNICATIONS			13,898,761

Textiles/Apparel - 0.3%
Golden Legacy Pte Ltd. 9% 4/24/19 (Reg. S)		200,000	191,250
Novalis Sas 3% 4/30/22 (Reg. S)	EUR	200,000	212,804

TOTAL TEXTILES/APPAREL			404,054

Transportation Ex Air/Rail - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		155,000	148,413
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19		58,000	62,930
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		155,000	98,425

TOTAL TRANSPORTATION EX AIR/RAIL			309,768

Utilities - 6.8%
Calpine Corp. 7.875% 1/15/23 (b)		206,000	221,193
Dynegy, Inc.:
6.75% 11/1/19		125,000	124,688
7.375% 11/1/22		125,000	125,313
7.625% 11/1/24		165,000	165,413
Enel SpA 5% 1/15/75 (c)	EUR	200,000	230,970
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (d)		63,474	67,124
12.25% 3/1/22 (b)(d)		1,154,435	1,236,689
GenOn Energy, Inc. 9.875% 10/15/20		385,000	319,069
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		60,000	55,200
7% 6/15/23		85,000	79,900
InterGen NV 7% 6/30/23 (b)		610,000	526,125
Listrindo Capital BV 6.95% 2/21/19 (b)		200,000	208,120
Majapahit Holding BV 7.875% 6/29/37 (Reg. S)		200,000	224,250
NRG Energy, Inc. 6.625% 3/15/23		445,000	413,850
NSG Holdings II, LLC 7.75% 12/15/25 (b)		351,483	388,388
Petrobras International Finance Co. Ltd. 5.375% 1/27/21		200,000	162,750
PPL Energy Supply LLC 6.5% 6/1/25 (b)		65,000	57,688
RJS Power Holdings LLC 5.125% 7/15/19 (b)		410,000	375,068
Techem GmbH 6.125% 10/1/19 (Reg. S)	EUR	300,000	345,779
TXU Corp.:
5.55% 11/15/14 (d)		1,361,000	1,333,780
6.5% 11/15/24 (d)		475,000	465,500
6.55% 11/15/34 (d)		1,000,000	980,000

TOTAL UTILITIES			8,106,857

TOTAL NONCONVERTIBLE BONDS
(Cost $102,771,643)			98,450,606

Government Obligations - 0.5%
Germany - 0.5%
German Federal Republic 0% 12/11/15 (Cost $634,222)	EUR	575,000	632,448
		Shares	Value

Common Stocks - 1.6%
Automotive & Auto Parts - 0.4%
Chassix Holdings, Inc.		3,510	81,011
General Motors Co.		5,768	201,361
Trinseo SA (f)		4,200	136,290

TOTAL AUTOMOTIVE & AUTO PARTS			418,662

Broadcasting - 0.0%
Cumulus Media, Inc. Class A (f)		83,000	38,105
Chemicals - 0.2%
LyondellBasell Industries NV Class A		2,500	232,275
Westlake Chemical Partners LP		100	1,807

TOTAL CHEMICALS			234,082

Energy - 0.1%
The Williams Companies, Inc.		1,900	74,936
Healthcare - 0.2%
HCA Holdings, Inc. (f)		3,300	227,007
Legend Acquisition, Inc. (f)		2,128	31,920
Legend Acquisition, Inc.:
Class A warrants (f)		2,195	0
Class B warrants (f)		2,894	0

TOTAL HEALTHCARE			258,927

Homebuilders/Real Estate - 0.0%
Realogy Holdings Corp. (f)		1,300	50,830
Hotels - 0.3%
Extended Stay America, Inc. unit		15,000	288,000
Services - 0.3%
ARAMARK Holdings Corp.		7,900	239,765
United Rentals, Inc. (f)		1,800	134,748
WP Rocket Holdings, Inc. (f)(g)		356,213	21,373

TOTAL SERVICES			395,886

Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (f)		12,187	18,281
Utilities - 0.1%
NRG Yield, Inc. Class C		7,000	101,080
TOTAL COMMON STOCKS
(Cost $2,667,632)			1,878,789

Preferred Stocks - 0.6%
Convertible Preferred Stocks - 0.3%
Healthcare - 0.2%
Allergan PLC 5.50%		200	209,326
Homebuilders/Real Estate - 0.1%
American Tower Corp. 5.50%		1,100	114,950

TOTAL CONVERTIBLE PREFERRED STOCKS			324,276

Nonconvertible Preferred Stocks - 0.3%
Banks & Thrifts - 0.3%
Ally Financial, Inc. 7.00% (b)		355	361,800
TOTAL PREFERRED STOCKS
(Cost $636,284)			686,076
		Principal Amount(a)	Value

Bank Loan Obligations - 1.9%
Automotive & Auto Parts - 0.1%
Chassix, Inc. term loan 12% 7/29/19		44,996	45,446
Cable/Satellite TV - 0.3%
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.5% 1/7/22 (c)		20,000	19,430
Tranche 2LN, term loan 7.75% 7/7/23 (c)		85,000	81,175
Numericable LLC Tranche B 6LN, term loan 1/22/23 (h)		295,000	291,513

TOTAL CABLE/SATELLITE TV			392,118

Diversified Media - 0.4%
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (c)		435,356	433,180
Energy - 0.2%
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (c)		59,797	58,601
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (c)		158,794	102,621
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (c)		48,875	26,311
Panda Sherman Power, LLC term loan 9% 9/14/18 (c)		64,370	57,933
Targa Resources Corp. term loan 5.75% 2/27/22 (c)		27,907	27,802

TOTAL ENERGY			273,268

Healthcare - 0.2%
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (c)		130,000	130,975
Tranche B 1LN, term loan 4.5% 4/23/21 (c)		103,688	103,267
U.S. Renal Care, Inc. Tranche 2LN, term loan 8.5% 1/3/20 (c)		20,000	20,175

TOTAL HEALTHCARE			254,417

Homebuilders/Real Estate - 0.1%
DTZ U.S. Borrower LLC Tranche 2LN, term loan 9.25% 11/4/22 (c)		55,000	54,588
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (c)		62,581	61,955

TOTAL HOMEBUILDERS/REAL ESTATE			116,543

Metals/Mining - 0.0%
Ameriforge Group, Inc. Tranche B 2LN, term loan 8.75% 12/19/20 (c)		20,000	11,133
Services - 0.2%
KC Mergersub, Inc. Tranche 1LN, term loan 6% 8/13/22 (c)		195,000	191,344
Technology - 0.4%
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (c)		310,000	313,230
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (c)		108,350	104,648
Tranche 2LN, term loan 8% 4/9/22 (c)		95,000	91,200

TOTAL TECHNOLOGY			509,078

Telecommunications - 0.0%
LTS Buyer LLC Tranche 2LN, term loan 8% 4/12/21 (c)		6,325	6,146
TOTAL BANK LOAN OBLIGATIONS
(Cost $2,302,064)			2,232,673

Preferred Securities - 6.4%
Banks & Thrifts - 3.6%
Banco Do Brasil SA 9% (b)(c)(e)		250,000	180,861
Bank of America Corp.:
5.2% (c)(e)		345,000	333,848
6.1% (c)(e)		105,000	106,973
Bank of East Asia Ltd. 8.5% (c)(e)		100,000	118,156
Barclays Bank PLC 7.625% 11/21/22		455,000	535,013
Barclays PLC 8% (c)(e)	EUR	200,000	242,000
Chong Hing Bank Ltd. 6.5% (c)(e)		200,000	207,378
Credit Agricole SA:
6.5%(Reg S.) (c)(e)	EUR	200,000	223,118
6.625% (b)(c)(e)		315,000	312,511
ICICI Bank Ltd. 7.25% (Reg S.) (c)(e)		200,000	203,080
Intesa Sanpaolo SpA 8.047% (c)(e)	EUR	250,000	314,237
JPMorgan Chase & Co. 5.15% (c)(e)		415,000	410,124
Royal Bank of Scotland Group PLC:
7.0916% (c)(e)	EUR	50,000	58,044
7.5% (c)(e)		200,000	208,319
8% (c)(e)		450,000	473,415
UniCredit International Bank Luxembourg SA 8.125% (c)(e)	EUR	200,000	256,395
Wells Fargo & Co. 5.875% (c)(e)		70,000	75,601

TOTAL BANKS & THRIFTS			4,259,073

Consumer Products - 0.4%
Cosan Overseas Ltd. 8.25% (e)		600,000	512,837
Diversified Financial Services - 1.6%
Baggot Securities Ltd. 10.24% (Reg. S) (e)	EUR	100,000	118,870
Citigroup, Inc. 5.35% (c)(e)		1,480,000	1,444,428
Hutchison Whampoa Europe Finance, Ltd. 3.75% (Reg. S) (c)(e)	EUR	250,000	281,230

TOTAL DIVERSIFIED FINANCIAL SERVICES			1,844,528

Energy - 0.1%
Gas Natural Fenosa Finance BV 4.125% (c)(e)	EUR	100,000	107,726
Insurance - 0.1%
Groupama SA 6.298% (c)(e)	EUR	100,000	111,588
Telecommunications - 0.6%
Koninklijke KPN NV 6.125% (Reg S.) (c)(e)	EUR	200,000	233,577
Telefonica Europe BV:
5% (Reg. S) (c)(e)	EUR	300,000	345,818
6.5% (c)(e)	EUR	100,000	115,463

TOTAL TELECOMMUNICATIONS			694,858

TOTAL PREFERRED SECURITIES
(Cost $7,746,200)			7,530,610
		Shares	Value

Money Market Funds - 5.6%
Fidelity Cash Central Fund, 0.18% (i)
(Cost $6,697,990)		6,697,990	6,697,990
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $123,456,035)			118,109,192
NET OTHER ASSETS (LIABILITIES) - 0.2%			187,214
NET ASSETS - 100%			$118,296,406

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,364,315 or 35.0% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Non-income producing

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,373 or 0.0% of net assets.

 (h) The coupon rate will be determined upon settlement of the loan after period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$184,731

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,051

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$848,242	$767,231	$--	$81,011
Energy	74,936	74,936	--	--
Financials	527,580	165,780	361,800	--
Health Care	468,253	436,333	--	31,920
Industrials	156,121	134,748	--	21,373
Materials	370,372	370,372	--	--
Telecommunication Services	18,281	18,281	--	--
Utilities	101,080	101,080	--	--
Corporate Bonds	98,450,606	--	98,450,606	--
Government Obligations	632,448	--	632,448	--
Bank Loan Obligations	2,232,673	--	1,994,297	238,376
Preferred Securities	7,530,610	--	7,530,610	--
Money Market Funds	6,697,990	6,697,990	--	--
Total Investments in Securities:	$118,109,192	$8,766,751	$108,969,761	$372,680

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	53.9%
Luxembourg	6.6%
Cayman Islands	4.9%
Netherlands	4.5%
United Kingdom	4.1%
Ireland	2.5%
Canada	2.4%
Argentina	1.7%
France	1.7%
Bermuda	1.5%
Mexico	1.5%
Germany	1.4%
Singapore	1.4%
Italy	1.3%
Brazil	1.1%
British Virgin Islands	1.1%
Others (Individually Less Than 1%)	8.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2015 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $116,758,045)	$111,411,202
Fidelity Central Funds (cost $6,697,990)	6,697,990
Total Investments (cost $123,456,035)		$118,109,192
Cash		20,071
Foreign currency held at value (cost $2,261)		2,261
Receivable for investments sold		324,130
Receivable for fund shares sold		83,520
Dividends receivable		12,735
Interest receivable		1,824,075
Distributions receivable from Fidelity Central Funds		1,129
Prepaid expenses		386
Receivable from investment adviser for expense reductions		10,271
Other receivables		146
Total assets		120,387,916
Liabilities
Payable for investments purchased	$1,686,908
Payable for fund shares redeemed	172,033
Distributions payable	86,123
Accrued management fee	69,829
Distribution and service plan fees payable	4,781
Other affiliated payables	29,529
Other payables and accrued expenses	42,307
Total liabilities		2,091,510
Net Assets		$118,296,406
Net Assets consist of:
Paid in capital		$124,822,583
Undistributed net investment income		675,088
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,850,500)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(5,350,765)
Net Assets		$118,296,406
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($6,400,437 ÷ 702,809 shares)		$9.11
Maximum offering price per share (100/96.00 of $9.11)		$9.49
Class T:
Net Asset Value and redemption price per share ($1,647,617 ÷ 180,934 shares)		$9.11
Maximum offering price per share (100/96.00 of $9.11)		$9.49
Class C:
Net Asset Value and offering price per share ($3,777,472 ÷ 414,824 shares)(a)		$9.11
Global High Income:
Net Asset Value, offering price and redemption price per share ($103,605,788 ÷ 11,376,412 shares)		$9.11
Class I:
Net Asset Value, offering price and redemption price per share ($2,865,092 ÷ 314,592 shares)		$9.11

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2015 (Unaudited)
Investment Income
Dividends		$288,296
Interest		3,763,484
Income from Fidelity Central Funds		5,051
Total income		4,056,831
Expenses
Management fee	$458,830
Transfer agent fees	158,462
Distribution and service plan fees	29,177
Accounting fees and expenses	33,455
Custodian fees and expenses	7,141
Independent trustees' compensation	302
Registration fees	27,556
Audit	34,624
Legal	21,464
Miscellaneous	750
Total expenses before reductions	771,761
Expense reductions	(93,275)	678,486
Net investment income (loss)		3,378,345
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,702,322)
Foreign currency transactions	18,251
Total net realized gain (loss)		(1,684,071)
Change in net unrealized appreciation (depreciation) on: Investment securities	(5,242,069)
Assets and liabilities in foreign currencies	(819)
Total change in net unrealized appreciation (depreciation)		(5,242,888)
Net gain (loss)		(6,926,959)
Net increase (decrease) in net assets resulting from operations		$(3,548,614)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,378,345	$11,481,444
Net realized gain (loss)	(1,684,071)	6,077,307
Change in net unrealized appreciation (depreciation)	(5,242,888)	(13,384,500)
Net increase (decrease) in net assets resulting from operations	(3,548,614)	4,174,251
Distributions to shareholders from net investment income	(3,467,983)	(11,482,978)
Distributions to shareholders from net realized gain	–	(6,017,381)
Total distributions	(3,467,983)	(17,500,359)
Share transactions - net increase (decrease)	(9,495,762)	(214,818,457)
Redemption fees	24,335	65,173
Total increase (decrease) in net assets	(16,488,024)	(228,079,392)
Net Assets
Beginning of period	134,784,430	362,863,822
End of period (including undistributed net investment income of $675,088 and undistributed net investment income of $764,726, respectively)	$118,296,406	$134,784,430

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global High Income Fund Class A

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$9.60	$10.21	$10.46	$9.74	$10.00
Income from Investment Operations
Net investment income (loss)B	.234	.476	.506	.526	.476
Net realized and unrealized gain (loss)	(.485)	(.293)C	(.036)	.714	(.317)
Total from investment operations	(.251)	.183	.470	1.240	.159
Distributions from net investment income	(.241)	(.486)	(.483)	(.477)	(.423)
Distributions from net realized gain	–	(.310)	(.239)	(.046)	–
Total distributions	(.241)	(.796)	(.722)	(.523)	(.423)
Redemption fees added to paid in capitalB	.002	.003	.002	.003	.004
Net asset value, end of period	$9.11	$9.60	$10.21	$10.46	$9.74
Total ReturnD,E,F	(2.61)%	1.97%C	4.86%	13.13%	1.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.32%I	1.28%	1.23%	1.24%	1.38%I
Expenses net of fee waivers, if any	1.25%I	1.25%	1.23%	1.24%	1.25%I
Expenses net of all reductions	1.25%I	1.25%	1.23%	1.24%	1.25%I
Net investment income (loss)	5.00%I	4.82%	5.03%	5.25%	5.15%I
Supplemental Data
Net assets, end of period (000 omitted)	$6,400	$7,036	$8,000	$6,419	$10,102
Portfolio turnover rateJ	45%I	44%	72%	55%	36%K

 A For the period May 11, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.93%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global High Income Fund Class T

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$9.60	$10.21	$10.46	$9.74	$10.00
Income from Investment Operations
Net investment income (loss)B	.234	.474	.504	.523	.477
Net realized and unrealized gain (loss)	(.485)	(.291)C	(.036)	.712	(.318)
Total from investment operations	(.251)	.183	.468	1.235	.159
Distributions from net investment income	(.241)	(.486)	(.481)	(.472)	(.423)
Distributions from net realized gain	–	(.310)	(.239)	(.046)	–
Total distributions	(.241)	(.796)	(.720)	(.518)	(.423)
Redemption fees added to paid in capitalB	.002	.003	.002	.003	.004
Net asset value, end of period	$9.11	$9.60	$10.21	$10.46	$9.74
Total ReturnD,E,F	(2.61)%	1.98%C	4.84%	13.08%	1.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.42%I	1.40%	1.35%	1.25%	1.39%I
Expenses net of fee waivers, if any	1.25%I	1.25%	1.25%	1.25%	1.25%I
Expenses net of all reductions	1.25%I	1.25%	1.25%	1.25%	1.25%I
Net investment income (loss)	5.00%I	4.82%	5.01%	5.24%	5.15%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,648	$1,745	$1,595	$1,349	$9,362
Portfolio turnover rateJ	45%I	44%	72%	55%	36%K

 A For the period May 11, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.94%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global High Income Fund Class C

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$9.60	$10.21	$10.46	$9.74	$10.00
Income from Investment Operations
Net investment income (loss)B	.199	.401	.428	.448	.407
Net realized and unrealized gain (loss)	(.485)	(.292)C	(.035)	.712	(.317)
Total from investment operations	(.286)	.109	.393	1.160	.090
Distributions from net investment income	(.206)	(.412)	(.406)	(.397)	(.354)
Distributions from net realized gain	–	(.310)	(.239)	(.046)	–
Total distributions	(.206)	(.722)	(.645)	(.443)	(.354)
Redemption fees added to paid in capitalB	.002	.003	.002	.003	.004
Net asset value, end of period	$9.11	$9.60	$10.21	$10.46	$9.74
Total ReturnD,E,F	(2.97)%	1.22%C	4.05%	12.23%	1.07%
Ratios to Average Net AssetsG,H
Expenses before reductions	2.14%I	2.12%	2.05%	2.01%	2.15%I
Expenses net of fee waivers, if any	2.00%I	2.00%	2.00%	2.00%	2.00%I
Expenses net of all reductions	2.00%I	2.00%	2.00%	2.00%	2.00%I
Net investment income (loss)	4.24%I	4.07%	4.26%	4.49%	4.40%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,777	$3,811	$3,720	$2,941	$9,878
Portfolio turnover rateJ	45%I	44%	72%	55%	36%K

 A For the period May 11, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.18%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global High Income Fund

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$9.60	$10.21	$10.47	$9.74	$10.00
Income from Investment Operations
Net investment income (loss)B	.246	.508	.534	.555	.495
Net realized and unrealized gain (loss)	(.485)	(.301)C	(.046)	.724	(.312)
Total from investment operations	(.239)	.207	.488	1.279	.183
Distributions from net investment income	(.253)	(.510)	(.511)	(.506)	(.447)
Distributions from net realized gain	–	(.310)	(.239)	(.046)	–
Total distributions	(.253)	(.820)	(.750)	(.552)	(.447)
Redemption fees added to paid in capitalB	.002	.003	.002	.003	.004
Net asset value, end of period	$9.11	$9.60	$10.21	$10.47	$9.74
Total ReturnD,E	(2.48)%	2.23%C	5.05%	13.56%	2.06%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.15%H	1.05%	.95%	.96%	1.07%H
Expenses net of fee waivers, if any	1.00%H	1.00%	.95%	.96%	1.00%H
Expenses net of all reductions	1.00%H	1.00%	.95%	.96%	1.00%H
Net investment income (loss)	5.25%H	5.07%	5.30%	5.53%	5.39%H
Supplemental Data
Net assets, end of period (000 omitted)	$103,606	$119,712	$344,206	$345,210	$197,480
Portfolio turnover rateI	45%H	44%	72%	55%	36%J

 A For the period May 11, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 2.19%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Global High Income Fund Class I

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014	2013	2012A
Selected Per–Share Data
Net asset value, beginning of period	$9.60	$10.21	$10.47	$9.74	$10.00
Income from Investment Operations
Net investment income (loss)B	.245	.501	.532	.549	.499
Net realized and unrealized gain (loss)	(.484)	(.293)C	(.046)	.728	(.317)
Total from investment operations	(.239)	.208	.486	1.277	.182
Distributions from net investment income	(.253)	(.511)	(.509)	(.504)	(.446)
Distributions from net realized gain	–	(.310)	(.239)	(.046)	–
Total distributions	(.253)	(.821)	(.748)	(.550)	(.446)
Redemption fees added to paid in capitalB	.002	.003	.002	.003	.004
Net asset value, end of period	$9.11	$9.60	$10.21	$10.47	$9.74
Total ReturnD,E	(2.48)%	2.23%C	5.03%	13.54%	2.05%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.04%H	1.02%	.97%	.98%	1.13%H
Expenses net of fee waivers, if any	1.00%H	1.00%	.97%	.98%	1.00%H
Expenses net of all reductions	1.00%H	1.00%	.97%	.98%	1.00%H
Net investment income (loss)	5.24%H	5.07%	5.28%	5.51%	5.40%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,865	$2,481	$5,344	$6,049	$11,617
Portfolio turnover rateI	45%H	44%	72%	55%	36%J

 A For the period May 11, 2011 (commencement of operations) to April 30, 2012.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 2.19%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2015

1. Organization.

Fidelity Global High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global High Income Fund and Class I (formerly Institutional Class) shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, defaulted bonds, market discount, partnerships, contingent interest, equity-debt classifications and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$3,946,287
Gross unrealized depreciation	(8,910,750)
Net unrealized appreciation (depreciation) on securities	$(4,964,463)
Tax cost	$123,073,655

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $26,972,165 and $35,781,413, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$8,481	$34
Class T	-%	.25%	2,039	–
Class C	.75%	.25%	18,657	3,789
			$29,177	$3,823

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$636
Class T	207
Class C(a)	253
$1,096

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$6,042.18
Class T	2,216.27
Class C	4,700.25
Global High Income	143,537.25
Class I	1,967.14
	$ 158,462

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $5,338.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $86 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$2,595
Class T	1.25%	1,380
Class C	2.00%	2,695
Global High Income	1.00%	85,474
Class I	1.00%	504
		$ 92,648

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $321 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $306.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2015	Year ended April 30, 2015
From net investment income
Class A	$175,390	$382,865
Class T	42,174	86,534
Class C	82,462	159,110
Global High Income	3,091,306	10,588,584
Class I	76,651	265,885
Total	$3,467,983	$11,482,978
From net realized gain
Class A	$–	$238,361
Class T	–	55,292
Class C	–	121,832
Global High Income	–	5,435,168
Class I	–	166,728
Total	$–	$6,017,381

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2015	Year ended April 30, 2015	Six months ended October 31, 2015	Year ended April 30, 2015
Class A
Shares sold	75,936	227,721	$710,254	$2,258,691
Reinvestment of distributions	17,260	58,909	159,862	574,423
Shares redeemed	(123,408)	(336,927)	(1,144,492)	(3,279,236)
Net increase (decrease)	(30,212)	(50,297)	$(274,376)	$(446,122)
Class T
Shares sold	20,079	47,348	$185,075	$472,731
Reinvestment of distributions	4,317	14,288	39,988	139,009
Shares redeemed	(25,305)	(35,971)	(237,100)	(350,040)
Net increase (decrease)	(909)	25,665	$(12,037)	$261,700
Class C
Shares sold	62,862	139,066	$583,228	$1,366,184
Reinvestment of distributions	7,740	26,268	71,672	255,392
Shares redeemed	(52,831)	(132,516)	(495,755)	(1,286,071)
Net increase (decrease)	17,771	32,818	$159,145	$335,505
Global High Income
Shares sold	1,745,946	6,146,670	$16,390,233	$61,517,084
Reinvestment of distributions	288,236	1,436,237	2,672,414	14,171,953
Shares redeemed	(3,129,373)	(28,813,511)	(28,966,116)	(288,132,969)
Net increase (decrease)	(1,095,191)	(21,230,604)	$(9,903,469)	$(212,443,932)
Class I
Shares sold	76,162	75,270	$718,875	$743,754
Reinvestment of distributions	2,767	6,967	25,553	67,942
Shares redeemed	(22,774)	(346,993)	(209,453)	(3,337,304)
Net increase (decrease)	56,155	(264,756)	$534,975	$(2,525,608)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 16% of the total outstanding shares of the Fund.

11. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2015 to October 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period-B May 1, 2015 to October 31, 2015
Class A	1.25%
Actual		$1,000.00	$973.90	$6.20
Hypothetical-C		$1,000.00	$1,018.85	$6.34
Class T	1.25%
Actual		$1,000.00	$973.90	$6.20
Hypothetical-C		$1,000.00	$1,018.85	$6.34
Class C	2.00%
Actual		$1,000.00	$970.30	$9.91
Hypothetical-C		$1,000.00	$1,015.08	$10.13
Global High Income	1.00%
Actual		$1,000.00	$975.20	$4.96
Hypothetical-C		$1,000.00	$1,020.11	$5.08
Class I	1.00%
Actual		$1,000.00	$975.20	$4.96
Hypothetical-C		$1,000.00	$1,020.11	$5.08

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in June 2013.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one- and three-year periods, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Global High Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Global High Income Fund

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for 2014. The Board considered that the fund invests a greater portion of its assets internationally than other funds in its Total Mapped Group, which consists primarily of domestic high income funds, and, as such, competitive rankings are less meaningful.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked above its competitive median for 2014. The Board considered that, in general, various factors can affect total expense ratios. All classes are above the median due to the fund's higher than standard management fee, which reflects the fund's specialized investment strategy as discussed above. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although in all cases above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders;(viii) Fidelity's group fee structures, including the group fee schedule of breakpoints;(ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity® High Income Fund Semi-Annual Report October 31, 2015

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. ©2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2015

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Tenet Healthcare Corp.	2.8	2.1
Laureate Education, Inc.	2.1	2.1
Community Health Systems, Inc.	1.9	1.9
Altice SA	1.6	1.1
Post Holdings, Inc.	1.6	1.3
	10.0

Top Five Market Sectors as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	12.2	11.4
Healthcare	12.0	11.4
Energy	7.3	8.8
Diversified Financial Services	5.9	5.6
Banks & Thrifts	5.7	4.8

Quality Diversification (% of fund's net assets)

As of October 31, 2015
BBB	0.8%
BB	29.0%
B	45.3%
CCC,CC,C	17.8%
Not Rated	0.9%
Equities	1.9%
Short-Term Investments and Net Other Assets	4.3%

As of April 30, 2015
BBB	0.6%
BB	30.7%
B	48.1%
CCC,CC,C	14.7%
Not Rated	0.5%
Equities	1.6%
Short-Term Investments and Net Other Assets	3.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2015 *
Nonconvertible Bonds	80.4%
Convertible Bonds, Preferred Stocks	1.7%
Common Stocks	0.3%
Bank Loan Obligations	8.1%
Other Investments	5.2%
Short-Term Investments and Net Other Assets (Liabilities)	4.3%

 * Foreign investments - 24.4%

As of April 30, 2015 *
Nonconvertible Bonds	80.6%
Convertible Bonds, Preferred Stocks	1.5%
Common Stocks	0.3%
Bank Loan Obligations	9.6%
Other Investments	4.2%
Short-Term Investments and Net Other Assets (Liabilities)	3.8%

 * Foreign investments - 24.6%

Investments October 31, 2015

Showing Percentage of Net Assets

Corporate Bonds - 80.5%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.1%
Capital Goods - 0.0%
General Cable Corp. 4.5% 11/15/29 (a)	$1,126	$769
Metals/Mining - 0.1%
Peabody Energy Corp. 4.75% 12/15/41	25,752	2,189

TOTAL CONVERTIBLE BONDS		2,958

Nonconvertible Bonds - 80.4%
Aerospace - 0.4%
Bombardier, Inc. 7.5% 3/15/25 (b)	4,045	3,145
Huntington Ingalls Industries, Inc. 5% 12/15/21 (b)	3,650	3,796
Orbital ATK, Inc. 5.5% 10/1/23 (b)	4,310	4,504
TransDigm, Inc. 6% 7/15/22	5,090	5,141
		16,586
Air Transportation - 0.1%
Air Canada 7.75% 4/15/21 (b)	1,680	1,754
U.S. Airways pass-thru certificates Series 2013-1 Class B, 5.375% 5/15/23	2,915	2,981
United Continental Holdings, Inc. 6.375% 6/1/18	1,270	1,343
		6,078
Automotive & Auto Parts - 0.5%
Gates Global LLC / Gates Global Co. 6% 7/15/22 (b)	3,355	2,692
Schaeffler Finance BV 4.75% 5/15/21 (b)	11,095	11,289
Schaeffler Holding Finance BV:
6.75% 11/15/22 pay-in-kind (b)(c)	3,330	3,642
6.875% 8/15/18 pay-in-kind (b)(c)	3,825	3,959
		21,582
Banks & Thrifts - 0.2%
Ocwen Financial Corp. 7.125% 5/15/19 (b)(c)	1,765	1,611
Royal Bank of Scotland Group PLC 5.125% 5/28/24	8,455	8,672
		10,283
Broadcasting - 0.4%
Clear Channel Communications, Inc.:
5.5% 12/15/16	7,535	6,857
10% 1/15/18	19,255	10,205
11.25% 3/1/21	4,185	3,578
		20,640
Building Materials - 2.0%
Beacon Roofing Supply, Inc. 6.375% 10/1/23 (b)	3,450	3,631
Building Materials Corp. of America 6% 10/15/25 (b)	4,310	4,579
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (b)	7,710	8,221
CEMEX Finance LLC:
6% 4/1/24 (b)	4,395	4,197
9.375% 10/12/22 (b)	16,455	17,895
CEMEX S.A.B. de CV:
5.875% 3/25/19 (b)	4,030	4,074
7.25% 1/15/21 (b)	19,665	20,157
CPG Merger Sub LLC 8% 10/1/21 (b)	4,055	4,126
HD Supply, Inc. 7.5% 7/15/20	6,935	7,386
Ply Gem Industries, Inc. 6.5% 2/1/22	5,865	5,718
USG Corp.:
5.5% 3/1/25 (b)	2,150	2,212
5.875% 11/1/21 (b)	3,875	4,083
7.875% 3/30/20 (b)	7,965	8,403
		94,682
Cable/Satellite TV - 2.8%
Altice SA:
5.375% 7/15/23 (b)	9,165	9,275
7.75% 7/15/25 (b)	6,420	6,179
7.75% 7/15/25 (b)	5,770	5,554
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	4,795	4,807
5.25% 3/15/21	3,970	4,099
5.75% 9/1/23	6,260	6,432
6.5% 4/30/21	10,515	11,034
6.625% 1/31/22	11,585	12,280
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (b)	13,560	13,577
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.125% 12/15/21 (b)	4,710	4,525
5.125% 12/15/21 (b)	4,795	4,607
DISH DBS Corp.:
5% 3/15/23	6,810	6,299
5.875% 7/15/22	4,085	4,003
6.75% 6/1/21	8,003	8,204
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)	1,010	1,062
UPCB Finance V Ltd. 7.25% 11/15/21 (b)	5,594	5,957
UPCB Finance VI Ltd. 6.875% 1/15/22 (b)	3,051	3,226
Virgin Media Finance PLC 4.875% 2/15/22	5,635	5,142
VTR Finance BV 6.875% 1/15/24 (b)	6,835	6,613
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (b)	10,392	10,106
		132,981
Capital Goods - 1.1%
AECOM Technology Corp. 5.75% 10/15/22 (b)	3,225	3,354
Amsted Industries, Inc. 5% 3/15/22 (b)	3,440	3,474
Belden, Inc. 5.25% 7/15/24 (b)	1,645	1,538
General Cable Corp. 5.75% 10/1/22 (c)	24,880	21,459
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (b)	18,020	13,425
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (b)	8,660	9,180
		52,430
Chemicals - 2.7%
A. Schulman, Inc. 6.875% 6/1/23 (b)	9,175	9,106
Blue Cube Spinco, Inc.:
9.75% 10/15/23 (b)	5,895	6,352
10% 10/15/25 (b)	10,765	11,680
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)	8,210	5,809
Hexion U.S. Finance Corp. 6.625% 4/15/20	1,767	1,551
Huntsman International LLC 4.875% 11/15/20	4,205	3,955
LSB Industries, Inc. 7.75% 8/1/19	2,250	2,129
Momentive Performance Materials, Inc. 3.88% 10/24/21	15,830	12,664
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)	15,830	0
Platform Specialty Products Corp. 6.5% 2/1/22 (b)	7,020	5,967
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (b)	16,510	16,510
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 6.75% 5/1/22 (b)	2,440	2,446
Tronox Finance LLC 6.375% 8/15/20	60,170	42,853
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (b)	4,485	4,664
5.625% 10/1/24 (b)	1,800	1,859
		127,545
Consumer Products - 0.2%
Elizabeth Arden, Inc. 7.375% 3/15/21	2,460	1,544
Spectrum Brands Holdings, Inc. 6.625% 11/15/22	2,255	2,464
Tempur Sealy International, Inc. 5.625% 10/15/23 (b)	4,315	4,520
		8,528
Containers - 4.2%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (b)(c)	21,180	21,501
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (b)	7,410	7,262
6.25% 1/31/19 (b)	9,025	9,127
6.75% 1/31/21 (b)	31,530	32,318
7% 11/15/20 (b)	2,189	2,195
9.125% 10/15/20 (b)	24,217	25,368
Berry Plastics Corp. 6% 10/15/22 (b)	7,770	8,120
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)	27,235	23,354
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	1,115	1,118
Graphic Packaging International, Inc. 4.75% 4/15/21	2,000	2,050
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (b)	6,190	6,310
5.375% 1/15/25 (b)	4,130	4,151
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	13,965	14,524
6.875% 2/15/21	12,710	13,282
8.25% 2/15/21 (c)	18,181	18,886
Sealed Air Corp.:
5.25% 4/1/23 (b)	6,590	6,887
6.5% 12/1/20 (b)	3,440	3,844
		200,297
Diversified Financial Services - 4.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19	9,630	9,746
4.5% 5/15/21	12,675	13,024
Aircastle Ltd.:
4.625% 12/15/18	3,685	3,823
5.125% 3/15/21	12,830	13,536
5.5% 2/15/22	3,085	3,262
6.25% 12/1/19	7,745	8,461
7.625% 4/15/20	4,630	5,342
CIT Group, Inc.:
3.875% 2/19/19	9,665	9,810
5% 8/15/22	5,515	5,811
5.375% 5/15/20	11,850	12,783
5.5% 2/15/19 (b)	4,620	4,903
FLY Leasing Ltd.:
6.375% 10/15/21	4,103	4,226
6.75% 12/15/20	4,320	4,536
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	18,370	18,789
6% 8/1/20	10,915	11,393
ILFC E-Capital Trust I 4.57% 12/21/65 (b)(c)	4,040	3,727
International Lease Finance Corp.:
4.625% 4/15/21	6,665	6,898
5.875% 8/15/22	4,115	4,485
6.25% 5/15/19	8,165	8,879
8.25% 12/15/20	2,000	2,390
8.625% 1/15/22	7,715	9,489
8.75% 3/15/17 (c)	3,356	3,620
MSCI, Inc. 5.75% 8/15/25 (b)	3,285	3,464
National Financial Partners Corp. 9% 7/15/21 (b)	6,570	6,439
Navient Corp. 5% 10/26/20	2,165	2,027
SLM Corp.:
4.875% 6/17/19	16,170	15,644
5.5% 1/25/23	2,320	2,091
6.125% 3/25/24	3,990	3,601
7.25% 1/25/22	3,390	3,339
8% 3/25/20	12,692	13,454
8.45% 6/15/18	4,045	4,338
		223,330
Diversified Media - 1.6%
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	7,860	8,096
7.625% 3/15/20	11,220	11,388
Series B, 6.5% 11/15/22	4,940	5,150
MDC Partners, Inc. 6.75% 4/1/20 (b)	22,195	22,583
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20	4,470	4,597
5% 4/15/22 (b)	22,650	23,018
		74,832
Energy - 6.8%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	3,365	3,487
7% 5/20/22	5,205	5,491
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	3,335	3,410
6.5% 5/20/21	2,350	2,426
Antero Resources Corp.:
5.125% 12/1/22	1,440	1,292
5.625% 6/1/23 (b)	5,005	4,605
Antero Resources Finance Corp. 5.375% 11/1/21	7,240	6,661
Baytex Energy Corp.:
5.125% 6/1/21 (b)	3,125	2,625
5.625% 6/1/24 (b)	4,805	3,964
California Resources Corp.:
5% 1/15/20	6,780	4,932
6% 11/15/24	5,995	4,077
Chesapeake Energy Corp.:
4.875% 4/15/22	13,800	8,556
5.375% 6/15/21	11,565	7,488
5.75% 3/15/23	3,500	2,205
6.125% 2/15/21	7,470	4,892
6.875% 11/15/20	2,670	1,809
Citgo Petroleum Corp. 6.25% 8/15/22 (b)	17,365	17,018
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22	4,755	3,947
Consolidated Energy Finance SA 6.75% 10/15/19 (b)	16,960	16,875
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20	9,075	8,031
6.125% 3/1/22	3,130	2,692
6.25% 4/1/23 (b)	3,100	2,635
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	11,663	11,459
Denbury Resources, Inc. 5.5% 5/1/22	855	599
Endeavor Energy Resources LP/EER Finance, Inc.:
7% 8/15/21 (b)	7,240	6,950
8.125% 9/15/23 (b)	1,425	1,429
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 9/1/22	2,525	1,944
9.375% 5/1/20	6,955	6,051
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	6,828	6,333
Gulfmark Offshore, Inc. 6.375% 3/15/22	5,950	3,674
Halcon Resources Corp. 8.625% 2/1/20 (b)	3,505	3,023
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)	8,875	8,032
5.75% 10/1/25 (b)	4,380	4,052
Hornbeck Offshore Services, Inc.:
5% 3/1/21	250	191
5.875% 4/1/20	505	407
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (c)	27,480	6,458
6.5% 5/15/19	8,020	2,102
8.625% 4/15/20	1,770	458
NGL Energy Partners LP/NGL Energy Finance Corp. 5.125% 7/15/19	3,695	3,427
Noble Energy, Inc.:
5.625% 5/1/21	2,030	2,058
5.875% 6/1/24	1,450	1,456
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	4,065	4,136
Pacific Drilling SA 5.375% 6/1/20 (b)	3,700	1,970
PetroBakken Energy Ltd. 8.625% 2/1/20 (b)	5,390	1,401
Rose Rock Midstream LP/ Rose Rock Finance Corp.:
5.625% 7/15/22	2,685	2,282
5.625% 11/15/23 (b)	4,380	3,723
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (c)	6,320	6,273
5.625% 4/15/23	16,100	15,667
5.625% 3/1/25 (b)	10,105	9,688
5.75% 5/15/24	10,800	10,422
6.25% 3/15/22	15,930	15,811
SemGroup Corp. 7.5% 6/15/21	6,010	5,710
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (b)	2,625	2,179
Sunoco LP / Sunoco Finance Corp. 6.375% 4/1/23 (b)	3,785	3,813
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	5,295	4,633
5.25% 5/1/23	2,920	2,716
6.375% 8/1/22	2,365	2,294
6.625% 10/1/20 (Reg. S) (b)	5,190	5,151
6.875% 2/1/21	5,584	5,612
Teine Energy Ltd. 6.875% 9/30/22 (b)	410	369
TerraForm Power Operating LLC:
5.875% 2/1/23 (b)	5,825	5,374
6.125% 6/15/25 (b)	2,080	1,872
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20	5,955	6,163
6.125% 10/15/21	6,660	6,926
6.25% 10/15/22 (b)	3,705	3,853
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	2,305	2,351
		319,610
Entertainment/Film - 0.5%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	7,095	7,290
5.625% 2/15/24	2,800	2,914
5.875% 3/15/25	10,155	10,536
		20,740
Environmental - 2.0%
ADS Waste Holdings, Inc. 8.25% 10/1/20	16,580	17,388
Clean Harbors, Inc.:
5.125% 6/1/21	5,715	5,866
5.25% 8/1/20	5,810	6,042
Covanta Holding Corp.:
5.875% 3/1/24	2,975	2,945
6.375% 10/1/22	6,490	6,815
7.25% 12/1/20	4,832	5,025
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)	18,820	19,291
Tervita Corp.:
8% 11/15/18 (b)	30,850	22,675
9.75% 11/1/19 (b)	10,805	5,403
10.875% 2/15/18 (b)	9,760	4,878
		96,328
Food & Drug Retail - 1.7%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (b)(c)	23,095	21,132
9.25% 2/15/19 (b)	22,400	23,016
Rite Aid Corp.:
6.75% 6/15/21	15,800	16,965
7.7% 2/15/27	3,030	3,841
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (b)	15,865	16,420
		81,374
Food/Beverage/Tobacco - 5.0%
C&S Group Enterprises LLC 5.375% 7/15/22 (b)	33,260	30,433
ESAL GmbH 6.25% 2/5/23 (b)	19,570	19,081
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (b)	7,995	8,335
H.J. Heinz Co. 6.375% 7/15/28	1,205	1,366
JBS Investments GmbH:
7.25% 4/3/24 (b)	8,250	8,477
7.75% 10/28/20 (b)	24,505	26,110
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)	4,150	4,015
7.25% 6/1/21 (b)	14,720	15,401
7.25% 6/1/21 (b)	5,070	5,304
8.25% 2/1/20 (b)	11,580	12,130
Minerva Luxembourg SA 7.75% 1/31/23 (b)	27,680	27,334
Post Holdings, Inc.:
6% 12/15/22 (b)	7,245	7,281
6.75% 12/1/21 (b)	18,535	19,184
7.375% 2/15/22	43,400	45,726
7.75% 3/15/24 (b)	4,190	4,462
		234,639
Gaming - 2.0%
Ameristar Casinos, Inc. 7.5% 4/15/21	3,915	4,125
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22	13,365	11,060
Eldorado Resorts, Inc. 7% 8/1/23 (b)	3,490	3,534
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (b)	4,295	4,445
Isle of Capri Casinos, Inc. 5.875% 3/15/21	1,860	1,958
MCE Finance Ltd. 5% 2/15/21 (b)	3,630	3,399
MGM Mirage, Inc.:
7.75% 3/15/22	2,230	2,475
8.625% 2/1/19	4,830	5,458
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20	5,580	5,538
Pinnacle Entertainment, Inc. 6.375% 8/1/21	9,870	10,512
Scientific Games Corp.:
6.625% 5/15/21	17,550	12,197
7% 1/1/22 (b)	5,735	5,764
10% 12/1/22	9,785	8,660
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (b)	3,705	3,696
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22	4,910	4,861
Wynn Macau Ltd. 5.25% 10/15/21 (b)	7,770	7,110
		94,792
Healthcare - 11.4%
Acadia Healthcare Co., Inc. 5.625% 2/15/23 (b)	2,315	2,318
Alere, Inc. 6.5% 6/15/20	8,995	9,287
AmSurg Corp. 5.625% 7/15/22	7,725	7,590
Community Health Systems, Inc.:
5.125% 8/1/21	25,040	25,854
6.875% 2/1/22	66,920	67,414
7.125% 7/15/20	2,250	2,306
Concordia Healthcare Corp. 7% 4/15/23 (b)	3,480	3,028
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	2,160	2,215
DaVita HealthCare Partners, Inc.:
5% 5/1/25	7,445	7,391
5.125% 7/15/24	9,575	9,719
DJO Finco, Inc. 8.125% 6/15/21 (b)	8,770	8,704
Endo Finance LLC:
5.375% 1/15/23 (b)	12,300	12,063
7% 12/15/20 (b)	2,727	2,819
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 7/15/23 (b)	6,680	6,680
HCA Holdings, Inc.:
5.375% 2/1/25	2,135	2,191
5.875% 3/15/22	9,465	10,412
5.875% 5/1/23	12,595	13,351
6.25% 2/15/21	7,735	8,450
6.5% 2/15/20	10,520	11,769
7.5% 11/6/33	2,576	2,743
HealthSouth Corp. 5.75% 9/15/25 (b)	4,315	4,296
Hologic, Inc. 5.25% 7/15/22 (b)	5,755	6,007
Horizon Pharma Financing, Inc. 6.625% 5/1/23 (b)	7,135	6,172
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375% 8/1/23 (b)	6,450	6,458
JLL/Delta Dutch Newco BV 7.5% 2/1/22 (b)	740	755
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (b)(c)	2,850	2,911
Kindred Escrow Corp. II:
8% 1/15/20	18,155	18,790
8.75% 1/15/23	2,055	2,142
LifePoint Hospitals, Inc. 5.5% 12/1/21	3,460	3,512
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (b)	2,545	2,440
5.625% 10/15/23 (b)	5,615	5,299
5.75% 8/1/22 (b)	5,305	5,043
MPT Operating Partnership LP/MPT Finance Corp. 5.5% 5/1/24	2,615	2,667
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	10,645	11,057
5.5% 2/1/21	16,370	17,102
Surgical Care Affiliates, Inc. 6% 4/1/23 (b)	4,185	4,206
Tenet Healthcare Corp.:
3.8372% 6/15/20 (b)(c)	7,975	7,915
4.375% 10/1/21	23,865	23,805
4.5% 4/1/21	780	780
4.75% 6/1/20	5,245	5,324
5% 3/1/19	9,110	8,905
6% 10/1/20	6,130	6,620
6.75% 2/1/20	5,005	5,074
6.75% 6/15/23	9,285	9,215
8.125% 4/1/22	60,720	64,211
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)	18,640	16,217
5.5% 3/1/23 (b)	7,010	5,888
5.625% 12/1/21 (b)	3,595	3,119
5.875% 5/15/23 (b)	15,980	13,453
6.125% 4/15/25 (b)	14,480	12,181
6.75% 8/15/21 (b)	16,343	14,545
7.25% 7/15/22 (b)	6,655	5,923
VPI Escrow Corp. 6.375% 10/15/20 (b)	25,390	22,724
		541,060
Homebuilders/Real Estate - 1.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)	2,730	2,682
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (b)	3,715	3,724
Calatlantic Group, Inc. 8.375% 1/15/21	6,321	7,499
Communications Sales & Leasing, Inc. 8.25% 10/15/23	2,020	1,867
KB Home 8% 3/15/20	4,030	4,383
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 12/1/21 (b)	4,130	4,285
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (b)	10,197	10,044
TRI Pointe Homes, Inc.:
4.375% 6/15/19	4,055	4,030
5.875% 6/15/24	2,260	2,260
William Lyon Homes, Inc.:
5.75% 4/15/19	2,530	2,574
7% 8/15/22 (b)	160	166
8.5% 11/15/20	7,090	7,622
		51,136
Insurance - 1.5%
Alliant Holdings Co.-Issuer, Inc. / Wayne Merger Sub, LLC 8.25% 8/1/23 (b)	9,560	9,500
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)	43,830	43,720
Hub Holdings LLC / Hub Holdings Finance, Inc. 8.125% 7/15/19 pay-in-kind (b)(c)	17,840	17,349
		70,569
Leisure - 0.4%
24 Hour Holdings III LLC 8% 6/1/22 (b)	12,230	10,029
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21	6,007	6,262
NCL Corp. Ltd. 5.25% 11/15/19 (b)	3,990	4,140
		20,431
Metals/Mining - 1.2%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. 6.375% 3/15/24	2,025	962
CONSOL Energy, Inc. 5.875% 4/15/22	14,920	9,437
Eldorado Gold Corp. 6.125% 12/15/20 (b)	3,800	3,487
First Quantum Minerals Ltd.:
6.75% 2/15/20 (b)	3,250	2,474
7% 2/15/21 (b)	14,825	10,971
7.25% 5/15/22 (b)	6,790	4,952
FMG Resources (August 2006) Pty Ltd. 8.25% 11/1/19 (b)	2,495	2,121
Imperial Metals Corp. 7% 3/15/19 (b)	1,275	1,234
Murray Energy Corp. 11.25% 4/15/21 (b)	19,465	5,207
Peabody Energy Corp.:
6% 11/15/18	8,990	1,573
7.875% 11/1/26	1,825	242
10% 3/15/22 (b)	4,900	1,323
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (b)	1,430	1,245
8.25% 1/15/21 (b)	7,505	6,267
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.:
7.375% 2/1/20 (b)	1,330	1,104
7.375% 2/1/20(b)	2,995	2,486
Walter Energy, Inc.:
9.5% 10/15/19 (b)(d)	8,100	2,471
12% 4/1/20 pay-in-kind (b)(c)(d)	10,109	253
		57,809
Paper - 0.4%
NewPage Corp. 11.375% 12/31/14 (d)	30,721	0
Xerium Technologies, Inc. 8.875% 6/15/18	20,125	20,528
		20,528
Publishing/Printing - 0.1%
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)	5,380	5,474
Restaurants - 0.1%
Landry's Holdings II, Inc. 10.25% 1/1/18 (b)	5,630	5,799
Services - 3.7%
Anna Merger Sub, Inc. 7.75% 10/1/22 (b)	17,525	16,955
APX Group, Inc.:
6.375% 12/1/19	29,630	28,815
8.75% 12/1/20	18,620	15,362
Audatex North America, Inc. 6% 6/15/21 (b)	4,455	4,486
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.125% 6/1/22 (b)	6,440	6,574
5.5% 4/1/23	4,125	4,275
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (b)	14,385	13,018
Corrections Corp. of America:
4.125% 4/1/20	6,105	6,082
5% 10/15/22	5,200	5,265
Garda World Security Corp. 7.25% 11/15/21 (b)	725	662
Hertz Corp.:
5.875% 10/15/20	5,815	6,019
6.25% 10/15/22	7,300	7,629
IHS, Inc. 5% 11/1/22	4,120	4,161
Laureate Education, Inc. 9.25% 9/1/19 (b)(c)	67,979	54,043
The GEO Group, Inc. 6.625% 2/15/21	1,988	2,058
TMS International Corp. 7.625% 10/15/21 (b)	1,340	1,226
		176,630
Steel - 1.4%
Cliffs Natural Resources, Inc. 8.25% 3/31/20 (b)	7,635	6,833
Commercial Metals Co. 4.875% 5/15/23	5,500	4,868
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)	5,295	5,043
JMC Steel Group, Inc. 8.25% 3/15/18 (b)	37,275	25,347
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 11.25% 10/15/18	1,908	1,660
Steel Dynamics, Inc.:
5.125% 10/1/21	11,060	10,977
5.5% 10/1/24	13,150	12,986
		67,714
Super Retail - 2.6%
Argos Merger Sub, Inc. 7.125% 3/15/23 (b)	24,805	26,107
Asbury Automotive Group, Inc. 6% 12/15/24	6,190	6,546
Chinos Intermediate Holdings A, Inc. 7.75% 5/1/19 pay-in-kind (b)(c)	18,305	6,590
Claire's Stores, Inc.:
6.125% 3/15/20 (b)	6,325	4,681
7.75% 6/1/20 (b)	6,868	1,957
9% 3/15/19 (b)	26,200	21,419
DPL, Inc. 7.75% 10/15/20 (b)	13,445	8,941
Family Tree Escrow LLC 5.75% 3/1/23 (b)	8,325	8,772
JC Penney Corp., Inc.:
5.65% 6/1/20	1,235	1,130
6.375% 10/15/36	3,180	2,266
7.4% 4/1/37	3,868	2,940
Serta Simmons Holdings, LLC 8.125% 10/1/20 (b)	30,343	32,164
The Bon-Ton Department Stores, Inc. 8% 6/15/21	900	509
		124,022
Technology - 2.0%
ADT Corp. 6.25% 10/15/21	6,025	6,507
Avaya, Inc. 10.5% 3/1/21 (b)	2,633	1,020
Blue Coat Systems, Inc. 8.375% 6/1/23 (b)	4,705	4,870
BMC Software Finance, Inc. 8.125% 7/15/21 (b)	2,725	2,108
BMC Software, Inc. 7.25% 6/1/18	4,655	4,096
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (b)(c)	2,400	1,716
CDW LLC/CDW Finance Corp. 5.5% 12/1/24	3,295	3,452
CommScope, Inc. 4.375% 6/15/20 (b)	4,705	4,799
Compiler Finance Sub, Inc. 7% 5/1/21 (b)	6,390	3,387
First Data Corp.:
8.75% 1/15/22 pay-in-kind (b)(c)	2,582	2,719
10.625% 6/15/21	2,401	2,680
12.625% 1/15/21	2,217	2,541
Global Cash Access, Inc. 10% 1/15/22 (b)	5,330	4,850
Lucent Technologies, Inc.:
6.45% 3/15/29	17,140	18,104
6.5% 1/15/28	1,190	1,255
Micron Technology, Inc.:
5.25% 1/15/24 (b)	8,285	7,933
5.5% 2/1/25	2,985	2,843
Sanmina Corp. 4.375% 6/1/19 (b)	5,080	5,182
VeriSign, Inc. 4.625% 5/1/23	4,455	4,463
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	10,520	10,507
		95,032
Telecommunications - 12.1%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (b)	2,645	2,724
6.75% 11/15/20 (b)	6,623	7,037
Altice Financing SA 6.5% 1/15/22 (b)	23,800	24,098
Altice Finco SA:
8.125% 1/15/24 (b)	19,575	19,477
9.875% 12/15/20 (b)	11,745	12,597
Altice SA 7.75% 5/15/22 (b)	59,000	56,788
Broadview Networks Holdings, Inc. 10.5% 11/15/17	9,374	8,612
Columbus International, Inc. 7.375% 3/30/21 (b)	32,965	34,284
CommScope Technologies Finance LLC 6% 6/15/25 (b)	7,425	7,536
Crown Castle International Corp. 5.25% 1/15/23	4,130	4,445
Digicel Group Ltd.:
6% 4/15/21 (b)	27,030	24,327
6.75% 3/1/23 (b)	8,505	7,655
Frontier Communications Corp.:
8.875% 9/15/20 (b)	2,830	2,938
10.5% 9/15/22 (b)	4,315	4,477
11% 9/15/25 (b)	4,315	4,523
GCI, Inc. 6.875% 4/15/25	6,590	6,788
Inmarsat Finance PLC 4.875% 5/15/22 (b)	9,590	9,518
Intelsat Jackson Holdings SA:
5.5% 8/1/23	20,325	16,755
6.625% 12/15/22 (Reg. S)	4,520	3,571
7.5% 4/1/21	9,615	8,678
Intelsat Luxembourg SA 7.75% 6/1/21	14,300	8,437
Level 3 Financing, Inc.:
5.125% 5/1/23 (b)	13,140	13,288
5.375% 1/15/24 (b)(e)	10,640	10,773
5.375% 5/1/25 (b)	2,190	2,195
MetroPCS Wireless, Inc. 6.625% 11/15/20	4,675	4,815
Millicom International Cellular SA 4.75% 5/22/20 (b)	4,010	3,529
Neptune Finco Corp.:
6.625% 10/15/25 (b)	4,810	5,063
10.125% 1/15/23 (b)	6,460	6,831
10.875% 10/15/25 (b)	6,460	6,896
Numericable Group SA:
4.875% 5/15/19 (b)	19,030	19,125
6% 5/15/22 (b)	18,095	18,140
6.25% 5/15/24 (b)	6,295	6,295
Sable International Finance Ltd. 6.875% 8/1/22 (b)	3,430	3,490
SBA Communications Corp. 5.625% 10/1/19	3,740	3,913
Sprint Capital Corp.:
6.875% 11/15/28	15,280	12,682
6.9% 5/1/19	32,719	31,410
Sprint Communications, Inc. 6% 11/15/22	26,940	23,020
Sprint Corp.:
7.125% 6/15/24	9,730	8,544
7.25% 9/15/21	19,770	18,164
7.625% 2/15/25	2,120	1,882
7.875% 9/15/23	23,405	21,650
T-Mobile U.S.A., Inc.:
6% 3/1/23	3,700	3,688
6.125% 1/15/22	4,775	4,859
6.25% 4/1/21	10,715	11,062
6.542% 4/28/20	4,200	4,305
6.625% 4/1/23	13,910	14,210
6.633% 4/28/21	8,810	9,118
ViaSat, Inc. 6.875% 6/15/20	5,360	5,615
Wind Acquisition Finance SA:
4.75% 7/15/20 (b)	10,755	10,943
7.375% 4/23/21 (b)	9,570	9,642
Zayo Group LLC/Zayo Capital, Inc. 6.375% 5/15/25 (b)	4,380	4,435
		574,847
Transportation Ex Air/Rail - 1.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)	8,645	8,278
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)	22,870	17,982
8.125% 2/15/19	16,681	12,177
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)	3,145	2,646
Teekay Corp. 8.5% 1/15/20	5,438	5,425
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	9,100	5,779
		52,287
Utilities - 2.4%
Calpine Corp. 6% 1/15/22 (b)	4,030	4,236
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	4,170	4,186
Dynegy, Inc.:
7.375% 11/1/22	8,200	8,221
7.625% 11/1/24	15,745	15,784
GenOn Energy, Inc.:
9.5% 10/15/18	1,310	1,153
9.875% 10/15/20	2,493	2,066
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	1,250	1,150
7% 6/15/23	15,805	14,857
InterGen NV 7% 6/30/23 (b)	24,450	21,088
Mirant Americas Generation LLC:
8.5% 10/1/21	1,767	1,392
9.125% 5/1/31	1,454	1,083
NRG Energy, Inc. 7.875% 5/15/21	3,335	3,318
NSG Holdings II, LLC 7.75% 12/15/25 (b)	8,018	8,860
PPL Energy Supply LLC 6.5% 6/1/25 (b)	4,265	3,785
RJS Power Holdings LLC 5.125% 7/15/19 (b)	14,150	12,944
RRI Energy, Inc. 7.875% 6/15/17	4,164	3,862
The AES Corp. 3.3244% 6/1/19 (c)	4,145	3,950
		111,935

TOTAL NONCONVERTIBLE BONDS		3,812,550

TOTAL CORPORATE BONDS
(Cost $4,110,281)		3,815,508
	Shares	Value (000s)

Common Stocks - 0.3%
Automotive & Auto Parts - 0.1%
Chassix Holdings, Inc.	103,457	2,388
Chassix Holdings, Inc. warrants (f)	27,176	0

TOTAL AUTOMOTIVE & AUTO PARTS		2,388

Banks & Thrifts - 0.1%
CIT Group, Inc.	58,981	2,536
Building Materials - 0.1%
Nortek, Inc. (f)	112,625	6,910
Chemicals - 0.0%
LyondellBasell Industries NV Class A	306	28
Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (f)(g)	609,310	914
TOTAL COMMON STOCKS
(Cost $20,480)		12,776

Preferred Stocks - 1.6%
Convertible Preferred Stocks - 1.2%
Banks & Thrifts - 0.9%
Bank of America Corp. Series L, 7.25%	15,158	16,750
Huntington Bancshares, Inc. 8.50%	17,162	22,997
Wells Fargo & Co. 7.50%	1,813	2,148
		41,895
Energy - 0.3%
Chesapeake Energy Corp. Series A 5.75%	38,800	16,320

TOTAL CONVERTIBLE PREFERRED STOCKS		58,215

Nonconvertible Preferred Stocks - 0.4%
Banks & Thrifts - 0.4%
Ally Financial, Inc. 7.00% (b)	16,101	16,409
TOTAL PREFERRED STOCKS
(Cost $73,736)		74,624
	Principal Amount (000s)	Value (000s)

Bank Loan Obligations - 8.1%
Aerospace - 0.2%
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (c)	4,445	4,382
Tranche D, term loan 3.75% 6/4/21 (c)	7,130	7,023

TOTAL AEROSPACE		11,405

Automotive & Auto Parts - 0.0%
Chassix, Inc. term loan 12% 7/29/19	1,217	1,229
Broadcasting - 0.1%
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (c)	3,835	3,808
Building Materials - 0.1%
Nortek, Inc. Tranche B, term loan 3.5% 10/30/20 (c)	3,249	3,213
Cable/Satellite TV - 0.1%
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (c)	4,093	4,049
Capital Goods - 0.3%
Rexnord LLC Tranche B, term loan 4% 8/21/20 (c)	9,017	8,902
SRAM LLC. Tranche B, term loan 4.0169% 4/10/20 (c)	4,435	4,169

TOTAL CAPITAL GOODS		13,071

Chemicals - 0.0%
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (c)	833	826
Containers - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (c)	5,654	5,647
Diversified Financial Services - 0.1%
Flying Fortress Holdings, Inc. Tranche B, term loan 3.5% 4/30/20 (c)	3,970	3,970
Diversified Media - 0.1%
WMG Acquisition Corp. term loan 3.75% 7/1/20 (c)	4,229	4,110
Energy - 0.2%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (c)	8,045	7,698
Entertainment/Film - 0.1%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (c)	5,864	5,827
Environmental - 0.6%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (c)	26,728	26,377
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (c)	1,976	1,532

TOTAL ENVIRONMENTAL		27,909

Gaming - 0.6%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)	26,555	23,280
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (c)	3,418	3,411

TOTAL GAMING		26,691

Healthcare - 0.6%
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (c)	3,605	3,632
Tranche B 1LN, term loan 4.5% 4/23/21 (c)	3,648	3,633
HCA Holdings, Inc.:
Tranche B 4LN, term loan 3.0766% 5/1/18 (c)	6,943	6,943
Tranche B 5LN, term loan 2.9383% 3/31/17 (c)	3,032	3,032
Surgical Care Affiliates, Inc. Tranche B, term loan 4.25% 3/17/22 (c)	4,134	4,121
Valeant Pharmaceuticals International, Inc. Tranche E, term loan 3.75% 8/5/20 (c)	5,615	5,209

TOTAL HEALTHCARE		26,570

Homebuilders/Real Estate - 0.2%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (c)	580	574
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (c)	8,849	8,842

TOTAL HOMEBUILDERS/REAL ESTATE		9,416

Hotels - 0.2%
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (c)	11,826	11,844
Insurance - 0.5%
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (c)	25,284	24,594
Metals/Mining - 0.0%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20(d)	3,838	1,637
Services - 1.4%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (c)	6,295	6,278
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (c)	5,861	5,412
Garda World Security Corp.:
term loan 4.0032% 11/8/20 (c)	8,377	8,147
Tranche DD, term loan 4.0032% 11/8/20 (c)	2,143	2,084
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (c)	53,587	45,594

TOTAL SERVICES		67,515

Super Retail - 1.2%
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (c)	9,998	8,482
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (c)	17,907	13,126
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (c)	11,894	11,849
Neiman Marcus Group Ltd., Inc. Tranche B, term loan 4.25% 10/25/20 (c)	13,665	13,339
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (c)	11,045	11,039

TOTAL SUPER RETAIL		57,835

Technology - 1.0%
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (c)	1,825	1,811
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (c)	24,497	24,411
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (c)	12,629	12,440
NXP BV Tranche D, term loan 3.25% 1/11/20 (c)	3,332	3,283
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (c)	3,098	2,992
Tranche 2LN, term loan 8% 4/9/22 (c)	2,680	2,573
SunGard Data Systems, Inc. Tranche E, term loan 4% 3/8/20 (c)	1,990	1,987

TOTAL TECHNOLOGY		49,497

Telecommunications - 0.1%
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (c)	3,949	3,948
Utilities - 0.3%
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (c)	12,015	11,679
Tranche B 2LN, term loan 3.25% 1/31/22 (c)	2,146	2,089

TOTAL UTILITIES		13,768

TOTAL BANK LOAN OBLIGATIONS
(Cost $407,454)		386,077

Preferred Securities - 5.2%
Banks & Thrifts - 4.1%
Bank of America Corp.:
6.1% (c)(h)	12,150	12,378
6.25% (c)(h)	6,240	6,389
Barclays Bank PLC 7.625% 11/21/22	18,275	21,489
Barclays PLC:
6.625% (c)(h)	20,820	20,724
8.25% (c)(h)	15,125	16,265
Credit Agricole SA:
6.625% (b)(c)(h)	8,755	8,686
7.875% (b)(c)(h)	9,400	9,725
Credit Suisse Group AG:
6.25% (b)(c)(h)	6,645	6,754
7.5% (b)(c)(h)	8,415	9,130
Deutsche Bank AG 7.5% (c)(h)	7,800	7,635
Goldman Sachs Group, Inc. 5.375% (c)(h)	6,575	6,694
JPMorgan Chase & Co.:
5.3% (c)(h)	10,950	11,289
6.125% (c)(h)	3,445	3,520
6.75% (c)(h)	8,255	9,096
Lloyds Banking Group PLC 7.5% (c)(h)	16,220	17,351
Royal Bank of Scotland Group PLC:
7.5% (c)(h)	8,510	8,864
8% (c)(h)	3,715	3,908
Societe Generale:
6% (b)(c)(h)	4,990	4,819
8% (b)(c)(h)	10,780	10,969

TOTAL BANKS & THRIFTS		195,685

Diversified Financial Services - 1.1%
Citigroup, Inc.:
5.875% (c)(h)	41,035	40,847
6.3% (c)(h)	10,320	10,507

TOTAL DIVERSIFIED FINANCIAL SERVICES		51,354

TOTAL PREFERRED SECURITIES
(Cost $240,685)		247,039
	Shares	Value (000s)

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 0.18% (i)
(Cost $153,921)	153,920,677	153,921
TOTAL INVESTMENT PORTFOLIO - 99.0%
(Cost $5,006,557)		4,689,945
NET OTHER ASSETS (LIABILITIES) - 1.0%		48,392
NET ASSETS - 100%		$4,738,337

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,054,025,000 or 43.3% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Non-income producing

 (g) Affiliated company

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$139
Total	$139

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Broadview Networks Holdings, Inc.	$1,036	$--	$--	$--	$914
Total	$1,036	$--	$--	$--	$914

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,388	$--	$--	$2,388
Energy	16,320	--	16,320	--
Financials	60,840	44,431	16,409	--
Industrials	6,910	6,910	--	--
Materials	28	28	--	--
Telecommunication Services	914	914	--	--
Corporate Bonds	3,815,508	--	3,815,508	--
Bank Loan Obligations	386,077	--	380,642	5,435
Preferred Securities	247,039	--	247,039	--
Money Market Funds	153,921	153,921	--	--
Total Investments in Securities:	$4,689,945	$206,204	$4,475,918	$7,823

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	75.6%
Luxembourg	5.7%
Canada	4.2%
United Kingdom	2.4%
Ireland	2.1%
Bermuda	1.8%
Netherlands	1.7%
France	1.6%
Austria	1.1%
Marshall Islands	1.0%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		October 31, 2015
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,841,290)	$4,535,110
Fidelity Central Funds (cost $153,921)	153,921
Other affiliated issuers (cost $11,346)	914
Total Investments (cost $5,006,557)		$4,689,945
Cash		1,247
Receivable for investments sold		18,144
Receivable for fund shares sold		2,849
Dividends receivable		836
Interest receivable		72,962
Distributions receivable from Fidelity Central Funds		17
Prepaid expenses		14
Total assets		4,786,014
Liabilities
Payable for investments purchased
Regular delivery	$14,622
Delayed delivery	10,640
Payable for fund shares redeemed	15,179
Distributions payable	4,284
Accrued management fee	2,213
Other affiliated payables	634
Other payables and accrued expenses	105
Total liabilities		47,677
Net Assets		$4,738,337
Net Assets consist of:
Paid in capital		$5,073,553
Undistributed net investment income		15,007
Accumulated undistributed net realized gain (loss) on investments		(33,611)
Net unrealized appreciation (depreciation) on investments		(316,612)
Net Assets, for 560,040 shares outstanding		$4,738,337
Net Asset Value, offering price and redemption price per share ($4,738,337 ÷ 560,040 shares)		$8.46

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended October 31, 2015
Investment Income
Dividends		$9,720
Interest		154,728
Income from Fidelity Central Funds		139
Total income		164,587
Expenses
Management fee	$14,162
Transfer agent fees	3,313
Accounting fees and expenses	587
Custodian fees and expenses	30
Independent trustees' compensation	12
Registration fees	50
Audit	80
Legal	19
Miscellaneous	22
Total expenses before reductions	18,275
Expense reductions	(14)	18,261
Net investment income (loss)		146,326
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(27,529)
Change in net unrealized appreciation (depreciation) on investment securities		(312,097)
Net gain (loss)		(339,626)
Net increase (decrease) in net assets resulting from operations		$(193,300)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2015	Year ended April 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$146,326	$311,900
Net realized gain (loss)	(27,529)	52,597
Change in net unrealized appreciation (depreciation)	(312,097)	(252,358)
Net increase (decrease) in net assets resulting from operations	(193,300)	112,139
Distributions to shareholders from net investment income	(140,797)	(306,403)
Distributions to shareholders from net realized gain	–	(81,032)
Total distributions	(140,797)	(387,435)
Share transactions
Proceeds from sales of shares	317,155	928,774
Reinvestment of distributions	115,083	320,205
Cost of shares redeemed	(706,661)	(1,999,101)
Net increase (decrease) in net assets resulting from share transactions	(274,423)	(750,122)
Redemption fees	145	394
Total increase (decrease) in net assets	(608,375)	(1,025,024)
Net Assets
Beginning of period	5,346,712	6,371,736
End of period (including undistributed net investment income of $15,007 and undistributed net investment income of $9,478, respectively)	$4,738,337	$5,346,712
Other Information Shares
Sold	36,166	100,848
Issued in reinvestment of distributions	13,270	34,934
Redeemed	(81,146)	(217,962)
Net increase (decrease)	(31,710)	(82,180)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity High Income Fund

	Six months ended	Years ended April 30,
October 31,	2015	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$9.04	$9.45	$9.59	$9.05	$9.23	$8.82
Income from Investment Operations
Net investment income (loss)A	.253	.495	.523	.551	.600	.661
Net realized and unrealized gain (loss)	(.590)	(.291)	(.091)	.538	(.185)	.381
Total from investment operations	(.337)	.204	.432	1.089	.415	1.042
Distributions from net investment income	(.243)	(.486)	(.509)	(.504)	(.597)	(.633)
Distributions from net realized gain	–	(.129)	(.064)	(.046)	–	–
Total distributions	(.243)	(.615)	(.573)	(.550)	(.597)	(.633)
Redemption fees added to paid in capitalA	–B	.001	.001	.001	.002	.001
Net asset value, end of period	$8.46	$9.04	$9.45	$9.59	$9.05	$9.23
Total ReturnC,D	(3.76)%	2.29%	4.74%	12.44%	4.90%	12.36%
Ratios to Average Net AssetsE,F
Expenses before reductions	.72%G	.72%	.72%	.72%	.76%	.75%
Expenses net of fee waivers, if any	.72%G	.72%	.72%	.72%	.76%	.75%
Expenses net of all reductions	.72%G	.72%	.72%	.72%	.76%	.75%
Net investment income (loss)	5.76%G	5.38%	5.58%	5.96%	6.79%	7.44%
Supplemental Data
Net assets, end of period (in millions)	$4,738	$5,347	$6,372	$6,678	$5,717	$4,785
Portfolio turnover rateH	27%G	37%	56%	44%	35%	55%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended October 31, 2015
(Amounts in thousands except percentages)

1. Organization.

Fidelity High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to defaulted bonds, market discount, contingent interest, equity-debt classifications, deferred trustees compensation, certain conversion ratio adjustments and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$101,947
Gross unrealized depreciation	(408,559)
Net unrealized appreciation (depreciation) on securities	$(306,612)
Tax cost	$4,996,557

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $648,944 and $911,988, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $12.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Litigation.

The Fund, and other entities managed by FMR or its affiliates, became aware in March 2015 that they were named as defendants in a lawsuit originally filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on certain collateral securing the debt prior to the 2009 payments. The parties to the dispute have commenced discovery on the value of remaining, unreleased collateral. At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $13,206 received in 2009. The Fund was not previously aware that it had been named as a defendant in this case because, in 2009, the Bankruptcy Court allowed the plaintiffs to refrain from serving any of the defendants other than JPMorgan with notice of the filing of the lawsuit. The Fund will explore all available options for minimizing any loss to the Fund. The Fund will also incur legal costs in defending the case.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and Shareholders of Fidelity® High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity® High Income Fund (a fund of Fidelity Summer Street Trust) at October 31, 2015, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity® High Income Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2015 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 18, 2015

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2015 to October 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period-B May 1, 2015 to October 31, 2015
Actual	.72%	$1,000.00	$962.40	$3.55
Hypothetical-C		$1,000.00	$1,021.52	$3.66

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to nonoffices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity High Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity High Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and equal to the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2014.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders;(viii) Fidelity's group fee structures, including the group fee schedule of breakpoints;(ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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www.fidelity.com

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Fidelity® Series High Income Fund Fidelity® Series High Income Fund Class F Semi-Annual Report October 31, 2015

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2015

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Tenet Healthcare Corp.	2.8	2.5
Laureate Education, Inc.	2.6	2.9
Community Health Systems, Inc.	2.0	2.0
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.	1.9	1.9
Valeant Pharmaceuticals International, Inc.	1.6	0.9
	10.9

Top Five Market Sectors as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	11.5	11.2
Telecommunications	11.5	11.3
Energy	6.9	8.5
Diversified Financial Services	5.9	5.7
Services	5.3	5.7

Quality Diversification (% of fund's net assets)

As of October 31, 2015
BBB	0.6%
BB	26.6%
B	45.2%
CCC,CC,C	18.8%
D	0.1%
Not Rated	0.7%
Equities	2.0%
Short-Term Investments and Net Other Assets	6.0%

As of April 30, 2015
BBB	0.3%
BB	27.3%
B	49.5%
CCC,CC,C	16.9%
Not Rated	0.4%
Equities	1.9%
Short-Term Investments and Net Other Assets	3.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of October 31, 2015*
Nonconvertible Bonds	79.4%
Convertible Bonds, Preferred Stocks	1.5%
Common Stocks	0.6%
Bank Loan Obligations	7.6%
Other Investments	4.9%
Short-Term Investments and Net Other Assets (Liabilities)	6.0%

 * Foreign investments - 23.8%

As of April 30, 2015*
Nonconvertible Bonds	81.6%
Convertible Bonds, Preferred Stocks	1.5%
Common Stocks	0.6%
Bank Loan Obligations	8.6%
Other Investments	4.0%
Short-Term Investments and Net Other Assets (Liabilities)	3.7%

 * Foreign investments - 25.5%

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 79.5%
	Principal Amount	Value
Convertible Bonds - 0.1%
Capital Goods - 0.0%
General Cable Corp. 4.5% 11/15/29 (a)	$1,814,000	$1,239,189
Metals/Mining - 0.1%
Peabody Energy Corp. 4.75% 12/15/41	37,678,000	3,202,630

TOTAL CONVERTIBLE BONDS		4,441,819

Nonconvertible Bonds - 79.4%
Aerospace - 0.3%
Huntington Ingalls Industries, Inc. 5% 12/15/21 (b)	4,550,000	4,732,000
Orbital ATK, Inc. 5.5% 10/1/23 (b)	4,860,000	5,078,700
TransDigm, Inc. 6% 7/15/22	4,550,000	4,595,500
		14,406,200
Air Transportation - 0.1%
Air Canada 7.75% 4/15/21 (b)	3,310,000	3,454,813
Automotive & Auto Parts - 0.5%
Schaeffler Finance BV 4.75% 5/15/21 (b)	17,585,000	17,892,738
Schaeffler Holding Finance BV:
6.75% 11/15/22 pay-in-kind (b)(c)	4,160,000	4,550,000
6.875% 8/15/18 pay-in-kind (b)(c)	4,105,000	4,248,675
		26,691,413
Banks & Thrifts - 0.2%
Ocwen Financial Corp. 7.125% 5/15/19 (b)(c)	1,617,000	1,475,513
Royal Bank of Scotland Group PLC 5.125% 5/28/24	10,050,000	10,308,144
		11,783,657
Broadcasting - 0.5%
Clear Channel Communications, Inc.:
5.5% 12/15/16	13,320,000	12,121,200
10% 1/15/18	25,380,000	13,451,400
11.25% 3/1/21	5,795,000	4,954,725
		30,527,325
Building Materials - 1.9%
Beacon Roofing Supply, Inc. 6.375% 10/1/23 (b)	3,890,000	4,094,225
Building Materials Corp. of America 6% 10/15/25 (b)	4,860,000	5,163,750
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (b)	8,550,000	9,116,438
CEMEX Finance LLC:
6% 4/1/24 (b)	4,695,000	4,483,725
9.375% 10/12/22 (b)	20,160,000	21,924,000
CEMEX S.A.B. de CV:
5.875% 3/25/19 (b)	4,260,000	4,306,860
7.25% 1/15/21 (b)	24,590,000	25,204,750
CPG Merger Sub LLC 8% 10/1/21 (b)	5,790,000	5,891,325
HD Supply, Inc. 7.5% 7/15/20	10,550,000	11,235,750
Ply Gem Industries, Inc. 6.5% 2/1/22	6,670,000	6,503,250
USG Corp.:
5.5% 3/1/25 (b)	2,770,000	2,849,638
5.875% 11/1/21 (b)	4,985,000	5,252,944
		106,026,655
Cable/Satellite TV - 2.8%
Altice SA:
5.375% 7/15/23 (b)	10,090,000	10,211,080
7.75% 7/15/25 (b)	7,070,000	6,804,875
7.75% 7/15/25 (b)	6,350,000	6,111,875
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	6,770,000	6,786,925
5.25% 3/15/21	7,595,000	7,841,838
5.75% 9/1/23	5,740,000	5,897,850
6.5% 4/30/21	7,290,000	7,649,944
6.625% 1/31/22	16,840,000	17,850,400
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (b)	18,830,000	18,853,538
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.125% 12/15/21 (b)	5,325,000	5,115,941
5.125% 12/15/21 (b)	8,320,000	7,993,357
DISH DBS Corp.:
5% 3/15/23	8,965,000	8,292,625
5.875% 7/15/22	5,260,000	5,154,800
6.75% 6/1/21	6,315,000	6,473,507
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)	3,495,000	3,674,119
UPCB Finance V Ltd. 7.25% 11/15/21 (b)	1,219,500	1,298,768
UPCB Finance VI Ltd. 6.875% 1/15/22 (b)	5,274,000	5,577,255
Virgin Media Finance PLC 4.875% 2/15/22	8,120,000	7,409,500
VTR Finance BV 6.875% 1/15/24 (b)	2,000,000	1,935,000
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (b)	11,295,000	10,984,388
		151,917,585
Capital Goods - 1.3%
AECOM Technology Corp. 5.75% 10/15/22 (b)	4,425,000	4,602,000
Amsted Industries, Inc. 5% 3/15/22 (b)	4,000,000	4,040,000
General Cable Corp. 5.75% 10/1/22 (c)	31,810,000	27,436,125
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (b)	30,105,000	22,428,225
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (b)	12,565,000	13,318,900
		71,825,250
Chemicals - 2.9%
A. Schulman, Inc. 6.875% 6/1/23 (b)	10,155,000	10,078,838
Blue Cube Spinco, Inc.:
9.75% 10/15/23 (b)	6,655,000	7,170,763
10% 10/15/25 (b)	12,150,000	13,182,750
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)	7,285,000	5,154,138
Hexion U.S. Finance Corp. 6.625% 4/15/20	2,490,000	2,185,971
Momentive Performance Materials, Inc. 3.88% 10/24/21	24,786,000	19,828,800
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (d)	26,786,000	3
Platform Specialty Products Corp. 6.5% 2/1/22 (b)	11,875,000	10,093,750
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (b)	24,670,000	24,670,000
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 6.75% 5/1/22 (b)	2,675,000	2,681,688
Tronox Finance LLC 6.375% 8/15/20	78,490,000	55,900,578
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (b)	6,165,000	6,411,600
5.625% 10/1/24 (b)	2,475,000	2,555,438
		159,914,317
Consumer Products - 0.2%
Elizabeth Arden, Inc. 7.375% 3/15/21	3,213,000	2,016,158
Spectrum Brands Holdings, Inc. 6.625% 11/15/22	2,250,000	2,458,125
Tempur Sealy International, Inc. 5.625% 10/15/23 (b)	4,855,000	5,085,613
		9,559,896
Containers - 4.5%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (b)(c)	18,080,850	18,354,888
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (b)	4,535,000	4,444,300
6.25% 1/31/19 (b)	15,530,000	15,704,713
6.75% 1/31/21 (b)	38,600,000	39,565,000
7% 11/15/20 (b)	4,215,882	4,226,422
9.125% 10/15/20 (b)	38,029,000	39,835,758
Berry Plastics Corp. 6% 10/15/22 (b)	8,735,000	9,128,075
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)	33,248,000	28,510,160
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	1,895,000	1,899,738
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (b)	7,710,000	7,859,420
5.375% 1/15/25 (b)	5,140,000	5,165,700
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	13,625,000	14,170,000
6.875% 2/15/21	17,556,000	18,346,020
8.25% 2/15/21 (c)	23,104,000	23,999,280
Sealed Air Corp.:
5.25% 4/1/23 (b)	5,920,000	6,186,400
6.5% 12/1/20 (b)	8,360,000	9,342,300
		246,738,174
Diversified Financial Services - 4.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19	16,275,000	16,470,300
4.5% 5/15/21	16,415,000	16,866,413
Aircastle Ltd.:
4.625% 12/15/18	5,535,000	5,742,563
5.125% 3/15/21	17,325,000	18,277,875
6.25% 12/1/19	11,280,000	12,323,400
7.625% 4/15/20	4,275,000	4,932,281
CIT Group, Inc.:
3.875% 2/19/19	12,310,000	12,494,650
5% 8/15/22	9,475,000	9,984,281
5.375% 5/15/20	11,560,000	12,470,350
5.5% 2/15/19 (b)	4,625,000	4,908,281
FLY Leasing Ltd.:
6.375% 10/15/21	4,540,000	4,676,200
6.75% 12/15/20	6,975,000	7,323,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	17,970,000	18,379,716
6% 8/1/20	16,135,000	16,840,906
ILFC E-Capital Trust I 4.57% 12/21/65 (b)(c)	5,220,000	4,815,450
International Lease Finance Corp.:
4.625% 4/15/21	13,525,000	13,998,375
5.875% 8/15/22	2,230,000	2,430,700
6.25% 5/15/19	4,055,000	4,409,813
8.625% 1/15/22	4,920,000	6,051,600
8.75% 3/15/17 (c)	7,556,000	8,151,035
MSCI, Inc. 5.75% 8/15/25 (b)	3,635,000	3,833,108
National Financial Partners Corp. 9% 7/15/21 (b)	7,215,000	7,070,700
Navient Corp. 5% 10/26/20	2,425,000	2,270,406
SLM Corp.:
4.875% 6/17/19	20,835,000	20,157,863
5.5% 1/25/23	3,030,000	2,730,788
6.125% 3/25/24	1,325,000	1,195,813
7.25% 1/25/22	5,925,000	5,836,125
8% 3/25/20	16,743,000	17,747,580
8.45% 6/15/18	2,720,000	2,917,200
		265,307,522
Diversified Media - 1.6%
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	8,940,000	9,208,200
7.625% 3/15/20	13,650,000	13,854,750
Series B, 6.5% 11/15/22	4,705,000	4,904,963
MDC Partners, Inc. 6.75% 4/1/20 (b)	26,731,000	27,198,793
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20	8,755,000	9,004,080
5% 4/15/22 (b)	22,905,000	23,277,206
		87,447,992
Energy - 6.4%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	3,940,000	4,082,825
7% 5/20/22	4,725,000	4,984,875
AmeriGas Partners LP/AmeriGas Finance Corp. 6.25% 8/20/19	6,135,000	6,273,038
Antero Resources Corp.:
5.125% 12/1/22	1,810,000	1,624,475
5.625% 6/1/23 (b)	6,455,000	5,938,600
Antero Resources Finance Corp. 5.375% 11/1/21	8,220,000	7,562,400
Baytex Energy Corp.:
5.125% 6/1/21 (b)	5,270,000	4,426,800
5.625% 6/1/24 (b)	6,280,000	5,181,000
California Resources Corp.:
5% 1/15/20	7,320,000	5,325,300
6% 11/15/24	7,530,000	5,120,400
Chesapeake Energy Corp.:
4.875% 4/15/22	13,825,000	8,571,500
5.375% 6/15/21	13,855,000	8,971,113
6.125% 2/15/21	9,370,000	6,136,413
6.875% 11/15/20	5,095,000	3,451,863
Citgo Petroleum Corp. 6.25% 8/15/22 (b)	15,685,000	15,371,300
Consolidated Energy Finance SA 6.75% 10/15/19 (b)	8,440,000	8,397,800
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20	9,470,000	8,380,950
6.125% 3/1/22	5,660,000	4,867,600
6.25% 4/1/23 (b)	3,875,000	3,293,750
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	14,430,000	14,177,475
Denbury Resources, Inc. 5.5% 5/1/22	980,000	686,000
Endeavor Energy Resources LP/EER Finance, Inc.:
7% 8/15/21 (b)	10,130,000	9,724,800
8.125% 9/15/23 (b)	1,620,000	1,624,050
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 9/1/22	2,865,000	2,206,050
9.375% 5/1/20	4,930,000	4,289,100
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	6,995,000	6,487,863
Gulfmark Offshore, Inc. 6.375% 3/15/22	6,345,000	3,918,038
Halcon Resources Corp. 8.625% 2/1/20 (b)	3,890,000	3,355,125
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)	9,150,000	8,280,750
5.75% 10/1/25 (b)	4,810,000	4,449,250
Hornbeck Offshore Services, Inc.:
5% 3/1/21	275,000	210,375
5.875% 4/1/20	560,000	450,800
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (c)	30,605,000	7,192,175
6.5% 5/15/19	10,120,000	2,652,452
8.625% 4/15/20	2,213,000	572,503
NGL Energy Partners LP/NGL Energy Finance Corp. 5.125% 7/15/19	3,670,000	3,403,925
Noble Energy, Inc.:
5.625% 5/1/21	2,830,000	2,869,592
5.875% 6/1/24	1,620,000	1,626,712
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	5,700,000	5,799,750
PetroBakken Energy Ltd. 8.625% 2/1/20 (b)	7,160,000	1,861,600
Rose Rock Midstream LP/ Rose Rock Finance Corp.:
5.625% 7/15/22	4,540,000	3,859,000
5.625% 11/15/23 (b)	4,810,000	4,088,500
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (c)	11,440,000	11,354,200
5.625% 4/15/23	16,340,000	15,900,863
5.625% 3/1/25 (b)	13,040,000	12,502,100
5.75% 5/15/24	12,880,000	12,429,200
6.25% 3/15/22	17,245,000	17,115,663
SemGroup Corp. 7.5% 6/15/21	8,685,000	8,250,750
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (b)	4,445,000	3,689,350
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	6,190,000	5,416,250
5.25% 5/1/23	5,510,000	5,124,300
6.375% 8/1/22	5,058,000	4,906,260
6.625% 10/1/20 (Reg. S) (b)	8,250,000	8,188,125
Teine Energy Ltd. 6.875% 9/30/22 (b)	525,000	472,500
TerraForm Power Operating LLC:
5.875% 2/1/23 (b)	6,990,000	6,448,275
6.125% 6/15/25 (b)	4,015,000	3,613,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20	5,423,000	5,612,805
6.125% 10/15/21	9,620,000	10,004,800
6.25% 10/15/22 (b)	4,640,000	4,825,600
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	2,965,000	3,024,300
		350,626,728
Entertainment/Film - 0.5%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	9,435,000	9,694,463
5.625% 2/15/24	4,285,000	4,459,100
5.875% 3/15/25	11,950,000	12,398,125
		26,551,688
Environmental - 2.2%
ADS Waste Holdings, Inc. 8.25% 10/1/20	21,345,000	22,385,569
Clean Harbors, Inc.:
5.125% 6/1/21	4,870,000	4,999,055
5.25% 8/1/20	7,130,000	7,415,200
Covanta Holding Corp.:
5.875% 3/1/24	4,665,000	4,618,350
6.375% 10/1/22	10,324,000	10,840,200
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)	29,015,000	29,740,375
Tervita Corp.:
8% 11/15/18 (b)	35,360,000	25,989,600
9.75% 11/1/19 (b)	13,535,000	6,767,500
10.875% 2/15/18 (b)	16,960,000	8,476,608
		121,232,457
Food & Drug Retail - 1.6%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (b)(c)	25,375,000	23,218,125
9.25% 2/15/19 (b)	21,810,000	22,409,775
Rite Aid Corp.:
6.75% 6/15/21	15,355,000	16,487,431
7.7% 2/15/27	4,550,000	5,767,125
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (b)	17,465,000	18,076,275
		85,958,731
Food/Beverage/Tobacco - 5.1%
C&S Group Enterprises LLC 5.375% 7/15/22 (b)	39,860,000	36,471,900
ESAL GmbH 6.25% 2/5/23 (b)	27,845,000	27,148,875
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (b)	10,965,000	11,431,013
H.J. Heinz Co. 6.375% 7/15/28	1,875,000	2,125,476
JBS Investments GmbH:
7.25% 4/3/24 (b)	7,980,000	8,199,450
7.75% 10/28/20 (b)	29,140,000	31,048,670
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)	4,565,000	4,416,638
7.25% 6/1/21 (b)	5,649,000	5,910,266
7.25% 6/1/21 (b)	16,325,000	17,080,031
8.25% 2/1/20 (b)	14,898,000	15,605,655
Minerva Luxembourg SA 7.75% 1/31/23 (b)	32,050,000	31,649,375
Post Holdings, Inc.:
6% 12/15/22 (b)	6,070,000	6,100,350
6.75% 12/1/21 (b)	20,300,000	21,010,500
7.375% 2/15/22	52,562,000	55,379,323
7.75% 3/15/24 (b)	4,650,000	4,952,250
		278,529,772
Gaming - 1.8%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22	15,445,000	12,780,738
Eldorado Resorts, Inc. 7% 8/1/23 (b)	3,825,000	3,872,813
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (b)	5,790,000	5,992,650
Isle of Capri Casinos, Inc. 5.875% 3/15/21	2,080,000	2,189,200
MCE Finance Ltd. 5% 2/15/21 (b)	4,530,000	4,241,439
MGM Mirage, Inc. 7.75% 3/15/22	3,795,000	4,212,450
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20	6,340,000	6,292,450
Pinnacle Entertainment, Inc. 6.375% 8/1/21	8,060,000	8,583,900
Scientific Games Corp.:
6.625% 5/15/21	25,155,000	17,482,725
7% 1/1/22 (b)	7,120,000	7,155,600
10% 12/1/22	9,110,000	8,062,350
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (b)	2,265,000	2,259,338
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22	4,844,000	4,795,560
Wynn Macau Ltd. 5.25% 10/15/21 (b)	9,395,000	8,596,425
		96,517,638
Healthcare - 10.9%
Acadia Healthcare Co., Inc. 5.625% 2/15/23 (b)	4,855,000	4,861,069
Alere, Inc. 6.5% 6/15/20	12,610,000	13,019,825
AmSurg Corp. 5.625% 7/15/22	4,000,000	3,930,000
Community Health Systems, Inc.:
5.125% 8/1/21	26,885,000	27,758,763
6.875% 2/1/22	82,214,000	82,830,605
7.125% 7/15/20	2,225,000	2,280,625
Concordia Healthcare Corp. 7% 4/15/23 (b)	3,820,000	3,323,400
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	3,645,000	3,737,948
DaVita HealthCare Partners, Inc. 5.125% 7/15/24	9,975,000	10,124,625
DJO Finco, Inc. 8.125% 6/15/21 (b)	9,610,000	9,537,925
Endo Finance LLC:
5.375% 1/15/23 (b)	10,920,000	10,709,244
7% 12/15/20 (b)	4,918,000	5,083,983
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (b)	8,345,000	8,345,000
6% 2/1/25 (b)	500,000	496,250
HCA Holdings, Inc.:
5.375% 2/1/25	3,445,000	3,535,431
5.875% 3/15/22	3,715,000	4,086,500
5.875% 5/1/23	9,490,000	10,059,400
6.25% 2/15/21	18,100,000	19,774,250
6.5% 2/15/20	10,070,000	11,265,813
7.5% 11/6/33	2,199,000	2,341,935
HealthSouth Corp. 5.75% 9/15/25 (b)	4,855,000	4,833,759
Hologic, Inc. 5.25% 7/15/22 (b)	6,320,000	6,596,500
Horizon Pharma Financing, Inc. 6.625% 5/1/23 (b)	7,850,000	6,790,250
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375% 8/1/23 (b)	7,155,000	7,163,944
JLL/Delta Dutch Newco BV 7.5% 2/1/22 (b)	950,000	969,000
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (b)(c)	3,130,000	3,196,513
Kindred Escrow Corp. II:
8% 1/15/20	18,720,000	19,375,200
8.75% 1/15/23	2,590,000	2,700,075
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (b)	2,800,000	2,684,500
5.625% 10/15/23 (b)	6,310,000	5,955,063
5.75% 8/1/22 (b)	4,825,000	4,586,742
MPT Operating Partnership LP/MPT Finance Corp. 5.5% 5/1/24	1,965,000	2,004,300
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	16,260,000	16,890,075
5.5% 2/1/21	9,985,000	10,431,330
Service Corp. International 4.5% 11/15/20	3,510,000	3,588,975
Surgical Care Affiliates, Inc. 6% 4/1/23 (b)	5,245,000	5,271,225
Tenet Healthcare Corp.:
4.375% 10/1/21	30,420,000	30,343,950
4.75% 6/1/20	5,795,000	5,881,925
5% 3/1/19	10,665,000	10,425,038
6% 10/1/20	9,650,000	10,422,000
6.75% 2/1/20	5,070,000	5,139,713
6.75% 6/15/23	3,980,000	3,950,150
8.125% 4/1/22	78,861,000	83,395,458
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)	23,370,000	20,331,900
5.5% 3/1/23 (b)	9,060,000	7,610,400
5.625% 12/1/21 (b)	6,495,000	5,634,413
5.875% 5/15/23 (b)	19,970,000	16,812,244
6.125% 4/15/25 (b)	12,950,000	10,894,188
6.75% 8/15/21 (b)	17,271,000	15,371,190
7.25% 7/15/22 (b)	7,311,000	6,506,790
VPI Escrow Corp. 6.375% 10/15/20 (b)	27,610,000	24,710,950
		597,570,351
Homebuilders/Real Estate - 1.2%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)	5,205,000	5,113,913
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (b)	3,295,000	3,303,238
Calatlantic Group, Inc. 8.375% 1/15/21	6,434,000	7,632,654
Communications Sales & Leasing, Inc. 8.25% 10/15/23	2,615,000	2,417,568
KB Home 8% 3/15/20	5,100,000	5,546,250
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 12/1/21 (b)	5,140,000	5,332,750
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (b)	10,165,000	10,012,525
TRI Pointe Homes, Inc.:
4.375% 6/15/19	4,840,000	4,809,750
5.875% 6/15/24	3,815,000	3,815,000
William Lyon Homes, Inc.:
5.75% 4/15/19	4,390,000	4,466,825
7% 8/15/22 (b)	2,430,000	2,518,088
8.5% 11/15/20	8,335,000	8,960,125
		63,928,686
Insurance - 1.5%
Alliant Holdings Co.-Issuer, Inc. / Wayne Merger Sub, LLC 8.25% 8/1/23 (b)	10,625,000	10,558,594
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (b)	55,920,000	55,780,200
Hub Holdings LLC / Hub Holdings Finance, Inc. 8.125% 7/15/19 pay-in-kind (b)(c)	16,455,000	16,002,488
		82,341,282
Leisure - 0.5%
24 Hour Holdings III LLC 8% 6/1/22 (b)	14,655,000	12,017,100
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21	8,339,000	8,693,408
NCL Corp. Ltd. 5.25% 11/15/19 (b)	5,161,000	5,354,538
		26,065,046
Metals/Mining - 1.2%
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. 6.375% 3/15/24	2,610,000	1,239,750
CONSOL Energy, Inc. 5.875% 4/15/22	16,990,000	10,746,175
First Quantum Minerals Ltd.:
6.75% 2/15/20 (b)	4,155,000	3,162,994
7% 2/15/21 (b)	13,375,000	9,897,500
7.25% 5/15/22 (b)	8,500,000	6,199,688
FMG Resources (August 2006) Pty Ltd. 8.25% 11/1/19 (b)	2,205,000	1,874,250
Murray Energy Corp. 11.25% 4/15/21 (b)	21,560,000	5,767,300
Peabody Energy Corp.:
6% 11/15/18	11,705,000	2,048,375
7.875% 11/1/26	3,075,000	407,438
10% 3/15/22 (b)	6,200,000	1,674,000
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (b)	2,360,000	2,054,663
8.25% 1/15/21 (b)	12,195,000	10,182,825
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.:
7.375% 2/1/20 (b)	3,860,000	3,203,800
7.375% 2/1/20 (b)	2,000,000	1,660,000
Walter Energy, Inc.:
9.5% 10/15/19 (b)(d)	10,615,000	3,237,575
12% 4/1/20 pay-in-kind (b)(c)(d)	17,108,300	427,708
		63,784,041
Paper - 0.6%
NewPage Corp. 11.375% 12/31/14 (d)	56,458,756	6
Xerium Technologies, Inc. 8.875% 6/15/18	31,795,000	32,430,900
		32,430,906
Publishing/Printing - 0.1%
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)	6,755,000	6,873,213
Restaurants - 0.1%
Landry's Holdings II, Inc. 10.25% 1/1/18 (b)	8,445,000	8,698,350
Services - 3.9%
Anna Merger Sub, Inc. 7.75% 10/1/22 (b)	21,115,000	20,428,763
APX Group, Inc.:
6.375% 12/1/19	34,170,000	33,230,325
8.75% 12/1/20	22,055,000	18,195,375
Audatex North America, Inc. 6% 6/15/21 (b)	3,050,000	3,071,381
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.125% 6/1/22 (b)	4,470,000	4,562,708
5.5% 4/1/23	5,145,000	5,331,506
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (b)	16,700,000	15,113,500
Corrections Corp. of America:
4.125% 4/1/20	7,310,000	7,282,588
5% 10/15/22	5,855,000	5,928,188
Garda World Security Corp. 7.25% 11/15/21 (b)	835,000	761,938
Hertz Corp.:
5.875% 10/15/20	8,640,000	8,942,400
6.25% 10/15/22	5,555,000	5,804,975
IHS, Inc. 5% 11/1/22	4,155,000	4,196,550
Laureate Education, Inc. 9.25% 9/1/19 (b)(c)	98,639,000	78,418,005
The GEO Group, Inc. 6.625% 2/15/21	1,697,000	1,756,395
		213,024,597
Steel - 1.0%
Cliffs Natural Resources, Inc. 8.25% 3/31/20 (b)	960,000	859,200
Commercial Metals Co. 4.875% 5/15/23	5,495,000	4,863,075
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)	3,775,000	3,595,688
JMC Steel Group, Inc. 8.25% 3/15/18 (b)	56,537,000	38,445,160
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 11.25% 10/15/18	2,859,000	2,487,330
Steel Dynamics, Inc. 5.5% 10/1/24	5,625,000	5,554,688
		55,805,141
Super Retail - 2.7%
Argos Merger Sub, Inc. 7.125% 3/15/23 (b)	26,505,000	27,896,513
Asbury Automotive Group, Inc. 6% 12/15/24	5,710,000	6,038,325
Chinos Intermediate Holdings A, Inc. 7.75% 5/1/19 pay-in-kind (b)(c)	19,835,000	7,140,600
Claire's Stores, Inc.:
6.125% 3/15/20 (b)	10,985,000	8,128,900
7.75% 6/1/20 (b)	11,102,000	3,164,070
9% 3/15/19 (b)	30,000,000	24,525,000
DPL, Inc. 7.75% 10/15/20 (b)	15,110,000	10,048,150
Family Tree Escrow LLC 5.75% 3/1/23 (b)	10,705,000	11,280,394
JC Penney Corp., Inc.:
5.65% 6/1/20	1,545,000	1,413,675
6.375% 10/15/36	3,985,000	2,839,313
7.4% 4/1/37	4,700,000	3,572,000
Serta Simmons Holdings, LLC 8.125% 10/1/20 (b)	42,212,000	44,744,720
The Bon-Ton Department Stores, Inc. 8% 6/15/21	905,000	511,325
		151,302,985
Technology - 1.8%
ADT Corp. 6.25% 10/15/21	4,910,000	5,302,800
Avaya, Inc. 10.5% 3/1/21 (b)	2,899,800	1,123,673
Blue Coat Systems, Inc. 8.375% 6/1/23 (b)	5,170,000	5,350,950
BMC Software Finance, Inc. 8.125% 7/15/21 (b)	2,700,000	2,089,125
BMC Software, Inc. 7.25% 6/1/18	6,280,000	5,526,400
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (b)(c)	2,990,000	2,137,850
CDW LLC/CDW Finance Corp. 5.5% 12/1/24	4,100,000	4,294,750
CommScope, Inc. 4.375% 6/15/20 (b)	5,180,000	5,283,600
Compiler Finance Sub, Inc. 7% 5/1/21 (b)	12,715,000	6,738,950
First Data Corp.:
8.75% 1/15/22 pay-in-kind (b)(c)	2,436,000	2,565,108
10.625% 6/15/21	4,402,000	4,913,733
Global Cash Access, Inc. 10% 1/15/22 (b)	5,915,000	5,382,650
Lucent Technologies, Inc.:
6.45% 3/15/29	24,572,000	25,954,175
6.5% 1/15/28	1,395,000	1,471,725
Micron Technology, Inc.:
5.25% 1/15/24 (b)	10,870,000	10,408,025
5.5% 2/1/25	3,430,000	3,267,075
Sanmina Corp. 4.375% 6/1/19 (b)	3,940,000	4,018,800
VeriSign, Inc. 4.625% 5/1/23	4,185,000	4,192,533
		100,021,922
Telecommunications - 11.5%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (b)	4,750,000	4,892,500
6.75% 11/15/20 (b)	7,586,000	8,060,125
Altice Financing SA 6.5% 1/15/22 (b)	28,550,000	28,906,875
Altice Finco SA:
8.125% 1/15/24 (b)	25,815,000	25,685,925
9.875% 12/15/20 (b)	16,535,000	17,733,788
Altice SA 7.75% 5/15/22 (b)	55,715,000	53,625,688
Broadview Networks Holdings, Inc. 10.5% 11/15/17	8,001,000	7,350,919
Columbus International, Inc. 7.375% 3/30/21 (b)	37,990,000	39,509,600
CommScope Technologies Finance LLC 6% 6/15/25 (b)	8,190,000	8,312,850
Crown Castle International Corp. 5.25% 1/15/23	6,885,000	7,409,981
Digicel Group Ltd.:
6% 4/15/21 (b)	23,740,000	21,366,000
6.75% 3/1/23 (b)	7,470,000	6,723,000
Frontier Communications Corp.:
8.875% 9/15/20 (b)	3,185,000	3,306,412
10.5% 9/15/22 (b)	4,855,000	5,037,063
11% 9/15/25 (b)	4,855,000	5,088,623
GCI, Inc. 6.875% 4/15/25	3,450,000	3,553,500
Inmarsat Finance PLC 4.875% 5/15/22 (b)	8,715,000	8,649,638
Intelsat Jackson Holdings SA:
5.5% 8/1/23	23,735,000	19,566,541
6.625% 12/15/22 (Reg. S)	5,685,000	4,491,150
7.5% 4/1/21	12,025,000	10,852,563
Intelsat Luxembourg SA 7.75% 6/1/21	15,535,000	9,165,650
Level 3 Financing, Inc.:
5.125% 5/1/23 (b)	14,440,000	14,602,450
5.375% 1/15/24 (b)(e)	12,255,000	12,408,188
5.375% 5/1/25 (b)	2,405,000	2,411,013
MetroPCS Wireless, Inc. 6.625% 11/15/20	7,010,000	7,220,300
Neptune Finco Corp.:
6.625% 10/15/25 (b)	5,425,000	5,709,813
10.125% 1/15/23 (b)	7,290,000	7,709,175
10.875% 10/15/25 (b)	7,290,000	7,782,075
Numericable Group SA:
4.875% 5/15/19 (b)	22,005,000	22,115,025
6% 5/15/22 (b)	22,675,000	22,731,688
6.25% 5/15/24 (b)	9,760,000	9,760,000
Sable International Finance Ltd. 6.875% 8/1/22 (b)	3,790,000	3,856,325
Sprint Capital Corp.:
6.875% 11/15/28	22,564,000	18,728,120
6.9% 5/1/19	36,338,000	34,884,480
Sprint Communications, Inc. 6% 11/15/22	19,120,000	16,337,849
Sprint Corp.:
7.125% 6/15/24	8,670,000	7,613,344
7.25% 9/15/21	29,095,000	26,731,031
7.625% 2/15/25	2,730,000	2,422,875
7.875% 9/15/23	29,530,000	27,315,250
T-Mobile U.S.A., Inc.:
6.125% 1/15/22	5,630,000	5,728,525
6.25% 4/1/21	13,650,000	14,092,260
6.542% 4/28/20	5,115,000	5,242,875
6.625% 4/1/23	11,825,000	12,079,947
6.633% 4/28/21	12,825,000	13,273,875
ViaSat, Inc. 6.875% 6/15/20	3,970,000	4,158,575
Wind Acquisition Finance SA:
4.75% 7/15/20 (b)	8,145,000	8,287,538
7.375% 4/23/21 (b)	12,755,000	12,850,663
Zayo Group LLC/Zayo Capital, Inc. 6.375% 5/15/25 (b)	4,810,000	4,870,125
		630,211,775
Transportation Ex Air/Rail - 1.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)	10,575,000	10,125,563
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)	26,790,000	21,063,638
8.125% 2/15/19	19,951,000	14,564,230
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)	5,350,000	4,500,688
Teekay Corp. 8.5% 1/15/20	9,015,000	8,994,266
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	15,050,000	9,556,750
		68,805,135
Utilities - 2.0%
Calpine Corp. 6% 1/15/22 (b)	5,950,000	6,253,450
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	5,135,000	5,154,256
Dynegy, Inc.:
7.375% 11/1/22	10,215,000	10,240,538
7.625% 11/1/24	17,735,000	17,779,338
GenOn Energy, Inc.:
9.5% 10/15/18	1,874,000	1,649,120
9.875% 10/15/20	2,682,000	2,222,708
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	1,740,000	1,600,800
7% 6/15/23	12,845,000	12,074,300
InterGen NV 7% 6/30/23 (b)	27,740,000	23,925,750
Mirant Americas Generation LLC:
8.5% 10/1/21	1,892,000	1,489,950
9.125% 5/1/31	1,641,000	1,222,545
NRG Energy, Inc. 7.875% 5/15/21	6,125,000	6,094,375
NSG Holdings II, LLC 7.75% 12/15/25 (b)	9,392,553	10,378,771
PPL Energy Supply LLC 6.5% 6/1/25 (b)	4,685,000	4,157,938
RJS Power Holdings LLC 5.125% 7/15/19 (b)	2,610,000	2,387,628
RRI Energy, Inc. 7.875% 6/15/17	1,826,000	1,693,615
		108,325,082

TOTAL NONCONVERTIBLE BONDS		4,354,206,325

TOTAL CORPORATE BONDS
(Cost $4,724,141,511)		4,358,648,144
	Shares	Value

Common Stocks - 0.6%
Automotive & Auto Parts - 0.2%
Chassix Holdings, Inc.	180,386	4,163,309
Chassix Holdings, Inc. warrants (f)	48,708	0
General Motors Co.	16,125	562,924
General Motors Co.:
warrants 7/10/16 (f)	192,657	4,854,956
warrants 7/10/19 (f)	5,208	88,953
Motors Liquidation Co. GUC Trust (f)	49,155	796,311

TOTAL AUTOMOTIVE & AUTO PARTS		10,466,453

Banks & Thrifts - 0.1%
CIT Group, Inc.	49,400	2,124,200
Building Materials - 0.2%
Nortek, Inc. (f)	170,720	10,473,672
Energy - 0.0%
Chesapeake Energy Corp. (g)	98,900	705,157
Metals/Mining - 0.0%
Aleris International, Inc. (f)(h)	46,900	503,706
Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (f)(i)	520,065	780,098
Transportation Ex Air/Rail - 0.1%
DeepOcean Group Holding BV (b)(f)	419,352	4,293,217
Navios Maritime Holdings, Inc. (g)	771,100	1,627,021

TOTAL TRANSPORTATION EX AIR/RAIL		5,920,238

TOTAL COMMON STOCKS
(Cost $45,330,418)		30,973,524

Preferred Stocks - 1.4%
Convertible Preferred Stocks - 1.1%
Banks & Thrifts - 0.7%
Bank of America Corp. Series L, 7.25%	14,300	15,801,500
Huntington Bancshares, Inc. 8.50%	18,577	24,893,180
		40,694,680
Energy - 0.4%
Chesapeake Energy Corp. Series A 5.75%	48,400	20,358,250

TOTAL CONVERTIBLE PREFERRED STOCKS		61,052,930

Nonconvertible Preferred Stocks - 0.3%
Banks & Thrifts - 0.3%
Ally Financial, Inc. 7.00% (b)	16,153	16,462,432
TOTAL PREFERRED STOCKS
(Cost $86,461,986)		77,515,362
	Principal Amount	Value

Bank Loan Obligations - 7.6%
Aerospace - 0.3%
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (c)	5,211,862	5,138,010
Tranche D, term loan 3.75% 6/4/21 (c)	10,042,863	9,892,220

TOTAL AEROSPACE		15,030,230

Automotive & Auto Parts - 0.0%
Chassix, Inc. term loan 12% 7/29/19	2,116,108	2,137,269
Broadcasting - 0.1%
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (c)	4,763,197	4,729,855
Capital Goods - 0.2%
Rexnord LLC Tranche B, term loan 4% 8/21/20 (c)	6,341,461	6,260,861
SRAM LLC. Tranche B, term loan 4.0169% 4/10/20 (c)	5,578,058	5,243,375

TOTAL CAPITAL GOODS		11,504,236

Chemicals - 0.0%
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (c)	917,700	910,358
Containers - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (c)	5,613,358	5,606,342
Diversified Financial Services - 0.1%
Flying Fortress Holdings, Inc. Tranche B, term loan 3.5% 4/30/20 (c)	4,360,000	4,360,000
Diversified Media - 0.1%
WMG Acquisition Corp. term loan 3.75% 7/1/20 (c)	6,580,700	6,396,177
Energy - 0.1%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (c)	6,480,000	6,200,582
Entertainment/Film - 0.1%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (c)	4,457,813	4,429,951
Environmental - 0.6%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (c)	31,397,861	30,985,921
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (c)	3,378,933	2,619,721

TOTAL ENVIRONMENTAL		33,605,642

Gaming - 0.5%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)	27,805,790	24,376,502
Healthcare - 0.6%
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (c)	6,110,000	6,155,825
Tranche B 1LN, term loan 4.5% 4/23/21 (c)	5,858,610	5,834,824
HCA Holdings, Inc.:
Tranche B 4LN, term loan 3.0766% 5/1/18 (c)	7,454,575	7,454,575
Tranche B 5LN, term loan 2.9383% 3/31/17 (c)	3,566,114	3,565,294
Surgical Care Affiliates, Inc. Tranche B, term loan 4.25% 3/17/22 (c)	5,183,950	5,167,776
Valeant Pharmaceuticals International, Inc. Tranche E, term loan 3.75% 8/5/20 (c)	6,455,000	5,987,916

TOTAL HEALTHCARE		34,166,210

Homebuilders/Real Estate - 0.2%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (c)	763,273	755,640
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (c)	8,530,804	8,524,406

TOTAL HOMEBUILDERS/REAL ESTATE		9,280,046

Hotels - 0.2%
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (c)	11,908,640	11,927,217
Insurance - 0.5%
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (c)	29,552,764	28,746,269
Metals/Mining - 0.1%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20(d)	5,993,035	2,556,389
Services - 1.4%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (c)	7,958,490	7,936,923
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (c)	7,043,064	6,503,847
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (c)	75,711,351	64,417,489

TOTAL SERVICES		78,858,259

Super Retail - 1.1%
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (c)	11,712,380	9,935,963
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (c)	17,925,691	13,139,531
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (c)	11,342,966	11,300,430
Neiman Marcus Group Ltd., Inc. Tranche B, term loan 4.25% 10/25/20 (c)	14,703,803	14,353,117
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (c)	12,129,050	12,122,500

TOTAL SUPER RETAIL		60,851,541

Technology - 1.0%
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (c)	2,050,000	2,033,764
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (c)	27,056,494	26,961,797
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (c)	15,419,270	15,187,981
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (c)	5,358,400	5,175,303
Tranche 2LN, term loan 8% 4/9/22 (c)	4,635,000	4,449,600

TOTAL TECHNOLOGY		53,808,445

Utilities - 0.3%
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (c)	11,974,446	11,639,162
Tranche B 2LN, term loan 3.25% 1/31/22 (c)	3,343,226	3,255,466

TOTAL UTILITIES		14,894,628

TOTAL BANK LOAN OBLIGATIONS
(Cost $441,461,337)		414,376,148

Preferred Securities - 4.9%
Banks & Thrifts - 3.9%
Bank of America Corp.:
6.1% (c)(j)	15,230,000	15,516,190
6.25% (c)(j)	4,190,000	4,289,877
Barclays Bank PLC 7.625% 11/21/22	18,860,000	22,176,644
Barclays PLC:
6.625% (c)(j)	24,635,000	24,521,045
8.25% (c)(j)	18,107,000	19,471,498
Credit Agricole SA:
6.625% (b)(c)(j)	3,565,000	3,536,830
7.875% (b)(c)(j)	14,465,000	14,964,918
Credit Suisse Group AG:
6.25% (b)(c)(j)	7,520,000	7,643,614
7.5% (b)(c)(j)	10,120,000	10,980,132
Deutsche Bank AG 7.5% (c)(j)	10,400,000	10,179,699
Goldman Sachs Group, Inc. 5.375% (c)(j)	7,215,000	7,345,564
JPMorgan Chase & Co.:
5.3% (c)(j)	12,035,000	12,407,751
6.125% (c)(j)	3,995,000	4,081,431
6.75% (c)(j)	3,065,000	3,377,247
Lloyds Banking Group PLC 7.5% (c)(j)	19,080,000	20,410,096
Royal Bank of Scotland Group PLC:
7.5% (c)(j)	9,405,000	9,796,186
8% (c)(j)	4,100,000	4,313,335
Societe Generale:
6% (b)(c)(j)	6,100,000	5,891,473
8% (b)(c)(j)	12,145,000	12,358,421

TOTAL BANKS & THRIFTS		213,261,951

Diversified Financial Services - 1.0%
Citigroup, Inc.:
5.875% (c)(j)	46,450,000	46,236,750
6.3% (c)(j)	8,855,000	9,015,747

TOTAL DIVERSIFIED FINANCIAL SERVICES		55,252,497

TOTAL PREFERRED SECURITIES
(Cost $261,536,663)		268,514,448
	Shares	Value

Money Market Funds - 5.0%
Fidelity Cash Central Fund, 0.18% (k)	274,129,759	274,129,759
Fidelity Securities Lending Cash Central Fund, 0.19% (k)(l)	2,048,100	2,048,100
TOTAL MONEY MARKET FUNDS
(Cost $276,177,859)		276,177,859
TOTAL INVESTMENT PORTFOLIO - 99.0%
(Cost $5,835,109,774)		5,426,205,485
NET OTHER ASSETS (LIABILITIES) - 1.0%		57,058,939
NET ASSETS - 100%		$5,483,264,424

Legend

 (a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,370,118,729 or 43.2% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Non-income producing - Security is in default.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Non-income producing

 (g) Security or a portion of the security is on loan at period end.

 (h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $503,706 or 0.0% of net assets.

 (i) Affiliated company

 (j) Security is perpetual in nature with no stated maturity date.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Aleris International, Inc.	3/11/11	$2,860,900

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$197,744
Fidelity Securities Lending Cash Central Fund	30,252
Total	$227,996

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Broadview Networks Holdings, Inc.	$884,111	$--	$--	$--	$780,098
Total	$884,111	$--	$--	$--	$780,098

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$9,670,142	$5,506,833	$--	$4,163,309
Energy	21,063,407	705,157	20,358,250	--
Financials	60,077,623	43,615,191	16,462,432	--
Industrials	16,393,910	12,100,693	--	4,293,217
Materials	503,706	--	--	503,706
Telecommunication Services	780,098	780,098	--	--
Corporate Bonds	4,358,648,144	--	4,358,648,135	9
Bank Loan Obligations	414,376,148	--	405,327,414	9,048,734
Preferred Securities	268,514,448	--	268,514,448	--
Money Market Funds	276,177,859	276,177,859	--	--
Total Investments in Securities:	$5,426,205,485	$338,885,831	$5,069,310,679	$18,008,975

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	76.2%
Luxembourg	5.1%
Canada	4.0%
Ireland	2.5%
United Kingdom	2.3%
France	1.7%
Netherlands	1.7%
Bermuda	1.5%
Austria	1.2%
Marshall Islands	1.0%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,949,966) — See accompanying schedule: Unaffiliated issuers (cost $5,549,146,720)	$5,149,247,528
Fidelity Central Funds (cost $276,177,859)	276,177,859
Other affiliated issuers (cost $9,785,195)	780,098
Total Investments (cost $5,835,109,774)		$5,426,205,485
Receivable for investments sold		11,450,900
Receivable for fund shares sold		9,350,012
Dividends receivable		975,358
Interest receivable		83,677,734
Distributions receivable from Fidelity Central Funds		48,661
Prepaid expenses		15,862
Other receivables		8
Total assets		5,531,724,020
Liabilities
Payable for investments purchased
Regular delivery	$26,613,141
Delayed delivery	12,255,000
Payable for fund shares redeemed	4,602,971
Distributions payable	181
Accrued management fee	2,535,640
Other affiliated payables	336,048
Other payables and accrued expenses	68,515
Collateral on securities loaned, at value	2,048,100
Total liabilities		48,459,596
Net Assets		$5,483,264,424
Net Assets consist of:
Paid in capital		$5,939,153,058
Undistributed net investment income		19,683,486
Accumulated undistributed net realized gain (loss) on investments		(66,667,831)
Net unrealized appreciation (depreciation) on investments		(408,904,289)
Net Assets		$5,483,264,424
Series High Income:
Net Asset Value, offering price and redemption price per share ($2,601,570,786 ÷ 284,653,735 shares)		$9.14
Class F:
Net Asset Value, offering price and redemption price per share ($2,881,693,638 ÷ 315,304,279 shares)		$9.14

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2015 (Unaudited)
Investment Income
Dividends		$10,406,987
Interest		175,095,982
Income from Fidelity Central Funds		227,996
Total income		185,730,965
Expenses
Management fee	$15,758,662
Transfer agent fees	1,424,030
Accounting and security lending fees	599,036
Custodian fees and expenses	32,075
Independent trustees' compensation	13,117
Audit	36,118
Legal	7,542
Miscellaneous	27,909
Total expenses before reductions	17,898,489
Expense reductions	(15,728)	17,882,761
Net investment income (loss)		167,848,204
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(49,920,834)
Total net realized gain (loss)		(49,920,834)
Change in net unrealized appreciation (depreciation) on investment securities		(358,322,313)
Net gain (loss)		(408,243,147)
Net increase (decrease) in net assets resulting from operations		$(240,394,943)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$167,848,204	$453,746,291
Net realized gain (loss)	(49,920,834)	184,820,457
Change in net unrealized appreciation (depreciation)	(358,322,313)	(505,386,183)
Net increase (decrease) in net assets resulting from operations	(240,394,943)	133,180,565
Distributions to shareholders from net investment income	(162,960,116)	(444,219,856)
Distributions to shareholders from net realized gain	(27,727,499)	(264,745,145)
Total distributions	(190,687,615)	(708,965,001)
Share transactions - net increase (decrease)	31,641,948	(4,333,509,284)
Total increase (decrease) in net assets	(399,440,610)	(4,909,293,720)
Net Assets
Beginning of period	5,882,705,034	10,791,998,754
End of period (including undistributed net investment income of $19,683,486 and undistributed net investment income of $14,795,398, respectively)	$5,483,264,424	$5,882,705,034

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series High Income Fund

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$9.87	$10.58	$10.63	$9.96	$10.12	$10.00
Income from Investment Operations
Net investment income (loss)B	.280	.565	.566	.587	.599	.078
Net realized and unrealized gain (loss)	(.691)	(.382)	(.033)	.655	(.163)	.108
Total from investment operations	(.411)	.183	.533	1.242	.436	.186
Distributions from net investment income	(.272)	(.552)	(.554)	(.550)	(.584)	(.066)
Distributions from net realized gain	(.047)	(.341)	(.029)	(.022)	(.012)	–
Total distributions	(.319)	(.893)	(.583)	(.572)	(.596)	(.066)
Net asset value, end of period	$9.14	$9.87	$10.58	$10.63	$9.96	$10.12
Total ReturnC,D	(4.23)%	1.86%	5.23%	12.85%	4.66%	1.87%
Ratios to Average Net AssetsE,F
Expenses before reductions	.69%G	.69%	.70%	.71%	.72%	.73%G
Expenses net of fee waivers, if any	.69%G	.69%	.70%	.71%	.72%	.73%G
Expenses net of all reductions	.69%G	.69%	.69%	.71%	.72%	.73%G
Net investment income (loss)	5.88%G	5.51%	5.42%	5.74%	6.19%	5.93%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,601,571	$2,835,891	$5,367,464	$5,381,081	$5,533,077	$6,827,084
Portfolio turnover rateH	26%G	31%	54%	45%	39%	17%G

 A For the period March 10, 2011 (commencement of operations) to April 30,2011.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series High Income Fund Class F

	Six months ended (Unaudited)	Years ended April 30,
October 31,	2015	2015	2014	2013	2012	2011 A
Selected Per–Share Data
Net asset value, beginning of period	$9.87	$10.58	$10.63	$9.96	$10.12	$10.00
Income from Investment Operations
Net investment income (loss)B	.285	.575	.578	.600	.610	.080
Net realized and unrealized gain (loss)	(.691)	(.381)	(.033)	.654	(.161)	.108
Total from investment operations	(.406)	.194	.545	1.254	.449	.188
Distributions from net investment income	(.277)	(.563)	(.566)	(.562)	(.597)	(.068)
Distributions from net realized gain	(.047)	(.341)	(.029)	(.022)	(.012)	–
Total distributions	(.324)	(.904)	(.595)	(.584)	(.609)	(.068)
Net asset value, end of period	$9.14	$9.87	$10.58	$10.63	$9.96	$10.12
Total ReturnC,D	(4.18)%	1.97%	5.35%	12.99%	4.80%	1.88%
Ratios to Average Net AssetsE,F
Expenses before reductions	.58%G	.58%	.58%	.58%	.59%	.63%G
Expenses net of fee waivers, if any	.58%G	.58%	.58%	.58%	.59%	.63%G
Expenses net of all reductions	.58%G	.58%	.58%	.58%	.59%	.63%G
Net investment income (loss)	5.98%G	5.62%	5.53%	5.87%	6.32%	6.03%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,881,694	$3,046,814	$5,424,535	$5,025,275	$3,614,081	$1,967,111
Portfolio turnover rateH	26%G	31%	54%	45%	39%	17%G

 A For the period March 10, 2011 (commencement of operations) to April 30, 2011.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2015

1. Organization.

Fidelity Series High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series High Income and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, contingent interest, equity-debt classifications, certain conversion ratio adjustments and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$112,036,089
Gross unrealized depreciation	(510,547,470)
Net unrealized appreciation (depreciation) on securities	$(398,511,381)
Tax cost	$5,824,716,866

The Fund elected to defer to its next fiscal year approximately $12,425,508 of capital losses recognized during the period November 1, 2014 to April 30, 2015.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $700,164,046 and $804,524,871, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series High Income. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Series High Income	$1,424,030.10

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,694 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $30,252. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $16 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2,787.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $12,925.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2015	Year ended April 30, 2015
From net investment income
Series High Income	$77,638,503	$214,081,318
Class F	85,321,613	230,138,538
Total	$162,960,116	$444,219,856
From net realized gain
Series High Income	$13,405,543	$127,941,737
Class F	14,321,956	136,803,408
Total	$27,727,499	$264,745,145

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2015	Year ended April 30, 2015	Six months ended October 31, 2015	Year ended April 30, 2015
Series High Income
Shares sold	7,792,780	11,060,692	$73,677,898	$112,302,276
Reinvestment of distributions	9,632,564	33,685,425	91,044,046	341,875,118
Shares redeemed	(20,168,487)	(264,839,157)	(190,914,659)	(2,707,301,478)
Net increase (decrease)	(2,743,143)	(220,093,040)	$(26,192,715)	$(2,253,124,084)
Class F
Shares sold	14,943,156	28,830,464	$140,658,937	$295,001,737
Reinvestment of distributions	10,543,951	36,172,067	99,643,352	366,820,242
Shares redeemed	(18,955,207)	(269,115,276)	(182,467,626)	(2,742,207,179)
Net increase (decrease)	6,531,900	(204,112,745)	$57,834,663	$(2,080,385,200)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2015 to October 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period-B May 1, 2015 to October 31, 2015
Series High Income	.69%
Actual		$1,000.00	$957.70	$3.40
Hypothetical-C		$1,000.00	$1,021.67	$3.51
Class F	.58%
Actual		$1,000.00	$958.20	$2.85
Hypothetical-C		$1,000.00	$1,022.22	$2.95

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to nonoffices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one- and three-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Series High Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Series High Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and equal to the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is offered only to other Fidelity funds, it continues to incur investment management expenses. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders;(viii) Fidelity's group fee structures, including the group fee schedule of breakpoints;(ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity Advisor® Short Duration High Income Fund -
Class A, Class T and Class C

Semi-Annual Report

October 31, 2015

Class A, Class T and Class C are classes of Fidelity® Short Duration High Income Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2015

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Numericable Group SA	3.2	3.4
APX Group, Inc.	3.1	1.7
Dynegy, Inc.	3.1	3.2
William Lyon Homes, Inc.	2.9	2.7
JC Penney Corp., Inc.	2.7	2.2
	15.0

Top Five Market Sectors as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	14.5	11.0
Energy	10.4	7.0
Air Transportation	7.2	7.8
Utilities	7.1	8.1
Services	6.3	8.6

Quality Diversification (% of fund's net assets)

As of October 31, 2015
AAA,AA,A	0.8%
BBB	5.6%
BB	30.6%
B	44.6%
CCC,CC,C	10.9%
Not Rated	3.4%
Short-Term Investments and Net Other Assets	4.1%

As of April 30, 2015
AAA,AA,A	0.6%
BBB	6.8%
BB	32.2%
B	43.7%
CCC,CC,C	12.4%
Not Rated	0.6%
Short-Term Investments and Net Other Assets	3.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Duration as of October 31, 2015

6 months ago
Years	2.4	2.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)

As of October 31, 2015 *
Nonconvertible Bonds	82.6%
Bank Loan Obligations	12.3%
Other Investments	1.0%
Short-Term Investments and Net Other Assets (Liabilities)	4.1%

 * Foreign investments 27.6%

As of April 30, 2015 *
Nonconvertible Bonds	83.9%
Bank Loan Obligations	12.4%
Short-Term Investments and Net Other Assets (Liabilities)	3.7%

 * Foreign investments 29.3%

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 82.6%
	Principal Amount	Value
Air Transportation - 6.9%
Air Canada 6.625% 5/15/18 (a)	$785,000	$802,506
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 9/15/20 (a)	75,000	72,923
Allegiant Travel Co. 5.5% 7/15/19	380,000	387,980
American Airlines Group, Inc.:
4.625% 3/1/20 (a)	490,000	485,713
5.5% 10/1/19 (a)	340,000	345,270
U.S. Airways Group, Inc. 6.125% 6/1/18	1,030,000	1,069,913
United Continental Holdings, Inc.:
6% 12/1/20	200,000	211,500
6.375% 6/1/18	1,000,000	1,057,500

TOTAL AIR TRANSPORTATION		4,433,305

Automotive - 0.3%
Ford Motor Credit Co. LLC 2.875% 10/1/18	200,000	202,485
Automotive & Auto Parts - 0.2%
ZF North America Capital, Inc. 4% 4/29/20 (a)	150,000	151,500
Banks & Thrifts - 1.1%
Bank of America Corp.:
2% 1/11/18	150,000	150,656
6% 9/1/17	250,000	268,715
JPMorgan Chase & Co. 2.35% 1/28/19	97,000	97,903
Ocwen Financial Corp. 7.125% 5/15/19 (a)(b)	205,000	187,063

TOTAL BANKS & THRIFTS		704,337

Broadcasting - 1.7%
Clear Channel Communications, Inc.:
5.5% 12/15/16	450,000	409,500
6.875% 6/15/18	110,000	94,600
9% 12/15/19	685,000	579,681
10% 1/15/18	65,000	34,450

TOTAL BROADCASTING		1,118,231

Building Materials - 2.4%
Building Materials Holding Corp. 9% 9/15/18 (a)	95,000	100,643
CEMEX S.A.B. de CV 6.5% 12/10/19 (a)	1,420,000	1,441,300

TOTAL BUILDING MATERIALS		1,541,943

Cable/Satellite TV - 1.9%
Cablevision Systems Corp. 7.75% 4/15/18	150,000	157,500
CCO Holdings LLC/CCO Holdings Capital Corp. 5.25% 3/15/21	300,000	309,750
DISH DBS Corp.:
5.125% 5/1/20	300,000	298,875
6.75% 6/1/21	210,000	215,271
Time Warner Cable, Inc. 5.85% 5/1/17	200,000	210,931

TOTAL CABLE/SATELLITE TV		1,192,327

Chemicals - 1.2%
LSB Industries, Inc. 7.75% 8/1/19	260,000	246,025
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	500,000	497,500

TOTAL CHEMICALS		743,525

Containers - 2.1%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (a)(b)	1,001,750	1,016,933
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.3372% 12/15/19 (a)(b)	150,000	147,750
7% 11/15/20 (a)	167,647	168,066
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (a)	25,000	25,125

TOTAL CONTAINERS		1,357,874

Diversified Financial Services - 4.6%
Citigroup, Inc. 4.45% 1/10/17	200,000	207,524
Discover Financial Services 6.45% 6/12/17	200,000	214,248
FLY Leasing Ltd. 6.75% 12/15/20	65,000	68,250
Hyundai Capital America 2.55% 2/6/19 (a)	100,000	99,499
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.875% 3/15/19	335,000	342,638
ILFC E-Capital Trust I 4.57% 12/21/65 (a)(b)	105,000	96,863
ILFC E-Capital Trust II 6.25% 12/21/65 (a)(b)	45,000	41,963
Morgan Stanley 2.125% 4/25/18	150,000	151,206
Navient Corp. 5.875% 3/25/21	175,000	165,594
SLM Corp.:
4.875% 6/17/19	825,000	798,188
5.5% 1/15/19	710,000	705,563
8.45% 6/15/18	65,000	69,713

TOTAL DIVERSIFIED FINANCIAL SERVICES		2,961,249

Diversified Media - 1.7%
MDC Partners, Inc. 6.75% 4/1/20 (a)	610,000	620,675
WMG Acquisition Corp. 6% 1/15/21 (a)	445,000	458,350

TOTAL DIVERSIFIED MEDIA		1,079,025

Energy - 9.9%
California Resources Corp. 5% 1/15/20	430,000	312,825
Chesapeake Energy Corp.:
5.375% 6/15/21	95,000	61,513
6.125% 2/15/21	85,000	55,667
6.5% 8/15/17	40,000	36,750
Citgo Holding, Inc. 10.75% 2/15/20 (a)	245,000	246,225
Consolidated Energy Finance SA 6.75% 10/15/19 (a)	1,020,000	1,014,900
EP Energy LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20	760,000	661,200
Forbes Energy Services Ltd. 9% 6/15/19	345,000	232,875
Forum Energy Technologies, Inc. 6.25% 10/1/21	30,000	25,125
Halcon Resources Corp. 8.625% 2/1/20 (a)	395,000	340,688
Pacific Drilling V Ltd. 7.25% 12/1/17 (a)	85,000	57,800
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	200,000	210,000
Petroleos Mexicanos 3.5% 7/18/18	250,000	254,250
Sabine Pass Liquefaction LLC 5.625% 2/1/21 (b)	630,000	625,275
Sunoco LP / Sunoco Finance Corp. 5.5% 8/1/20 (a)	610,000	625,250
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (a)	35,000	36,225
5.875% 10/1/20	200,000	207,000
Western Gas Partners LP 2.6% 8/15/18	200,000	198,581
Whiting Petroleum Corp. 5% 3/15/19	650,000	617,500
WPX Energy, Inc. 7.5% 8/1/20	600,000	561,000

TOTAL ENERGY		6,380,649

Entertainment/Film - 0.3%
New Cotai LLC / New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	250,000	207,500
Food/Beverage/Tobacco - 1.8%
JBS Investments GmbH 7.75% 10/28/20 (a)	700,000	745,850
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 7.25% 6/1/21 (a)	300,000	313,875
Vector Group Ltd. 7.75% 2/15/21	120,000	128,100

TOTAL FOOD/BEVERAGE/TOBACCO		1,187,825

Gaming - 1.9%
MCE Finance Ltd. 5% 2/15/21 (a)	600,000	561,780
Wynn Macau Ltd. 5.25% 10/15/21 (a)	700,000	640,500

TOTAL GAMING		1,202,280

Healthcare - 4.5%
Community Health Systems, Inc. 7.125% 7/15/20	200,000	205,000
Kindred Escrow Corp. II 8% 1/15/20	1,305,000	1,350,675
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 4.875% 4/15/20 (a)	25,000	23,969
Tenet Healthcare Corp.:
4.75% 6/1/20	200,000	203,000
5% 3/1/19	720,000	703,800
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (a)	395,000	343,650
6.75% 8/15/18 (a)	80,000	77,208

TOTAL HEALTHCARE		2,907,302

Homebuilders/Real Estate - 5.6%
Brandywine Operating Partnership LP 4.95% 4/15/18	150,000	157,745
DDR Corp. 4.75% 4/15/18	150,000	158,205
Essex Portfolio LP 5.5% 3/15/17	250,000	262,232
Liberty Property LP 6.625% 10/1/17	150,000	162,915
Mack-Cali Realty LP 2.5% 12/15/17	150,000	151,037
TRI Pointe Homes, Inc. 4.375% 6/15/19	820,000	814,875
William Lyon Homes, Inc. 5.75% 4/15/19	1,835,000	1,867,113

TOTAL HOMEBUILDERS/REAL ESTATE		3,574,122

Insurance - 0.3%
ING U.S., Inc. 2.9% 2/15/18 (b)	200,000	204,116
Metals/Mining - 2.8%
Anglo American Capital PLC 1.2705% 4/15/16 (a)(b)	200,000	199,012
First Quantum Minerals Ltd. 6.75% 2/15/20 (a)	1,160,000	883,050
Freeport-McMoRan, Inc. 2.375% 3/15/18	200,000	183,000
Lundin Mining Corp. 7.5% 11/1/20 (a)	445,000	449,450
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (a)	110,000	95,768

TOTAL METALS/MINING		1,810,280

Paper - 0.6%
Mercer International, Inc. 7% 12/1/19	300,000	306,000
Xerium Technologies, Inc. 8.875% 6/15/18	85,000	86,700

TOTAL PAPER		392,700

Publishing/Printing - 1.1%
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (a)(b)	555,000	564,713
R.R. Donnelley & Sons Co. 7.875% 3/15/21	120,000	125,190

TOTAL PUBLISHING/PRINTING		689,903

Services - 5.0%
APX Group, Inc.:
6.375% 12/1/19	1,875,000	1,823,438
8.75% 12/1/20	230,000	189,750
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (a)	1,175,000	1,185,281

TOTAL SERVICES		3,198,469

Steel - 0.4%
JMC Steel Group, Inc. 8.25% 3/15/18 (a)	70,000	47,600
Steel Dynamics, Inc. 5.125% 10/1/21	220,000	218,350

TOTAL STEEL		265,950

Super Retail - 2.3%
JC Penney Corp., Inc.:
5.65% 6/1/20	394,000	360,510
5.75% 2/15/18	650,000	632,125
8.125% 10/1/19	495,000	492,525

TOTAL SUPER RETAIL		1,485,160

Technology - 0.3%
NXP BV/NXP Funding LLC 4.125% 6/15/20 (a)	200,000	204,000
Telecommunications - 14.3%
Alcatel-Lucent U.S.A., Inc. 6.75% 11/15/20 (a)	200,000	212,500
AT&T, Inc. 1.237% 11/27/18 (b)	200,000	200,168
Columbus International, Inc. 7.375% 3/30/21 (a)	1,000,000	1,040,000
Digicel Group Ltd. 8.25% 9/30/20 (a)	500,000	442,500
DigitalGlobe, Inc. 5.25% 2/1/21 (a)	300,000	269,874
FairPoint Communications, Inc. 8.75% 8/15/19 (a)	110,000	113,300
Intelsat Jackson Holdings SA 7.25% 10/15/20	1,755,000	1,601,438
Numericable Group SA 4.875% 5/15/19 (a)	2,045,000	2,055,218
Sprint Communications, Inc. 7% 3/1/20 (a)	1,210,000	1,270,500
T-Mobile U.S.A., Inc.:
6.464% 4/28/19	1,275,000	1,311,656
6.542% 4/28/20	365,000	374,125
Verizon Communications, Inc. 3.65% 9/14/18	250,000	263,681
Wind Acquisition Finance SA 4.75% 7/15/20 (a)	70,000	71,225

TOTAL TELECOMMUNICATIONS		9,226,185

Transportation Ex Air/Rail - 1.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	215,000	205,863
Navios Maritime Holdings, Inc. 8.125% 2/15/19	980,000	715,400

TOTAL TRANSPORTATION EX AIR/RAIL		921,263

Utilities - 6.0%
DCP Midstream Operating LP 2.5% 12/1/17	100,000	93,208
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	35,000	35,131
DPL, Inc. 6.75% 10/1/19	550,000	563,750
Dynegy, Inc. 6.75% 11/1/19	1,995,000	1,990,013
RJS Power Holdings LLC 5.125% 7/15/19 (a)	1,265,000	1,157,222

TOTAL UTILITIES		3,839,324

TOTAL NONCONVERTIBLE BONDS
(Cost $55,025,588)		53,182,829

Bank Loan Obligations - 12.3%
Aerospace - 0.3%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (b)	193,059	190,163
Air Transportation - 0.3%
American Airlines, Inc. Tranche B, term loan 3.5% 10/10/21 (b)	163,350	162,942
Broadcasting - 0.7%
Clear Channel Communications, Inc. Tranche D, term loan 6.9383% 1/30/19 (b)	395,000	330,196
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (b)	99,737	99,038

TOTAL BROADCASTING		429,234

Building Materials - 0.6%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (b)	132,975	128,875
Tranche 2LN, term loan 7.75% 4/1/22 (b)	25,000	24,453
LBM Borrower LLC Tranche B 1LN, term loan 6.25% 8/20/22 (b)	235,000	226,336

TOTAL BUILDING MATERIALS		379,664

Cable/Satellite TV - 0.7%
CSC Holdings LLC Tranche B, term loan 2.6883% 4/17/20 (b)	74,419	74,357
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (b)	66,517	65,594
Tranche B 2LN, term loan 4.5% 5/8/20 (b)	57,546	56,748
Tranche B 6LN, term loan 1/22/23 (c)	290,000	286,572

TOTAL CABLE/SATELLITE TV		483,271

Capital Goods - 0.2%
Rexnord LLC Tranche B, term loan 4% 8/21/20 (b)	148,736	146,846
Containers - 0.7%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (b)	252,437	251,965
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (b)	206,889	202,751

TOTAL CONTAINERS		454,716

Diversified Financial Services - 0.3%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 9/11/22 (b)	100,000	86,500
Tranche B 1LN, term loan 4.75% 9/11/21 (b)	24,875	22,398
TransUnion LLC Tranche B 2LN, term loan 3.5% 4/9/21 (b)	94,193	92,819

TOTAL DIVERSIFIED FINANCIAL SERVICES		201,717

Energy - 0.5%
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (b)	305,000	241,560
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (b)	97,285	77,179

TOTAL ENERGY		318,739

Food & Drug Retail - 0.2%
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (b)	98,258	98,039
Gaming - 1.6%
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (b)	264,462	264,903
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (b)	97,756	92,364
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (b)	233,070	204,325
Eldorado Resorts, Inc. Tranche B, term loan 4.25% 7/23/22 (b)	14,963	14,944
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (b)	208,859	205,928
Scientific Games Corp. Tranche B 2LN, term loan 6% 10/1/21 (b)	238,200	232,395

TOTAL GAMING		1,014,859

Healthcare - 0.7%
Jaguar Holding Co. II / Pharmaceutical Product Development LLC Tranche B, term loan 4.25% 8/18/22 (b)	89,775	88,380
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (b)	85,000	85,177
Tranche B 1LN, term loan 4.25% 1/28/21 (b)	117,840	117,448
Valeant Pharmaceuticals International, Inc. Tranche BD 2LN, term loan 3.5% 2/13/19 (b)	170,000	158,143

TOTAL HEALTHCARE		449,148

Leisure - 0.1%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	44,813	39,995
Publishing/Printing - 0.7%
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (b)	461,403	456,789
Services - 1.3%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (b)	68,775	63,510
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (b)	143,488	107,616
Garda World Security Corp.:
term loan 4.0032% 11/8/20 (b)	315,285	306,615
Tranche DD, term loan 4.0032% 11/8/20 (b)	80,654	78,436
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (b)	276,316	235,098
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (b)	68,950	65,933

TOTAL SERVICES		857,208

Super Retail - 0.8%
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (b)	9,875	9,823
6% 5/22/18 (b)	217,050	216,236
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (b)	268,650	268,505

TOTAL SUPER RETAIL		494,564

Technology - 1.3%
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (b)	145,000	143,852
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (b)	130,000	129,123
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (b)	49,961	50,481
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 8.713% 10/16/23 (b)	50,000	49,250
Tranche B 1LN, term loan 5% 10/16/22 (b)	85,000	83,867
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (b)	75,000	74,875
Tranche B 1LN, term loan 4.75% 11/12/21 (b)	160,000	159,867
TTM Technologies, Inc. Tranche B 1LN, term loan 6% 5/31/21 (b)	150,000	140,250

TOTAL TECHNOLOGY		831,565

Telecommunications - 0.2%
GTT Communications, Inc. Tranche B, term loan 6.25% 10/22/22 (b)	130,000	129,147
LTS Buyer LLC Tranche B 1LN, term loan 4% 4/11/20 (b)	24,936	24,531

TOTAL TELECOMMUNICATIONS		153,678

Utilities - 1.1%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (b)	262,664	255,309
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (b)	54,141	43,313
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (b)	310,000	292,950
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (b)	149,239	139,911

TOTAL UTILITIES		731,483

TOTAL BANK LOAN OBLIGATIONS
(Cost $8,212,632)		7,894,620

Bank Notes - 0.4%
Regions Bank 7.5% 5/15/18
(Cost $279,565)	250,000	281,447

Preferred Securities - 0.6%
Banks & Thrifts - 0.4%
Royal Bank of Scotland Group PLC 7.5% (b)(d)	$200,000	$208,319
Wells Fargo & Co. 5.875% (b)(d)	20,000	21,600

TOTAL BANKS & THRIFTS		229,919

Diversified Financial Services - 0.2%
American Express Co. 4.9% (b)(d)	15,000	14,645
Citigroup, Inc.:
5.95% (b)(d)	100,000	99,595
5.95% (b)(d)	10,000	10,111

TOTAL DIVERSIFIED FINANCIAL SERVICES		124,351

TOTAL PREFERRED SECURITIES
(Cost $343,790)		354,270
	Shares	Value

Money Market Funds - 4.4%
Fidelity Cash Central Fund, 0.18% (e)
(Cost $2,851,320)	2,851,320	2,851,320
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $66,712,895)		64,564,486
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(161,197)
NET ASSETS - 100%		$64,403,289

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,462,138 or 34.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) The coupon rate will be determined upon settlement of the loan after period end.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,080

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$53,182,829	$--	$53,182,829	$--
Bank Loan Obligations	7,894,620	--	7,894,620	--
Bank Notes	281,447	--	281,447	--
Preferred Securities	354,270	--	354,270	--
Money Market Funds	2,851,320	2,851,320	--	--
Total Investments in Securities:	$64,564,486	$2,851,320	$61,713,166	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	72.4%
Luxembourg	5.9%
Canada	5.7%
France	3.2%
Mexico	2.6%
Cayman Islands	1.9%
Barbados	1.6%
Marshall Islands	1.4%
Australia	1.2%
Austria	1.1%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2015 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $63,861,575)	$61,713,166
Fidelity Central Funds (cost $2,851,320)	2,851,320
Total Investments (cost $66,712,895)		$64,564,486
Cash		19,100
Receivable for investments sold		498,874
Receivable for fund shares sold		32,393
Interest receivable		940,266
Distributions receivable from Fidelity Central Funds		432
Prepaid expenses		173
Receivable from investment adviser for expense reductions		36,199
Total assets		66,091,923
Liabilities
Payable for investments purchased	$1,394,993
Payable for fund shares redeemed	187,599
Distributions payable	24,381
Accrued management fee	29,841
Distribution and service plan fees payable	5,279
Other affiliated payables	8,112
Other payables and accrued expenses	38,429
Total liabilities		1,688,634
Net Assets		$64,403,289
Net Assets consist of:
Paid in capital		$68,746,689
Undistributed net investment income		70,523
Accumulated undistributed net realized gain (loss) on investments		(2,265,514)
Net unrealized appreciation (depreciation) on investments		(2,148,409)
Net Assets		$64,403,289
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($6,451,589 ÷ 682,810 shares)		$9.45
Maximum offering price per share (100/96.00 of $9.45)		$9.84
Class T:
Net Asset Value and redemption price per share ($2,476,542 ÷ 262,123 shares)		$9.45
Maximum offering price per share (100/96.00 of $9.45)		$9.84
Class C:
Net Asset Value and offering price per share ($4,103,477 ÷ 434,323 shares)(a)		$9.45
Short Duration High Income:
Net Asset Value, offering price and redemption price per share ($48,506,967 ÷ 5,134,224 shares)		$9.45
Class I:
Net Asset Value, offering price and redemption price per share ($2,864,714 ÷ 303,208 shares)		$9.45

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2015 (Unaudited)
Investment Income
Dividends		$2,083
Interest		1,755,963
Income from Fidelity Central Funds		2,080
Total income		1,760,126
Expenses
Management fee	$178,947
Transfer agent fees	38,055
Distribution and service plan fees	29,077
Accounting fees and expenses	13,251
Custodian fees and expenses	6,505
Independent trustees' compensation	144
Registration fees	60,251
Audit	31,606
Legal	79
Miscellaneous	347
Total expenses before reductions	358,262
Expense reductions	(72,310)	285,952
Net investment income (loss)		1,474,174
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(855,735)
Total net realized gain (loss)		(855,735)
Change in net unrealized appreciation (depreciation) on investment securities		(1,905,888)
Net gain (loss)		(2,761,623)
Net increase (decrease) in net assets resulting from operations		$(1,287,449)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,474,174	$2,616,400
Net realized gain (loss)	(855,735)	(1,395,322)
Change in net unrealized appreciation (depreciation)	(1,905,888)	(679,199)
Net increase (decrease) in net assets resulting from operations	(1,287,449)	541,879
Distributions to shareholders from net investment income	(1,421,215)	(2,602,102)
Share transactions - net increase (decrease)	5,269,854	(4,220,658)
Redemption fees	8,800	44,348
Total increase (decrease) in net assets	2,569,990	(6,236,533)
Net Assets
Beginning of period	61,833,299	68,069,832
End of period (including undistributed net investment income of $70,523 and undistributed net investment income of $17,564, respectively)	$64,403,289	$61,833,299

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short Duration High Income Fund Class A

	Six months ended	Years ended April 30,
	(Unaudited)	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.213	.358	.132
Net realized and unrealized gain (loss)	(.417)	(.246)	.091
Total from investment operations	(.204)	.112	.223
Distributions from net investment income	(.207)	(.358)	(.124)
Redemption fees added to paid in capitalB	.001	.006	.001
Net asset value, end of period	$9.45	$9.86	$10.10
Total ReturnC,D,E	(2.07)%	1.22%	2.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.31%H	1.29%	1.61%H
Expenses net of fee waivers, if any	1.05%H	1.05%	1.05%H
Expenses net of all reductions	1.05%H	1.05%	1.05%H
Net investment income (loss)	4.43%H	3.63%	2.72%H
Supplemental Data
Net assets, end of period (000 omitted)	$6,452	$4,398	$3,043
Portfolio turnover rateI	59%H	84%	20%J

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short Duration High Income Fund Class T

	Six months ended	Years ended April 30,
	(Unaudited)	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.215	.360	.132
Net realized and unrealized gain (loss)	(.419)	(.247)	.091
Total from investment operations	(.204)	.113	.223
Distributions from net investment income	(.207)	(.359)	(.124)
Redemption fees added to paid in capitalB	.001	.006	.001
Net asset value, end of period	$9.45	$9.86	$10.10
Total ReturnC,D,E	(2.07)%	1.23%	2.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.31%H	1.31%	1.61%H
Expenses net of fee waivers, if any	1.05%H	1.05%	1.05%H
Expenses net of all reductions	1.05%H	1.05%	1.05%H
Net investment income (loss)	4.43%H	3.63%	2.72%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,477	$2,930	$2,946
Portfolio turnover rateI	59%H	84%	20%J

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short Duration High Income Fund Class C

	Six months ended	Years ended April 30,
	(Unaudited)	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.178	.285	.096
Net realized and unrealized gain (loss)	(.419)	(.247)	.090
Total from investment operations	(.241)	.038	.186
Distributions from net investment income	(.170)	(.284)	(.087)
Redemption fees added to paid in capitalB	.001	.006	.001
Net asset value, end of period	$9.45	$9.86	$10.10
Total ReturnC,D,E	(2.44)%	.47%	1.88%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.06%H	2.08%	2.37%H
Expenses net of fee waivers, if any	1.80%H	1.80%	1.80%H
Expenses net of all reductions	1.80%H	1.80%	1.80%H
Net investment income (loss)	3.68%H	2.88%	1.97%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,103	$3,465	$3,114
Portfolio turnover rateI	59%H	84%	20%J

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short Duration High Income Fund

	Six months ended	Years ended April 30,
	(Unaudited)	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.227	.385	.142
Net realized and unrealized gain (loss)	(.419)	(.248)	.093
Total from investment operations	(.192)	.137	.235
Distributions from net investment income	(.219)	(.383)	(.136)
Redemption fees added to paid in capitalB	.001	.006	.001
Net asset value, end of period	$9.45	$9.86	$10.10
Total ReturnC,D	(1.95)%	1.48%	2.37%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.01%G	1.00%	1.24%G
Expenses net of fee waivers, if any	.80%G	.80%	.80%G
Expenses net of all reductions	.80%G	.80%	.80%G
Net investment income (loss)	4.68%G	3.88%	2.96%G
Supplemental Data
Net assets, end of period (000 omitted)	$48,507	$45,109	$54,547
Portfolio turnover rateH	59%G	84%	20%I

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short Duration High Income Fund Class I

	Six months ended	Years ended April 30,
	(Unaudited)	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.230	.383	.143
Net realized and unrealized gain (loss)	(.422)	(.246)	.091
Total from investment operations	(.192)	.137	.234
Distributions from net investment income	(.219)	(.383)	(.135)
Redemption fees added to paid in capitalB	.001	.006	.001
Net asset value, end of period	$9.45	$9.86	$10.10
Total ReturnC,D	(1.95)%	1.48%	2.37%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.03%G	1.04%	1.34%G
Expenses net of fee waivers, if any	.80%G	.80%	.80%G
Expenses net of all reductions	.80%G	.80%	.80%G
Net investment income (loss)	4.68%G	3.88%	2.97%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,865	$5,932	$4,419
Portfolio turnover rateH	59%G	84%	20%I

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2015

1. Organization.

Fidelity Short Duration High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Short Duration High Income and Class I (formerly Institutional Class) shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2015 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$334,459
Gross unrealized depreciation	(2,399,330)
Net unrealized appreciation (depreciation) on securities	$(2,064,871)
Tax cost	$66,629,357

The Fund intends to elect to defer to its next fiscal year $1,396,000 of capital losses recognized during the period November 1, 2014 to April 30, 2015.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $23,003,297 and $17,949,527, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$6,750	$6,750
Class T	-%	.25%	3,354	3,354
Class C	.75%	.25%	18,973	18,973
			$29,077	$29,077

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,538
Class T	672
Class C(a)	229
$2,439

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$3,968.15
Class T	2,255.17
Class C	2,987.16
Short Duration High Income	25,471.11
Class I	3,374.15
	$ 38,055

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $41 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through June 30, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.05%	$7,093
Class T	1.05%	3,570
Class C	1.80%	4,886
Short Duration High Income	.80%	51,377
Class I	.80%	5,203
		$72,129

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $36.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $145.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2015	Year ended April 30, 2015
From net investment income
Class A	$116,146	$151,548
Class T	57,528	112,975
Class C	67,213	107,591
Short Duration High Income	1,080,369	1,984,086
Class I	99,959	245,902
Total	$1,421,215	$2,602,102

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2015	Year ended April 30, 2015	Six months ended October 31, 2015	Year ended April 30, 2015
Class A
Shares sold	472,082	299,268	$4,519,404	$2,985,839
Reinvestment of distributions	11,036	14,874	105,624	146,830
Shares redeemed	(246,287)	(169,511)	(2,360,114)	(1,660,441)
Net increase (decrease)	236,831	144,631	$2,264,914	$1,472,228
Class T
Shares sold	58,701	106,602	$561,225	$1,059,729
Reinvestment of distributions	5,847	11,282	56,113	111,555
Shares redeemed	(99,585)	(112,433)	(959,200)	(1,107,095)
Net increase (decrease)	(35,037)	5,451	$(341,862)	$64,189
Class C
Shares sold	231,359	183,881	$2,218,286	$1,829,692
Reinvestment of distributions	6,640	10,436	63,593	103,054
Shares redeemed	(155,022)	(151,335)	(1,488,533)	(1,485,824)
Net increase (decrease)	82,977	42,982	$793,346	$446,922
Short Duration High Income
Shares sold	2,100,197	3,237,652	$20,326,067	$32,098,500
Reinvestment of distributions	99,172	179,994	951,149	1,780,718
Shares redeemed	(1,639,724)	(4,244,145)	(15,845,658)	(41,783,699)
Net increase (decrease)	559,645	(826,499)	$5,431,558	$(7,904,481)
Class I
Shares sold	55,052	500,722	$525,918	$4,973,578
Reinvestment of distributions	8,878	21,974	85,477	216,979
Shares redeemed	(362,294)	(358,716)	(3,489,497)	(3,490,073)
Net increase (decrease)	(298,364)	163,980	$(2,878,102)	$1,700,484

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2015 to October 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period-B May 1, 2015 to October 31, 2015
Class A	1.05%
Actual		$1,000.00	$979.30	$5.22
Hypothetical-C		$1,000.00	$1,019.86	$5.33
Class T	1.05%
Actual		$1,000.00	$979.30	$5.22
Hypothetical-C		$1,000.00	$1,019.86	$5.33
Class C	1.80%
Actual		$1,000.00	$975.60	$8.94
Hypothetical-C		$1,000.00	$1,016.09	$9.12
Short Duration High Income	.80%
Actual		$1,000.00	$980.50	$3.98
Hypothetical-C		$1,000.00	$1,021.11	$4.06
Class I	.80%
Actual		$1,000.00	$980.50	$3.98
Hypothetical-C		$1,000.00	$1,021.11	$4.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short Duration High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-year period, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Short Duration High Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month period shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Short Duration High Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of the retail class ranked below its competitive median for 2014, the total expense ratio of each of Class A and Class T ranked equal to its competitive median for 2014, and the total expense ratio of each of Class C and Class I ranked above its competitive median for 2014.

The Board further considered that FMR contractually agreed to reimburse Class A, Class T, Class C, Class I, and the retail class of the fund to the extent that total expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets exceed 1.05%, 1.05%, 1.80%, 0.80%, and 0.80% through June 30, 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although in some cases above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders;(viii) Fidelity's group fee structures, including the group fee schedule of breakpoints;(ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ASDH-SANN-1215
1.969458.101

Fidelity Advisor® Short Duration High Income Fund - Class I (formerly Institutional Class) Semi-Annual Report October 31, 2015 Class I is a class of Fidelity® Short Duration High Income Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2015

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Numericable Group SA	3.2	3.4
APX Group, Inc.	3.1	1.7
Dynegy, Inc.	3.1	3.2
William Lyon Homes, Inc.	2.9	2.7
JC Penney Corp., Inc.	2.7	2.2
	15.0

Top Five Market Sectors as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	14.5	11.0
Energy	10.4	7.0
Air Transportation	7.2	7.8
Utilities	7.1	8.1
Services	6.3	8.6

Quality Diversification (% of fund's net assets)

As of October 31, 2015
AAA,AA,A	0.8%
BBB	5.6%
BB	30.6%
B	44.6%
CCC,CC,C	10.9%
Not Rated	3.4%
Short-Term Investments and Net Other Assets	4.1%

As of April 30, 2015
AAA,AA,A	0.6%
BBB	6.8%
BB	32.2%
B	43.7%
CCC,CC,C	12.4%
Not Rated	0.6%
Short-Term Investments and Net Other Assets	3.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Duration as of October 31, 2015

6 months ago
Years	2.4	2.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)

As of October 31, 2015 *
Nonconvertible Bonds	82.6%
Bank Loan Obligations	12.3%
Other Investments	1.0%
Short-Term Investments and Net Other Assets (Liabilities)	4.1%

 * Foreign investments 27.6%

As of April 30, 2015 *
Nonconvertible Bonds	83.9%
Bank Loan Obligations	12.4%
Short-Term Investments and Net Other Assets (Liabilities)	3.7%

 * Foreign investments 29.3%

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 82.6%
	Principal Amount	Value
Air Transportation - 6.9%
Air Canada 6.625% 5/15/18 (a)	$785,000	$802,506
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 9/15/20 (a)	75,000	72,923
Allegiant Travel Co. 5.5% 7/15/19	380,000	387,980
American Airlines Group, Inc.:
4.625% 3/1/20 (a)	490,000	485,713
5.5% 10/1/19 (a)	340,000	345,270
U.S. Airways Group, Inc. 6.125% 6/1/18	1,030,000	1,069,913
United Continental Holdings, Inc.:
6% 12/1/20	200,000	211,500
6.375% 6/1/18	1,000,000	1,057,500

TOTAL AIR TRANSPORTATION		4,433,305

Automotive - 0.3%
Ford Motor Credit Co. LLC 2.875% 10/1/18	200,000	202,485
Automotive & Auto Parts - 0.2%
ZF North America Capital, Inc. 4% 4/29/20 (a)	150,000	151,500
Banks & Thrifts - 1.1%
Bank of America Corp.:
2% 1/11/18	150,000	150,656
6% 9/1/17	250,000	268,715
JPMorgan Chase & Co. 2.35% 1/28/19	97,000	97,903
Ocwen Financial Corp. 7.125% 5/15/19 (a)(b)	205,000	187,063

TOTAL BANKS & THRIFTS		704,337

Broadcasting - 1.7%
Clear Channel Communications, Inc.:
5.5% 12/15/16	450,000	409,500
6.875% 6/15/18	110,000	94,600
9% 12/15/19	685,000	579,681
10% 1/15/18	65,000	34,450

TOTAL BROADCASTING		1,118,231

Building Materials - 2.4%
Building Materials Holding Corp. 9% 9/15/18 (a)	95,000	100,643
CEMEX S.A.B. de CV 6.5% 12/10/19 (a)	1,420,000	1,441,300

TOTAL BUILDING MATERIALS		1,541,943

Cable/Satellite TV - 1.9%
Cablevision Systems Corp. 7.75% 4/15/18	150,000	157,500
CCO Holdings LLC/CCO Holdings Capital Corp. 5.25% 3/15/21	300,000	309,750
DISH DBS Corp.:
5.125% 5/1/20	300,000	298,875
6.75% 6/1/21	210,000	215,271
Time Warner Cable, Inc. 5.85% 5/1/17	200,000	210,931

TOTAL CABLE/SATELLITE TV		1,192,327

Chemicals - 1.2%
LSB Industries, Inc. 7.75% 8/1/19	260,000	246,025
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	500,000	497,500

TOTAL CHEMICALS		743,525

Containers - 2.1%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (a)(b)	1,001,750	1,016,933
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.3372% 12/15/19 (a)(b)	150,000	147,750
7% 11/15/20 (a)	167,647	168,066
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (a)	25,000	25,125

TOTAL CONTAINERS		1,357,874

Diversified Financial Services - 4.6%
Citigroup, Inc. 4.45% 1/10/17	200,000	207,524
Discover Financial Services 6.45% 6/12/17	200,000	214,248
FLY Leasing Ltd. 6.75% 12/15/20	65,000	68,250
Hyundai Capital America 2.55% 2/6/19 (a)	100,000	99,499
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.875% 3/15/19	335,000	342,638
ILFC E-Capital Trust I 4.57% 12/21/65 (a)(b)	105,000	96,863
ILFC E-Capital Trust II 6.25% 12/21/65 (a)(b)	45,000	41,963
Morgan Stanley 2.125% 4/25/18	150,000	151,206
Navient Corp. 5.875% 3/25/21	175,000	165,594
SLM Corp.:
4.875% 6/17/19	825,000	798,188
5.5% 1/15/19	710,000	705,563
8.45% 6/15/18	65,000	69,713

TOTAL DIVERSIFIED FINANCIAL SERVICES		2,961,249

Diversified Media - 1.7%
MDC Partners, Inc. 6.75% 4/1/20 (a)	610,000	620,675
WMG Acquisition Corp. 6% 1/15/21 (a)	445,000	458,350

TOTAL DIVERSIFIED MEDIA		1,079,025

Energy - 9.9%
California Resources Corp. 5% 1/15/20	430,000	312,825
Chesapeake Energy Corp.:
5.375% 6/15/21	95,000	61,513
6.125% 2/15/21	85,000	55,667
6.5% 8/15/17	40,000	36,750
Citgo Holding, Inc. 10.75% 2/15/20 (a)	245,000	246,225
Consolidated Energy Finance SA 6.75% 10/15/19 (a)	1,020,000	1,014,900
EP Energy LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20	760,000	661,200
Forbes Energy Services Ltd. 9% 6/15/19	345,000	232,875
Forum Energy Technologies, Inc. 6.25% 10/1/21	30,000	25,125
Halcon Resources Corp. 8.625% 2/1/20 (a)	395,000	340,688
Pacific Drilling V Ltd. 7.25% 12/1/17 (a)	85,000	57,800
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	200,000	210,000
Petroleos Mexicanos 3.5% 7/18/18	250,000	254,250
Sabine Pass Liquefaction LLC 5.625% 2/1/21 (b)	630,000	625,275
Sunoco LP / Sunoco Finance Corp. 5.5% 8/1/20 (a)	610,000	625,250
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (a)	35,000	36,225
5.875% 10/1/20	200,000	207,000
Western Gas Partners LP 2.6% 8/15/18	200,000	198,581
Whiting Petroleum Corp. 5% 3/15/19	650,000	617,500
WPX Energy, Inc. 7.5% 8/1/20	600,000	561,000

TOTAL ENERGY		6,380,649

Entertainment/Film - 0.3%
New Cotai LLC / New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	250,000	207,500
Food/Beverage/Tobacco - 1.8%
JBS Investments GmbH 7.75% 10/28/20 (a)	700,000	745,850
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 7.25% 6/1/21 (a)	300,000	313,875
Vector Group Ltd. 7.75% 2/15/21	120,000	128,100

TOTAL FOOD/BEVERAGE/TOBACCO		1,187,825

Gaming - 1.9%
MCE Finance Ltd. 5% 2/15/21 (a)	600,000	561,780
Wynn Macau Ltd. 5.25% 10/15/21 (a)	700,000	640,500

TOTAL GAMING		1,202,280

Healthcare - 4.5%
Community Health Systems, Inc. 7.125% 7/15/20	200,000	205,000
Kindred Escrow Corp. II 8% 1/15/20	1,305,000	1,350,675
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 4.875% 4/15/20 (a)	25,000	23,969
Tenet Healthcare Corp.:
4.75% 6/1/20	200,000	203,000
5% 3/1/19	720,000	703,800
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (a)	395,000	343,650
6.75% 8/15/18 (a)	80,000	77,208

TOTAL HEALTHCARE		2,907,302

Homebuilders/Real Estate - 5.6%
Brandywine Operating Partnership LP 4.95% 4/15/18	150,000	157,745
DDR Corp. 4.75% 4/15/18	150,000	158,205
Essex Portfolio LP 5.5% 3/15/17	250,000	262,232
Liberty Property LP 6.625% 10/1/17	150,000	162,915
Mack-Cali Realty LP 2.5% 12/15/17	150,000	151,037
TRI Pointe Homes, Inc. 4.375% 6/15/19	820,000	814,875
William Lyon Homes, Inc. 5.75% 4/15/19	1,835,000	1,867,113

TOTAL HOMEBUILDERS/REAL ESTATE		3,574,122

Insurance - 0.3%
ING U.S., Inc. 2.9% 2/15/18 (b)	200,000	204,116
Metals/Mining - 2.8%
Anglo American Capital PLC 1.2705% 4/15/16 (a)(b)	200,000	199,012
First Quantum Minerals Ltd. 6.75% 2/15/20 (a)	1,160,000	883,050
Freeport-McMoRan, Inc. 2.375% 3/15/18	200,000	183,000
Lundin Mining Corp. 7.5% 11/1/20 (a)	445,000	449,450
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (a)	110,000	95,768

TOTAL METALS/MINING		1,810,280

Paper - 0.6%
Mercer International, Inc. 7% 12/1/19	300,000	306,000
Xerium Technologies, Inc. 8.875% 6/15/18	85,000	86,700

TOTAL PAPER		392,700

Publishing/Printing - 1.1%
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (a)(b)	555,000	564,713
R.R. Donnelley & Sons Co. 7.875% 3/15/21	120,000	125,190

TOTAL PUBLISHING/PRINTING		689,903

Services - 5.0%
APX Group, Inc.:
6.375% 12/1/19	1,875,000	1,823,438
8.75% 12/1/20	230,000	189,750
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (a)	1,175,000	1,185,281

TOTAL SERVICES		3,198,469

Steel - 0.4%
JMC Steel Group, Inc. 8.25% 3/15/18 (a)	70,000	47,600
Steel Dynamics, Inc. 5.125% 10/1/21	220,000	218,350

TOTAL STEEL		265,950

Super Retail - 2.3%
JC Penney Corp., Inc.:
5.65% 6/1/20	394,000	360,510
5.75% 2/15/18	650,000	632,125
8.125% 10/1/19	495,000	492,525

TOTAL SUPER RETAIL		1,485,160

Technology - 0.3%
NXP BV/NXP Funding LLC 4.125% 6/15/20 (a)	200,000	204,000
Telecommunications - 14.3%
Alcatel-Lucent U.S.A., Inc. 6.75% 11/15/20 (a)	200,000	212,500
AT&T, Inc. 1.237% 11/27/18 (b)	200,000	200,168
Columbus International, Inc. 7.375% 3/30/21 (a)	1,000,000	1,040,000
Digicel Group Ltd. 8.25% 9/30/20 (a)	500,000	442,500
DigitalGlobe, Inc. 5.25% 2/1/21 (a)	300,000	269,874
FairPoint Communications, Inc. 8.75% 8/15/19 (a)	110,000	113,300
Intelsat Jackson Holdings SA 7.25% 10/15/20	1,755,000	1,601,438
Numericable Group SA 4.875% 5/15/19 (a)	2,045,000	2,055,218
Sprint Communications, Inc. 7% 3/1/20 (a)	1,210,000	1,270,500
T-Mobile U.S.A., Inc.:
6.464% 4/28/19	1,275,000	1,311,656
6.542% 4/28/20	365,000	374,125
Verizon Communications, Inc. 3.65% 9/14/18	250,000	263,681
Wind Acquisition Finance SA 4.75% 7/15/20 (a)	70,000	71,225

TOTAL TELECOMMUNICATIONS		9,226,185

Transportation Ex Air/Rail - 1.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	215,000	205,863
Navios Maritime Holdings, Inc. 8.125% 2/15/19	980,000	715,400

TOTAL TRANSPORTATION EX AIR/RAIL		921,263

Utilities - 6.0%
DCP Midstream Operating LP 2.5% 12/1/17	100,000	93,208
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	35,000	35,131
DPL, Inc. 6.75% 10/1/19	550,000	563,750
Dynegy, Inc. 6.75% 11/1/19	1,995,000	1,990,013
RJS Power Holdings LLC 5.125% 7/15/19 (a)	1,265,000	1,157,222

TOTAL UTILITIES		3,839,324

TOTAL NONCONVERTIBLE BONDS
(Cost $55,025,588)		53,182,829

Bank Loan Obligations - 12.3%
Aerospace - 0.3%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (b)	193,059	190,163
Air Transportation - 0.3%
American Airlines, Inc. Tranche B, term loan 3.5% 10/10/21 (b)	163,350	162,942
Broadcasting - 0.7%
Clear Channel Communications, Inc. Tranche D, term loan 6.9383% 1/30/19 (b)	395,000	330,196
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (b)	99,737	99,038

TOTAL BROADCASTING		429,234

Building Materials - 0.6%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (b)	132,975	128,875
Tranche 2LN, term loan 7.75% 4/1/22 (b)	25,000	24,453
LBM Borrower LLC Tranche B 1LN, term loan 6.25% 8/20/22 (b)	235,000	226,336

TOTAL BUILDING MATERIALS		379,664

Cable/Satellite TV - 0.7%
CSC Holdings LLC Tranche B, term loan 2.6883% 4/17/20 (b)	74,419	74,357
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (b)	66,517	65,594
Tranche B 2LN, term loan 4.5% 5/8/20 (b)	57,546	56,748
Tranche B 6LN, term loan 1/22/23 (c)	290,000	286,572

TOTAL CABLE/SATELLITE TV		483,271

Capital Goods - 0.2%
Rexnord LLC Tranche B, term loan 4% 8/21/20 (b)	148,736	146,846
Containers - 0.7%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (b)	252,437	251,965
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (b)	206,889	202,751

TOTAL CONTAINERS		454,716

Diversified Financial Services - 0.3%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 9/11/22 (b)	100,000	86,500
Tranche B 1LN, term loan 4.75% 9/11/21 (b)	24,875	22,398
TransUnion LLC Tranche B 2LN, term loan 3.5% 4/9/21 (b)	94,193	92,819

TOTAL DIVERSIFIED FINANCIAL SERVICES		201,717

Energy - 0.5%
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (b)	305,000	241,560
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (b)	97,285	77,179

TOTAL ENERGY		318,739

Food & Drug Retail - 0.2%
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (b)	98,258	98,039
Gaming - 1.6%
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (b)	264,462	264,903
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (b)	97,756	92,364
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (b)	233,070	204,325
Eldorado Resorts, Inc. Tranche B, term loan 4.25% 7/23/22 (b)	14,963	14,944
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (b)	208,859	205,928
Scientific Games Corp. Tranche B 2LN, term loan 6% 10/1/21 (b)	238,200	232,395

TOTAL GAMING		1,014,859

Healthcare - 0.7%
Jaguar Holding Co. II / Pharmaceutical Product Development LLC Tranche B, term loan 4.25% 8/18/22 (b)	89,775	88,380
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (b)	85,000	85,177
Tranche B 1LN, term loan 4.25% 1/28/21 (b)	117,840	117,448
Valeant Pharmaceuticals International, Inc. Tranche BD 2LN, term loan 3.5% 2/13/19 (b)	170,000	158,143

TOTAL HEALTHCARE		449,148

Leisure - 0.1%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	44,813	39,995
Publishing/Printing - 0.7%
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (b)	461,403	456,789
Services - 1.3%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (b)	68,775	63,510
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (b)	143,488	107,616
Garda World Security Corp.:
term loan 4.0032% 11/8/20 (b)	315,285	306,615
Tranche DD, term loan 4.0032% 11/8/20 (b)	80,654	78,436
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (b)	276,316	235,098
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (b)	68,950	65,933

TOTAL SERVICES		857,208

Super Retail - 0.8%
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (b)	9,875	9,823
6% 5/22/18 (b)	217,050	216,236
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (b)	268,650	268,505

TOTAL SUPER RETAIL		494,564

Technology - 1.3%
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (b)	145,000	143,852
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (b)	130,000	129,123
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (b)	49,961	50,481
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 8.713% 10/16/23 (b)	50,000	49,250
Tranche B 1LN, term loan 5% 10/16/22 (b)	85,000	83,867
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (b)	75,000	74,875
Tranche B 1LN, term loan 4.75% 11/12/21 (b)	160,000	159,867
TTM Technologies, Inc. Tranche B 1LN, term loan 6% 5/31/21 (b)	150,000	140,250

TOTAL TECHNOLOGY		831,565

Telecommunications - 0.2%
GTT Communications, Inc. Tranche B, term loan 6.25% 10/22/22 (b)	130,000	129,147
LTS Buyer LLC Tranche B 1LN, term loan 4% 4/11/20 (b)	24,936	24,531

TOTAL TELECOMMUNICATIONS		153,678

Utilities - 1.1%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (b)	262,664	255,309
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (b)	54,141	43,313
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (b)	310,000	292,950
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (b)	149,239	139,911

TOTAL UTILITIES		731,483

TOTAL BANK LOAN OBLIGATIONS
(Cost $8,212,632)		7,894,620

Bank Notes - 0.4%
Regions Bank 7.5% 5/15/18
(Cost $279,565)	250,000	281,447

Preferred Securities - 0.6%
Banks & Thrifts - 0.4%
Royal Bank of Scotland Group PLC 7.5% (b)(d)	$200,000	$208,319
Wells Fargo & Co. 5.875% (b)(d)	20,000	21,600

TOTAL BANKS & THRIFTS		229,919

Diversified Financial Services - 0.2%
American Express Co. 4.9% (b)(d)	15,000	14,645
Citigroup, Inc.:
5.95% (b)(d)	100,000	99,595
5.95% (b)(d)	10,000	10,111

TOTAL DIVERSIFIED FINANCIAL SERVICES		124,351

TOTAL PREFERRED SECURITIES
(Cost $343,790)		354,270
	Shares	Value

Money Market Funds - 4.4%
Fidelity Cash Central Fund, 0.18% (e)
(Cost $2,851,320)	2,851,320	2,851,320
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $66,712,895)		64,564,486
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(161,197)
NET ASSETS - 100%		$64,403,289

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,462,138 or 34.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) The coupon rate will be determined upon settlement of the loan after period end.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,080

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$53,182,829	$--	$53,182,829	$--
Bank Loan Obligations	7,894,620	--	7,894,620	--
Bank Notes	281,447	--	281,447	--
Preferred Securities	354,270	--	354,270	--
Money Market Funds	2,851,320	2,851,320	--	--
Total Investments in Securities:	$64,564,486	$2,851,320	$61,713,166	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	72.4%
Luxembourg	5.9%
Canada	5.7%
France	3.2%
Mexico	2.6%
Cayman Islands	1.9%
Barbados	1.6%
Marshall Islands	1.4%
Australia	1.2%
Austria	1.1%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2015 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $63,861,575)	$61,713,166
Fidelity Central Funds (cost $2,851,320)	2,851,320
Total Investments (cost $66,712,895)		$64,564,486
Cash		19,100
Receivable for investments sold		498,874
Receivable for fund shares sold		32,393
Interest receivable		940,266
Distributions receivable from Fidelity Central Funds		432
Prepaid expenses		173
Receivable from investment adviser for expense reductions		36,199
Total assets		66,091,923
Liabilities
Payable for investments purchased	$1,394,993
Payable for fund shares redeemed	187,599
Distributions payable	24,381
Accrued management fee	29,841
Distribution and service plan fees payable	5,279
Other affiliated payables	8,112
Other payables and accrued expenses	38,429
Total liabilities		1,688,634
Net Assets		$64,403,289
Net Assets consist of:
Paid in capital		$68,746,689
Undistributed net investment income		70,523
Accumulated undistributed net realized gain (loss) on investments		(2,265,514)
Net unrealized appreciation (depreciation) on investments		(2,148,409)
Net Assets		$64,403,289
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($6,451,589 ÷ 682,810 shares)		$9.45
Maximum offering price per share (100/96.00 of $9.45)		$9.84
Class T:
Net Asset Value and redemption price per share ($2,476,542 ÷ 262,123 shares)		$9.45
Maximum offering price per share (100/96.00 of $9.45)		$9.84
Class C:
Net Asset Value and offering price per share ($4,103,477 ÷ 434,323 shares)(a)		$9.45
Short Duration High Income:
Net Asset Value, offering price and redemption price per share ($48,506,967 ÷ 5,134,224 shares)		$9.45
Class I:
Net Asset Value, offering price and redemption price per share ($2,864,714 ÷ 303,208 shares)		$9.45

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2015 (Unaudited)
Investment Income
Dividends		$2,083
Interest		1,755,963
Income from Fidelity Central Funds		2,080
Total income		1,760,126
Expenses
Management fee	$178,947
Transfer agent fees	38,055
Distribution and service plan fees	29,077
Accounting fees and expenses	13,251
Custodian fees and expenses	6,505
Independent trustees' compensation	144
Registration fees	60,251
Audit	31,606
Legal	79
Miscellaneous	347
Total expenses before reductions	358,262
Expense reductions	(72,310)	285,952
Net investment income (loss)		1,474,174
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(855,735)
Total net realized gain (loss)		(855,735)
Change in net unrealized appreciation (depreciation) on investment securities		(1,905,888)
Net gain (loss)		(2,761,623)
Net increase (decrease) in net assets resulting from operations		$(1,287,449)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,474,174	$2,616,400
Net realized gain (loss)	(855,735)	(1,395,322)
Change in net unrealized appreciation (depreciation)	(1,905,888)	(679,199)
Net increase (decrease) in net assets resulting from operations	(1,287,449)	541,879
Distributions to shareholders from net investment income	(1,421,215)	(2,602,102)
Share transactions - net increase (decrease)	5,269,854	(4,220,658)
Redemption fees	8,800	44,348
Total increase (decrease) in net assets	2,569,990	(6,236,533)
Net Assets
Beginning of period	61,833,299	68,069,832
End of period (including undistributed net investment income of $70,523 and undistributed net investment income of $17,564, respectively)	$64,403,289	$61,833,299

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short Duration High Income Fund Class A

	Six months ended	Years ended April 30,
	(Unaudited)	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.213	.358	.132
Net realized and unrealized gain (loss)	(.417)	(.246)	.091
Total from investment operations	(.204)	.112	.223
Distributions from net investment income	(.207)	(.358)	(.124)
Redemption fees added to paid in capitalB	.001	.006	.001
Net asset value, end of period	$9.45	$9.86	$10.10
Total ReturnC,D,E	(2.07)%	1.22%	2.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.31%H	1.29%	1.61%H
Expenses net of fee waivers, if any	1.05%H	1.05%	1.05%H
Expenses net of all reductions	1.05%H	1.05%	1.05%H
Net investment income (loss)	4.43%H	3.63%	2.72%H
Supplemental Data
Net assets, end of period (000 omitted)	$6,452	$4,398	$3,043
Portfolio turnover rateI	59%H	84%	20%J

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short Duration High Income Fund Class T

	Six months ended	Years ended April 30,
	(Unaudited)	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.215	.360	.132
Net realized and unrealized gain (loss)	(.419)	(.247)	.091
Total from investment operations	(.204)	.113	.223
Distributions from net investment income	(.207)	(.359)	(.124)
Redemption fees added to paid in capitalB	.001	.006	.001
Net asset value, end of period	$9.45	$9.86	$10.10
Total ReturnC,D,E	(2.07)%	1.23%	2.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.31%H	1.31%	1.61%H
Expenses net of fee waivers, if any	1.05%H	1.05%	1.05%H
Expenses net of all reductions	1.05%H	1.05%	1.05%H
Net investment income (loss)	4.43%H	3.63%	2.72%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,477	$2,930	$2,946
Portfolio turnover rateI	59%H	84%	20%J

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short Duration High Income Fund Class C

	Six months ended	Years ended April 30,
	(Unaudited)	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.178	.285	.096
Net realized and unrealized gain (loss)	(.419)	(.247)	.090
Total from investment operations	(.241)	.038	.186
Distributions from net investment income	(.170)	(.284)	(.087)
Redemption fees added to paid in capitalB	.001	.006	.001
Net asset value, end of period	$9.45	$9.86	$10.10
Total ReturnC,D,E	(2.44)%	.47%	1.88%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.06%H	2.08%	2.37%H
Expenses net of fee waivers, if any	1.80%H	1.80%	1.80%H
Expenses net of all reductions	1.80%H	1.80%	1.80%H
Net investment income (loss)	3.68%H	2.88%	1.97%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,103	$3,465	$3,114
Portfolio turnover rateI	59%H	84%	20%J

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short Duration High Income Fund

	Six months ended	Years ended April 30,
	(Unaudited)	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.227	.385	.142
Net realized and unrealized gain (loss)	(.419)	(.248)	.093
Total from investment operations	(.192)	.137	.235
Distributions from net investment income	(.219)	(.383)	(.136)
Redemption fees added to paid in capitalB	.001	.006	.001
Net asset value, end of period	$9.45	$9.86	$10.10
Total ReturnC,D	(1.95)%	1.48%	2.37%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.01%G	1.00%	1.24%G
Expenses net of fee waivers, if any	.80%G	.80%	.80%G
Expenses net of all reductions	.80%G	.80%	.80%G
Net investment income (loss)	4.68%G	3.88%	2.96%G
Supplemental Data
Net assets, end of period (000 omitted)	$48,507	$45,109	$54,547
Portfolio turnover rateH	59%G	84%	20%I

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short Duration High Income Fund Class I

	Six months ended	Years ended April 30,
	(Unaudited)	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.230	.383	.143
Net realized and unrealized gain (loss)	(.422)	(.246)	.091
Total from investment operations	(.192)	.137	.234
Distributions from net investment income	(.219)	(.383)	(.135)
Redemption fees added to paid in capitalB	.001	.006	.001
Net asset value, end of period	$9.45	$9.86	$10.10
Total ReturnC,D	(1.95)%	1.48%	2.37%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.03%G	1.04%	1.34%G
Expenses net of fee waivers, if any	.80%G	.80%	.80%G
Expenses net of all reductions	.80%G	.80%	.80%G
Net investment income (loss)	4.68%G	3.88%	2.97%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,865	$5,932	$4,419
Portfolio turnover rateH	59%G	84%	20%I

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2015

1. Organization.

Fidelity Short Duration High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Short Duration High Income and Class I (formerly Institutional Class) shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2015 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$334,459
Gross unrealized depreciation	(2,399,330)
Net unrealized appreciation (depreciation) on securities	$(2,064,871)
Tax cost	$66,629,357

The Fund intends to elect to defer to its next fiscal year $1,396,000 of capital losses recognized during the period November 1, 2014 to April 30, 2015.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $23,003,297 and $17,949,527, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$6,750	$6,750
Class T	-%	.25%	3,354	3,354
Class C	.75%	.25%	18,973	18,973
			$29,077	$29,077

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,538
Class T	672
Class C(a)	229
$2,439

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$3,968.15
Class T	2,255.17
Class C	2,987.16
Short Duration High Income	25,471.11
Class I	3,374.15
	$ 38,055

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $41 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through June 30, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.05%	$7,093
Class T	1.05%	3,570
Class C	1.80%	4,886
Short Duration High Income	.80%	51,377
Class I	.80%	5,203
		$72,129

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $36.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $145.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2015	Year ended April 30, 2015
From net investment income
Class A	$116,146	$151,548
Class T	57,528	112,975
Class C	67,213	107,591
Short Duration High Income	1,080,369	1,984,086
Class I	99,959	245,902
Total	$1,421,215	$2,602,102

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2015	Year ended April 30, 2015	Six months ended October 31, 2015	Year ended April 30, 2015
Class A
Shares sold	472,082	299,268	$4,519,404	$2,985,839
Reinvestment of distributions	11,036	14,874	105,624	146,830
Shares redeemed	(246,287)	(169,511)	(2,360,114)	(1,660,441)
Net increase (decrease)	236,831	144,631	$2,264,914	$1,472,228
Class T
Shares sold	58,701	106,602	$561,225	$1,059,729
Reinvestment of distributions	5,847	11,282	56,113	111,555
Shares redeemed	(99,585)	(112,433)	(959,200)	(1,107,095)
Net increase (decrease)	(35,037)	5,451	$(341,862)	$64,189
Class C
Shares sold	231,359	183,881	$2,218,286	$1,829,692
Reinvestment of distributions	6,640	10,436	63,593	103,054
Shares redeemed	(155,022)	(151,335)	(1,488,533)	(1,485,824)
Net increase (decrease)	82,977	42,982	$793,346	$446,922
Short Duration High Income
Shares sold	2,100,197	3,237,652	$20,326,067	$32,098,500
Reinvestment of distributions	99,172	179,994	951,149	1,780,718
Shares redeemed	(1,639,724)	(4,244,145)	(15,845,658)	(41,783,699)
Net increase (decrease)	559,645	(826,499)	$5,431,558	$(7,904,481)
Class I
Shares sold	55,052	500,722	$525,918	$4,973,578
Reinvestment of distributions	8,878	21,974	85,477	216,979
Shares redeemed	(362,294)	(358,716)	(3,489,497)	(3,490,073)
Net increase (decrease)	(298,364)	163,980	$(2,878,102)	$1,700,484

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2015 to October 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period-B May 1, 2015 to October 31, 2015
Class A	1.05%
Actual		$1,000.00	$979.30	$5.22
Hypothetical-C		$1,000.00	$1,019.86	$5.33
Class T	1.05%
Actual		$1,000.00	$979.30	$5.22
Hypothetical-C		$1,000.00	$1,019.86	$5.33
Class C	1.80%
Actual		$1,000.00	$975.60	$8.94
Hypothetical-C		$1,000.00	$1,016.09	$9.12
Short Duration High Income	.80%
Actual		$1,000.00	$980.50	$3.98
Hypothetical-C		$1,000.00	$1,021.11	$4.06
Class I	.80%
Actual		$1,000.00	$980.50	$3.98
Hypothetical-C		$1,000.00	$1,021.11	$4.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short Duration High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-year period, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Short Duration High Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month period shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Short Duration High Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of the retail class ranked below its competitive median for 2014, the total expense ratio of each of Class A and Class T ranked equal to its competitive median for 2014, and the total expense ratio of each of Class C and Class I ranked above its competitive median for 2014.

The Board further considered that FMR contractually agreed to reimburse Class A, Class T, Class C, Class I, and the retail class of the fund to the extent that total expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets exceed 1.05%, 1.05%, 1.80%, 0.80%, and 0.80% through June 30, 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although in some cases above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders;(viii) Fidelity's group fee structures, including the group fee schedule of breakpoints;(ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

ASDHI-SANN-1215
1.969426.101

Fidelity® Short Duration High Income Fund Semi-Annual Report October 31, 2015

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Five Holdings as of October 31, 2015

(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Numericable Group SA	3.2	3.4
APX Group, Inc.	3.1	1.7
Dynegy, Inc.	3.1	3.2
William Lyon Homes, Inc.	2.9	2.7
JC Penney Corp., Inc.	2.7	2.2
	15.0

Top Five Market Sectors as of October 31, 2015

	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	14.5	11.0
Energy	10.4	7.0
Air Transportation	7.2	7.8
Utilities	7.1	8.1
Services	6.3	8.6

Quality Diversification (% of fund's net assets)

As of October 31, 2015
AAA,AA,A	0.8%
BBB	5.6%
BB	30.6%
B	44.6%
CCC,CC,C	10.9%
Not Rated	3.4%
Short-Term Investments and Net Other Assets	4.1%

As of April 30, 2015
AAA,AA,A	0.6%
BBB	6.8%
BB	32.2%
B	43.7%
CCC,CC,C	12.4%
Not Rated	0.6%
Short-Term Investments and Net Other Assets	3.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Duration as of October 31, 2015

6 months ago
Years	2.4	2.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)

As of October 31, 2015 *
Nonconvertible Bonds	82.6%
Bank Loan Obligations	12.3%
Other Investments	1.0%
Short-Term Investments and Net Other Assets (Liabilities)	4.1%

 * Foreign investments 27.6%

As of April 30, 2015*
Nonconvertible Bonds	83.9%
Bank Loan Obligations	12.4%
Short-Term Investments and Net Other Assets (Liabilities)	3.7%

 * Foreign investments 29.3%

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 82.6%
	Principal Amount	Value
Air Transportation - 6.9%
Air Canada 6.625% 5/15/18 (a)	$785,000	$802,506
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 9/15/20 (a)	75,000	72,923
Allegiant Travel Co. 5.5% 7/15/19	380,000	387,980
American Airlines Group, Inc.:
4.625% 3/1/20 (a)	490,000	485,713
5.5% 10/1/19 (a)	340,000	345,270
U.S. Airways Group, Inc. 6.125% 6/1/18	1,030,000	1,069,913
United Continental Holdings, Inc.:
6% 12/1/20	200,000	211,500
6.375% 6/1/18	1,000,000	1,057,500

TOTAL AIR TRANSPORTATION		4,433,305

Automotive - 0.3%
Ford Motor Credit Co. LLC 2.875% 10/1/18	200,000	202,485
Automotive & Auto Parts - 0.2%
ZF North America Capital, Inc. 4% 4/29/20 (a)	150,000	151,500
Banks & Thrifts - 1.1%
Bank of America Corp.:
2% 1/11/18	150,000	150,656
6% 9/1/17	250,000	268,715
JPMorgan Chase & Co. 2.35% 1/28/19	97,000	97,903
Ocwen Financial Corp. 7.125% 5/15/19 (a)(b)	205,000	187,063

TOTAL BANKS & THRIFTS		704,337

Broadcasting - 1.7%
Clear Channel Communications, Inc.:
5.5% 12/15/16	450,000	409,500
6.875% 6/15/18	110,000	94,600
9% 12/15/19	685,000	579,681
10% 1/15/18	65,000	34,450

TOTAL BROADCASTING		1,118,231

Building Materials - 2.4%
Building Materials Holding Corp. 9% 9/15/18 (a)	95,000	100,643
CEMEX S.A.B. de CV 6.5% 12/10/19 (a)	1,420,000	1,441,300

TOTAL BUILDING MATERIALS		1,541,943

Cable/Satellite TV - 1.9%
Cablevision Systems Corp. 7.75% 4/15/18	150,000	157,500
CCO Holdings LLC/CCO Holdings Capital Corp. 5.25% 3/15/21	300,000	309,750
DISH DBS Corp.:
5.125% 5/1/20	300,000	298,875
6.75% 6/1/21	210,000	215,271
Time Warner Cable, Inc. 5.85% 5/1/17	200,000	210,931

TOTAL CABLE/SATELLITE TV		1,192,327

Chemicals - 1.2%
LSB Industries, Inc. 7.75% 8/1/19	260,000	246,025
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	500,000	497,500

TOTAL CHEMICALS		743,525

Containers - 2.1%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (a)(b)	1,001,750	1,016,933
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.3372% 12/15/19 (a)(b)	150,000	147,750
7% 11/15/20 (a)	167,647	168,066
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (a)	25,000	25,125

TOTAL CONTAINERS		1,357,874

Diversified Financial Services - 4.6%
Citigroup, Inc. 4.45% 1/10/17	200,000	207,524
Discover Financial Services 6.45% 6/12/17	200,000	214,248
FLY Leasing Ltd. 6.75% 12/15/20	65,000	68,250
Hyundai Capital America 2.55% 2/6/19 (a)	100,000	99,499
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.875% 3/15/19	335,000	342,638
ILFC E-Capital Trust I 4.57% 12/21/65 (a)(b)	105,000	96,863
ILFC E-Capital Trust II 6.25% 12/21/65 (a)(b)	45,000	41,963
Morgan Stanley 2.125% 4/25/18	150,000	151,206
Navient Corp. 5.875% 3/25/21	175,000	165,594
SLM Corp.:
4.875% 6/17/19	825,000	798,188
5.5% 1/15/19	710,000	705,563
8.45% 6/15/18	65,000	69,713

TOTAL DIVERSIFIED FINANCIAL SERVICES		2,961,249

Diversified Media - 1.7%
MDC Partners, Inc. 6.75% 4/1/20 (a)	610,000	620,675
WMG Acquisition Corp. 6% 1/15/21 (a)	445,000	458,350

TOTAL DIVERSIFIED MEDIA		1,079,025

Energy - 9.9%
California Resources Corp. 5% 1/15/20	430,000	312,825
Chesapeake Energy Corp.:
5.375% 6/15/21	95,000	61,513
6.125% 2/15/21	85,000	55,667
6.5% 8/15/17	40,000	36,750
Citgo Holding, Inc. 10.75% 2/15/20 (a)	245,000	246,225
Consolidated Energy Finance SA 6.75% 10/15/19 (a)	1,020,000	1,014,900
EP Energy LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20	760,000	661,200
Forbes Energy Services Ltd. 9% 6/15/19	345,000	232,875
Forum Energy Technologies, Inc. 6.25% 10/1/21	30,000	25,125
Halcon Resources Corp. 8.625% 2/1/20 (a)	395,000	340,688
Pacific Drilling V Ltd. 7.25% 12/1/17 (a)	85,000	57,800
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	200,000	210,000
Petroleos Mexicanos 3.5% 7/18/18	250,000	254,250
Sabine Pass Liquefaction LLC 5.625% 2/1/21 (b)	630,000	625,275
Sunoco LP / Sunoco Finance Corp. 5.5% 8/1/20 (a)	610,000	625,250
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (a)	35,000	36,225
5.875% 10/1/20	200,000	207,000
Western Gas Partners LP 2.6% 8/15/18	200,000	198,581
Whiting Petroleum Corp. 5% 3/15/19	650,000	617,500
WPX Energy, Inc. 7.5% 8/1/20	600,000	561,000

TOTAL ENERGY		6,380,649

Entertainment/Film - 0.3%
New Cotai LLC / New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	250,000	207,500
Food/Beverage/Tobacco - 1.8%
JBS Investments GmbH 7.75% 10/28/20 (a)	700,000	745,850
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 7.25% 6/1/21 (a)	300,000	313,875
Vector Group Ltd. 7.75% 2/15/21	120,000	128,100

TOTAL FOOD/BEVERAGE/TOBACCO		1,187,825

Gaming - 1.9%
MCE Finance Ltd. 5% 2/15/21 (a)	600,000	561,780
Wynn Macau Ltd. 5.25% 10/15/21 (a)	700,000	640,500

TOTAL GAMING		1,202,280

Healthcare - 4.5%
Community Health Systems, Inc. 7.125% 7/15/20	200,000	205,000
Kindred Escrow Corp. II 8% 1/15/20	1,305,000	1,350,675
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 4.875% 4/15/20 (a)	25,000	23,969
Tenet Healthcare Corp.:
4.75% 6/1/20	200,000	203,000
5% 3/1/19	720,000	703,800
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (a)	395,000	343,650
6.75% 8/15/18 (a)	80,000	77,208

TOTAL HEALTHCARE		2,907,302

Homebuilders/Real Estate - 5.6%
Brandywine Operating Partnership LP 4.95% 4/15/18	150,000	157,745
DDR Corp. 4.75% 4/15/18	150,000	158,205
Essex Portfolio LP 5.5% 3/15/17	250,000	262,232
Liberty Property LP 6.625% 10/1/17	150,000	162,915
Mack-Cali Realty LP 2.5% 12/15/17	150,000	151,037
TRI Pointe Homes, Inc. 4.375% 6/15/19	820,000	814,875
William Lyon Homes, Inc. 5.75% 4/15/19	1,835,000	1,867,113

TOTAL HOMEBUILDERS/REAL ESTATE		3,574,122

Insurance - 0.3%
ING U.S., Inc. 2.9% 2/15/18 (b)	200,000	204,116
Metals/Mining - 2.8%
Anglo American Capital PLC 1.2705% 4/15/16 (a)(b)	200,000	199,012
First Quantum Minerals Ltd. 6.75% 2/15/20 (a)	1,160,000	883,050
Freeport-McMoRan, Inc. 2.375% 3/15/18	200,000	183,000
Lundin Mining Corp. 7.5% 11/1/20 (a)	445,000	449,450
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (a)	110,000	95,768

TOTAL METALS/MINING		1,810,280

Paper - 0.6%
Mercer International, Inc. 7% 12/1/19	300,000	306,000
Xerium Technologies, Inc. 8.875% 6/15/18	85,000	86,700

TOTAL PAPER		392,700

Publishing/Printing - 1.1%
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (a)(b)	555,000	564,713
R.R. Donnelley & Sons Co. 7.875% 3/15/21	120,000	125,190

TOTAL PUBLISHING/PRINTING		689,903

Services - 5.0%
APX Group, Inc.:
6.375% 12/1/19	1,875,000	1,823,438
8.75% 12/1/20	230,000	189,750
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (a)	1,175,000	1,185,281

TOTAL SERVICES		3,198,469

Steel - 0.4%
JMC Steel Group, Inc. 8.25% 3/15/18 (a)	70,000	47,600
Steel Dynamics, Inc. 5.125% 10/1/21	220,000	218,350

TOTAL STEEL		265,950

Super Retail - 2.3%
JC Penney Corp., Inc.:
5.65% 6/1/20	394,000	360,510
5.75% 2/15/18	650,000	632,125
8.125% 10/1/19	495,000	492,525

TOTAL SUPER RETAIL		1,485,160

Technology - 0.3%
NXP BV/NXP Funding LLC 4.125% 6/15/20 (a)	200,000	204,000
Telecommunications - 14.3%
Alcatel-Lucent U.S.A., Inc. 6.75% 11/15/20 (a)	200,000	212,500
AT&T, Inc. 1.237% 11/27/18 (b)	200,000	200,168
Columbus International, Inc. 7.375% 3/30/21 (a)	1,000,000	1,040,000
Digicel Group Ltd. 8.25% 9/30/20 (a)	500,000	442,500
DigitalGlobe, Inc. 5.25% 2/1/21 (a)	300,000	269,874
FairPoint Communications, Inc. 8.75% 8/15/19 (a)	110,000	113,300
Intelsat Jackson Holdings SA 7.25% 10/15/20	1,755,000	1,601,438
Numericable Group SA 4.875% 5/15/19 (a)	2,045,000	2,055,218
Sprint Communications, Inc. 7% 3/1/20 (a)	1,210,000	1,270,500
T-Mobile U.S.A., Inc.:
6.464% 4/28/19	1,275,000	1,311,656
6.542% 4/28/20	365,000	374,125
Verizon Communications, Inc. 3.65% 9/14/18	250,000	263,681
Wind Acquisition Finance SA 4.75% 7/15/20 (a)	70,000	71,225

TOTAL TELECOMMUNICATIONS		9,226,185

Transportation Ex Air/Rail - 1.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	215,000	205,863
Navios Maritime Holdings, Inc. 8.125% 2/15/19	980,000	715,400

TOTAL TRANSPORTATION EX AIR/RAIL		921,263

Utilities - 6.0%
DCP Midstream Operating LP 2.5% 12/1/17	100,000	93,208
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	35,000	35,131
DPL, Inc. 6.75% 10/1/19	550,000	563,750
Dynegy, Inc. 6.75% 11/1/19	1,995,000	1,990,013
RJS Power Holdings LLC 5.125% 7/15/19 (a)	1,265,000	1,157,222

TOTAL UTILITIES		3,839,324

TOTAL NONCONVERTIBLE BONDS
(Cost $55,025,588)		53,182,829

Bank Loan Obligations - 12.3%
Aerospace - 0.3%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (b)	193,059	190,163
Air Transportation - 0.3%
American Airlines, Inc. Tranche B, term loan 3.5% 10/10/21 (b)	163,350	162,942
Broadcasting - 0.7%
Clear Channel Communications, Inc. Tranche D, term loan 6.9383% 1/30/19 (b)	395,000	330,196
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (b)	99,737	99,038

TOTAL BROADCASTING		429,234

Building Materials - 0.6%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (b)	132,975	128,875
Tranche 2LN, term loan 7.75% 4/1/22 (b)	25,000	24,453
LBM Borrower LLC Tranche B 1LN, term loan 6.25% 8/20/22 (b)	235,000	226,336

TOTAL BUILDING MATERIALS		379,664

Cable/Satellite TV - 0.7%
CSC Holdings LLC Tranche B, term loan 2.6883% 4/17/20 (b)	74,419	74,357
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (b)	66,517	65,594
Tranche B 2LN, term loan 4.5% 5/8/20 (b)	57,546	56,748
Tranche B 6LN, term loan 1/22/23 (c)	290,000	286,572

TOTAL CABLE/SATELLITE TV		483,271

Capital Goods - 0.2%
Rexnord LLC Tranche B, term loan 4% 8/21/20 (b)	148,736	146,846
Containers - 0.7%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (b)	252,437	251,965
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (b)	206,889	202,751

TOTAL CONTAINERS		454,716

Diversified Financial Services - 0.3%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 9/11/22 (b)	100,000	86,500
Tranche B 1LN, term loan 4.75% 9/11/21 (b)	24,875	22,398
TransUnion LLC Tranche B 2LN, term loan 3.5% 4/9/21 (b)	94,193	92,819

TOTAL DIVERSIFIED FINANCIAL SERVICES		201,717

Energy - 0.5%
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (b)	305,000	241,560
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (b)	97,285	77,179

TOTAL ENERGY		318,739

Food & Drug Retail - 0.2%
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (b)	98,258	98,039
Gaming - 1.6%
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (b)	264,462	264,903
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (b)	97,756	92,364
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (b)	233,070	204,325
Eldorado Resorts, Inc. Tranche B, term loan 4.25% 7/23/22 (b)	14,963	14,944
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (b)	208,859	205,928
Scientific Games Corp. Tranche B 2LN, term loan 6% 10/1/21 (b)	238,200	232,395

TOTAL GAMING		1,014,859

Healthcare - 0.7%
Jaguar Holding Co. II / Pharmaceutical Product Development LLC Tranche B, term loan 4.25% 8/18/22 (b)	89,775	88,380
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (b)	85,000	85,177
Tranche B 1LN, term loan 4.25% 1/28/21 (b)	117,840	117,448
Valeant Pharmaceuticals International, Inc. Tranche BD 2LN, term loan 3.5% 2/13/19 (b)	170,000	158,143

TOTAL HEALTHCARE		449,148

Leisure - 0.1%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (b)	44,813	39,995
Publishing/Printing - 0.7%
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (b)	461,403	456,789
Services - 1.3%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (b)	68,775	63,510
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (b)	143,488	107,616
Garda World Security Corp.:
term loan 4.0032% 11/8/20 (b)	315,285	306,615
Tranche DD, term loan 4.0032% 11/8/20 (b)	80,654	78,436
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (b)	276,316	235,098
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (b)	68,950	65,933

TOTAL SERVICES		857,208

Super Retail - 0.8%
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (b)	9,875	9,823
6% 5/22/18 (b)	217,050	216,236
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (b)	268,650	268,505

TOTAL SUPER RETAIL		494,564

Technology - 1.3%
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (b)	145,000	143,852
Epicor Software Corp. Tranche B, term loan 4.75% 6/1/22 (b)	130,000	129,123
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (b)	49,961	50,481
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 8.713% 10/16/23 (b)	50,000	49,250
Tranche B 1LN, term loan 5% 10/16/22 (b)	85,000	83,867
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (b)	75,000	74,875
Tranche B 1LN, term loan 4.75% 11/12/21 (b)	160,000	159,867
TTM Technologies, Inc. Tranche B 1LN, term loan 6% 5/31/21 (b)	150,000	140,250

TOTAL TECHNOLOGY		831,565

Telecommunications - 0.2%
GTT Communications, Inc. Tranche B, term loan 6.25% 10/22/22 (b)	130,000	129,147
LTS Buyer LLC Tranche B 1LN, term loan 4% 4/11/20 (b)	24,936	24,531

TOTAL TELECOMMUNICATIONS		153,678

Utilities - 1.1%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (b)	262,664	255,309
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (b)	54,141	43,313
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (b)	310,000	292,950
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (b)	149,239	139,911

TOTAL UTILITIES		731,483

TOTAL BANK LOAN OBLIGATIONS
(Cost $8,212,632)		7,894,620

Bank Notes - 0.4%
Regions Bank 7.5% 5/15/18
(Cost $279,565)	250,000	281,447

Preferred Securities - 0.6%
Banks & Thrifts - 0.4%
Royal Bank of Scotland Group PLC 7.5% (b)(d)	$200,000	$208,319
Wells Fargo & Co. 5.875% (b)(d)	20,000	21,600

TOTAL BANKS & THRIFTS		229,919

Diversified Financial Services - 0.2%
American Express Co. 4.9% (b)(d)	15,000	14,645
Citigroup, Inc.:
5.95% (b)(d)	100,000	99,595
5.95% (b)(d)	10,000	10,111

TOTAL DIVERSIFIED FINANCIAL SERVICES		124,351

TOTAL PREFERRED SECURITIES
(Cost $343,790)		354,270
	Shares	Value

Money Market Funds - 4.4%
Fidelity Cash Central Fund, 0.18% (e)
(Cost $2,851,320)	2,851,320	2,851,320
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $66,712,895)		64,564,486
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(161,197)
NET ASSETS - 100%		$64,403,289

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,462,138 or 34.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) The coupon rate will be determined upon settlement of the loan after period end.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,080

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$53,182,829	$--	$53,182,829	$--
Bank Loan Obligations	7,894,620	--	7,894,620	--
Bank Notes	281,447	--	281,447	--
Preferred Securities	354,270	--	354,270	--
Money Market Funds	2,851,320	2,851,320	--	--
Total Investments in Securities:	$64,564,486	$2,851,320	$61,713,166	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	72.4%
Luxembourg	5.9%
Canada	5.7%
France	3.2%
Mexico	2.6%
Cayman Islands	1.9%
Barbados	1.6%
Marshall Islands	1.4%
Australia	1.2%
Austria	1.1%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		October 31, 2015 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $63,861,575)	$61,713,166
Fidelity Central Funds (cost $2,851,320)	2,851,320
Total Investments (cost $66,712,895)		$64,564,486
Cash		19,100
Receivable for investments sold		498,874
Receivable for fund shares sold		32,393
Interest receivable		940,266
Distributions receivable from Fidelity Central Funds		432
Prepaid expenses		173
Receivable from investment adviser for expense reductions		36,199
Total assets		66,091,923
Liabilities
Payable for investments purchased	$1,394,993
Payable for fund shares redeemed	187,599
Distributions payable	24,381
Accrued management fee	29,841
Distribution and service plan fees payable	5,279
Other affiliated payables	8,112
Other payables and accrued expenses	38,429
Total liabilities		1,688,634
Net Assets		$64,403,289
Net Assets consist of:
Paid in capital		$68,746,689
Undistributed net investment income		70,523
Accumulated undistributed net realized gain (loss) on investments		(2,265,514)
Net unrealized appreciation (depreciation) on investments		(2,148,409)
Net Assets		$64,403,289
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($6,451,589 ÷ 682,810 shares)		$9.45
Maximum offering price per share (100/96.00 of $9.45)		$9.84
Class T:
Net Asset Value and redemption price per share ($2,476,542 ÷ 262,123 shares)		$9.45
Maximum offering price per share (100/96.00 of $9.45)		$9.84
Class C:
Net Asset Value and offering price per share ($4,103,477 ÷ 434,323 shares)(a)		$9.45
Short Duration High Income:
Net Asset Value, offering price and redemption price per share ($48,506,967 ÷ 5,134,224 shares)		$9.45
Class I:
Net Asset Value, offering price and redemption price per share ($2,864,714 ÷ 303,208 shares)		$9.45

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended October 31, 2015 (Unaudited)
Investment Income
Dividends		$2,083
Interest		1,755,963
Income from Fidelity Central Funds		2,080
Total income		1,760,126
Expenses
Management fee	$178,947
Transfer agent fees	38,055
Distribution and service plan fees	29,077
Accounting fees and expenses	13,251
Custodian fees and expenses	6,505
Independent trustees' compensation	144
Registration fees	60,251
Audit	31,606
Legal	79
Miscellaneous	347
Total expenses before reductions	358,262
Expense reductions	(72,310)	285,952
Net investment income (loss)		1,474,174
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(855,735)
Total net realized gain (loss)		(855,735)
Change in net unrealized appreciation (depreciation) on investment securities		(1,905,888)
Net gain (loss)		(2,761,623)
Net increase (decrease) in net assets resulting from operations		$(1,287,449)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended October 31, 2015 (Unaudited)	Year ended April 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,474,174	$2,616,400
Net realized gain (loss)	(855,735)	(1,395,322)
Change in net unrealized appreciation (depreciation)	(1,905,888)	(679,199)
Net increase (decrease) in net assets resulting from operations	(1,287,449)	541,879
Distributions to shareholders from net investment income	(1,421,215)	(2,602,102)
Share transactions - net increase (decrease)	5,269,854	(4,220,658)
Redemption fees	8,800	44,348
Total increase (decrease) in net assets	2,569,990	(6,236,533)
Net Assets
Beginning of period	61,833,299	68,069,832
End of period (including undistributed net investment income of $70,523 and undistributed net investment income of $17,564, respectively)	$64,403,289	$61,833,299

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short Duration High Income Fund Class A

	Six months ended	Years ended April 30,
	(Unaudited)	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.213	.358	.132
Net realized and unrealized gain (loss)	(.417)	(.246)	.091
Total from investment operations	(.204)	.112	.223
Distributions from net investment income	(.207)	(.358)	(.124)
Redemption fees added to paid in capitalB	.001	.006	.001
Net asset value, end of period	$9.45	$9.86	$10.10
Total ReturnC,D,E	(2.07)%	1.22%	2.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.31%H	1.29%	1.61%H
Expenses net of fee waivers, if any	1.05%H	1.05%	1.05%H
Expenses net of all reductions	1.05%H	1.05%	1.05%H
Net investment income (loss)	4.43%H	3.63%	2.72%H
Supplemental Data
Net assets, end of period (000 omitted)	$6,452	$4,398	$3,043
Portfolio turnover rateI	59%H	84%	20%J

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short Duration High Income Fund Class T

	Six months ended	Years ended April 30,
	(Unaudited)	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.215	.360	.132
Net realized and unrealized gain (loss)	(.419)	(.247)	.091
Total from investment operations	(.204)	.113	.223
Distributions from net investment income	(.207)	(.359)	(.124)
Redemption fees added to paid in capitalB	.001	.006	.001
Net asset value, end of period	$9.45	$9.86	$10.10
Total ReturnC,D,E	(2.07)%	1.23%	2.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.31%H	1.31%	1.61%H
Expenses net of fee waivers, if any	1.05%H	1.05%	1.05%H
Expenses net of all reductions	1.05%H	1.05%	1.05%H
Net investment income (loss)	4.43%H	3.63%	2.72%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,477	$2,930	$2,946
Portfolio turnover rateI	59%H	84%	20%J

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short Duration High Income Fund Class C

	Six months ended	Years ended April 30,
	(Unaudited)	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.178	.285	.096
Net realized and unrealized gain (loss)	(.419)	(.247)	.090
Total from investment operations	(.241)	.038	.186
Distributions from net investment income	(.170)	(.284)	(.087)
Redemption fees added to paid in capitalB	.001	.006	.001
Net asset value, end of period	$9.45	$9.86	$10.10
Total ReturnC,D,E	(2.44)%	.47%	1.88%
Ratios to Average Net AssetsF,G
Expenses before reductions	2.06%H	2.08%	2.37%H
Expenses net of fee waivers, if any	1.80%H	1.80%	1.80%H
Expenses net of all reductions	1.80%H	1.80%	1.80%H
Net investment income (loss)	3.68%H	2.88%	1.97%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,103	$3,465	$3,114
Portfolio turnover rateI	59%H	84%	20%J

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short Duration High Income Fund

	Six months ended	Years ended April 30,
	(Unaudited)	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.227	.385	.142
Net realized and unrealized gain (loss)	(.419)	(.248)	.093
Total from investment operations	(.192)	.137	.235
Distributions from net investment income	(.219)	(.383)	(.136)
Redemption fees added to paid in capitalB	.001	.006	.001
Net asset value, end of period	$9.45	$9.86	$10.10
Total ReturnC,D	(1.95)%	1.48%	2.37%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.01%G	1.00%	1.24%G
Expenses net of fee waivers, if any	.80%G	.80%	.80%G
Expenses net of all reductions	.80%G	.80%	.80%G
Net investment income (loss)	4.68%G	3.88%	2.96%G
Supplemental Data
Net assets, end of period (000 omitted)	$48,507	$45,109	$54,547
Portfolio turnover rateH	59%G	84%	20%I

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Short Duration High Income Fund Class I

	Six months ended	Years ended April 30,
	(Unaudited)	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$9.86	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B	.230	.383	.143
Net realized and unrealized gain (loss)	(.422)	(.246)	.091
Total from investment operations	(.192)	.137	.234
Distributions from net investment income	(.219)	(.383)	(.135)
Redemption fees added to paid in capitalB	.001	.006	.001
Net asset value, end of period	$9.45	$9.86	$10.10
Total ReturnC,D	(1.95)%	1.48%	2.37%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.03%G	1.04%	1.34%G
Expenses net of fee waivers, if any	.80%G	.80%	.80%G
Expenses net of all reductions	.80%G	.80%	.80%G
Net investment income (loss)	4.68%G	3.88%	2.97%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,865	$5,932	$4,419
Portfolio turnover rateH	59%G	84%	20%I

 A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended October 31, 2015

1. Organization.

Fidelity Short Duration High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Short Duration High Income and Class I (formerly Institutional Class) shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of October 31, 2015 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$334,459
Gross unrealized depreciation	(2,399,330)
Net unrealized appreciation (depreciation) on securities	$(2,064,871)
Tax cost	$66,629,357

The Fund intends to elect to defer to its next fiscal year $1,396,000 of capital losses recognized during the period November 1, 2014 to April 30, 2015.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $23,003,297 and $17,949,527, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$6,750	$6,750
Class T	-%	.25%	3,354	3,354
Class C	.75%	.25%	18,973	18,973
			$29,077	$29,077

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,538
Class T	672
Class C(a)	229
$2,439

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$3,968.15
Class T	2,255.17
Class C	2,987.16
Short Duration High Income	25,471.11
Class I	3,374.15
	$ 38,055

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $41 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through June 30, 2016. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.05%	$7,093
Class T	1.05%	3,570
Class C	1.80%	4,886
Short Duration High Income	.80%	51,377
Class I	.80%	5,203
		$72,129

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $36.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $145.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2015	Year ended April 30, 2015
From net investment income
Class A	$116,146	$151,548
Class T	57,528	112,975
Class C	67,213	107,591
Short Duration High Income	1,080,369	1,984,086
Class I	99,959	245,902
Total	$1,421,215	$2,602,102

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2015	Year ended April 30, 2015	Six months ended October 31, 2015	Year ended April 30, 2015
Class A
Shares sold	472,082	299,268	$4,519,404	$2,985,839
Reinvestment of distributions	11,036	14,874	105,624	146,830
Shares redeemed	(246,287)	(169,511)	(2,360,114)	(1,660,441)
Net increase (decrease)	236,831	144,631	$2,264,914	$1,472,228
Class T
Shares sold	58,701	106,602	$561,225	$1,059,729
Reinvestment of distributions	5,847	11,282	56,113	111,555
Shares redeemed	(99,585)	(112,433)	(959,200)	(1,107,095)
Net increase (decrease)	(35,037)	5,451	$(341,862)	$64,189
Class C
Shares sold	231,359	183,881	$2,218,286	$1,829,692
Reinvestment of distributions	6,640	10,436	63,593	103,054
Shares redeemed	(155,022)	(151,335)	(1,488,533)	(1,485,824)
Net increase (decrease)	82,977	42,982	$793,346	$446,922
Short Duration High Income
Shares sold	2,100,197	3,237,652	$20,326,067	$32,098,500
Reinvestment of distributions	99,172	179,994	951,149	1,780,718
Shares redeemed	(1,639,724)	(4,244,145)	(15,845,658)	(41,783,699)
Net increase (decrease)	559,645	(826,499)	$5,431,558	$(7,904,481)
Class I
Shares sold	55,052	500,722	$525,918	$4,973,578
Reinvestment of distributions	8,878	21,974	85,477	216,979
Shares redeemed	(362,294)	(358,716)	(3,489,497)	(3,490,073)
Net increase (decrease)	(298,364)	163,980	$(2,878,102)	$1,700,484

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2015 to October 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period-B May 1, 2015 to October 31, 2015
Class A	1.05%
Actual		$1,000.00	$979.30	$5.22
Hypothetical-C		$1,000.00	$1,019.86	$5.33
Class T	1.05%
Actual		$1,000.00	$979.30	$5.22
Hypothetical-C		$1,000.00	$1,019.86	$5.33
Class C	1.80%
Actual		$1,000.00	$975.60	$8.94
Hypothetical-C		$1,000.00	$1,016.09	$9.12
Short Duration High Income	.80%
Actual		$1,000.00	$980.50	$3.98
Hypothetical-C		$1,000.00	$1,021.11	$4.06
Class I	.80%
Actual		$1,000.00	$980.50	$3.98
Hypothetical-C		$1,000.00	$1,021.11	$4.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short Duration High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-year period, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Short Duration High Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month period shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG % and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Short Duration High Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of the retail class ranked below its competitive median for 2014, the total expense ratio of each of Class A and Class T ranked equal to its competitive median for 2014, and the total expense ratio of each of Class C and Class I ranked above its competitive median for 2014.

The Board further considered that FMR contractually agreed to reimburse Class A, Class T, Class C, Class I, and the retail class of the fund to the extent that total expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets exceed 1.05%, 1.05%, 1.80%, 0.80%, and 0.80% through June 30, 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although in some cases above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders;(viii) Fidelity's group fee structures, including the group fee schedule of breakpoints;(ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SDH-SANN-1215
1.969437.101

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 24, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 24, 2015